UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2012



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2012




[LOGO OF USAA]
   USAA(R)

                                   [GRAPHIC OF USAA INTERMEDIATE-TERM BOND FUND]

 =============================================================

       ANNUAL REPORT
       USAA INTERMEDIATE-TERM BOND FUND
       FUND SHARES o INSTITUTIONAL SHARES o ADVISER SHARES
       JULY 31, 2012

 =============================================================

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PRESIDENT'S MESSAGE

"ALTHOUGH INDIVIDUAL CIRCUMSTANCES MAY VARY,
WE BELIEVE THAT INVESTORS SHOULD MAINTAIN A        [PHOTO OF DANIEL S. McNAMARA]
PORTFOLIO WITH A LONG-TERM PERSPECTIVE."

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AUGUST 2012

The more things change, the more they stay the same. Investors, who were worried during the summer of 2011 about Europe and a U.S. government shutdown, found themselves worrying at the end of the reporting period about Europe and the U.S. "fiscal cliff." Overhanging it all -- the persistent slow-growth trajectory of the U.S. economy.

At the beginning of the reporting period, the U.S. economy appeared to be gaining strength, as it rebounded from an earlier slowdown. Though weaker-than-expected data surprised the markets in the fall of 2011, economic conditions -- including the level of unemployment -- seemed to improve during the winter. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, despite hopes that U.S. economic activity would accelerate during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook.

Meanwhile, politics have delayed what is expected to be a rancorous debate in Congress over another increase in the nation's debt ceiling. There also is concern about the "fiscal cliff." Unless Congress acts, $1.2 trillion in tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013.

The European sovereign debt crisis also continues to roil the markets. For the last three years, market sentiment has been at the mercy of events in the European Union (EU). As yet, a lasting solution remains elusive. Policymakers have taken only incremental steps to buy time for the EU's weakest members to regain fiscal balance. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt.

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The uncertainty has driven a risk-on, risk-off trade in which investors shift back and forth between riskier asset classes, such as stocks and safe-haven investments, such as U.S. Treasuries. When investors are optimistic, they seek out riskier asset classes. When they are fearful, they generally favor safe-haven securities.

In the midst of this turmoil, U.S. stocks posted solid results. Indeed, compared to many other asset classes, U.S. equity performance has been outstanding. During the reporting period, the S&P 500(R) Index recorded a gain of about 9%. Still, many observers have been disappointed; stocks have not generated the larger returns they anticipated. Although individual circumstances may vary, we believe that investors should maintain a portfolio with a long-term perspective.

Fixed-income securities appear to have returned to their traditional role as an income generator. Though bonds have delivered robust returns in recent years, we don't believe they will have the same kind of performance going forward. Furthermore, the strong price appreciation also has implications for bonds' income potential. As bond prices increased, their yields dropped near record lows. In this environment, we feel it's more important than ever to have a team of experienced bond managers working on your behalf, seeking to enhance the income you receive from your USAA fixed-income funds. Both our equity and fixed-income managers will continue working hard to meet your investment needs.

From all of us at USAA Asset Management Company, I'd like to thank you for your continued investment in our family of no-load mutual funds. We are proud of what we have been able to accomplish in all kinds of market environments.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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TABLE OF CONTENTS

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FUND OBJECTIVE                                                                1

MANAGERS' COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

    Distributions to Shareholders                                            16

    Report of Independent Registered Public Accounting Firm                  17

    Portfolio of Investments                                                 18

    Notes to Portfolio of Investments                                        46

    Financial Statements                                                     51

    Notes to Financial Statements                                            54

EXPENSE EXAMPLE                                                              73

ADVISORY AGREEMENT                                                           75

TRUSTEES' AND OFFICERS' INFORMATION                                          80

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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FUND OBJECTIVE

THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF HIGH CURRENT INCOME WITHOUT UNDUE RISK TO PRINCIPAL.

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TYPES OF INVESTMENTS

The Fund's principal investment strategy is to normally invest at least 80% of the Fund's assets in a broad range of debt securities that have a dollar-weighted average portfolio maturity between three to 10 years. This 80% policy may be changed upon at least 60 days' notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

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[PHOTO OF MATTHEW FREUND]                               [PHOTO OF JULIANNE BASS]
   MATTHEW FREUND, CFA                                     JULIANNE BASS, CFA
   USAA Asset                                              USAA Asset
   Management Company                                      Management Company

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o HOW DID THE USAA INTERMEDIATE-TERM BOND FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    At the end of the reporting period, the Fund Shares provided a total return of 7.27%. During the same period, the Barclays U.S. Aggregate Bond Index (the Index) returned 7.25% and the Lipper Intermediate Investment Grade Funds Index returned 7.67%. At the same time, the Fund Shares provided a one-year dividend yield of 4.93%, compared to 2.85% for the Lipper Intermediate Investment Grade Debt Funds Average.

o   WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    Europe's financial problems dominated market sentiment during the reporting period. Despite numerous meetings and conferences to find a solution, the Greek debt crisis continued, threatening to spread to other European Union
    (EU) countries such as Italy and Spain (the EU's third and fourth largest economies). Fear of contagion drove a widespread flight to safety in which perceived safe-haven sovereign debt was purchased without regard to possible return. For example, Germany issued a two-year government bond with a zero coupon. As the prices of safe-haven assets increased, yields dropped to record

    Refer to page 8 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA INTERMEDIATE-TERM BOND FUND

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    or near-record lows. The yield on a five-year constant maturity U.S. Treasury fell to an all-time low of 0.56% on July 25, 2012, and ended the period at 0.60%. However, the decline in yields was not limited to U.S. government debt. The yield on Swiss government 10-year bonds, which has been less than 1% since November 2011, fell below 0.50% as news out of euro zone countries drove investors to safe havens. U.S. Treasury yields remained low through the end of the reporting period as investors awaited the outcome of meetings by the Federal Reserve (the Fed) and the European Central Bank.

    Some of the volatility in U.S. Treasury yields during the reporting period was the result of investors' on-again/off-again speculation about the possibility of a third round of quantitative easing by the Fed. Through the first round of quantitative easing, the Fed had expanded its balance sheet by purchasing $1.7 trillion mortgage-backed securities (Fannie Mae, Freddie Mac, and Ginnie Mae) and U.S. Treasuries. It purchased an additional $600 billion in Treasury bonds in its second quantitative easing program, which ended on June 30, 2011.

    In support of the U.S. economy, the Fed maintained an accommodative monetary policy throughout the reporting period by holding short-term interest rates near zero. The Fed also tried to boost economic activity by making it cheaper for businesses to fund their long-term borrowing needs. Through "Operation Twist" the Fed sought to push down long-term interest rates by selling shorter-maturity bonds in its portfolio of securities and buying longer-term bonds. In June of this year, as U.S. economic data weakened and job growth failed to materialize, the Fed announced it would extend Operation Twist though the end of 2012.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    The Fund outperformed versus the Index during the reporting period, largely as a result of its overweight in positions such as corporate bonds and commercial mortgage-backed securities. Its holdings of BBB-rated securities added value, particularly during the

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

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                    5-YEAR CONSTANT MATURITY TREASURY YIELDS

               [CHART OF 5-YEAR CONSTANT MATURITY TREASURY YIELDS]

                                              YIELD IN PERCENT
  7/2/1962                                           3.77%
  7/3/1962                                           3.76
  7/4/1962                                             ND
  7/5/1962                                           3.78
  7/6/1962                                           3.79
  7/9/1962                                           3.83
 7/10/1962                                           3.81
 7/11/1962                                           3.77
 7/12/1962                                           3.78
 7/13/1962                                           3.78
 7/16/1962                                           3.80
 7/17/1962                                           3.82
 7/18/1962                                           3.83
 7/19/1962                                           3.83
 7/20/1962                                           3.82
 7/23/1962                                           3.81
 7/24/1962                                           3.82
 7/25/1962                                           3.83
 7/26/1962                                           3.82
 7/27/1962                                           3.79
 7/30/1962                                           3.81
 7/31/1962                                           3.82
  8/1/1962                                           3.80
  8/2/1962                                           3.76
  8/3/1962                                           3.77
  8/6/1962                                           3.76
  8/7/1962                                           3.79
  8/8/1962                                           3.78
  8/9/1962                                           3.76
 8/10/1962                                           3.76
 8/13/1962                                           3.74
 8/14/1962                                           3.73
 8/15/1962                                           3.72
 8/16/1962                                           3.69
 8/17/1962                                           3.69
 8/20/1962                                           3.66
 8/21/1962                                           3.66
 8/22/1962                                           3.66
 8/23/1962                                           3.66
 8/24/1962                                           3.66
 8/27/1962                                           3.67
 8/28/1962                                           3.67
 8/29/1962                                           3.67
 8/30/1962                                           3.66
 8/31/1962                                           3.66
  9/3/1962                                             ND
  9/4/1962                                           3.67
  9/5/1962                                           3.68
  9/6/1962                                           3.72
  9/7/1962                                           3.74
 9/10/1962                                           3.72
 9/11/1962                                           3.72
 9/12/1962                                           3.72
 9/13/1962                                           3.72
 9/14/1962                                           3.72
 9/17/1962                                           3.71
 9/18/1962                                           3.71
 9/19/1962                                           3.71
 9/20/1962                                           3.71
 9/21/1962                                           3.71
 9/24/1962                                           3.69
 9/25/1962                                           3.68
 9/26/1962                                           3.67
 9/27/1962                                           3.67
 9/28/1962                                           3.66
 10/1/1962                                           3.64
 10/2/1962                                           3.62
 10/3/1962                                           3.60
 10/4/1962                                           3.60
 10/5/1962                                           3.62
 10/8/1962                                           3.64
 10/9/1962                                           3.64
10/10/1962                                           3.62
10/11/1962                                           3.63
10/12/1962                                             ND
10/15/1962                                           3.63
10/16/1962                                           3.63
10/17/1962                                           3.64
10/18/1962                                           3.63
10/19/1962                                           3.62
10/22/1962                                           3.64
10/23/1962                                           3.67
10/24/1962                                           3.67
10/25/1962                                           3.67
10/26/1962                                           3.65
10/29/1962                                           3.64
10/30/1962                                           3.63
10/31/1962                                           3.64
 11/1/1962                                           3.63
 11/2/1962                                           3.62
 11/5/1962                                           3.61
 11/6/1962                                             ND
 11/7/1962                                           3.60
 11/8/1962                                           3.59
 11/9/1962                                           3.57
11/12/1962                                             ND
11/13/1962                                           3.58
11/14/1962                                           3.59
11/15/1962                                           3.59
11/16/1962                                           3.63
11/19/1962                                           3.62
11/20/1962                                           3.61
11/21/1962                                           3.59
11/22/1962                                             ND
11/23/1962                                           3.59
11/26/1962                                           3.60
11/27/1962                                           3.60
11/28/1962                                           3.59
11/29/1962                                           3.59
11/30/1962                                           3.59
 12/3/1962                                           3.60
 12/4/1962                                           3.61
 12/5/1962                                           3.61
 12/6/1962                                           3.60
 12/7/1962                                           3.59
12/10/1962                                           3.58
12/11/1962                                           3.57
12/12/1962                                           3.57
12/13/1962                                           3.57
12/14/1962                                           3.57
12/17/1962                                           3.56
12/18/1962                                           3.55
12/19/1962                                           3.55
12/20/1962                                           3.54
12/21/1962                                           3.51
12/24/1962                                           3.50
12/25/1962                                             ND
12/26/1962                                           3.50
12/27/1962                                           3.52
12/28/1962                                           3.56
12/31/1962                                           3.56
  1/1/1963                                             ND
  1/2/1963                                           3.53
  1/3/1963                                           3.53
  1/4/1963                                           3.56
  1/7/1963                                           3.57
  1/8/1963                                           3.56
  1/9/1963                                           3.56
 1/10/1963                                           3.55
 1/11/1963                                           3.54
 1/14/1963                                           3.54
 1/15/1963                                           3.53
 1/16/1963                                           3.53
 1/17/1963                                           3.56
 1/18/1963                                           3.57
 1/21/1963                                           3.60
 1/22/1963                                           3.62
 1/23/1963                                           3.62
 1/24/1963                                           3.62
 1/25/1963                                           3.61
 1/28/1963                                           3.62
 1/29/1963                                           3.63
 1/30/1963                                           3.63
 1/31/1963                                           3.65
  2/1/1963                                           3.66
  2/4/1963                                           3.66
  2/5/1963                                           3.66
  2/6/1963                                           3.65
  2/7/1963                                           3.65
  2/8/1963                                           3.65
 2/11/1963                                           3.65
 2/12/1963                                             ND
 2/13/1963                                           3.65
 2/14/1963                                           3.65
 2/15/1963                                           3.64
 2/18/1963                                           3.64
 2/19/1963                                           3.66
 2/20/1963                                           3.66
 2/21/1963                                           3.68
 2/22/1963                                             ND
 2/25/1963                                           3.68
 2/26/1963                                           3.68
 2/27/1963                                           3.68
 2/28/1963                                           3.68
  3/1/1963                                           3.67
  3/4/1963                                           3.67
  3/5/1963                                           3.67
  3/6/1963                                           3.67
  3/7/1963                                           3.67
  3/8/1963                                           3.67
 3/11/1963                                           3.68
 3/12/1963                                           3.68
 3/13/1963                                           3.68
 3/14/1963                                           3.68
 3/15/1963                                           3.68
 3/18/1963                                           3.68
 3/19/1963                                           3.68
 3/20/1963                                           3.68
 3/21/1963                                           3.68
 3/22/1963                                           3.68
 3/25/1963                                           3.69
 3/26/1963                                           3.71
 3/27/1963                                           3.72
 3/28/1963                                           3.71
 3/29/1963                                           3.71
  4/1/1963                                           3.70
  4/2/1963                                           3.70
  4/3/1963                                           3.71
  4/4/1963                                           3.70
  4/5/1963                                           3.70
  4/8/1963                                           3.72
  4/9/1963                                           3.73
 4/10/1963                                           3.76
 4/11/1963                                           3.74
 4/12/1963                                             ND
 4/15/1963                                           3.77
 4/16/1963                                           3.76
 4/17/1963                                           3.77
 4/18/1963                                           3.76
 4/19/1963                                           3.75
 4/22/1963                                           3.76
 4/23/1963                                           3.76
 4/24/1963                                           3.76
 4/25/1963                                           3.75
 4/26/1963                                           3.73
 4/29/1963                                           3.74
 4/30/1963                                           3.73
  5/1/1963                                           3.72
  5/2/1963                                           3.72
  5/3/1963                                           3.71
  5/6/1963                                           3.69
  5/7/1963                                           3.68
  5/8/1963                                           3.70
  5/9/1963                                           3.71
 5/10/1963                                           3.71
 5/13/1963                                           3.70
 5/14/1963                                           3.70
 5/15/1963                                           3.69
 5/16/1963                                           3.68
 5/17/1963                                           3.69
 5/20/1963                                           3.71
 5/21/1963                                           3.70
 5/22/1963                                           3.70
 5/23/1963                                           3.71
 5/24/1963                                           3.75
 5/27/1963                                           3.75
 5/28/1963                                           3.77
 5/29/1963                                           3.78
 5/30/1963                                             ND
 5/31/1963                                           3.78
  6/3/1963                                           3.81
  6/4/1963                                           3.80
  6/5/1963                                           3.80
  6/6/1963                                           3.80
  6/7/1963                                           3.81
 6/10/1963                                           3.80
 6/11/1963                                           3.79
 6/12/1963                                           3.81
 6/13/1963                                           3.81
 6/14/1963                                           3.82
 6/17/1963                                           3.83
 6/18/1963                                           3.83
 6/19/1963                                           3.83
 6/20/1963                                           3.82
 6/21/1963                                           3.82
 6/24/1963                                           3.82
 6/25/1963                                           3.82
 6/26/1963                                           3.82
 6/27/1963                                           3.82
 6/28/1963                                           3.82
  7/1/1963                                           3.82
  7/2/1963                                           3.86
  7/3/1963                                           3.86
  7/4/1963                                             ND
  7/5/1963                                           3.89
  7/8/1963                                           3.92
  7/9/1963                                           3.91
 7/10/1963                                           3.90
 7/11/1963                                           3.91
 7/12/1963                                           3.90
 7/15/1963                                           3.90
 7/16/1963                                           3.91
 7/17/1963                                           3.92
 7/18/1963                                           3.91
 7/19/1963                                           3.90
 7/22/1963                                           3.91
 7/23/1963                                           3.91
 7/24/1963                                           3.90
 7/25/1963                                           3.89
 7/26/1963                                           3.88
 7/29/1963                                           3.87
 7/30/1963                                           3.88
 7/31/1963                                           3.88
  8/1/1963                                           3.87
  8/2/1963                                           3.86
  8/5/1963                                           3.87
  8/6/1963                                           3.87
  8/7/1963                                           3.88
  8/8/1963                                           3.88
  8/9/1963                                           3.88
 8/12/1963                                           3.90
 8/13/1963                                           3.90
 8/14/1963                                           3.90
 8/15/1963                                           3.89
 8/16/1963                                           3.89
 8/19/1963                                           3.88
 8/20/1963                                           3.88
 8/21/1963                                           3.89
 8/22/1963                                           3.89
 8/23/1963                                           3.89
 8/26/1963                                           3.89
 8/27/1963                                           3.90
 8/28/1963                                           3.90
 8/29/1963                                           3.91
 8/30/1963                                           3.93
  9/2/1963                                             ND
  9/3/1963                                           3.94
  9/4/1963                                           3.94
  9/5/1963                                           3.97
  9/6/1963                                           3.97
  9/9/1963                                           3.97
 9/10/1963                                           3.97
 9/11/1963                                           3.96
 9/12/1963                                           3.97
 9/13/1963                                           3.97
 9/16/1963                                           3.97
 9/17/1963                                           3.97
 9/18/1963                                           3.96
 9/19/1963                                           3.95
 9/20/1963                                           3.94
 9/23/1963                                           3.94
 9/24/1963                                           3.95
 9/25/1963                                           3.95
 9/26/1963                                           3.95
 9/27/1963                                           3.94
 9/30/1963                                           3.94
 10/1/1963                                           3.93
 10/2/1963                                           3.93
 10/3/1963                                           3.93
 10/4/1963                                           3.94
 10/7/1963                                           3.95
 10/8/1963                                           3.96
 10/9/1963                                           3.97
10/10/1963                                           3.97
10/11/1963                                           3.96
10/14/1963                                           3.96
10/15/1963                                           3.97
10/16/1963                                           3.97
10/17/1963                                           3.98
10/18/1963                                           3.99
10/21/1963                                           3.99
10/22/1963                                           3.98
10/23/1963                                           3.98
10/24/1963                                           3.97
10/25/1963                                           3.98
10/28/1963                                           3.98
10/29/1963                                           4.00
10/30/1963                                           4.00
10/31/1963                                           4.01
 11/1/1963                                           4.01
 11/4/1963                                           4.02
 11/5/1963                                             ND
 11/6/1963                                           4.04
 11/7/1963                                           4.04
 11/8/1963                                           4.05
11/11/1963                                             ND
11/12/1963                                           4.03
11/13/1963                                           4.04
11/14/1963                                           4.02
11/15/1963                                           4.00
11/18/1963                                           4.00
11/19/1963                                           4.00
11/20/1963                                           4.00
11/21/1963                                           4.00
11/22/1963                                           4.00
11/25/1963                                             ND
11/26/1963                                           3.98
11/27/1963                                           3.99
11/28/1963                                             ND
11/29/1963                                           3.99
 12/2/1963                                           4.01
 12/3/1963                                           4.02
 12/4/1963                                           4.01
 12/5/1963                                           4.01
 12/6/1963                                           4.01
 12/9/1963                                           4.01
12/10/1963                                           4.02
12/11/1963                                           4.03
12/12/1963                                           4.04
12/13/1963                                           4.05
12/16/1963                                           4.07
12/17/1963                                           4.07
12/18/1963                                           4.06
12/19/1963                                           4.06
12/20/1963                                           4.07
12/23/1963                                           4.07
12/24/1963                                           4.07
12/25/1963                                             ND
12/26/1963                                           4.06
12/27/1963                                           4.05
12/30/1963                                           4.05
12/31/1963                                           4.06
  1/1/1964                                             ND
  1/2/1964                                           4.07
  1/3/1964                                           4.07
  1/6/1964                                           4.08
  1/7/1964                                           4.08
  1/8/1964                                           4.09
  1/9/1964                                           4.09
 1/10/1964                                           4.10
 1/13/1964                                           4.08
 1/14/1964                                           4.08
 1/15/1964                                           4.09
 1/16/1964                                           4.08
 1/17/1964                                           4.07
 1/20/1964                                           4.06
 1/21/1964                                           4.05
 1/22/1964                                           4.05
 1/23/1964                                           4.05
 1/24/1964                                           4.06
 1/27/1964                                           4.06
 1/28/1964                                           4.06
 1/29/1964                                           4.06
 1/30/1964                                           4.05
 1/31/1964                                           4.03
  2/3/1964                                           4.02
  2/4/1964                                           4.03
  2/5/1964                                           4.02
  2/6/1964                                           4.01
  2/7/1964                                           4.01
 2/10/1964                                           4.02
 2/11/1964                                           4.02
 2/12/1964                                             ND
 2/13/1964                                           4.02
 2/14/1964                                           4.02
 2/17/1964                                           4.02
 2/18/1964                                           4.03
 2/19/1964                                           4.03
 2/20/1964                                           4.04
 2/21/1964                                             ND
 2/24/1964                                           4.05
 2/25/1964                                           4.06
 2/26/1964                                           4.05
 2/27/1964                                           4.07
 2/28/1964                                           4.10
  3/2/1964                                           4.10
  3/3/1964                                           4.10
  3/4/1964                                           4.11
  3/5/1964                                           4.10
  3/6/1964                                           4.11
  3/9/1964                                           4.10
 3/10/1964                                           4.11
 3/11/1964                                           4.12
 3/12/1964                                           4.12
 3/13/1964                                           4.11
 3/16/1964                                           4.11
 3/17/1964                                           4.12
 3/18/1964                                           4.14
 3/19/1964                                           4.16
 3/20/1964                                           4.17
 3/23/1964                                           4.19
 3/24/1964                                           4.21
 3/25/1964                                           4.20
 3/26/1964                                           4.19
 3/27/1964                                             ND
 3/30/1964                                           4.18
 3/31/1964                                           4.16
  4/1/1964                                           4.17
  4/2/1964                                           4.18
  4/3/1964                                           4.20
  4/6/1964                                           4.19
  4/7/1964                                           4.18
  4/8/1964                                           4.16
  4/9/1964                                           4.14
 4/10/1964                                           4.15
 4/13/1964                                           4.16
 4/14/1964                                           4.16
 4/15/1964                                           4.15
 4/16/1964                                           4.14
 4/17/1964                                           4.14
 4/20/1964                                           4.14
 4/21/1964                                           4.14
 4/22/1964                                           4.14
 4/23/1964                                           4.14
 4/24/1964                                           4.15
 4/27/1964                                           4.15
 4/28/1964                                           4.15
 4/29/1964                                           4.14
 4/30/1964                                           4.13
  5/1/1964                                           4.12
  5/4/1964                                           4.10
  5/5/1964                                           4.10
  5/6/1964                                           4.10
  5/7/1964                                           4.09
  5/8/1964                                           4.06
 5/11/1964                                           4.04
 5/12/1964                                           4.03
 5/13/1964                                           4.02
 5/14/1964                                           4.01
 5/15/1964                                           4.02
 5/18/1964                                           4.02
 5/19/1964                                           4.02
 5/20/1964                                           4.05
 5/21/1964                                           4.05
 5/22/1964                                           4.04
 5/25/1964                                           4.03
 5/26/1964                                           4.03
 5/27/1964                                           4.03
 5/28/1964                                           4.03
 5/29/1964                                             ND
  6/1/1964                                           4.03
  6/2/1964                                           4.03
  6/3/1964                                           4.03
  6/4/1964                                           4.03
  6/5/1964                                           4.02
  6/8/1964                                           4.02
  6/9/1964                                           4.01
 6/10/1964                                           4.02
 6/11/1964                                           4.02
 6/12/1964                                           4.02
 6/15/1964                                           4.02
 6/16/1964                                           4.02
 6/17/1964                                           4.02
 6/18/1964                                           4.01
 6/19/1964                                           4.01
 6/22/1964                                           4.00
 6/23/1964                                           4.02
 6/24/1964                                           4.03
 6/25/1964                                           4.02
 6/26/1964                                           4.01
 6/29/1964                                           4.01
 6/30/1964                                           4.01
  7/1/1964                                           4.01
  7/2/1964                                           4.01
  7/3/1964                                             ND
  7/6/1964                                           4.01
  7/7/1964                                           4.00
  7/8/1964                                           4.00
  7/9/1964                                           4.01
 7/10/1964                                           4.01
 7/13/1964                                           4.02
 7/14/1964                                           4.02
 7/15/1964                                           4.02
 7/16/1964                                           4.03
 7/17/1964                                           4.04
 7/20/1964                                           4.05
 7/21/1964                                           4.05
 7/22/1964                                           4.04
 7/23/1964                                           4.03
 7/24/1964                                           4.03
 7/27/1964                                           4.03
 7/28/1964                                           4.04
 7/29/1964                                           4.05
 7/30/1964                                           4.05
 7/31/1964                                           4.04
  8/3/1964                                           4.04
  8/4/1964                                           4.04
  8/5/1964                                           4.04
  8/6/1964                                           4.04
  8/7/1964                                           4.05
 8/10/1964                                           4.06
 8/11/1964                                           4.07
 8/12/1964                                           4.06
 8/13/1964                                           4.06
 8/14/1964                                           4.05
 8/17/1964                                           4.05
 8/18/1964                                           4.05
 8/19/1964                                           4.05
 8/20/1964                                           4.05
 8/21/1964                                           4.05
 8/24/1964                                           4.06
 8/25/1964                                           4.06
 8/26/1964                                           4.06
 8/27/1964                                           4.06
 8/28/1964                                           4.07
 8/31/1964                                           4.07
  9/1/1964                                           4.08
  9/2/1964                                           4.09
  9/3/1964                                           4.09
  9/4/1964                                           4.09
  9/7/1964                                             ND
  9/8/1964                                           4.10
  9/9/1964                                           4.10
 9/10/1964                                           4.09
 9/11/1964                                           4.09
 9/14/1964                                           4.09
 9/15/1964                                           4.10
 9/16/1964                                           4.09
 9/17/1964                                           4.08
 9/18/1964                                           4.07
 9/21/1964                                           4.06
 9/22/1964                                           4.06
 9/23/1964                                           4.06
 9/24/1964                                           4.06
 9/25/1964                                           4.06
 9/28/1964                                           4.04
 9/29/1964                                           4.05
 9/30/1964                                           4.05
 10/1/1964                                           4.05
 10/2/1964                                           4.07
 10/5/1964                                           4.07
 10/6/1964                                           4.07
 10/7/1964                                           4.07
 10/8/1964                                           4.07
 10/9/1964                                           4.08
10/12/1964                                             ND
10/13/1964                                           4.08
10/14/1964                                           4.08
10/15/1964                                           4.08
10/16/1964                                           4.09
10/19/1964                                           4.09
10/20/1964                                           4.08
10/21/1964                                           4.07
10/22/1964                                           4.07
10/23/1964                                           4.07
10/26/1964                                           4.07
10/27/1964                                           4.06
10/28/1964                                           4.05
10/29/1964                                           4.04
10/30/1964                                           4.05
 11/2/1964                                           4.04
 11/3/1964                                             ND
 11/4/1964                                           4.04
 11/5/1964                                           4.04
 11/6/1964                                           4.04
 11/9/1964                                           4.03
11/10/1964                                           4.01
11/11/1964                                             ND
11/12/1964                                           3.99
11/13/1964                                           4.00
11/16/1964                                           4.01
11/17/1964                                           4.01
11/18/1964                                           4.01
11/19/1964                                           4.01
11/20/1964                                           4.01
11/23/1964                                           4.08
11/24/1964                                           4.09
11/25/1964                                           4.10
11/26/1964                                             ND
11/27/1964                                           4.11
11/30/1964                                           4.13
 12/1/1964                                           4.13
 12/2/1964                                           4.12
 12/3/1964                                           4.09
 12/4/1964                                           4.08
 12/7/1964                                           4.07
 12/8/1964                                           4.06
 12/9/1964                                           4.06
12/10/1964                                           4.06
12/11/1964                                           4.07
12/14/1964                                           4.08
12/15/1964                                           4.08
12/16/1964                                           4.08
12/17/1964                                           4.08
12/18/1964                                           4.09
12/21/1964                                           4.09
12/22/1964                                           4.09
12/23/1964                                           4.09
12/24/1964                                           4.09
12/25/1964                                             ND
12/28/1964                                           4.09
12/29/1964                                           4.09
12/30/1964                                           4.09
12/31/1964                                           4.12
  1/1/1965                                             ND
  1/4/1965                                           4.12
  1/5/1965                                           4.11
  1/6/1965                                           4.11
  1/7/1965                                           4.12
  1/8/1965                                           4.12
 1/11/1965                                           4.12
 1/12/1965                                           4.11
 1/13/1965                                           4.10
 1/14/1965                                           4.10
 1/15/1965                                           4.11
 1/18/1965                                           4.11
 1/19/1965                                           4.10
 1/20/1965                                           4.09
 1/21/1965                                           4.08
 1/22/1965                                           4.08
 1/25/1965                                           4.08
 1/26/1965                                           4.09
 1/27/1965                                           4.09
 1/28/1965                                           4.10
 1/29/1965                                           4.11
  2/1/1965                                           4.12
  2/2/1965                                           4.12
  2/3/1965                                           4.13
  2/4/1965                                           4.15
  2/5/1965                                           4.16
  2/8/1965                                           4.15
  2/9/1965                                           4.15
 2/10/1965                                           4.15
 2/11/1965                                           4.15
 2/12/1965                                             ND
 2/15/1965                                           4.15
 2/16/1965                                           4.15
 2/17/1965                                           4.14
 2/18/1965                                           4.15
 2/19/1965                                           4.16
 2/22/1965                                             ND
 2/23/1965                                           4.15
 2/24/1965                                           4.15
 2/25/1965                                           4.15
 2/26/1965                                           4.16
  3/1/1965                                           4.16
  3/2/1965                                           4.18
  3/3/1965                                           4.17
  3/4/1965                                           4.17
  3/5/1965                                           4.17
  3/8/1965                                           4.17
  3/9/1965                                           4.18
 3/10/1965                                           4.17
 3/11/1965                                           4.16
 3/12/1965                                           4.16
 3/15/1965                                           4.15
 3/16/1965                                           4.14
 3/17/1965                                           4.12
 3/18/1965                                           4.13
 3/19/1965                                           4.13
 3/22/1965                                           4.13
 3/23/1965                                           4.13
 3/24/1965                                           4.12
 3/25/1965                                           4.13
 3/26/1965                                           4.14
 3/29/1965                                           4.15
 3/30/1965                                           4.14
 3/31/1965                                           4.14
  4/1/1965                                           4.14
  4/2/1965                                           4.15
  4/5/1965                                           4.15
  4/6/1965                                           4.14
  4/7/1965                                           4.14
  4/8/1965                                           4.13
  4/9/1965                                           4.15
 4/12/1965                                           4.15
 4/13/1965                                           4.14
 4/14/1965                                           4.14
 4/15/1965                                           4.15
 4/16/1965                                             ND
 4/19/1965                                           4.16
 4/20/1965                                           4.16
 4/21/1965                                           4.16
 4/22/1965                                           4.16
 4/23/1965                                           4.16
 4/26/1965                                           4.16
 4/27/1965                                           4.16
 4/28/1965                                           4.16
 4/29/1965                                           4.16
 4/30/1965                                           4.16
  5/3/1965                                           4.16
  5/4/1965                                           4.14
  5/5/1965                                           4.14
  5/6/1965                                           4.14
  5/7/1965                                           4.14
 5/10/1965                                           4.15
 5/11/1965                                           4.15
 5/12/1965                                           4.16
 5/13/1965                                           4.16
 5/14/1965                                           4.15
 5/17/1965                                           4.15
 5/18/1965                                           4.15
 5/19/1965                                           4.15
 5/20/1965                                           4.15
 5/21/1965                                           4.15
 5/24/1965                                           4.15
 5/25/1965                                           4.15
 5/26/1965                                           4.14
 5/27/1965                                           4.14
 5/28/1965                                           4.15
 5/31/1965                                             ND
  6/1/1965                                           4.15
  6/2/1965                                           4.16
  6/3/1965                                           4.15
  6/4/1965                                           4.15
  6/7/1965                                           4.15
  6/8/1965                                           4.16
  6/9/1965                                           4.16
 6/10/1965                                           4.16
 6/11/1965                                           4.16
 6/14/1965                                           4.15
 6/15/1965                                           4.15
 6/16/1965                                           4.15
 6/17/1965                                           4.15
 6/18/1965                                           4.15
 6/21/1965                                           4.15
 6/22/1965                                           4.15
 6/23/1965                                           4.13
 6/24/1965                                           4.13
 6/25/1965                                           4.13
 6/28/1965                                           4.14
 6/29/1965                                           4.14
 6/30/1965                                           4.14
  7/1/1965                                           4.15
  7/2/1965                                           4.16
  7/5/1965                                             ND
  7/6/1965                                           4.16
  7/7/1965                                           4.14
  7/8/1965                                           4.14
  7/9/1965                                           4.15
 7/12/1965                                           4.15
 7/13/1965                                           4.15
 7/14/1965                                           4.15
 7/15/1965                                           4.15
 7/16/1965                                           4.15
 7/19/1965                                           4.14
 7/20/1965                                           4.14
 7/21/1965                                           4.14
 7/22/1965                                           4.15
 7/23/1965                                           4.15
 7/26/1965                                           4.15
 7/27/1965                                           4.15
 7/28/1965                                           4.15
 7/29/1965                                           4.17
 7/30/1965                                           4.18
  8/2/1965                                           4.18
  8/3/1965                                           4.18
  8/4/1965                                           4.18
  8/5/1965                                           4.19
  8/6/1965                                           4.19
  8/9/1965                                           4.19
 8/10/1965                                           4.19
 8/11/1965                                           4.20
 8/12/1965                                           4.20
 8/13/1965                                           4.20
 8/16/1965                                           4.20
 8/17/1965                                           4.22
 8/18/1965                                           4.22
 8/19/1965                                           4.21
 8/20/1965                                           4.20
 8/23/1965                                           4.21
 8/24/1965                                           4.22
 8/25/1965                                           4.21
 8/26/1965                                           4.22
 8/27/1965                                           4.22
 8/30/1965                                           4.22
 8/31/1965                                           4.22
  9/1/1965                                           4.23
  9/2/1965                                           4.23
  9/3/1965                                           4.22
  9/6/1965                                             ND
  9/7/1965                                           4.23
  9/8/1965                                           4.23
  9/9/1965                                           4.24
 9/10/1965                                           4.24
 9/13/1965                                           4.23
 9/14/1965                                           4.23
 9/15/1965                                           4.24
 9/16/1965                                           4.23
 9/17/1965                                           4.23
 9/20/1965                                           4.23
 9/21/1965                                           4.24
 9/22/1965                                           4.25
 9/23/1965                                           4.26
 9/24/1965                                           4.27
 9/27/1965                                           4.27
 9/28/1965                                           4.30
 9/29/1965                                           4.34
 9/30/1965                                           4.33
 10/1/1965                                           4.34
 10/4/1965                                           4.33
 10/5/1965                                           4.32
 10/6/1965                                           4.31
 10/7/1965                                           4.31
 10/8/1965                                           4.31
10/11/1965                                           4.31
10/12/1965                                             ND
10/13/1965                                           4.30
10/14/1965                                           4.31
10/15/1965                                           4.33
10/18/1965                                           4.34
10/19/1965                                           4.34
10/20/1965                                           4.35
10/21/1965                                           4.35
10/22/1965                                           4.34
10/25/1965                                           4.37
10/26/1965                                           4.37
10/27/1965                                           4.37
10/28/1965                                           4.39
10/29/1965                                           4.40
 11/1/1965                                           4.43
 11/2/1965                                             ND
 11/3/1965                                           4.44
 11/4/1965                                           4.45
 11/5/1965                                           4.48
 11/8/1965                                           4.50
 11/9/1965                                           4.50
11/10/1965                                           4.49
11/11/1965                                             ND
11/12/1965                                           4.47
11/15/1965                                           4.47
11/16/1965                                           4.46
11/17/1965                                           4.46
11/18/1965                                           4.45
11/19/1965                                           4.46
11/22/1965                                           4.45
11/23/1965                                           4.45
11/24/1965                                           4.44
11/25/1965                                             ND
11/26/1965                                           4.44
11/29/1965                                           4.45
11/30/1965                                           4.47
 12/1/1965                                           4.52
 12/2/1965                                           4.51
 12/3/1965                                           4.52
 12/6/1965                                           4.69
 12/7/1965                                           4.67
 12/8/1965                                           4.69
 12/9/1965                                           4.69
12/10/1965                                           4.69
12/13/1965                                           4.74
12/14/1965                                           4.77
12/15/1965                                           4.77
12/16/1965                                           4.76
12/17/1965                                           4.75
12/20/1965                                           4.71
12/21/1965                                           4.74
12/22/1965                                           4.76
12/23/1965                                           4.78
12/24/1965                                             ND
12/27/1965                                           4.77
12/28/1965                                           4.79
12/29/1965                                           4.81
12/30/1965                                           4.84
12/31/1965                                           4.88
  1/3/1966                                           4.88
  1/4/1966                                           4.89
  1/5/1966                                           4.87
  1/6/1966                                           4.84
  1/7/1966                                           4.83
 1/10/1966                                           4.84
 1/11/1966                                           4.83
 1/12/1966                                           4.77
 1/13/1966                                           4.79
 1/14/1966                                           4.82
 1/17/1966                                           4.84
 1/18/1966                                           4.83
 1/19/1966                                           4.83
 1/20/1966                                           4.84
 1/21/1966                                           4.85
 1/24/1966                                           4.88
 1/25/1966                                           4.90
 1/26/1966                                           4.91
 1/27/1966                                           4.92
 1/28/1966                                           4.95
 1/31/1966                                           4.98
  2/1/1966                                           4.94
  2/2/1966                                           4.95
  2/3/1966                                           4.95
  2/4/1966                                           4.95
  2/7/1966                                           4.99
  2/8/1966                                           4.97
  2/9/1966                                           4.97
 2/10/1966                                           4.98
 2/11/1966                                           5.01
 2/14/1966                                           5.00
 2/15/1966                                           5.00
 2/16/1966                                           5.00
 2/17/1966                                           4.97
 2/18/1966                                           4.98
 2/21/1966                                           5.00
 2/22/1966                                             ND
 2/23/1966                                           5.00
 2/24/1966                                           4.99
 2/25/1966                                           5.02
 2/28/1966                                           5.03
  3/1/1966                                           5.02
  3/2/1966                                           5.00
  3/3/1966                                           4.99
  3/4/1966                                           4.97
  3/7/1966                                           4.97
  3/8/1966                                           4.95
  3/9/1966                                           4.96
 3/10/1966                                           4.98
 3/11/1966                                           4.99
 3/14/1966                                           4.95
 3/15/1966                                           4.91
 3/16/1966                                           4.91
 3/17/1966                                           4.88
 3/18/1966                                           4.88
 3/21/1966                                           4.84
 3/22/1966                                           4.84
 3/23/1966                                           4.81
 3/24/1966                                           4.88
 3/25/1966                                           4.95
 3/28/1966                                           4.93
 3/29/1966                                           4.91
 3/30/1966                                           4.81
 3/31/1966                                           4.84
  4/1/1966                                           4.81
  4/4/1966                                           4.81
  4/5/1966                                           4.76
  4/6/1966                                           4.79
  4/7/1966                                           4.83
  4/8/1966                                             ND
 4/11/1966                                           4.83
 4/12/1966                                           4.83
 4/13/1966                                           4.84
 4/14/1966                                           4.84
 4/15/1966                                           4.86
 4/18/1966                                           4.84
 4/19/1966                                           4.83
 4/20/1966                                           4.85
 4/21/1966                                           4.83
 4/22/1966                                           4.83
 4/25/1966                                           4.84
 4/26/1966                                           4.86
 4/27/1966                                           4.85
 4/28/1966                                           4.84
 4/29/1966                                           4.85
  5/2/1966                                           4.86
  5/3/1966                                           4.86
  5/4/1966                                           4.86
  5/5/1966                                           4.87
  5/6/1966                                           4.86
  5/9/1966                                           4.82
 5/10/1966                                           4.82
 5/11/1966                                           4.85
 5/12/1966                                           4.84
 5/13/1966                                           4.85
 5/16/1966                                           4.85
 5/17/1966                                           4.84
 5/18/1966                                           4.84
 5/19/1966                                           4.86
 5/20/1966                                           4.88
 5/23/1966                                           4.92
 5/24/1966                                           4.96
 5/25/1966                                           4.97
 5/26/1966                                           4.99
 5/27/1966                                           5.00
 5/30/1966                                             ND
 5/31/1966                                           5.00
  6/1/1966                                           5.02
  6/2/1966                                           4.99
  6/3/1966                                           5.01
  6/6/1966                                           5.01
  6/7/1966                                           5.01
  6/8/1966                                           5.02
  6/9/1966                                           5.02
 6/10/1966                                           5.01
 6/13/1966                                           5.00
 6/14/1966                                           5.00
 6/15/1966                                           4.93
 6/16/1966                                           4.90
 6/17/1966                                           4.90
 6/20/1966                                           4.88
 6/21/1966                                           4.88
 6/22/1966                                           4.89
 6/23/1966                                           4.88
 6/24/1966                                           4.94
 6/27/1966                                           4.98
 6/28/1966                                           5.02
 6/29/1966                                           5.01
 6/30/1966                                           5.09
  7/1/1966                                           5.11
  7/4/1966                                             ND
  7/5/1966                                           5.09
  7/6/1966                                           5.08
  7/7/1966                                           5.10
  7/8/1966                                           5.13
 7/11/1966                                           5.19
 7/12/1966                                           5.19
 7/13/1966                                           5.20
 7/14/1966                                           5.22
 7/15/1966                                           5.21
 7/18/1966                                           5.16
 7/19/1966                                           5.15
 7/20/1966                                           5.16
 7/21/1966                                           5.18
 7/22/1966                                           5.18
 7/25/1966                                           5.17
 7/26/1966                                           5.18
 7/27/1966                                           5.19
 7/28/1966                                           5.24
 7/29/1966                                           5.26
  8/1/1966                                           5.26
  8/2/1966                                           5.25
  8/3/1966                                           5.28
  8/4/1966                                           5.28
  8/5/1966                                           5.30
  8/8/1966                                           5.30
  8/9/1966                                           5.32
 8/10/1966                                           5.33
 8/11/1966                                           5.35
 8/12/1966                                           5.37
 8/15/1966                                           5.42
 8/16/1966                                           5.49
 8/17/1966                                           5.54
 8/18/1966                                           5.60
 8/19/1966                                           5.62
 8/22/1966                                           5.58
 8/23/1966                                           5.63
 8/24/1966                                           5.68
 8/25/1966                                           5.73
 8/26/1966                                           5.83
 8/29/1966                                           5.89
 8/30/1966                                           5.85
 8/31/1966                                           5.68
  9/1/1966                                           5.63
  9/2/1966                                           5.55
  9/5/1966                                             ND
  9/6/1966                                           5.53
  9/7/1966                                           5.54
  9/8/1966                                           5.53
  9/9/1966                                           5.51
 9/12/1966                                           5.51
 9/13/1966                                           5.48
 9/14/1966                                           5.54
 9/15/1966                                           5.56
 9/16/1966                                           5.55
 9/19/1966                                           5.64
 9/20/1966                                           5.60
 9/21/1966                                           5.53
 9/22/1966                                           5.47
 9/23/1966                                           5.47
 9/26/1966                                           5.44
 9/27/1966                                           5.39
 9/28/1966                                           5.35
 9/29/1966                                           5.25
 9/30/1966                                           5.34
 10/3/1966                                           5.37
 10/4/1966                                           5.32
 10/5/1966                                           5.27
 10/6/1966                                           5.24
 10/7/1966                                           5.26
10/10/1966                                           5.30
10/11/1966                                           5.29
10/12/1966                                             ND
10/13/1966                                           5.29
10/14/1966                                           5.29
10/17/1966                                           5.26
10/18/1966                                           5.24
10/19/1966                                           5.25
10/20/1966                                           5.28
10/21/1966                                           5.23
10/24/1966                                           5.23
10/25/1966                                           5.24
10/26/1966                                           5.27
10/27/1966                                           5.28
10/28/1966                                           5.22
10/31/1966                                           5.22
 11/1/1966                                           5.26
 11/2/1966                                           5.32
 11/3/1966                                           5.33
 11/4/1966                                           5.37
 11/7/1966                                           5.36
 11/8/1966                                             ND
 11/9/1966                                           5.35
11/10/1966                                           5.39
11/11/1966                                             ND
11/14/1966                                           5.41
11/15/1966                                           5.41
11/16/1966                                           5.42
11/17/1966                                           5.42
11/18/1966                                           5.41
11/21/1966                                           5.36
11/22/1966                                           5.38
11/23/1966                                           5.39
11/24/1966                                             ND
11/25/1966                                           5.39
11/28/1966                                           5.35
11/29/1966                                           5.31
11/30/1966                                           5.28
 12/1/1966                                           5.25
 12/2/1966                                           5.22
 12/5/1966                                           5.24
 12/6/1966                                           5.25
 12/7/1966                                           5.22
 12/8/1966                                           5.24
 12/9/1966                                           5.18
12/12/1966                                           5.10
12/13/1966                                           5.05
12/14/1966                                           5.03
12/15/1966                                           4.91
12/16/1966                                           4.92
12/19/1966                                           4.86
12/20/1966                                           4.85
12/21/1966                                           4.84
12/22/1966                                           4.85
12/23/1966                                           4.84
12/26/1966                                             ND
12/27/1966                                           4.87
12/28/1966                                           4.76
12/29/1966                                           4.80
12/30/1966                                           4.80
  1/2/1967                                             ND
  1/3/1967                                           4.84
  1/4/1967                                           4.80
  1/5/1967                                           4.75
  1/6/1967                                           4.76
  1/9/1967                                           4.82
 1/10/1967                                           4.81
 1/11/1967                                           4.69
 1/12/1967                                           4.70
 1/13/1967                                           4.66
 1/16/1967                                           4.60
 1/17/1967                                           4.61
 1/18/1967                                           4.64
 1/19/1967                                           4.69
 1/20/1967                                           4.70
 1/23/1967                                           4.70
 1/24/1967                                           4.75
 1/25/1967                                           4.74
 1/26/1967                                           4.63
 1/27/1967                                           4.61
 1/30/1967                                           4.61
 1/31/1967                                           4.67
  2/1/1967                                           4.68
  2/2/1967                                           4.65
  2/3/1967                                           4.66
  2/6/1967                                           4.66
  2/7/1967                                           4.68
  2/8/1967                                           4.67
  2/9/1967                                           4.66
 2/10/1967                                           4.72
 2/13/1967                                             ND
 2/14/1967                                           4.74
 2/15/1967                                           4.78
 2/16/1967                                           4.78
 2/17/1967                                           4.79
 2/20/1967                                           4.80
 2/21/1967                                           4.81
 2/22/1967                                             ND
 2/23/1967                                           4.83
 2/24/1967                                           4.79
 2/27/1967                                           4.78
 2/28/1967                                           4.78
  3/1/1967                                           4.70
  3/2/1967                                           4.64
  3/3/1967                                           4.62
  3/6/1967                                           4.62
  3/7/1967                                           4.62
  3/8/1967                                           4.63
  3/9/1967                                           4.60
 3/10/1967                                           4.60
 3/13/1967                                           4.59
 3/14/1967                                           4.57
 3/15/1967                                           4.51
 3/16/1967                                           4.44
 3/17/1967                                           4.47
 3/20/1967                                           4.44
 3/21/1967                                           4.49
 3/22/1967                                           4.50
 3/23/1967                                           4.47
 3/24/1967                                             ND
 3/27/1967                                           4.50
 3/28/1967                                           4.48
 3/29/1967                                           4.48
 3/30/1967                                           4.44
 3/31/1967                                           4.42
  4/3/1967                                           4.42
  4/4/1967                                           4.42
  4/5/1967                                           4.43
  4/6/1967                                           4.40
  4/7/1967                                           4.38
 4/10/1967                                           4.38
 4/11/1967                                           4.41
 4/12/1967                                           4.43
 4/13/1967                                           4.48
 4/14/1967                                           4.49
 4/17/1967                                           4.54
 4/18/1967                                           4.55
 4/19/1967                                           4.52
 4/20/1967                                           4.52
 4/21/1967                                           4.54
 4/24/1967                                           4.58
 4/25/1967                                           4.61
 4/26/1967                                           4.63
 4/27/1967                                           4.67
 4/28/1967                                           4.72
  5/1/1967                                           4.70
  5/2/1967                                           4.68
  5/3/1967                                           4.68
  5/4/1967                                           4.69
  5/5/1967                                           4.72
  5/8/1967                                           4.76
  5/9/1967                                           4.77
 5/10/1967                                           4.75
 5/11/1967                                           4.71
 5/12/1967                                           4.68
 5/15/1967                                           4.72
 5/16/1967                                           4.76
 5/17/1967                                           4.76
 5/18/1967                                           4.75
 5/19/1967                                           4.78
 5/22/1967                                           4.82
 5/23/1967                                           4.85
 5/24/1967                                           4.83
 5/25/1967                                           4.81
 5/26/1967                                           4.78
 5/29/1967                                           4.74
 5/30/1967                                             ND
 5/31/1967                                           4.72
  6/1/1967                                           4.72
  6/2/1967                                           4.73
  6/5/1967                                           4.76
  6/6/1967                                           4.77
  6/7/1967                                           4.77
  6/8/1967                                           4.80
  6/9/1967                                           4.84
 6/12/1967                                           4.89
 6/13/1967                                           4.92
 6/14/1967                                           5.02
 6/15/1967                                           5.02
 6/16/1967                                           5.10
 6/19/1967                                           5.10
 6/20/1967                                           5.17
 6/21/1967                                           5.14
 6/22/1967                                           5.12
 6/23/1967                                           5.15
 6/26/1967                                           5.18
 6/27/1967                                           5.24
 6/28/1967                                           5.23
 6/29/1967                                           5.27
 6/30/1967                                           5.35
  7/3/1967                                           5.36
  7/4/1967                                             ND
  7/5/1967                                           5.29
  7/6/1967                                           5.25
  7/7/1967                                           5.30
 7/10/1967                                           5.29
 7/11/1967                                           5.22
 7/12/1967                                           5.16
 7/13/1967                                           5.16
 7/14/1967                                           5.16
 7/17/1967                                           5.16
 7/18/1967                                           5.20
 7/19/1967                                           5.22
 7/20/1967                                           5.25
 7/21/1967                                           5.25
 7/24/1967                                           5.31
 7/25/1967                                           5.28
 7/26/1967                                           5.22
 7/27/1967                                           5.17
 7/28/1967                                           5.13
 7/31/1967                                           5.12
  8/1/1967                                           5.18
  8/2/1967                                           5.22
  8/3/1967                                           5.19
  8/4/1967                                           5.25
  8/7/1967                                           5.31
  8/8/1967                                           5.29
  8/9/1967                                           5.28
 8/10/1967                                           5.30
 8/11/1967                                           5.32
 8/14/1967                                           5.32
 8/15/1967                                           5.31
 8/16/1967                                           5.31
 8/17/1967                                           5.32
 8/18/1967                                           5.34
 8/21/1967                                           5.37
 8/22/1967                                           5.38
 8/23/1967                                           5.40
 8/24/1967                                           5.37
 8/25/1967                                           5.38
 8/28/1967                                           5.34
 8/29/1967                                           5.32
 8/30/1967                                           5.34
 8/31/1967                                           5.34
  9/1/1967                                           5.32
  9/4/1967                                             ND
  9/5/1967                                           5.29
  9/6/1967                                           5.28
  9/7/1967                                           5.30
  9/8/1967                                           5.37
 9/11/1967                                           5.38
 9/12/1967                                           5.40
 9/13/1967                                           5.37
 9/14/1967                                           5.39
 9/15/1967                                           5.40
 9/18/1967                                           5.42
 9/19/1967                                           5.47
 9/20/1967                                           5.43
 9/21/1967                                           5.45
 9/22/1967                                           5.46
 9/25/1967                                           5.48
 9/26/1967                                           5.47
 9/27/1967                                           5.47
 9/28/1967                                           5.44
 9/29/1967                                           5.38
 10/2/1967                                           5.43
 10/3/1967                                           5.44
 10/4/1967                                           5.47
 10/5/1967                                           5.47
 10/6/1967                                           5.48
 10/9/1967                                           5.49
10/10/1967                                           5.52
10/11/1967                                           5.53
10/12/1967                                             ND
10/13/1967                                           5.56
10/16/1967                                           5.60
10/17/1967                                           5.61
10/18/1967                                           5.60
10/19/1967                                           5.59
10/20/1967                                           5.57
10/23/1967                                           5.61
10/24/1967                                           5.63
10/25/1967                                           5.63
10/26/1967                                           5.65
10/27/1967                                           5.64
10/30/1967                                           5.67
10/31/1967                                           5.72
 11/1/1967                                           5.76
 11/2/1967                                           5.76
 11/3/1967                                           5.80
 11/6/1967                                           5.83
 11/7/1967                                             ND
 11/8/1967                                           5.81
 11/9/1967                                           5.83
11/10/1967                                           5.87
11/13/1967                                           5.91
11/14/1967                                           5.81
11/15/1967                                           5.78
11/16/1967                                           5.68
11/17/1967                                           5.72
11/20/1967                                           5.87
11/21/1967                                           5.72
11/22/1967                                           5.68
11/23/1967                                             ND
11/24/1967                                           5.78
11/27/1967                                           5.78
11/28/1967                                           5.65
11/29/1967                                           5.69
11/30/1967                                           5.77
 12/1/1967                                           5.82
 12/4/1967                                           5.80
 12/5/1967                                           5.77
 12/6/1967                                           5.72
 12/7/1967                                           5.76
 12/8/1967                                           5.78
12/11/1967                                           5.81
12/12/1967                                           5.81
12/13/1967                                           5.74
12/14/1967                                           5.77
12/15/1967                                           5.79
12/18/1967                                           5.75
12/19/1967                                           5.70
12/20/1967                                           5.66
12/21/1967                                           5.70
12/22/1967                                           5.74
12/25/1967                                             ND
12/26/1967                                           5.70
12/27/1967                                           5.70
12/28/1967                                           5.79
12/29/1967                                           5.78
  1/1/1968                                             ND
  1/2/1968                                           5.68
  1/3/1968                                           5.67
  1/4/1968                                           5.54
  1/5/1968                                           5.50
  1/8/1968                                           5.53
  1/9/1968                                           5.54
 1/10/1968                                           5.45
 1/11/1968                                           5.43
 1/12/1968                                           5.42
 1/15/1968                                           5.47
 1/16/1968                                           5.51
 1/17/1968                                           5.46
 1/18/1968                                           5.55
 1/19/1968                                           5.59
 1/22/1968                                           5.61
 1/23/1968                                           5.56
 1/24/1968                                           5.58
 1/25/1968                                           5.52
 1/26/1968                                           5.55
 1/29/1968                                           5.54
 1/30/1968                                           5.55
 1/31/1968                                           5.55
  2/1/1968                                           5.60
  2/2/1968                                           5.60
  2/5/1968                                           5.64
  2/6/1968                                           5.65
  2/7/1968                                           5.63
  2/8/1968                                           5.65
  2/9/1968                                           5.63
 2/12/1968                                             ND
 2/13/1968                                           5.58
 2/14/1968                                           5.56
 2/15/1968                                           5.53
 2/16/1968                                           5.49
 2/19/1968                                           5.54
 2/20/1968                                           5.55
 2/21/1968                                           5.55
 2/22/1968                                             ND
 2/23/1968                                           5.58
 2/26/1968                                           5.61
 2/27/1968                                           5.60
 2/28/1968                                           5.58
 2/29/1968                                           5.57
  3/1/1968                                           5.57
  3/4/1968                                           5.59
  3/5/1968                                           5.61
  3/6/1968                                           5.63
  3/7/1968                                           5.71
  3/8/1968                                           5.78
 3/11/1968                                           5.78
 3/12/1968                                           5.82
 3/13/1968                                           5.90
 3/14/1968                                           6.00
 3/15/1968                                           5.88
 3/18/1968                                           5.78
 3/19/1968                                           5.78
 3/20/1968                                           5.71
 3/21/1968                                           5.78
 3/22/1968                                           5.74
 3/25/1968                                           5.74
 3/26/1968                                           5.78
 3/27/1968                                           5.77
 3/28/1968                                           5.79
 3/29/1968                                           5.76
  4/1/1968                                           5.64
  4/2/1968                                           5.58
  4/3/1968                                           5.43
  4/4/1968                                           5.47
  4/5/1968                                           5.48
  4/8/1968                                           5.49
  4/9/1968                                             ND
 4/10/1968                                           5.48
 4/11/1968                                           5.53
 4/12/1968                                             ND
 4/15/1968                                           5.62
 4/16/1968                                           5.66
 4/17/1968                                           5.67
 4/18/1968                                           5.72
 4/19/1968                                           5.90
 4/22/1968                                           5.93
 4/23/1968                                           5.84
 4/24/1968                                           5.84
 4/25/1968                                           5.85
 4/26/1968                                           5.84
 4/29/1968                                           5.96
 4/30/1968                                           5.96
  5/1/1968                                           5.92
  5/2/1968                                           5.95
  5/3/1968                                           6.01
  5/6/1968                                           5.98
  5/7/1968                                           5.97
  5/8/1968                                           5.99
  5/9/1968                                           5.97
 5/10/1968                                           5.97
 5/13/1968                                           5.97
 5/14/1968                                           6.00
 5/15/1968                                           6.02
 5/16/1968                                           6.07
 5/17/1968                                           6.11
 5/20/1968                                           6.15
 5/21/1968                                           6.21
 5/22/1968                                           6.20
 5/23/1968                                           6.13
 5/24/1968                                           6.08
 5/27/1968                                           6.02
 5/28/1968                                           6.06
 5/29/1968                                           6.08
 5/30/1968                                             ND
 5/31/1968                                           5.97
  6/3/1968                                           5.91
  6/4/1968                                           5.90
  6/5/1968                                           5.94
  6/6/1968                                           5.95
  6/7/1968                                           5.93
 6/10/1968                                           5.92
 6/11/1968                                           5.91
 6/12/1968                                           5.90
 6/13/1968                                           5.88
 6/14/1968                                           5.82
 6/17/1968                                           5.81
 6/18/1968                                           5.82
 6/19/1968                                           5.78
 6/20/1968                                           5.73
 6/21/1968                                           5.74
 6/24/1968                                           5.77
 6/25/1968                                           5.81
 6/26/1968                                           5.81
 6/27/1968                                           5.81
 6/28/1968                                           5.79
  7/1/1968                                           5.77
  7/2/1968                                           5.73
  7/3/1968                                           5.71
  7/4/1968                                             ND
  7/5/1968                                           5.70
  7/8/1968                                           5.65
  7/9/1968                                           5.61
 7/10/1968                                           5.64
 7/11/1968                                           5.65
 7/12/1968                                           5.65
 7/15/1968                                           5.68
 7/16/1968                                           5.68
 7/17/1968                                           5.64
 7/18/1968                                           5.62
 7/19/1968                                           5.56
 7/22/1968                                           5.47
 7/23/1968                                           5.43
 7/24/1968                                           5.46
 7/25/1968                                           5.46
 7/26/1968                                           5.50
 7/29/1968                                           5.53
 7/30/1968                                           5.53
 7/31/1968                                           5.50
  8/1/1968                                           5.47
  8/2/1968                                           5.43
  8/5/1968                                           5.48
  8/6/1968                                           5.50
  8/7/1968                                           5.45
  8/8/1968                                           5.46
  8/9/1968                                           5.47
 8/12/1968                                           5.52
 8/13/1968                                           5.52
 8/14/1968                                           5.51
 8/15/1968                                           5.52
 8/16/1968                                           5.49
 8/19/1968                                           5.49
 8/20/1968                                           5.50
 8/21/1968                                           5.52
 8/22/1968                                           5.55
 8/23/1968                                           5.52
 8/26/1968                                           5.51
 8/27/1968                                           5.51
 8/28/1968                                           5.50
 8/29/1968                                           5.49
 8/30/1968                                           5.48
  9/2/1968                                             ND
  9/3/1968                                           5.46
  9/4/1968                                           5.46
  9/5/1968                                           5.49
  9/6/1968                                           5.51
  9/9/1968                                           5.52
 9/10/1968                                           5.54
 9/11/1968                                           5.52
 9/12/1968                                           5.52
 9/13/1968                                           5.49
 9/16/1968                                           5.48
 9/17/1968                                           5.47
 9/18/1968                                           5.44
 9/19/1968                                           5.43
 9/20/1968                                           5.46
 9/23/1968                                           5.46
 9/24/1968                                           5.44
 9/25/1968                                           5.44
 9/26/1968                                           5.45
 9/27/1968                                           5.46
 9/30/1968                                           5.48
 10/1/1968                                           5.48
 10/2/1968                                           5.48
 10/3/1968                                           5.49
 10/4/1968                                           5.50
 10/7/1968                                           5.54
 10/8/1968                                           5.56
 10/9/1968                                           5.57
10/10/1968                                           5.57
10/11/1968                                           5.55
10/14/1968                                           5.57
10/15/1968                                           5.60
10/16/1968                                           5.57
10/17/1968                                           5.53
10/18/1968                                           5.53
10/21/1968                                           5.56
10/22/1968                                           5.56
10/23/1968                                           5.55
10/24/1968                                           5.60
10/25/1968                                           5.58
10/28/1968                                           5.58
10/29/1968                                           5.60
10/30/1968                                           5.59
10/31/1968                                           5.57
 11/1/1968                                           5.56
 11/4/1968                                           5.60
 11/5/1968                                             ND
 11/6/1968                                           5.59
 11/7/1968                                           5.61
 11/8/1968                                           5.64
11/11/1968                                             ND
11/12/1968                                           5.66
11/13/1968                                           5.63
11/14/1968                                           5.63
11/15/1968                                           5.66
11/18/1968                                           5.68
11/19/1968                                           5.70
11/20/1968                                           5.69
11/21/1968                                           5.68
11/22/1968                                           5.69
11/25/1968                                           5.70
11/26/1968                                           5.71
11/27/1968                                           5.71
11/28/1968                                             ND
11/29/1968                                           5.72
 12/2/1968                                           5.85
 12/3/1968                                           5.96
 12/4/1968                                           5.99
 12/5/1968                                           5.98
 12/6/1968                                           5.97
 12/9/1968                                           6.01
12/10/1968                                           6.04
12/11/1968                                           6.01
12/12/1968                                           6.05
12/13/1968                                           6.02
12/16/1968                                           6.05
12/17/1968                                           6.06
12/18/1968                                           6.11
12/19/1968                                           6.17
12/20/1968                                           6.24
12/23/1968                                           6.32
12/24/1968                                           6.34
12/25/1968                                             ND
12/26/1968                                           6.28
12/27/1968                                           6.32
12/30/1968                                           6.36
12/31/1968                                           6.33
  1/1/1969                                             ND
  1/2/1969                                           6.29
  1/3/1969                                           6.28
  1/6/1969                                           6.34
  1/7/1969                                           6.43
  1/8/1969                                           6.38
  1/9/1969                                           6.34
 1/10/1969                                           6.32
 1/13/1969                                           6.30
 1/14/1969                                           6.27
 1/15/1969                                           6.19
 1/16/1969                                           6.11
 1/17/1969                                           6.14
 1/20/1969                                           6.11
 1/21/1969                                           6.15
 1/22/1969                                           6.21
 1/23/1969                                           6.21
 1/24/1969                                           6.19
 1/27/1969                                           6.20
 1/28/1969                                           6.22
 1/29/1969                                           6.24
 1/30/1969                                           6.28
 1/31/1969                                           6.30
  2/3/1969                                           6.32
  2/4/1969                                           6.30
  2/5/1969                                           6.32
  2/6/1969                                           6.34
  2/7/1969                                           6.30
 2/10/1969                                           6.30
 2/11/1969                                           6.27
 2/12/1969                                             ND
 2/13/1969                                           6.27
 2/14/1969                                           6.29
 2/17/1969                                           6.32
 2/18/1969                                           6.34
 2/19/1969                                           6.36
 2/20/1969                                           6.37
 2/21/1969                                           6.37
 2/24/1969                                           6.35
 2/25/1969                                           6.38
 2/26/1969                                           6.40
 2/27/1969                                           6.45
 2/28/1969                                           6.44
  3/3/1969                                           6.45
  3/4/1969                                           6.42
  3/5/1969                                           6.43
  3/6/1969                                           6.45
  3/7/1969                                           6.45
 3/10/1969                                           6.45
 3/11/1969                                           6.45
 3/12/1969                                           6.42
 3/13/1969                                           6.42
 3/14/1969                                           6.39
 3/17/1969                                           6.44
 3/18/1969                                           6.44
 3/19/1969                                           6.40
 3/20/1969                                           6.39
 3/21/1969                                           6.37
 3/24/1969                                           6.35
 3/25/1969                                           6.38
 3/26/1969                                           6.37
 3/27/1969                                           6.38
 3/28/1969                                           6.36
 3/31/1969                                             ND
  4/1/1969                                           6.32
  4/2/1969                                           6.32
  4/3/1969                                           6.34
  4/4/1969                                             ND
  4/7/1969                                           6.37
  4/8/1969                                           6.33
  4/9/1969                                           6.26
 4/10/1969                                           6.27
 4/11/1969                                           6.26
 4/14/1969                                           6.20
 4/15/1969                                           6.26
 4/16/1969                                           6.24
 4/17/1969                                           6.27
 4/18/1969                                           6.30
 4/21/1969                                           6.28
 4/22/1969                                           6.26
 4/23/1969                                           6.26
 4/24/1969                                           6.29
 4/25/1969                                           6.30
 4/28/1969                                           6.34
 4/29/1969                                           6.38
 4/30/1969                                           6.37
  5/1/1969                                           6.46
  5/2/1969                                           6.45
  5/5/1969                                           6.45
  5/6/1969                                           6.46
  5/7/1969                                           6.47
  5/8/1969                                           6.46
  5/9/1969                                           6.48
 5/12/1969                                           6.52
 5/13/1969                                           6.49
 5/14/1969                                           6.46
 5/15/1969                                           6.49
 5/16/1969                                           6.54
 5/19/1969                                           6.58
 5/20/1969                                           6.57
 5/21/1969                                           6.55
 5/22/1969                                           6.56
 5/23/1969                                           6.59
 5/26/1969                                           6.62
 5/27/1969                                           6.67
 5/28/1969                                           6.68
 5/29/1969                                           6.69
 5/30/1969                                             ND
  6/2/1969                                           6.69
  6/3/1969                                           6.69
  6/4/1969                                           6.71
  6/5/1969                                           6.69
  6/6/1969                                           6.68
  6/9/1969                                           6.76
 6/10/1969                                           6.72
 6/11/1969                                           6.73
 6/12/1969                                           6.70
 6/13/1969                                           6.66
 6/16/1969                                           6.64
 6/17/1969                                           6.68
 6/18/1969                                           6.68
 6/19/1969                                           6.74
 6/20/1969                                           6.76
 6/23/1969                                           6.78
 6/24/1969                                           6.82
 6/25/1969                                           6.85
 6/26/1969                                           6.84
 6/27/1969                                           6.88
 6/30/1969                                           6.98
  7/1/1969                                           7.02
  7/2/1969                                           7.04
  7/3/1969                                           7.01
  7/4/1969                                             ND
  7/7/1969                                           7.02
  7/8/1969                                           7.04
  7/9/1969                                           7.08
 7/10/1969                                           7.04
 7/11/1969                                           6.88
 7/14/1969                                           6.94
 7/15/1969                                           6.97
 7/16/1969                                           6.92
 7/17/1969                                           6.95
 7/18/1969                                           6.97
 7/21/1969                                             ND
 7/22/1969                                           7.04
 7/23/1969                                           7.05
 7/24/1969                                           7.06
 7/25/1969                                           7.07
 7/28/1969                                           7.07
 7/29/1969                                           7.07
 7/30/1969                                           7.06
 7/31/1969                                           6.98
  8/1/1969                                           6.98
  8/4/1969                                           6.94
  8/5/1969                                           6.91
  8/6/1969                                           6.94
  8/7/1969                                           6.95
  8/8/1969                                           6.98
 8/11/1969                                           7.04
 8/12/1969                                           7.07
 8/13/1969                                           7.07
 8/14/1969                                           7.05
 8/15/1969                                           7.05
 8/18/1969                                           7.01
 8/19/1969                                           7.00
 8/20/1969                                           6.99
 8/21/1969                                           7.01
 8/22/1969                                           7.03
 8/25/1969                                           7.04
 8/26/1969                                           7.09
 8/27/1969                                           7.11
 8/28/1969                                           7.14
 8/29/1969                                           7.13
  9/1/1969                                             ND
  9/2/1969                                           7.17
  9/3/1969                                           7.24
  9/4/1969                                           7.26
  9/5/1969                                           7.33
  9/8/1969                                           7.39
  9/9/1969                                           7.40
 9/10/1969                                           7.38
 9/11/1969                                           7.44
 9/12/1969                                           7.48
 9/15/1969                                           7.50
 9/16/1969                                           7.54
 9/17/1969                                           7.56
 9/18/1969                                           7.71
 9/19/1969                                           7.72
 9/22/1969                                           7.72
 9/23/1969                                           7.71
 9/24/1969                                           7.74
 9/25/1969                                           7.78
 9/26/1969                                           7.88
 9/29/1969                                           7.94
 9/30/1969                                           8.02
 10/1/1969                                           8.04
 10/2/1969                                           7.98
 10/3/1969                                           7.87
 10/6/1969                                           7.82
 10/7/1969                                           7.75
 10/8/1969                                           7.75
 10/9/1969                                           7.77
10/10/1969                                           7.67
10/13/1969                                             ND
10/14/1969                                           7.54
10/15/1969                                           7.55
10/16/1969                                           7.44
10/17/1969                                           7.34
10/20/1969                                           7.18
10/21/1969                                           7.12
10/22/1969                                           7.17
10/23/1969                                           7.25
10/24/1969                                           7.26
10/27/1969                                           7.28
10/28/1969                                           7.33
10/29/1969                                           7.34
10/30/1969                                           7.34
10/31/1969                                           7.33
 11/3/1969                                           7.29
 11/4/1969                                             ND
 11/5/1969                                           7.35
 11/6/1969                                           7.39
 11/7/1969                                           7.35
11/10/1969                                           7.35
11/11/1969                                             ND
11/12/1969                                           7.43
11/13/1969                                           7.50
11/14/1969                                           7.46
11/17/1969                                           7.55
11/18/1969                                           7.63
11/19/1969                                           7.64
11/20/1969                                           7.73
11/21/1969                                           7.71
11/24/1969                                           7.66
11/25/1969                                           7.64
11/26/1969                                           7.66
11/27/1969                                             ND
11/28/1969                                           7.61
 12/1/1969                                           7.56
 12/2/1969                                           7.63
 12/3/1969                                           7.72
 12/4/1969                                           7.70
 12/5/1969                                           7.71
 12/8/1969                                           7.75
 12/9/1969                                           7.87
12/10/1969                                           7.97
12/11/1969                                           7.99
12/12/1969                                           7.95
12/15/1969                                           7.95
12/16/1969                                           8.02
12/17/1969                                           8.07
12/18/1969                                           8.07
12/19/1969                                           8.02
12/22/1969                                           8.00
12/23/1969                                           8.08
12/24/1969                                           8.12
12/25/1969                                             ND
12/26/1969                                           8.14
12/29/1969                                           8.33
12/30/1969                                           8.26
12/31/1969                                           8.22
  1/1/1970                                             ND
  1/2/1970                                           8.19
  1/5/1970                                           8.19
  1/6/1970                                           8.26
  1/7/1970                                           8.30
  1/8/1970                                           8.25
  1/9/1970                                           8.18
 1/12/1970                                           8.16
 1/13/1970                                           8.13
 1/14/1970                                           8.16
 1/15/1970                                           8.19
 1/16/1970                                           8.08
 1/19/1970                                           8.03
 1/20/1970                                           8.08
 1/21/1970                                           8.06
 1/22/1970                                           8.06
 1/23/1970                                           8.10
 1/26/1970                                           8.15
 1/27/1970                                           8.16
 1/28/1970                                           8.20
 1/29/1970                                           8.28
 1/30/1970                                           8.27
  2/2/1970                                           8.18
  2/3/1970                                           8.15
  2/4/1970                                           8.17
  2/5/1970                                           8.18
  2/6/1970                                           8.13
  2/9/1970                                           8.04
 2/10/1970                                           8.07
 2/11/1970                                           8.05
 2/12/1970                                             ND
 2/13/1970                                           7.82
 2/16/1970                                           7.80
 2/17/1970                                           7.70
 2/18/1970                                           7.63
 2/19/1970                                           7.56
 2/20/1970                                           7.58
 2/23/1970                                             ND
 2/24/1970                                           7.61
 2/25/1970                                           7.49
 2/26/1970                                           7.37
 2/27/1970                                           7.31
  3/2/1970                                           7.43
  3/3/1970                                           7.35
  3/4/1970                                           7.27
  3/5/1970                                           7.18
  3/6/1970                                           7.06
  3/9/1970                                           7.04
 3/10/1970                                           7.00
 3/11/1970                                           7.11
 3/12/1970                                           7.16
 3/13/1970                                           7.30
 3/16/1970                                           7.30
 3/17/1970                                           7.48
 3/18/1970                                           7.41
 3/19/1970                                           7.22
 3/20/1970                                           7.22
 3/23/1970                                           7.17
 3/24/1970                                           7.08
 3/25/1970                                           7.05
 3/26/1970                                           7.12
 3/27/1970                                             ND
 3/30/1970                                           7.22
 3/31/1970                                           7.24
  4/1/1970                                           7.18
  4/2/1970                                           7.24
  4/3/1970                                           7.31
  4/6/1970                                           7.38
  4/7/1970                                           7.35
  4/8/1970                                           7.30
  4/9/1970                                           7.29
 4/10/1970                                           7.29
 4/13/1970                                           7.36
 4/14/1970                                           7.36
 4/15/1970                                           7.42
 4/16/1970                                           7.49
 4/17/1970                                           7.49
 4/20/1970                                           7.49
 4/21/1970                                           7.57
 4/22/1970                                           7.66
 4/23/1970                                           7.66
 4/24/1970                                           7.79
 4/27/1970                                           7.80
 4/28/1970                                           7.82
 4/29/1970                                           7.83
 4/30/1970                                           7.95
  5/1/1970                                           7.98
  5/4/1970                                           8.05
  5/5/1970                                           8.02
  5/6/1970                                           8.01
  5/7/1970                                           7.94
  5/8/1970                                           7.88
 5/11/1970                                           7.97
 5/12/1970                                           7.97
 5/13/1970                                           7.98
 5/14/1970                                           8.01
 5/15/1970                                           7.96
 5/18/1970                                           7.93
 5/19/1970                                           7.92
 5/20/1970                                           7.98
 5/21/1970                                           8.00
 5/22/1970                                           8.02
 5/25/1970                                           8.08
 5/26/1970                                           8.04
 5/27/1970                                           7.92
 5/28/1970                                           7.86
 5/29/1970                                           7.83
  6/1/1970                                           7.73
  6/2/1970                                           7.74
  6/3/1970                                           7.74
  6/4/1970                                           7.76
  6/5/1970                                           7.88
  6/8/1970                                           7.87
  6/9/1970                                           7.83
 6/10/1970                                           7.82
 6/11/1970                                           7.89
 6/12/1970                                           7.98
 6/15/1970                                           7.98
 6/16/1970                                           7.90
 6/17/1970                                           7.96
 6/18/1970                                           7.96
 6/19/1970                                           7.94
 6/22/1970                                           7.88
 6/23/1970                                           7.84
 6/24/1970                                           7.84
 6/25/1970                                           7.83
 6/26/1970                                           7.84
 6/29/1970                                           7.80
 6/30/1970                                           7.77
  7/1/1970                                           7.69
  7/2/1970                                           7.62
  7/3/1970                                             ND
  7/6/1970                                           7.62
  7/7/1970                                           7.63
  7/8/1970                                           7.65
  7/9/1970                                           7.64
 7/10/1970                                           7.64
 7/13/1970                                           7.62
 7/14/1970                                           7.59
 7/15/1970                                           7.54
 7/16/1970                                           7.48
 7/17/1970                                           7.52
 7/20/1970                                           7.59
 7/21/1970                                           7.58
 7/22/1970                                           7.56
 7/23/1970                                           7.47
 7/24/1970                                           7.54
 7/27/1970                                           7.59
 7/28/1970                                           7.62
 7/29/1970                                           7.61
 7/30/1970                                           7.59
 7/31/1970                                           7.58
  8/3/1970                                           7.60
  8/4/1970                                           7.62
  8/5/1970                                           7.62
  8/6/1970                                           7.62
  8/7/1970                                           7.63
 8/10/1970                                           7.69
 8/11/1970                                           7.67
 8/12/1970                                           7.64
 8/13/1970                                           7.62
 8/14/1970                                           7.66
 8/17/1970                                           7.68
 8/18/1970                                           7.65
 8/19/1970                                           7.59
 8/20/1970                                           7.57
 8/21/1970                                           7.53
 8/24/1970                                           7.44
 8/25/1970                                           7.42
 8/26/1970                                           7.42
 8/27/1970                                           7.45
 8/28/1970                                           7.45
 8/31/1970                                           7.45
  9/1/1970                                           7.43
  9/2/1970                                           7.43
  9/3/1970                                           7.42
  9/4/1970                                           7.37
  9/7/1970                                             ND
  9/8/1970                                           7.40
  9/9/1970                                           7.44
 9/10/1970                                           7.43
 9/11/1970                                           7.40
 9/14/1970                                           7.38
 9/15/1970                                           7.37
 9/16/1970                                           7.31
 9/17/1970                                           7.24
 9/18/1970                                           7.24
 9/21/1970                                           7.22
 9/22/1970                                           7.19
 9/23/1970                                           7.10
 9/24/1970                                           7.13
 9/25/1970                                           7.14
 9/28/1970                                           7.19
 9/29/1970                                           7.18
 9/30/1970                                           7.18
 10/1/1970                                           7.19
 10/2/1970                                           7.17
 10/5/1970                                           7.15
 10/6/1970                                           7.09
 10/7/1970                                           7.07
 10/8/1970                                           7.10
 10/9/1970                                           7.07
10/12/1970                                             ND
10/13/1970                                           7.07
10/14/1970                                           7.08
10/15/1970                                           7.10
10/16/1970                                           7.11
10/19/1970                                           7.16
10/20/1970                                           7.14
10/21/1970                                           7.15
10/22/1970                                           7.18
10/23/1970                                           7.17
10/26/1970                                           7.17
10/27/1970                                           7.11
10/28/1970                                           7.07
10/29/1970                                           7.03
10/30/1970                                           7.04
 11/2/1970                                           6.95
 11/3/1970                                             ND
 11/4/1970                                           6.96
 11/5/1970                                           6.89
 11/6/1970                                           6.86
 11/9/1970                                           6.73
11/10/1970                                           6.76
11/11/1970                                             ND
11/12/1970                                           6.75
11/13/1970                                           6.69
11/16/1970                                           6.63
11/17/1970                                           6.58
11/18/1970                                           6.43
11/19/1970                                           6.29
11/20/1970                                           6.01
11/23/1970                                           5.91
11/24/1970                                           6.06
11/25/1970                                           5.97
11/26/1970                                             ND
11/27/1970                                           5.97
11/30/1970                                           5.99
 12/1/1970                                           6.00
 12/2/1970                                           5.95
 12/3/1970                                           5.88
 12/4/1970                                           5.85
 12/7/1970                                           5.89
 12/8/1970                                           5.92
 12/9/1970                                           5.97
12/10/1970                                           5.95
12/11/1970                                           5.89
12/14/1970                                           5.87
12/15/1970                                           5.90
12/16/1970                                           5.90
12/17/1970                                           5.90
12/18/1970                                           5.94
12/21/1970                                           6.02
12/22/1970                                           6.07
12/23/1970                                           6.05
12/24/1970                                           5.98
12/25/1970                                             ND
12/28/1970                                           6.00
12/29/1970                                           6.03
12/30/1970                                           5.98
12/31/1970                                           5.98
  1/1/1971                                             ND
  1/4/1971                                           5.98
  1/5/1971                                           6.04
  1/6/1971                                           6.06
  1/7/1971                                           6.06
  1/8/1971                                           6.06
 1/11/1971                                           6.01
 1/12/1971                                           5.98
 1/13/1971                                           5.91
 1/14/1971                                           5.85
 1/15/1971                                           5.84
 1/18/1971                                           5.86
 1/19/1971                                           5.86
 1/20/1971                                           5.82
 1/21/1971                                           5.75
 1/22/1971                                           5.77
 1/25/1971                                           5.76
 1/26/1971                                           5.80
 1/27/1971                                           5.79
 1/28/1971                                           5.78
 1/29/1971                                           5.78
  2/1/1971                                           5.79
  2/2/1971                                           5.77
  2/3/1971                                           5.78
  2/4/1971                                           5.74
  2/5/1971                                           5.72
  2/8/1971                                           5.69
  2/9/1971                                           5.62
 2/10/1971                                           5.64
 2/11/1971                                           5.61
 2/12/1971                                             ND
 2/15/1971                                             ND
 2/16/1971                                           5.59
 2/17/1971                                           5.51
 2/18/1971                                           5.42
 2/19/1971                                           5.36
 2/22/1971                                           5.39
 2/23/1971                                           5.41
 2/24/1971                                           5.38
 2/25/1971                                           5.34
 2/26/1971                                           5.36
  3/1/1971                                           5.35
  3/2/1971                                           5.35
  3/3/1971                                           5.31
  3/4/1971                                           5.25
  3/5/1971                                           5.22
  3/8/1971                                           5.16
  3/9/1971                                           5.04
 3/10/1971                                           4.99
 3/11/1971                                           4.88
 3/12/1971                                           4.97
 3/15/1971                                           4.93
 3/16/1971                                           4.90
 3/17/1971                                           4.83
 3/18/1971                                           4.78
 3/19/1971                                           4.79
 3/22/1971                                           4.74
 3/23/1971                                           4.77
 3/24/1971                                           4.82
 3/25/1971                                           4.86
 3/26/1971                                           4.98
 3/29/1971                                           5.07
 3/30/1971                                           5.04
 3/31/1971                                           5.06
  4/1/1971                                           5.16
  4/2/1971                                           5.22
  4/5/1971                                           5.30
  4/6/1971                                           5.27
  4/7/1971                                           5.29
  4/8/1971                                           5.42
  4/9/1971                                             ND
 4/12/1971                                           5.63
 4/13/1971                                           5.54
 4/14/1971                                           5.58
 4/15/1971                                           5.58
 4/16/1971                                           5.61
 4/19/1971                                           5.66
 4/20/1971                                           5.78
 4/21/1971                                           5.88
 4/22/1971                                           5.85
 4/23/1971                                           5.86
 4/26/1971                                           5.89
 4/27/1971                                           5.97
 4/28/1971                                           5.99
 4/29/1971                                           6.14
 4/30/1971                                           6.08
  5/3/1971                                           6.09
  5/4/1971                                           6.14
  5/5/1971                                           6.20
  5/6/1971                                           6.20
  5/7/1971                                           6.18
 5/10/1971                                           6.13
 5/11/1971                                           6.17
 5/12/1971                                           6.25
 5/13/1971                                           6.33
 5/14/1971                                           6.38
 5/17/1971                                           6.50
 5/18/1971                                           6.60
 5/19/1971                                           6.49
 5/20/1971                                           6.32
 5/21/1971                                           6.41
 5/24/1971                                           6.37
 5/25/1971                                           6.30
 5/26/1971                                           6.18
 5/27/1971                                           6.16
 5/28/1971                                           6.24
 5/31/1971                                             ND
  6/1/1971                                           6.27
  6/2/1971                                           6.13
  6/3/1971                                           6.13
  6/4/1971                                           6.22
  6/7/1971                                           6.36
  6/8/1971                                           6.37
  6/9/1971                                           6.45
 6/10/1971                                           6.48
 6/11/1971                                           6.50
 6/14/1971                                           6.66
 6/15/1971                                           6.76
 6/16/1971                                           6.66
 6/17/1971                                           6.67
 6/18/1971                                           6.61
 6/21/1971                                           6.51
 6/22/1971                                           6.61
 6/23/1971                                           6.58
 6/24/1971                                           6.61
 6/25/1971                                           6.66
 6/28/1971                                           6.73
 6/29/1971                                           6.82
 6/30/1971                                           6.86
  7/1/1971                                           6.83
  7/2/1971                                           6.81
  7/5/1971                                             ND
  7/6/1971                                           6.80
  7/7/1971                                           6.76
  7/8/1971                                           6.77
  7/9/1971                                           6.80
 7/12/1971                                           6.68
 7/13/1971                                           6.70
 7/14/1971                                           6.71
 7/15/1971                                           6.71
 7/16/1971                                           6.79
 7/19/1971                                           6.88
 7/20/1971                                           6.85
 7/21/1971                                           6.85
 7/22/1971                                           6.93
 7/23/1971                                           6.97
 7/26/1971                                           7.00
 7/27/1971                                           7.02
 7/28/1971                                           7.03
 7/29/1971                                           7.00
 7/30/1971                                           6.96
  8/2/1971                                           6.94
  8/3/1971                                           7.02
  8/4/1971                                           7.01
  8/5/1971                                           6.98
  8/6/1971                                           6.98
  8/9/1971                                           7.01
 8/10/1971                                           7.03
 8/11/1971                                           7.00
 8/12/1971                                           6.90
 8/13/1971                                           6.78
 8/16/1971                                           6.39
 8/17/1971                                           6.17
 8/18/1971                                           6.22
 8/19/1971                                           6.15
 8/20/1971                                           6.19
 8/23/1971                                           6.33
 8/24/1971                                           6.19
 8/25/1971                                           6.22
 8/26/1971                                           6.20
 8/27/1971                                           6.16
 8/30/1971                                           6.15
 8/31/1971                                           6.07
  9/1/1971                                           6.09
  9/2/1971                                           6.05
  9/3/1971                                           6.02
  9/6/1971                                             ND
  9/7/1971                                           6.00
  9/8/1971                                           6.05
  9/9/1971                                           6.15
 9/10/1971                                           6.17
 9/13/1971                                           6.24
 9/14/1971                                           6.21
 9/15/1971                                           6.16
 9/16/1971                                           6.13
 9/17/1971                                           6.09
 9/20/1971                                           6.16
 9/21/1971                                           6.19
 9/22/1971                                           6.22
 9/23/1971                                           6.21
 9/24/1971                                           6.19
 9/27/1971                                           6.17
 9/28/1971                                           6.18
 9/29/1971                                           6.14
 9/30/1971                                           6.06
 10/1/1971                                           6.04
 10/4/1971                                           6.04
 10/5/1971                                           6.10
 10/6/1971                                           6.06
 10/7/1971                                           6.07
 10/8/1971                                           6.03
10/11/1971                                             ND
10/12/1971                                           5.95
10/13/1971                                           5.88
10/14/1971                                           5.87
10/15/1971                                           5.88
10/18/1971                                           5.92
10/19/1971                                           5.92
10/20/1971                                           5.84
10/21/1971                                           5.84
10/22/1971                                           5.84
10/25/1971                                             ND
10/26/1971                                           5.84
10/27/1971                                           5.86
10/28/1971                                           5.83
10/29/1971                                           5.78
 11/1/1971                                           5.75
 11/2/1971                                             ND
 11/3/1971                                           5.72
 11/4/1971                                           5.74
 11/5/1971                                           5.72
 11/8/1971                                           5.77
 11/9/1971                                           5.77
11/10/1971                                           5.83
11/11/1971                                           5.80
11/12/1971                                           5.73
11/15/1971                                           5.71
11/16/1971                                           5.71
11/17/1971                                           5.71
11/18/1971                                           5.71
11/19/1971                                           5.76
11/22/1971                                           5.81
11/23/1971                                           5.90
11/24/1971                                           5.93
11/25/1971                                             ND
11/26/1971                                           5.85
11/29/1971                                           5.86
11/30/1971                                           5.84
 12/1/1971                                           5.80
 12/2/1971                                           5.76
 12/3/1971                                           5.72
 12/6/1971                                           5.74
 12/7/1971                                           5.78
 12/8/1971                                           5.75
 12/9/1971                                           5.79
12/10/1971                                           5.77
12/13/1971                                           5.71
12/14/1971                                           5.75
12/15/1971                                           5.76
12/16/1971                                           5.73
12/17/1971                                           5.70
12/20/1971                                           5.73
12/21/1971                                           5.73
12/22/1971                                           5.71
12/23/1971                                           5.64
12/24/1971                                             ND
12/27/1971                                           5.55
12/28/1971                                           5.49
12/29/1971                                           5.54
12/30/1971                                           5.52
12/31/1971                                           5.50
  1/3/1972                                           5.55
  1/4/1972                                           5.55
  1/5/1972                                           5.56
  1/6/1972                                           5.53
  1/7/1972                                           5.51
 1/10/1972                                           5.48
 1/11/1972                                           5.50
 1/12/1972                                           5.50
 1/13/1972                                           5.47
 1/14/1972                                           5.48
 1/17/1972                                           5.52
 1/18/1972                                           5.56
 1/19/1972                                           5.64
 1/20/1972                                           5.66
 1/21/1972                                           5.68
 1/24/1972                                           5.72
 1/25/1972                                           5.68
 1/26/1972                                           5.66
 1/27/1972                                           5.72
 1/28/1972                                           5.74
 1/31/1972                                           5.75
  2/1/1972                                           5.78
  2/2/1972                                           5.75
  2/3/1972                                           5.77
  2/4/1972                                           5.72
  2/7/1972                                           5.73
  2/8/1972                                           5.74
  2/9/1972                                           5.73
 2/10/1972                                           5.69
 2/11/1972                                           5.70
 2/14/1972                                           5.68
 2/15/1972                                           5.67
 2/16/1972                                           5.63
 2/17/1972                                           5.63
 2/18/1972                                           5.64
 2/21/1972                                             ND
 2/22/1972                                           5.64
 2/23/1972                                           5.68
 2/24/1972                                           5.66
 2/25/1972                                           5.65
 2/28/1972                                           5.66
 2/29/1972                                           5.68
  3/1/1972                                           5.66
  3/2/1972                                           5.62
  3/3/1972                                           5.64
  3/6/1972                                           5.66
  3/7/1972                                           5.68
  3/8/1972                                           5.70
  3/9/1972                                           5.74
 3/10/1972                                           5.81
 3/13/1972                                           5.90
 3/14/1972                                           5.91
 3/15/1972                                           5.98
 3/16/1972                                           5.94
 3/17/1972                                           5.98
 3/20/1972                                           5.97
 3/21/1972                                           5.92
 3/22/1972                                           5.88
 3/23/1972                                           5.95
 3/24/1972                                           6.00
 3/27/1972                                           5.99
 3/28/1972                                           6.03
 3/29/1972                                           6.09
 3/30/1972                                           6.10
 3/31/1972                                             ND
  4/3/1972                                           6.15
  4/4/1972                                           6.24
  4/5/1972                                           6.21
  4/6/1972                                           6.22
  4/7/1972                                           6.22
 4/10/1972                                           6.18
 4/11/1972                                           6.23
 4/12/1972                                           6.28
 4/13/1972                                           6.28
 4/14/1972                                           6.23
 4/17/1972                                           6.21
 4/18/1972                                           6.20
 4/19/1972                                           6.20
 4/20/1972                                           6.18
 4/21/1972                                           6.18
 4/24/1972                                           6.17
 4/25/1972                                           6.14
 4/26/1972                                           6.10
 4/27/1972                                           5.90
 4/28/1972                                           5.89
  5/1/1972                                           5.85
  5/2/1972                                           5.88
  5/3/1972                                           5.91
  5/4/1972                                           5.92
  5/5/1972                                           5.91
  5/8/1972                                           5.92
  5/9/1972                                           5.95
 5/10/1972                                           5.92
 5/11/1972                                           5.90
 5/12/1972                                           5.85
 5/15/1972                                           5.84
 5/16/1972                                           5.86
 5/17/1972                                           5.88
 5/18/1972                                           5.86
 5/19/1972                                           5.84
 5/22/1972                                           5.81
 5/23/1972                                           5.78
 5/24/1972                                           5.80
 5/25/1972                                           5.77
 5/26/1972                                           5.77
 5/29/1972                                             ND
 5/30/1972                                           5.75
 5/31/1972                                           5.79
  6/1/1972                                           5.82
  6/2/1972                                           5.84
  6/5/1972                                           5.86
  6/6/1972                                           5.88
  6/7/1972                                           5.86
  6/8/1972                                           5.87
  6/9/1972                                           5.86
 6/12/1972                                           5.86
 6/13/1972                                           5.87
 6/14/1972                                           5.86
 6/15/1972                                           5.86
 6/16/1972                                           5.89
 6/19/1972                                           5.88
 6/20/1972                                           5.90
 6/21/1972                                           5.94
 6/22/1972                                           5.98
 6/23/1972                                           5.98
 6/26/1972                                           6.00
 6/27/1972                                           5.98
 6/28/1972                                           5.96
 6/29/1972                                           6.00
 6/30/1972                                           6.00
  7/3/1972                                           6.00
  7/4/1972                                             ND
  7/5/1972                                           5.96
  7/6/1972                                           5.93
  7/7/1972                                           5.98
 7/10/1972                                           5.98
 7/11/1972                                           5.98
 7/12/1972                                           5.97
 7/13/1972                                           5.96
 7/14/1972                                           5.93
 7/17/1972                                           5.94
 7/18/1972                                           5.96
 7/19/1972                                           5.94
 7/20/1972                                           5.97
 7/21/1972                                           5.99
 7/24/1972                                           5.99
 7/25/1972                                           5.98
 7/26/1972                                           5.98
 7/27/1972                                           6.02
 7/28/1972                                           6.00
 7/31/1972                                           5.98
  8/1/1972                                           5.98
  8/2/1972                                           5.95
  8/3/1972                                           5.96
  8/4/1972                                           5.98
  8/7/1972                                           5.98
  8/8/1972                                           5.97
  8/9/1972                                           5.94
 8/10/1972                                           5.95
 8/11/1972                                           5.95
 8/14/1972                                           5.96
 8/15/1972                                           5.96
 8/16/1972                                           5.96
 8/17/1972                                           5.96
 8/18/1972                                           5.98
 8/21/1972                                           5.98
 8/22/1972                                           5.99
 8/23/1972                                           6.02
 8/24/1972                                           6.04
 8/25/1972                                           6.13
 8/28/1972                                           6.17
 8/29/1972                                           6.19
 8/30/1972                                           6.22
 8/31/1972                                           6.21
  9/1/1972                                           6.20
  9/4/1972                                             ND
  9/5/1972                                           6.24
  9/6/1972                                           6.26
  9/7/1972                                           6.28
  9/8/1972                                           6.30
 9/11/1972                                           6.28
 9/12/1972                                           6.28
 9/13/1972                                           6.31
 9/14/1972                                           6.32
 9/15/1972                                           6.27
 9/18/1972                                           6.22
 9/19/1972                                           6.22
 9/20/1972                                           6.23
 9/21/1972                                           6.25
 9/22/1972                                           6.28
 9/25/1972                                           6.27
 9/26/1972                                           6.22
 9/27/1972                                           6.21
 9/28/1972                                           6.19
 9/29/1972                                           6.18
 10/2/1972                                           6.17
 10/3/1972                                           6.23
 10/4/1972                                           6.20
 10/5/1972                                           6.19
 10/6/1972                                           6.18
 10/9/1972                                             ND
10/10/1972                                           6.15
10/11/1972                                           6.16
10/12/1972                                           6.19
10/13/1972                                           6.19
10/16/1972                                           6.17
10/17/1972                                           6.17
10/18/1972                                           6.19
10/19/1972                                           6.19
10/20/1972                                           6.19
10/23/1972                                             ND
10/24/1972                                           6.16
10/25/1972                                           6.17
10/26/1972                                           6.16
10/27/1972                                           6.18
10/30/1972                                           6.20
10/31/1972                                           6.20
 11/1/1972                                           6.20
 11/2/1972                                           6.15
 11/3/1972                                           6.13
 11/6/1972                                           6.11
 11/7/1972                                             ND
 11/8/1972                                           6.15
 11/9/1972                                           6.16
11/10/1972                                           6.15
11/13/1972                                           6.11
11/14/1972                                           6.10
11/15/1972                                           6.06
11/16/1972                                           6.08
11/17/1972                                           6.10
11/20/1972                                           6.08
11/21/1972                                           6.09
11/22/1972                                           6.09
11/23/1972                                             ND
11/24/1972                                           6.10
11/27/1972                                           6.13
11/28/1972                                           6.12
11/29/1972                                           6.10
11/30/1972                                           6.12
 12/1/1972                                           6.12
 12/4/1972                                           6.13
 12/5/1972                                           6.14
 12/6/1972                                           6.13
 12/7/1972                                           6.12
 12/8/1972                                           6.14
12/11/1972                                           6.15
12/12/1972                                           6.13
12/13/1972                                           6.12
12/14/1972                                           6.11
12/15/1972                                           6.11
12/18/1972                                           6.18
12/19/1972                                           6.18
12/20/1972                                           6.18
12/21/1972                                           6.17
12/22/1972                                           6.19
12/25/1972                                             ND
12/26/1972                                           6.19
12/27/1972                                           6.20
12/28/1972                                           6.22
12/29/1972                                           6.26
  1/1/1973                                             ND
  1/2/1973                                           6.29
  1/3/1973                                           6.26
  1/4/1973                                           6.23
  1/5/1973                                           6.27
  1/8/1973                                           6.30
  1/9/1973                                           6.30
 1/10/1973                                           6.31
 1/11/1973                                           6.31
 1/12/1973                                           6.33
 1/15/1973                                           6.31
 1/16/1973                                           6.32
 1/17/1973                                           6.30
 1/18/1973                                           6.32
 1/19/1973                                           6.36
 1/22/1973                                           6.38
 1/23/1973                                           6.35
 1/24/1973                                           6.39
 1/25/1973                                           6.41
 1/26/1973                                           6.44
 1/29/1973                                           6.44
 1/30/1973                                           6.44
 1/31/1973                                           6.45
  2/1/1973                                           6.56
  2/2/1973                                           6.58
  2/5/1973                                           6.58
  2/6/1973                                           6.58
  2/7/1973                                           6.57
  2/8/1973                                           6.55
  2/9/1973                                           6.51
 2/12/1973                                             ND
 2/13/1973                                           6.54
 2/14/1973                                           6.54
 2/15/1973                                           6.53
 2/16/1973                                           6.55
 2/19/1973                                             ND
 2/20/1973                                           6.65
 2/21/1973                                           6.65
 2/22/1973                                           6.64
 2/23/1973                                           6.60
 2/26/1973                                           6.72
 2/27/1973                                           6.72
 2/28/1973                                           6.73
  3/1/1973                                           6.72
  3/2/1973                                           6.77
  3/5/1973                                           6.79
  3/6/1973                                           6.83
  3/7/1973                                           6.80
  3/8/1973                                           6.83
  3/9/1973                                           6.83
 3/12/1973                                           6.84
 3/13/1973                                           6.81
 3/14/1973                                           6.82
 3/15/1973                                           6.85
 3/16/1973                                           6.92
 3/19/1973                                           6.85
 3/20/1973                                           6.85
 3/21/1973                                           6.83
 3/22/1973                                           6.84
 3/23/1973                                           6.84
 3/26/1973                                           6.76
 3/27/1973                                           6.74
 3/28/1973                                           6.69
 3/29/1973                                           6.68
 3/30/1973                                           6.81
  4/2/1973                                           6.81
  4/3/1973                                           6.77
  4/4/1973                                           6.71
  4/5/1973                                           6.70
  4/6/1973                                           6.59
  4/9/1973                                           6.55
 4/10/1973                                           6.58
 4/11/1973                                           6.63
 4/12/1973                                           6.64
 4/13/1973                                           6.55
 4/16/1973                                           6.57
 4/17/1973                                           6.66
 4/18/1973                                           6.67
 4/19/1973                                           6.71
 4/20/1973                                             ND
 4/23/1973                                           6.76
 4/24/1973                                           6.73
 4/25/1973                                           6.72
 4/26/1973                                           6.67
 4/27/1973                                           6.70
 4/30/1973                                           6.73
  5/1/1973                                           6.77
  5/2/1973                                           6.78
  5/3/1973                                           6.80
  5/4/1973                                           6.83
  5/7/1973                                           6.83
  5/8/1973                                           6.80
  5/9/1973                                           6.78
 5/10/1973                                           6.77
 5/11/1973                                           6.81
 5/14/1973                                           6.80
 5/15/1973                                           6.78
 5/16/1973                                           6.76
 5/17/1973                                           6.81
 5/18/1973                                           6.83
 5/21/1973                                           6.86
 5/22/1973                                           6.86
 5/23/1973                                           6.84
 5/24/1973                                           6.80
 5/25/1973                                           6.78
 5/28/1973                                             ND
 5/29/1973                                           6.80
 5/30/1973                                           6.80
 5/31/1973                                           6.78
  6/1/1973                                           6.78
  6/4/1973                                           6.80
  6/5/1973                                           6.70
  6/6/1973                                           6.57
  6/7/1973                                           6.61
  6/8/1973                                           6.59
 6/11/1973                                           6.62
 6/12/1973                                           6.61
 6/13/1973                                           6.62
 6/14/1973                                           6.62
 6/15/1973                                           6.63
 6/18/1973                                           6.65
 6/19/1973                                           6.66
 6/20/1973                                           6.66
 6/21/1973                                           6.67
 6/22/1973                                           6.70
 6/25/1973                                           6.74
 6/26/1973                                           6.76
 6/27/1973                                           6.78
 6/28/1973                                           6.82
 6/29/1973                                           6.90
  7/2/1973                                           7.00
  7/3/1973                                           7.03
  7/4/1973                                             ND
  7/5/1973                                           7.02
  7/6/1973                                           7.07
  7/9/1973                                           7.18
 7/10/1973                                           7.11
 7/11/1973                                           7.11
 7/12/1973                                           7.12
 7/13/1973                                           7.17
 7/16/1973                                           7.21
 7/17/1973                                           7.22
 7/18/1973                                           7.26
 7/19/1973                                           7.39
 7/20/1973                                           7.48
 7/23/1973                                           7.45
 7/24/1973                                           7.50
 7/25/1973                                           7.56
 7/26/1973                                           7.70
 7/27/1973                                           7.78
 7/30/1973                                           7.80
 7/31/1973                                           7.87
  8/1/1973                                           7.94
  8/2/1973                                           7.86
  8/3/1973                                           7.98
  8/6/1973                                           8.06
  8/7/1973                                           8.13
  8/8/1973                                           7.97
  8/9/1973                                           8.01
 8/10/1973                                           7.96
 8/13/1973                                           7.84
 8/14/1973                                           7.81
 8/15/1973                                           7.71
 8/16/1973                                           7.54
 8/17/1973                                           7.41
 8/20/1973                                           7.50
 8/21/1973                                           7.47
 8/22/1973                                           7.51
 8/23/1973                                           7.31
 8/24/1973                                           7.15
 8/27/1973                                           7.23
 8/28/1973                                           7.31
 8/29/1973                                           7.22
 8/30/1973                                           7.26
 8/31/1973                                           7.28
  9/3/1973                                             ND
  9/4/1973                                           7.22
  9/5/1973                                           7.12
  9/6/1973                                           7.12
  9/7/1973                                           7.10
 9/10/1973                                           7.23
 9/11/1973                                           7.33
 9/12/1973                                           7.33
 9/13/1973                                           7.36
 9/14/1973                                           7.29
 9/17/1973                                           7.11
 9/18/1973                                           6.99
 9/19/1973                                           7.02
 9/20/1973                                           6.95
 9/21/1973                                           6.91
 9/24/1973                                           6.81
 9/25/1973                                           6.79
 9/26/1973                                           6.82
 9/27/1973                                           6.80
 9/28/1973                                           6.72
 10/1/1973                                           6.75
 10/2/1973                                           6.88
 10/3/1973                                           6.82
 10/4/1973                                           6.88
 10/5/1973                                           6.72
 10/8/1973                                             ND
 10/9/1973                                           6.68
10/10/1973                                           6.74
10/11/1973                                           6.74
10/12/1973                                           6.68
10/15/1973                                           6.75
10/16/1973                                           6.80
10/17/1973                                           6.79
10/18/1973                                           6.77
10/19/1973                                           6.75
10/22/1973                                             ND
10/23/1973                                           6.80
10/24/1973                                           6.81
10/25/1973                                           6.76
10/26/1973                                           6.76
10/29/1973                                           6.77
10/30/1973                                           6.75
10/31/1973                                           6.80
 11/1/1973                                           6.83
 11/2/1973                                           6.85
 11/5/1973                                           7.00
 11/6/1973                                             ND
 11/7/1973                                           6.98
 11/8/1973                                           6.91
 11/9/1973                                           6.93
11/12/1973                                           7.03
11/13/1973                                           7.16
11/14/1973                                           7.19
11/15/1973                                           7.10
11/16/1973                                           7.05
11/19/1973                                           6.91
11/20/1973                                           6.90
11/21/1973                                           6.80
11/22/1973                                             ND
11/23/1973                                           6.81
11/26/1973                                           6.76
11/27/1973                                           6.77
11/28/1973                                           6.80
11/29/1973                                           6.80
11/30/1973                                           6.77
 12/3/1973                                           6.84
 12/4/1973                                           6.85
 12/5/1973                                           6.90
 12/6/1973                                           6.91
 12/7/1973                                           6.88
12/10/1973                                           6.72
12/11/1973                                           6.77
12/12/1973                                           6.73
12/13/1973                                           6.76
12/14/1973                                           6.74
12/17/1973                                           6.71
12/18/1973                                           6.75
12/19/1973                                           6.75
12/20/1973                                           6.73
12/21/1973                                           6.75
12/24/1973                                             ND
12/25/1973                                             ND
12/26/1973                                           6.87
12/27/1973                                           6.84
12/28/1973                                           6.81
12/31/1973                                           6.83
  1/1/1974                                             ND
  1/2/1974                                           6.86
  1/3/1974                                           6.83
  1/4/1974                                           6.83
  1/7/1974                                           6.86
  1/8/1974                                           6.87
  1/9/1974                                           6.87
 1/10/1974                                           6.91
 1/11/1974                                           6.96
 1/14/1974                                           6.98
 1/15/1974                                           6.94
 1/16/1974                                           6.96
 1/17/1974                                           6.93
 1/18/1974                                           6.94
 1/21/1974                                           6.99
 1/22/1974                                           7.05
 1/23/1974                                           7.08
 1/24/1974                                           7.06
 1/25/1974                                           7.06
 1/28/1974                                           7.01
 1/29/1974                                           7.00
 1/30/1974                                           6.97
 1/31/1974                                           6.91
  2/1/1974                                           6.85
  2/4/1974                                           6.80
  2/5/1974                                           6.80
  2/6/1974                                           6.77
  2/7/1974                                           6.82
  2/8/1974                                           6.79
 2/11/1974                                           6.78
 2/12/1974                                             ND
 2/13/1974                                           6.76
 2/14/1974                                           6.72
 2/15/1974                                           6.74
 2/18/1974                                             ND
 2/19/1974                                           6.76
 2/20/1974                                           6.77
 2/21/1974                                           6.81
 2/22/1974                                           6.82
 2/25/1974                                           6.83
 2/26/1974                                           6.94
 2/27/1974                                           6.96
 2/28/1974                                           6.98
  3/1/1974                                           7.06
  3/4/1974                                           7.08
  3/5/1974                                           7.08
  3/6/1974                                           7.02
  3/7/1974                                           7.01
  3/8/1974                                           7.09
 3/11/1974                                           7.12
 3/12/1974                                           7.12
 3/13/1974                                           7.16
 3/14/1974                                           7.14
 3/15/1974                                           7.22
 3/18/1974                                           7.32
 3/19/1974                                           7.33
 3/20/1974                                           7.40
 3/21/1974                                           7.56
 3/22/1974                                           7.65
 3/25/1974                                           7.68
 3/26/1974                                           7.62
 3/27/1974                                           7.59
 3/28/1974                                           7.67
 3/29/1974                                           7.65
  4/1/1974                                           7.67
  4/2/1974                                           7.71
  4/3/1974                                           7.75
  4/4/1974                                           7.88
  4/5/1974                                           7.97
  4/8/1974                                           7.92
  4/9/1974                                           7.92
 4/10/1974                                           7.84
 4/11/1974                                           7.83
 4/12/1974                                             ND
 4/15/1974                                           7.75
 4/16/1974                                           7.88
 4/17/1974                                           7.88
 4/18/1974                                           7.97
 4/19/1974                                           7.93
 4/22/1974                                           7.95
 4/23/1974                                           7.96
 4/24/1974                                           7.95
 4/25/1974                                           8.04
 4/26/1974                                           8.11
 4/29/1974                                           8.20
 4/30/1974                                           8.21
  5/1/1974                                           8.16
  5/2/1974                                           8.20
  5/3/1974                                           8.35
  5/6/1974                                           8.42
  5/7/1974                                           8.56
  5/8/1974                                           8.46
  5/9/1974                                           8.47
 5/10/1974                                           8.19
 5/13/1974                                           8.06
 5/14/1974                                           8.13
 5/15/1974                                           8.10
 5/16/1974                                           8.12
 5/17/1974                                           8.21
 5/20/1974                                           8.21
 5/21/1974                                           8.13
 5/22/1974                                           8.07
 5/23/1974                                           7.98
 5/24/1974                                           7.94
 5/27/1974                                             ND
 5/28/1974                                           8.05
 5/29/1974                                           8.06
 5/30/1974                                           8.02
 5/31/1974                                           8.06
  6/3/1974                                           8.11
  6/4/1974                                           8.02
  6/5/1974                                           8.04
  6/6/1974                                           8.00
  6/7/1974                                           7.93
 6/10/1974                                           7.93
 6/11/1974                                           7.95
 6/12/1974                                           8.03
 6/13/1974                                           8.10
 6/14/1974                                           8.06
 6/17/1974                                           8.01
 6/18/1974                                           8.06
 6/19/1974                                           8.06
 6/20/1974                                           8.07
 6/21/1974                                           8.10
 6/24/1974                                           8.22
 6/25/1974                                           8.29
 6/26/1974                                           8.25
 6/27/1974                                           8.36
 6/28/1974                                           8.33
  7/1/1974                                           8.38
  7/2/1974                                           8.35
  7/3/1974                                           8.43
  7/4/1974                                             ND
  7/5/1974                                           8.51
  7/8/1974                                           8.63
  7/9/1974                                           8.63
 7/10/1974                                           8.58
 7/11/1974                                           8.54
 7/12/1974                                           8.41
 7/15/1974                                           8.42
 7/16/1974                                           8.42
 7/17/1974                                           8.38
 7/18/1974                                           8.38
 7/19/1974                                           8.29
 7/22/1974                                           8.18
 7/23/1974                                           8.15
 7/24/1974                                           8.06
 7/25/1974                                           8.04
 7/26/1974                                           8.24
 7/29/1974                                           8.32
 7/30/1974                                           8.47
 7/31/1974                                           8.46
  8/1/1974                                           8.57
  8/2/1974                                           8.68
  8/5/1974                                           8.61
  8/6/1974                                           8.53
  8/7/1974                                           8.62
  8/8/1974                                           8.59
  8/9/1974                                           8.62
 8/12/1974                                           8.58
 8/13/1974                                           8.60
 8/14/1974                                           8.58
 8/15/1974                                           8.57
 8/16/1974                                           8.53
 8/19/1974                                           8.53
 8/20/1974                                           8.56
 8/21/1974                                           8.65
 8/22/1974                                           8.74
 8/23/1974                                           8.79
 8/26/1974                                           8.77
 8/27/1974                                           8.72
 8/28/1974                                           8.71
 8/29/1974                                           8.68
 8/30/1974                                           8.63
  9/2/1974                                             ND
  9/3/1974                                           8.65
  9/4/1974                                           8.63
  9/5/1974                                           8.59
  9/6/1974                                           8.57
  9/9/1974                                           8.49
 9/10/1974                                           8.50
 9/11/1974                                           8.49
 9/12/1974                                           8.57
 9/13/1974                                           8.53
 9/16/1974                                           8.45
 9/17/1974                                           8.41
 9/18/1974                                           8.35
 9/19/1974                                           8.30
 9/20/1974                                           8.26
 9/23/1974                                           8.15
 9/24/1974                                           8.16
 9/25/1974                                           8.16
 9/26/1974                                           8.11
 9/27/1974                                           8.07
 9/30/1974                                           8.05
 10/1/1974                                           8.11
 10/2/1974                                           8.13
 10/3/1974                                           8.14
 10/4/1974                                           8.05
 10/7/1974                                           7.98
 10/8/1974                                           7.97
 10/9/1974                                           8.02
10/10/1974                                           7.99
10/11/1974                                           7.93
10/14/1974                                             ND
10/15/1974                                           7.92
10/16/1974                                           7.96
10/17/1974                                           7.98
10/18/1974                                           7.88
10/21/1974                                           7.85
10/22/1974                                           7.86
10/23/1974                                           7.88
10/24/1974                                           7.90
10/25/1974                                           7.92
10/28/1974                                           7.98
10/29/1974                                           7.95
10/30/1974                                           7.95
10/31/1974                                           7.94
 11/1/1974                                           7.95
 11/4/1974                                           7.91
 11/5/1974                                             ND
 11/6/1974                                           7.87
 11/7/1974                                           7.81
 11/8/1974                                           7.79
11/11/1974                                             ND
11/12/1974                                           7.76
11/13/1974                                           7.76
11/14/1974                                           7.70
11/15/1974                                           7.60
11/18/1974                                           7.61
11/19/1974                                           7.60
11/20/1974                                           7.55
11/21/1974                                           7.55
11/22/1974                                           7.54
11/25/1974                                           7.53
11/26/1974                                           7.56
11/27/1974                                           7.56
11/28/1974                                             ND
11/29/1974                                           7.56
 12/2/1974                                           7.60
 12/3/1974                                           7.64
 12/4/1974                                           7.57
 12/5/1974                                           7.52
 12/6/1974                                           7.47
 12/9/1974                                           7.25
12/10/1974                                           7.27
12/11/1974                                           7.22
12/12/1974                                           7.26
12/13/1974                                           7.20
12/16/1974                                           7.21
12/17/1974                                           7.13
12/18/1974                                           7.09
12/19/1974                                           7.10
12/20/1974                                           7.10
12/23/1974                                           7.29
12/24/1974                                           7.33
12/25/1974                                             ND
12/26/1974                                           7.27
12/27/1974                                           7.27
12/30/1974                                           7.34
12/31/1974                                           7.36
  1/1/1975                                             ND
  1/2/1975                                           7.34
  1/3/1975                                           7.36
  1/6/1975                                           7.34
  1/7/1975                                           7.35
  1/8/1975                                           7.32
  1/9/1975                                           7.29
 1/10/1975                                           7.34
 1/13/1975                                           7.40
 1/14/1975                                           7.41
 1/15/1975                                           7.49
 1/16/1975                                           7.48
 1/17/1975                                           7.45
 1/20/1975                                           7.54
 1/21/1975                                           7.48
 1/22/1975                                           7.45
 1/23/1975                                           7.50
 1/24/1975                                           7.45
 1/27/1975                                           7.44
 1/28/1975                                           7.42
 1/29/1975                                           7.38
 1/30/1975                                           7.35
 1/31/1975                                           7.34
  2/3/1975                                           7.25
  2/4/1975                                           7.19
  2/5/1975                                           7.08
  2/6/1975                                           7.11
  2/7/1975                                           7.11
 2/10/1975                                           7.22
 2/11/1975                                           7.19
 2/12/1975                                             ND
 2/13/1975                                           7.19
 2/14/1975                                           7.07
 2/17/1975                                             ND
 2/18/1975                                           7.00
 2/19/1975                                           6.93
 2/20/1975                                           7.00
 2/21/1975                                           7.03
 2/24/1975                                           7.03
 2/25/1975                                           7.13
 2/26/1975                                           7.20
 2/27/1975                                           7.17
 2/28/1975                                           7.13
  3/3/1975                                           7.20
  3/4/1975                                           7.22
  3/5/1975                                           7.14
  3/6/1975                                           7.16
  3/7/1975                                           7.21
 3/10/1975                                           7.25
 3/11/1975                                           7.20
 3/12/1975                                           7.20
 3/13/1975                                           7.19
 3/14/1975                                           7.21
 3/17/1975                                           7.32
 3/18/1975                                           7.31
 3/19/1975                                           7.39
 3/20/1975                                           7.37
 3/21/1975                                           7.40
 3/24/1975                                           7.45
 3/25/1975                                           7.43
 3/26/1975                                           7.46
 3/27/1975                                           7.46
 3/28/1975                                             ND
 3/31/1975                                           7.50
  4/1/1975                                           7.65
  4/2/1975                                           7.82
  4/3/1975                                           7.83
  4/4/1975                                           7.84
  4/7/1975                                           8.06
  4/8/1975                                           7.97
  4/9/1975                                           7.93
 4/10/1975                                           7.97
 4/11/1975                                           7.96
 4/14/1975                                           7.90
 4/15/1975                                           7.90
 4/16/1975                                           7.90
 4/17/1975                                           7.99
 4/18/1975                                           8.05
 4/21/1975                                           8.16
 4/22/1975                                           8.13
 4/23/1975                                           8.09
 4/24/1975                                           8.07
 4/25/1975                                           8.07
 4/28/1975                                           8.17
 4/29/1975                                           8.12
 4/30/1975                                           8.12
  5/1/1975                                           8.13
  5/2/1975                                           7.86
  5/5/1975                                           7.83
  5/6/1975                                           7.89
  5/7/1975                                           7.82
  5/8/1975                                           7.78
  5/9/1975                                           7.79
 5/12/1975                                           7.74
 5/13/1975                                           7.70
 5/14/1975                                           7.64
 5/15/1975                                           7.68
 5/16/1975                                           7.64
 5/19/1975                                           7.62
 5/20/1975                                           7.59
 5/21/1975                                           7.60
 5/22/1975                                           7.63
 5/23/1975                                           7.61
 5/26/1975                                             ND
 5/27/1975                                           7.60
 5/28/1975                                           7.64
 5/29/1975                                           7.72
 5/30/1975                                           7.61
  6/2/1975                                           7.62
  6/3/1975                                           7.62
  6/4/1975                                           7.57
  6/5/1975                                           7.52
  6/6/1975                                           7.48
  6/9/1975                                           7.36
 6/10/1975                                           7.35
 6/11/1975                                           7.23
 6/12/1975                                           7.24
 6/13/1975                                           7.22
 6/16/1975                                           7.21
 6/17/1975                                           7.30
 6/18/1975                                           7.41
 6/19/1975                                           7.44
 6/20/1975                                           7.62
 6/23/1975                                           7.64
 6/24/1975                                           7.64
 6/25/1975                                           7.83
 6/26/1975                                           7.85
 6/27/1975                                           7.78
 6/30/1975                                           7.82
  7/1/1975                                           7.85
  7/2/1975                                           7.88
  7/3/1975                                           7.94
  7/4/1975                                             ND
  7/7/1975                                           7.93
  7/8/1975                                           7.86
  7/9/1975                                           7.88
 7/10/1975                                           7.92
 7/11/1975                                           7.82
 7/14/1975                                           7.77
 7/15/1975                                           7.82
 7/16/1975                                           7.89
 7/17/1975                                           7.88
 7/18/1975                                           7.92
 7/21/1975                                           7.97
 7/22/1975                                           7.98
 7/23/1975                                           7.96
 7/24/1975                                           7.96
 7/25/1975                                           8.00
 7/28/1975                                           7.98
 7/29/1975                                           8.00
 7/30/1975                                           8.03
 7/31/1975                                           8.07
  8/1/1975                                           8.18
  8/4/1975                                           8.26
  8/5/1975                                           8.28
  8/6/1975                                           8.29
  8/7/1975                                           8.40
  8/8/1975                                           8.32
 8/11/1975                                           8.25
 8/12/1975                                           8.34
 8/13/1975                                           8.33
 8/14/1975                                           8.39
 8/15/1975                                           8.44
 8/18/1975                                           8.40
 8/19/1975                                           8.36
 8/20/1975                                           8.38
 8/21/1975                                           8.46
 8/22/1975                                           8.40
 8/25/1975                                           8.42
 8/26/1975                                           8.34
 8/27/1975                                           8.27
 8/28/1975                                           8.22
 8/29/1975                                           8.16
  9/1/1975                                             ND
  9/2/1975                                           8.20
  9/3/1975                                           8.21
  9/4/1975                                           8.22
  9/5/1975                                           8.31
  9/8/1975                                           8.31
  9/9/1975                                           8.35
 9/10/1975                                           8.41
 9/11/1975                                           8.52
 9/12/1975                                           8.53
 9/15/1975                                           8.56
 9/16/1975                                           8.56
 9/17/1975                                           8.48
 9/18/1975                                           8.45
 9/19/1975                                           8.34
 9/22/1975                                           8.22
 9/23/1975                                           8.27
 9/24/1975                                           8.22
 9/25/1975                                           8.30
 9/26/1975                                           8.40
 9/29/1975                                           8.40
 9/30/1975                                           8.42
 10/1/1975                                           8.40
 10/2/1975                                           8.35
 10/3/1975                                           8.13
 10/6/1975                                           8.12
 10/7/1975                                           8.19
 10/8/1975                                           8.18
 10/9/1975                                           8.15
10/10/1975                                           8.04
10/13/1975                                             ND
10/14/1975                                           8.10
10/15/1975                                           8.10
10/16/1975                                           7.91
10/17/1975                                           7.92
10/20/1975                                           7.92
10/21/1975                                           7.87
10/22/1975                                           7.87
10/23/1975                                           7.77
10/24/1975                                           7.79
10/27/1975                                           7.82
10/28/1975                                           7.80
10/29/1975                                           7.72
10/30/1975                                           7.62
10/31/1975                                           7.66
 11/3/1975                                           7.75
 11/4/1975                                             ND
 11/5/1975                                           7.65
 11/6/1975                                           7.69
 11/7/1975                                           7.59
11/10/1975                                           7.54
11/11/1975                                             ND
11/12/1975                                           7.62
11/13/1975                                           7.68
11/14/1975                                           7.84
11/17/1975                                           7.87
11/18/1975                                           7.91
11/19/1975                                           7.94
11/20/1975                                           7.88
11/21/1975                                           8.01
11/24/1975                                           7.90
11/25/1975                                           7.93
11/26/1975                                           7.92
11/27/1975                                             ND
11/28/1975                                           7.90
 12/1/1975                                           7.87
 12/2/1975                                           7.86
 12/3/1975                                           7.84
 12/4/1975                                           7.89
 12/5/1975                                           7.88
 12/8/1975                                           7.97
 12/9/1975                                           8.00
12/10/1975                                           8.00
12/11/1975                                           7.94
12/12/1975                                           7.91
12/15/1975                                           7.87
12/16/1975                                           7.82
12/17/1975                                           7.70
12/18/1975                                           7.73
12/19/1975                                           7.61
12/22/1975                                           7.64
12/23/1975                                           7.62
12/24/1975                                           7.59
12/25/1975                                             ND
12/26/1975                                           7.48
12/29/1975                                           7.51
12/30/1975                                           7.46
12/31/1975                                           7.50
  1/1/1976                                             ND
  1/2/1976                                           7.54
  1/5/1976                                           7.50
  1/6/1976                                           7.41
  1/7/1976                                           7.43
  1/8/1976                                           7.47
  1/9/1976                                           7.37
 1/12/1976                                           7.34
 1/13/1976                                           7.34
 1/14/1976                                           7.41
 1/15/1976                                           7.47
 1/16/1976                                           7.53
 1/19/1976                                           7.46
 1/20/1976                                           7.52
 1/21/1976                                           7.48
 1/22/1976                                           7.51
 1/23/1976                                           7.45
 1/26/1976                                           7.47
 1/27/1976                                           7.48
 1/28/1976                                           7.52
 1/29/1976                                           7.46
 1/30/1976                                           7.43
  2/2/1976                                           7.44
  2/3/1976                                           7.46
  2/4/1976                                           7.50
  2/5/1976                                           7.47
  2/6/1976                                           7.49
  2/9/1976                                           7.47
 2/10/1976                                           7.49
 2/11/1976                                           7.50
 2/12/1976                                             ND
 2/13/1976                                           7.50
 2/16/1976                                             ND
 2/17/1976                                           7.44
 2/18/1976                                           7.47
 2/19/1976                                           7.45
 2/20/1976                                           7.41
 2/23/1976                                           7.39
 2/24/1976                                           7.39
 2/25/1976                                           7.37
 2/26/1976                                           7.37
 2/27/1976                                           7.46
  3/1/1976                                           7.57
  3/2/1976                                           7.53
  3/3/1976                                           7.56
  3/4/1976                                           7.61
  3/5/1976                                           7.56
  3/8/1976                                           7.54
  3/9/1976                                           7.56
 3/10/1976                                           7.56
 3/11/1976                                           7.56
 3/12/1976                                           7.50
 3/15/1976                                           7.52
 3/16/1976                                           7.54
 3/17/1976                                           7.52
 3/18/1976                                           7.48
 3/19/1976                                           7.49
 3/22/1976                                           7.43
 3/23/1976                                           7.41
 3/24/1976                                           7.40
 3/25/1976                                           7.38
 3/26/1976                                           7.38
 3/29/1976                                           7.37
 3/30/1976                                           7.40
 3/31/1976                                           7.39
  4/1/1976                                           7.44
  4/2/1976                                           7.38
  4/5/1976                                           7.34
  4/6/1976                                           7.31
  4/7/1976                                           7.29
  4/8/1976                                           7.24
  4/9/1976                                           7.23
 4/12/1976                                           7.20
 4/13/1976                                           7.16
 4/14/1976                                           7.14
 4/15/1976                                           7.14
 4/16/1976                                             ND
 4/19/1976                                           7.18
 4/20/1976                                           7.17
 4/21/1976                                           7.12
 4/22/1976                                           7.19
 4/23/1976                                           7.31
 4/26/1976                                           7.30
 4/27/1976                                           7.31
 4/28/1976                                           7.28
 4/29/1976                                           7.25
 4/30/1976                                           7.34
  5/3/1976                                           7.36
  5/4/1976                                           7.31
  5/5/1976                                           7.34
  5/6/1976                                           7.37
  5/7/1976                                           7.45
 5/10/1976                                           7.51
 5/11/1976                                           7.52
 5/12/1976                                           7.54
 5/13/1976                                           7.53
 5/14/1976                                           7.59
 5/17/1976                                           7.63
 5/18/1976                                           7.63
 5/19/1976                                           7.64
 5/20/1976                                           7.71
 5/21/1976                                           7.81
 5/24/1976                                           7.76
 5/25/1976                                           7.72
 5/26/1976                                           7.78
 5/27/1976                                           7.82
 5/28/1976                                           7.78
 5/31/1976                                             ND
  6/1/1976                                           7.71
  6/2/1976                                           7.74
  6/3/1976                                           7.75
  6/4/1976                                           7.67
  6/7/1976                                           7.64
  6/8/1976                                           7.67
  6/9/1976                                           7.66
 6/10/1976                                           7.61
 6/11/1976                                           7.58
 6/14/1976                                           7.56
 6/15/1976                                           7.59
 6/16/1976                                           7.62
 6/17/1976                                           7.60
 6/18/1976                                           7.54
 6/21/1976                                           7.51
 6/22/1976                                           7.53
 6/23/1976                                           7.53
 6/24/1976                                           7.53
 6/25/1976                                           7.56
 6/28/1976                                           7.58
 6/29/1976                                           7.59
 6/30/1976                                           7.58
  7/1/1976                                           7.59
  7/2/1976                                           7.57
  7/5/1976                                             ND
  7/6/1976                                           7.55
  7/7/1976                                           7.57
  7/8/1976                                           7.52
  7/9/1976                                           7.45
 7/12/1976                                           7.40
 7/13/1976                                           7.42
 7/14/1976                                           7.43
 7/15/1976                                           7.38
 7/16/1976                                           7.47
 7/19/1976                                           7.51
 7/20/1976                                           7.52
 7/21/1976                                           7.51
 7/22/1976                                           7.52
 7/23/1976                                           7.50
 7/26/1976                                           7.51
 7/27/1976                                           7.44
 7/28/1976                                           7.48
 7/29/1976                                           7.43
 7/30/1976                                           7.47
  8/2/1976                                           7.54
  8/3/1976                                           7.50
  8/4/1976                                           7.45
  8/5/1976                                           7.40
  8/6/1976                                           7.37
  8/9/1976                                           7.38
 8/10/1976                                           7.37
 8/11/1976                                           7.33
 8/12/1976                                           7.33
 8/13/1976                                           7.28
 8/16/1976                                           7.23
 8/17/1976                                           7.26
 8/18/1976                                           7.26
 8/19/1976                                           7.29
 8/20/1976                                           7.28
 8/23/1976                                           7.23
 8/24/1976                                           7.22
 8/25/1976                                           7.19
 8/26/1976                                           7.19
 8/27/1976                                           7.26
 8/30/1976                                           7.23
 8/31/1976                                           7.16
  9/1/1976                                           7.14
  9/2/1976                                           7.18
  9/3/1976                                           7.16
  9/6/1976                                             ND
  9/7/1976                                           7.15
  9/8/1976                                           7.16
  9/9/1976                                           7.19
 9/10/1976                                           7.17
 9/13/1976                                           7.20
 9/14/1976                                           7.18
 9/15/1976                                           7.17
 9/16/1976                                           7.13
 9/17/1976                                           7.04
 9/20/1976                                           7.07
 9/21/1976                                           7.06
 9/22/1976                                           7.09
 9/23/1976                                           7.09
 9/24/1976                                           7.18
 9/27/1976                                           7.14
 9/28/1976                                           7.09
 9/29/1976                                           7.08
 9/30/1976                                           7.05
 10/1/1976                                           6.95
 10/4/1976                                           6.94
 10/5/1976                                           6.94
 10/6/1976                                           6.88
 10/7/1976                                           6.86
 10/8/1976                                           6.71
10/11/1976                                             ND
10/12/1976                                           6.64
10/13/1976                                           6.66
10/14/1976                                           6.63
10/15/1976                                           6.55
10/18/1976                                           6.55
10/19/1976                                           6.60
10/20/1976                                           6.64
10/21/1976                                           6.67
10/22/1976                                           6.78
10/25/1976                                           6.87
10/26/1976                                           6.83
10/27/1976                                           6.80
10/28/1976                                           6.76
10/29/1976                                           6.78
 11/1/1976                                           6.70
 11/2/1976                                             ND
 11/3/1976                                           6.79
 11/4/1976                                           6.72
 11/5/1976                                           6.75
 11/8/1976                                           6.82
 11/9/1976                                           6.82
11/10/1976                                           6.78
11/11/1976                                             ND
11/12/1976                                           6.73
11/15/1976                                           6.70
11/16/1976                                           6.60
11/17/1976                                           6.56
11/18/1976                                           6.59
11/19/1976                                           6.44
11/22/1976                                           6.30
11/23/1976                                           6.28
11/24/1976                                           6.23
11/25/1976                                             ND
11/26/1976                                           5.99
11/29/1976                                           6.02
11/30/1976                                           6.05
 12/1/1976                                           6.02
 12/2/1976                                           6.00
 12/3/1976                                           6.03
 12/6/1976                                           6.05
 12/7/1976                                           6.09
 12/8/1976                                           6.13
 12/9/1976                                           6.14
12/10/1976                                           6.02
12/13/1976                                           6.16
12/14/1976                                           6.13
12/15/1976                                           6.14
12/16/1976                                           6.14
12/17/1976                                           6.11
12/20/1976                                           6.08
12/21/1976                                           6.14
12/22/1976                                           6.12
12/23/1976                                           6.11
12/24/1976                                             ND
12/27/1976                                           6.13
12/28/1976                                           6.15
12/29/1976                                           6.16
12/30/1976                                           6.12
12/31/1976                                           6.13
  1/3/1977                                           6.16
  1/4/1977                                           6.19
  1/5/1977                                           6.18
  1/6/1977                                           6.23
  1/7/1977                                           6.42
 1/10/1977                                           6.60
 1/11/1977                                           6.68
 1/12/1977                                           6.60
 1/13/1977                                           6.50
 1/14/1977                                           6.59
 1/17/1977                                           6.60
 1/18/1977                                           6.70
 1/19/1977                                           6.64
 1/20/1977                                           6.64
 1/21/1977                                           6.68
 1/24/1977                                           6.77
 1/25/1977                                           6.74
 1/26/1977                                           6.76
 1/27/1977                                           6.88
 1/28/1977                                           6.86
 1/31/1977                                           6.83
  2/1/1977                                           6.91
  2/2/1977                                           7.02
  2/3/1977                                           6.93
  2/4/1977                                           6.70
  2/7/1977                                           6.75
  2/8/1977                                           6.76
  2/9/1977                                           6.73
 2/10/1977                                           6.76
 2/11/1977                                           6.76
 2/14/1977                                           6.76
 2/15/1977                                           6.72
 2/16/1977                                           6.70
 2/17/1977                                           6.67
 2/18/1977                                           6.82
 2/21/1977                                             ND
 2/22/1977                                           6.84
 2/23/1977                                           6.95
 2/24/1977                                           7.02
 2/25/1977                                           6.99
 2/28/1977                                           6.98
  3/1/1977                                           6.99
  3/2/1977                                           6.93
  3/3/1977                                           6.90
  3/4/1977                                           6.98
  3/7/1977                                           6.99
  3/8/1977                                           6.99
  3/9/1977                                           6.97
 3/10/1977                                           6.95
 3/11/1977                                           6.90
 3/14/1977                                           6.89
 3/15/1977                                           6.87
 3/16/1977                                           6.90
 3/17/1977                                           6.94
 3/18/1977                                           6.90
 3/21/1977                                           6.88
 3/22/1977                                           6.87
 3/23/1977                                           6.88
 3/24/1977                                           6.90
 3/25/1977                                           6.94
 3/28/1977                                           6.96
 3/29/1977                                           6.93
 3/30/1977                                           6.95
 3/31/1977                                           6.94
  4/1/1977                                           6.92
  4/4/1977                                           6.94
  4/5/1977                                           6.95
  4/6/1977                                           6.95
  4/7/1977                                           6.93
  4/8/1977                                             ND
 4/11/1977                                           6.84
 4/12/1977                                           6.83
 4/13/1977                                           6.81
 4/14/1977                                           6.56
 4/15/1977                                           6.60
 4/18/1977                                           6.61
 4/19/1977                                           6.66
 4/20/1977                                           6.71
 4/21/1977                                           6.72
 4/22/1977                                           6.80
 4/25/1977                                           6.82
 4/26/1977                                           6.76
 4/27/1977                                           6.75
 4/28/1977                                           6.78
 4/29/1977                                           6.90
  5/2/1977                                           6.94
  5/3/1977                                           6.90
  5/4/1977                                           6.89
  5/5/1977                                           6.94
  5/6/1977                                           7.00
  5/9/1977                                           6.97
 5/10/1977                                           6.99
 5/11/1977                                           7.03
 5/12/1977                                           6.98
 5/13/1977                                           6.94
 5/16/1977                                           6.92
 5/17/1977                                           6.91
 5/18/1977                                           6.89
 5/19/1977                                           7.00
 5/20/1977                                           7.01
 5/23/1977                                           6.99
 5/24/1977                                           6.93
 5/25/1977                                           6.88
 5/26/1977                                           6.86
 5/27/1977                                           6.88
 5/30/1977                                             ND
 5/31/1977                                           6.87
  6/1/1977                                           6.87
  6/2/1977                                           6.87
  6/3/1977                                           6.86
  6/6/1977                                           6.87
  6/7/1977                                           6.85
  6/8/1977                                           6.84
  6/9/1977                                           6.85
 6/10/1977                                           6.78
 6/13/1977                                           6.74
 6/14/1977                                           6.68
 6/15/1977                                           6.73
 6/16/1977                                           6.74
 6/17/1977                                           6.72
 6/20/1977                                           6.74
 6/21/1977                                           6.74
 6/22/1977                                           6.70
 6/23/1977                                           6.72
 6/24/1977                                           6.68
 6/27/1977                                           6.65
 6/28/1977                                           6.64
 6/29/1977                                           6.68
 6/30/1977                                           6.70
  7/1/1977                                           6.71
  7/4/1977                                             ND
  7/5/1977                                           6.75
  7/6/1977                                           6.78
  7/7/1977                                           6.78
  7/8/1977                                           6.82
 7/11/1977                                           6.83
 7/12/1977                                           6.81
 7/13/1977                                           6.75
 7/14/1977                                             ND
 7/15/1977                                           6.82
 7/18/1977                                           6.84
 7/19/1977                                           6.83
 7/20/1977                                           6.85
 7/21/1977                                           6.89
 7/22/1977                                           6.88
 7/25/1977                                           6.86
 7/26/1977                                           6.86
 7/27/1977                                           6.94
 7/28/1977                                           7.01
 7/29/1977                                           7.03
  8/1/1977                                           7.02
  8/2/1977                                           7.05
  8/3/1977                                           7.02
  8/4/1977                                           7.05
  8/5/1977                                           7.02
  8/8/1977                                           7.01
  8/9/1977                                           7.06
 8/10/1977                                           7.07
 8/11/1977                                           7.08
 8/12/1977                                           7.10
 8/15/1977                                           7.11
 8/16/1977                                           7.12
 8/17/1977                                           7.08
 8/18/1977                                           7.06
 8/19/1977                                           7.04
 8/22/1977                                           7.05
 8/23/1977                                           7.02
 8/24/1977                                           7.01
 8/25/1977                                           6.98
 8/26/1977                                           6.93
 8/29/1977                                           6.90
 8/30/1977                                           6.93
 8/31/1977                                           6.94
  9/1/1977                                           6.97
  9/2/1977                                           6.93
  9/5/1977                                             ND
  9/6/1977                                           6.90
  9/7/1977                                           6.95
  9/8/1977                                           6.96
  9/9/1977                                           7.09
 9/12/1977                                           7.10
 9/13/1977                                           7.06
 9/14/1977                                           7.05
 9/15/1977                                           7.04
 9/16/1977                                           7.02
 9/19/1977                                           7.02
 9/20/1977                                           7.04
 9/21/1977                                           7.05
 9/22/1977                                           7.08
 9/23/1977                                           7.09
 9/26/1977                                           7.14
 9/27/1977                                           7.07
 9/28/1977                                           7.08
 9/29/1977                                           7.10
 9/30/1977                                           7.11
 10/3/1977                                           7.13
 10/4/1977                                           7.15
 10/5/1977                                           7.16
 10/6/1977                                           7.23
 10/7/1977                                           7.25
10/10/1977                                             ND
10/11/1977                                           7.30
10/12/1977                                           7.34
10/13/1977                                           7.34
10/14/1977                                           7.31
10/17/1977                                           7.33
10/18/1977                                           7.36
10/19/1977                                           7.35
10/20/1977                                           7.36
10/21/1977                                           7.39
10/24/1977                                           7.39
10/25/1977                                           7.41
10/26/1977                                           7.40
10/27/1977                                           7.38
10/28/1977                                           7.38
10/31/1977                                           7.44
 11/1/1977                                           7.47
 11/2/1977                                           7.47
 11/3/1977                                           7.45
 11/4/1977                                           7.42
 11/7/1977                                           7.40
 11/8/1977                                             ND
 11/9/1977                                           7.35
11/10/1977                                           7.34
11/11/1977                                             ND
11/14/1977                                           7.24
11/15/1977                                           7.26
11/16/1977                                           7.28
11/17/1977                                           7.28
11/18/1977                                           7.28
11/21/1977                                           7.30
11/22/1977                                           7.30
11/23/1977                                           7.30
11/24/1977                                             ND
11/25/1977                                           7.31
11/28/1977                                           7.31
11/29/1977                                           7.32
11/30/1977                                           7.36
 12/1/1977                                           7.38
 12/2/1977                                           7.40
 12/5/1977                                           7.40
 12/6/1977                                           7.44
 12/7/1977                                           7.45
 12/8/1977                                           7.46
 12/9/1977                                           7.45
12/12/1977                                           7.46
12/13/1977                                           7.46
12/14/1977                                           7.46
12/15/1977                                           7.46
12/16/1977                                           7.44
12/19/1977                                           7.48
12/20/1977                                           7.50
12/21/1977                                           7.48
12/22/1977                                           7.52
12/23/1977                                           7.55
12/26/1977                                             ND
12/27/1977                                           7.57
12/28/1977                                           7.57
12/29/1977                                           7.58
12/30/1977                                           7.54
  1/2/1978                                             ND
  1/3/1978                                           7.58
  1/4/1978                                           7.58
  1/5/1978                                           7.58
  1/6/1978                                           7.60
  1/9/1978                                           7.86
 1/10/1978                                           7.85
 1/11/1978                                           7.87
 1/12/1978                                           7.87
 1/13/1978                                           7.82
 1/16/1978                                           7.82
 1/17/1978                                           7.81
 1/18/1978                                           7.81
 1/19/1978                                           7.81
 1/20/1978                                           7.81
 1/23/1978                                           7.78
 1/24/1978                                           7.80
 1/25/1978                                           7.82
 1/26/1978                                           7.78
 1/27/1978                                           7.77
 1/30/1978                                           7.75
 1/31/1978                                           7.72
  2/1/1978                                           7.74
  2/2/1978                                           7.75
  2/3/1978                                           7.75
  2/6/1978                                           7.78
  2/7/1978                                           7.77
  2/8/1978                                           7.79
  2/9/1978                                           7.80
 2/10/1978                                           7.81
 2/13/1978                                             ND
 2/14/1978                                           7.84
 2/15/1978                                           7.87
 2/16/1978                                           7.90
 2/17/1978                                           7.88
 2/20/1978                                             ND
 2/21/1978                                           7.89
 2/22/1978                                           7.91
 2/23/1978                                           7.90
 2/24/1978                                           7.88
 2/27/1978                                           7.86
 2/28/1978                                           7.86
  3/1/1978                                           7.87
  3/2/1978                                           7.87
  3/3/1978                                           7.87
  3/6/1978                                           7.87
  3/7/1978                                           7.85
  3/8/1978                                           7.85
  3/9/1978                                           7.85
 3/10/1978                                           7.82
 3/13/1978                                           7.82
 3/14/1978                                           7.81
 3/15/1978                                           7.81
 3/16/1978                                           7.82
 3/17/1978                                           7.81
 3/20/1978                                           7.78
 3/21/1978                                           7.79
 3/22/1978                                           7.81
 3/23/1978                                           7.86
 3/24/1978                                             ND
 3/27/1978                                           7.91
 3/28/1978                                           7.94
 3/29/1978                                           7.94
 3/30/1978                                           7.95
 3/31/1978                                           7.97
  4/3/1978                                           7.96
  4/4/1978                                           7.95
  4/5/1978                                           7.97
  4/6/1978                                           7.98
  4/7/1978                                           7.97
 4/10/1978                                           7.98
 4/11/1978                                           7.97
 4/12/1978                                           7.97
 4/13/1978                                           7.95
 4/14/1978                                           7.90
 4/17/1978                                           7.88
 4/18/1978                                           7.89
 4/19/1978                                           7.99
 4/20/1978                                           8.01
 4/21/1978                                           8.02
 4/24/1978                                           8.03
 4/25/1978                                           8.02
 4/26/1978                                           8.05
 4/27/1978                                           8.07
 4/28/1978                                           8.09
  5/1/1978                                           8.08
  5/2/1978                                           8.09
  5/3/1978                                           8.08
  5/4/1978                                           8.07
  5/5/1978                                           8.15
  5/8/1978                                           8.17
  5/9/1978                                           8.16
 5/10/1978                                           8.16
 5/11/1978                                           8.17
 5/12/1978                                           8.20
 5/15/1978                                           8.17
 5/16/1978                                           8.15
 5/17/1978                                           8.14
 5/18/1978                                           8.19
 5/19/1978                                           8.22
 5/22/1978                                           8.22
 5/23/1978                                           8.22
 5/24/1978                                           8.24
 5/25/1978                                           8.26
 5/26/1978                                           8.27
 5/29/1978                                             ND
 5/30/1978                                             ND
 5/31/1978                                           8.28
  6/1/1978                                           8.27
  6/2/1978                                           8.27
  6/5/1978                                           8.25
  6/6/1978                                           8.24
  6/7/1978                                           8.24
  6/8/1978                                           8.25
  6/9/1978                                           8.27
 6/12/1978                                           8.28
 6/13/1978                                           8.28
 6/14/1978                                           8.28
 6/15/1978                                           8.28
 6/16/1978                                           8.32
 6/19/1978                                           8.34
 6/20/1978                                           8.42
 6/21/1978                                           8.46
 6/22/1978                                           8.45
 6/23/1978                                           8.47
 6/26/1978                                           8.50
 6/27/1978                                           8.50
 6/28/1978                                           8.48
 6/29/1978                                           8.46
 6/30/1978                                           8.50
  7/3/1978                                           8.48
  7/4/1978                                             ND
  7/5/1978                                           8.50
  7/6/1978                                           8.50
  7/7/1978                                           8.52
 7/10/1978                                           8.56
 7/11/1978                                           8.56
 7/12/1978                                           8.56
 7/13/1978                                           8.57
 7/14/1978                                           8.57
 7/17/1978                                           8.55
 7/18/1978                                           8.54
 7/19/1978                                           8.54
 7/20/1978                                           8.57
 7/21/1978                                           8.58
 7/24/1978                                           8.59
 7/25/1978                                           8.59
 7/26/1978                                           8.56
 7/27/1978                                           8.48
 7/28/1978                                           8.45
 7/31/1978                                           8.46
  8/1/1978                                           8.44
  8/2/1978                                           8.35
  8/3/1978                                           8.30
  8/4/1978                                           8.26
  8/7/1978                                           8.24
  8/8/1978                                           8.24
  8/9/1978                                           8.20
 8/10/1978                                           8.30
 8/11/1978                                           8.28
 8/14/1978                                           8.29
 8/15/1978                                           8.30
 8/16/1978                                           8.44
 8/17/1978                                           8.40
 8/18/1978                                           8.40
 8/21/1978                                           8.39
 8/22/1978                                           8.38
 8/23/1978                                           8.31
 8/24/1978                                           8.33
 8/25/1978                                           8.32
 8/28/1978                                           8.30
 8/29/1978                                           8.37
 8/30/1978                                           8.42
 8/31/1978                                           8.42
  9/1/1978                                           8.42
  9/4/1978                                             ND
  9/5/1978                                           8.38
  9/6/1978                                           8.38
  9/7/1978                                           8.36
  9/8/1978                                           8.37
 9/11/1978                                           8.33
 9/12/1978                                           8.35
 9/13/1978                                           8.34
 9/14/1978                                           8.36
 9/15/1978                                           8.39
 9/18/1978                                           8.41
 9/19/1978                                           8.44
 9/20/1978                                           8.46
 9/21/1978                                           8.48
 9/22/1978                                           8.50
 9/25/1978                                           8.54
 9/26/1978                                           8.51
 9/27/1978                                           8.52
 9/28/1978                                           8.51
 9/29/1978                                           8.50
 10/2/1978                                           8.53
 10/3/1978                                           8.52
 10/4/1978                                           8.53
 10/5/1978                                           8.53
 10/6/1978                                           8.51
 10/9/1978                                             ND
10/10/1978                                           8.50
10/11/1978                                           8.51
10/12/1978                                           8.47
10/13/1978                                           8.47
10/16/1978                                           8.57
10/17/1978                                           8.57
10/18/1978                                           8.58
10/19/1978                                           8.60
10/20/1978                                           8.62
10/23/1978                                           8.62
10/24/1978                                           8.60
10/25/1978                                           8.62
10/26/1978                                           8.69
10/27/1978                                           8.78
10/30/1978                                           8.93
10/31/1978                                           9.16
 11/1/1978                                           8.77
 11/2/1978                                           8.78
 11/3/1978                                           8.80
 11/6/1978                                           8.85
 11/7/1978                                             ND
 11/8/1978                                           8.87
 11/9/1978                                           8.88
11/10/1978                                           8.85
11/13/1978                                           8.86
11/14/1978                                           8.84
11/15/1978                                           8.76
11/16/1978                                           8.71
11/17/1978                                           8.72
11/20/1978                                           8.74
11/21/1978                                           8.77
11/22/1978                                           8.77
11/23/1978                                             ND
11/24/1978                                           8.94
11/27/1978                                           8.96
11/28/1978                                           8.96
11/29/1978                                           8.93
11/30/1978                                           8.94
 12/1/1978                                           8.81
 12/4/1978                                           8.85
 12/5/1978                                           8.87
 12/6/1978                                           8.88
 12/7/1978                                           8.92
 12/8/1978                                           8.93
12/11/1978                                           8.93
12/12/1978                                           8.92
12/13/1978                                           8.98
12/14/1978                                           8.98
12/15/1978                                           9.05
12/18/1978                                           9.17
12/19/1978                                           9.17
12/20/1978                                           9.26
12/21/1978                                           9.35
12/22/1978                                           9.32
12/25/1978                                             ND
12/26/1978                                           9.32
12/27/1978                                           9.31
12/28/1978                                           9.34
12/29/1978                                           9.32
  1/1/1979                                             ND
  1/2/1979                                           9.33
  1/3/1979                                           9.33
  1/4/1979                                           9.27
  1/5/1979                                           9.28
  1/8/1979                                           9.31
  1/9/1979                                           9.30
 1/10/1979                                           9.30
 1/11/1979                                           9.30
 1/12/1979                                           9.28
 1/15/1979                                           9.27
 1/16/1979                                           9.26
 1/17/1979                                           9.28
 1/18/1979                                           9.27
 1/19/1979                                           9.24
 1/22/1979                                           9.20
 1/23/1979                                           9.16
 1/24/1979                                           9.16
 1/25/1979                                           9.01
 1/26/1979                                           8.98
 1/29/1979                                           9.00
 1/30/1979                                           8.98
 1/31/1979                                           8.95
  2/1/1979                                           8.95
  2/2/1979                                           8.84
  2/5/1979                                           8.92
  2/6/1979                                           9.00
  2/7/1979                                           9.11
  2/8/1979                                           9.11
  2/9/1979                                           9.12
 2/12/1979                                             ND
 2/13/1979                                           9.12
 2/14/1979                                           9.13
 2/15/1979                                           9.13
 2/16/1979                                           9.14
 2/19/1979                                             ND
 2/20/1979                                           9.17
 2/21/1979                                           9.20
 2/22/1979                                           9.29
 2/23/1979                                           9.31
 2/26/1979                                           9.28
 2/27/1979                                           9.30
 2/28/1979                                           9.29
  3/1/1979                                           9.28
  3/2/1979                                           9.26
  3/5/1979                                           9.22
  3/6/1979                                           9.20
  3/7/1979                                           9.18
  3/8/1979                                           9.18
  3/9/1979                                           9.20
 3/12/1979                                           9.18
 3/13/1979                                           9.20
 3/14/1979                                           9.21
 3/15/1979                                           9.21
 3/16/1979                                           9.22
 3/19/1979                                           9.21
 3/20/1979                                           9.21
 3/21/1979                                           9.21
 3/22/1979                                           9.20
 3/23/1979                                           9.20
 3/26/1979                                           9.20
 3/27/1979                                           9.18
 3/28/1979                                           9.16
 3/29/1979                                           9.15
 3/30/1979                                           9.19
  4/2/1979                                           9.20
  4/3/1979                                           9.19
  4/4/1979                                           9.18
  4/5/1979                                           9.15
  4/6/1979                                           9.19
  4/9/1979                                           9.23
 4/10/1979                                           9.27
 4/11/1979                                           9.30
 4/12/1979                                           9.30
 4/13/1979                                             ND
 4/16/1979                                           9.29
 4/17/1979                                           9.24
 4/18/1979                                           9.22
 4/19/1979                                           9.20
 4/20/1979                                           9.26
 4/23/1979                                           9.26
 4/24/1979                                           9.29
 4/25/1979                                           9.26
 4/26/1979                                           9.28
 4/27/1979                                           9.33
 4/30/1979                                           9.35
  5/1/1979                                           9.35
  5/2/1979                                           9.34
  5/3/1979                                           9.36
  5/4/1979                                           9.38
  5/7/1979                                           9.36
  5/8/1979                                           9.36
  5/9/1979                                           9.35
 5/10/1979                                           9.37
 5/11/1979                                           9.33
 5/14/1979                                           9.30
 5/15/1979                                           9.32
 5/16/1979                                           9.30
 5/17/1979                                           9.22
 5/18/1979                                           9.20
 5/21/1979                                           9.22
 5/22/1979                                           9.14
 5/23/1979                                           9.05
 5/24/1979                                           9.02
 5/25/1979                                           8.98
 5/28/1979                                             ND
 5/29/1979                                           8.99
 5/30/1979                                             ND
 5/31/1979                                           9.04
  6/1/1979                                           9.01
  6/4/1979                                           9.01
  6/5/1979                                           8.97
  6/6/1979                                           8.91
  6/7/1979                                           8.82
  6/8/1979                                           8.84
 6/11/1979                                           8.87
 6/12/1979                                           8.71
 6/13/1979                                           8.75
 6/14/1979                                           8.79
 6/15/1979                                           8.90
 6/18/1979                                           8.86
 6/19/1979                                           8.88
 6/20/1979                                           8.87
 6/21/1979                                           8.88
 6/22/1979                                           8.94
 6/25/1979                                           8.89
 6/26/1979                                           8.76
 6/27/1979                                           8.72
 6/28/1979                                           8.71
 6/29/1979                                           8.74
  7/2/1979                                           8.70
  7/3/1979                                           8.71
  7/4/1979                                             ND
  7/5/1979                                           8.73
  7/6/1979                                           8.78
  7/9/1979                                           8.82
 7/10/1979                                           8.85
 7/11/1979                                           8.88
 7/12/1979                                           8.88
 7/13/1979                                           8.88
 7/16/1979                                           8.92
 7/17/1979                                           8.93
 7/18/1979                                           8.93
 7/19/1979                                           8.96
 7/20/1979                                           8.96
 7/23/1979                                           8.98
 7/24/1979                                           9.01
 7/25/1979                                           8.98
 7/26/1979                                           8.94
 7/27/1979                                           9.01
 7/30/1979                                           9.01
 7/31/1979                                           8.99
  8/1/1979                                           8.96
  8/2/1979                                           8.90
  8/3/1979                                           8.92
  8/6/1979                                           8.90
  8/7/1979                                           8.90
  8/8/1979                                           8.92
  8/9/1979                                           8.96
 8/10/1979                                           8.99
 8/13/1979                                           9.00
 8/14/1979                                           8.98
 8/15/1979                                           9.02
 8/16/1979                                           9.02
 8/17/1979                                           9.03
 8/20/1979                                           9.05
 8/21/1979                                           9.09
 8/22/1979                                           9.11
 8/23/1979                                           9.11
 8/24/1979                                           9.19
 8/27/1979                                           9.18
 8/28/1979                                           9.23
 8/29/1979                                           9.25
 8/30/1979                                           9.32
 8/31/1979                                           9.36
  9/3/1979                                             ND
  9/4/1979                                           9.42
  9/5/1979                                           9.42
  9/6/1979                                           9.42
  9/7/1979                                           9.41
 9/10/1979                                           9.42
 9/11/1979                                           9.27
 9/12/1979                                           9.36
 9/13/1979                                           9.41
 9/14/1979                                           9.36
 9/17/1979                                           9.44
 9/18/1979                                           9.45
 9/19/1979                                           9.38
 9/20/1979                                           9.38
 9/21/1979                                           9.38
 9/24/1979                                           9.41
 9/25/1979                                           9.40
 9/26/1979                                           9.45
 9/27/1979                                           9.50
 9/28/1979                                           9.48
 10/1/1979                                           9.55
 10/2/1979                                           9.54
 10/3/1979                                           9.55
 10/4/1979                                           9.67
 10/5/1979                                           9.74
 10/8/1979                                             ND
 10/9/1979                                          10.29
10/10/1979                                          10.48
10/11/1979                                          10.45
10/12/1979                                          10.45
10/15/1979                                          10.60
10/16/1979                                          10.56
10/17/1979                                          10.51
10/18/1979                                          10.74
10/19/1979                                          11.09
10/22/1979                                          11.40
10/23/1979                                          11.48
10/24/1979                                          11.36
10/25/1979                                          11.50
10/26/1979                                          11.11
10/29/1979                                          11.27
10/30/1979                                          11.27
10/31/1979                                          11.20
 11/1/1979                                          11.26
 11/2/1979                                          11.24
 11/5/1979                                          11.25
 11/6/1979                                             ND
 11/7/1979                                          11.35
 11/8/1979                                          11.28
 11/9/1979                                          10.96
11/12/1979                                             ND
11/13/1979                                          10.86
11/14/1979                                          10.98
11/15/1979                                          10.86
11/16/1979                                          11.08
11/19/1979                                          11.19
11/20/1979                                          11.22
11/21/1979                                          11.17
11/22/1979                                             ND
11/23/1979                                          10.76
11/26/1979                                          10.52
11/27/1979                                          10.28
11/28/1979                                          10.46
11/29/1979                                          10.42
11/30/1979                                          10.44
 12/3/1979                                          10.48
 12/4/1979                                          10.40
 12/5/1979                                          10.31
 12/6/1979                                          10.20
 12/7/1979                                          10.29
12/10/1979                                          10.29
12/11/1979                                          10.47
12/12/1979                                          10.60
12/13/1979                                          10.51
12/14/1979                                          10.40
12/17/1979                                          10.39
12/18/1979                                          10.33
12/19/1979                                          10.33
12/20/1979                                          10.40
12/21/1979                                          10.48
12/24/1979                                          10.49
12/25/1979                                             ND
12/26/1979                                          10.52
12/27/1979                                          10.54
12/28/1979                                          10.50
12/31/1979                                          10.38
  1/1/1980                                             ND
  1/2/1980                                          10.52
  1/3/1980                                          10.54
  1/4/1980                                          10.62
  1/7/1980                                          10.56
  1/8/1980                                          10.52
  1/9/1980                                          10.53
 1/10/1980                                          10.47
 1/11/1980                                          10.61
 1/14/1980                                          10.61
 1/15/1980                                          10.61
 1/16/1980                                          10.60
 1/17/1980                                          10.62
 1/18/1980                                          10.74
 1/21/1980                                          10.86
 1/22/1980                                          10.80
 1/23/1980                                          10.76
 1/24/1980                                          10.90
 1/25/1980                                          11.04
 1/28/1980                                          11.08
 1/29/1980                                          11.14
 1/30/1980                                          11.12
 1/31/1980                                          11.11
  2/1/1980                                          11.30
  2/4/1980                                          11.38
  2/5/1980                                          11.80
  2/6/1980                                          11.86
  2/7/1980                                          11.61
  2/8/1980                                          11.76
 2/11/1980                                          11.91
 2/12/1980                                             ND
 2/13/1980                                          11.86
 2/14/1980                                          11.93
 2/15/1980                                          12.26
 2/18/1980                                             ND
 2/19/1980                                          12.88
 2/20/1980                                          13.10
 2/21/1980                                          13.50
 2/22/1980                                          13.38
 2/25/1980                                          13.70
 2/26/1980                                          14.12
 2/27/1980                                          14.08
 2/28/1980                                          13.42
 2/29/1980                                          13.48
  3/3/1980                                          13.53
  3/4/1980                                          13.61
  3/5/1980                                          13.68
  3/6/1980                                          13.80
  3/7/1980                                          13.64
 3/10/1980                                          13.37
 3/11/1980                                          13.03
 3/12/1980                                          13.27
 3/13/1980                                          13.20
 3/14/1980                                          13.21
 3/17/1980                                          13.22
 3/18/1980                                          13.01
 3/19/1980                                          13.00
 3/20/1980                                          13.32
 3/21/1980                                          13.51
 3/24/1980                                          14.03
 3/25/1980                                          14.00
 3/26/1980                                          13.87
 3/27/1980                                          13.75
 3/28/1980                                          13.50
 3/31/1980                                          13.31
  4/1/1980                                          13.39
  4/2/1980                                          13.27
  4/3/1980                                          13.19
  4/4/1980                                             ND
  4/7/1980                                          12.70
  4/8/1980                                          12.64
  4/9/1980                                          12.59
 4/10/1980                                          12.61
 4/11/1980                                          12.30
 4/14/1980                                          12.15
 4/15/1980                                          12.02
 4/16/1980                                          11.43
 4/17/1980                                          11.52
 4/18/1980                                          11.24
 4/21/1980                                          11.10
 4/22/1980                                          10.97
 4/23/1980                                          11.03
 4/24/1980                                          11.15
 4/25/1980                                          11.14
 4/28/1980                                          10.73
 4/29/1980                                          10.73
 4/30/1980                                          10.82
  5/1/1980                                          10.72
  5/2/1980                                          10.17
  5/5/1980                                          10.08
  5/6/1980                                           9.71
  5/7/1980                                           9.85
  5/8/1980                                           9.97
  5/9/1980                                          10.08
 5/12/1980                                           9.99
 5/13/1980                                           9.79
 5/14/1980                                           9.84
 5/15/1980                                           9.97
 5/16/1980                                          10.09
 5/19/1980                                          10.20
 5/20/1980                                           9.89
 5/21/1980                                           9.85
 5/22/1980                                           9.89
 5/23/1980                                           9.61
 5/26/1980                                             ND
 5/27/1980                                           9.63
 5/28/1980                                           9.78
 5/29/1980                                           9.88
 5/30/1980                                           9.87
  6/2/1980                                           9.97
  6/3/1980                                           9.66
  6/4/1980                                           9.55
  6/5/1980                                           9.46
  6/6/1980                                           9.25
  6/9/1980                                           9.17
 6/10/1980                                           9.27
 6/11/1980                                           9.17
 6/12/1980                                           8.93
 6/13/1980                                           8.86
 6/16/1980                                           8.87
 6/17/1980                                           8.86
 6/18/1980                                           8.96
 6/19/1980                                           8.96
 6/20/1980                                           8.86
 6/23/1980                                           9.02
 6/24/1980                                           9.13
 6/25/1980                                           9.23
 6/26/1980                                           9.33
 6/27/1980                                           9.45
 6/30/1980                                           9.48
  7/1/1980                                           9.55
  7/2/1980                                           9.49
  7/3/1980                                           9.36
  7/4/1980                                             ND
  7/7/1980                                           9.49
  7/8/1980                                           9.37
  7/9/1980                                           9.41
 7/10/1980                                           9.47
 7/11/1980                                           9.56
 7/14/1980                                           9.56
 7/15/1980                                           9.45
 7/16/1980                                           9.34
 7/17/1980                                           9.43
 7/18/1980                                           9.42
 7/21/1980                                           9.38
 7/22/1980                                           9.41
 7/23/1980                                           9.40
 7/24/1980                                           9.51
 7/25/1980                                           9.59
 7/28/1980                                           9.77
 7/29/1980                                           9.77
 7/30/1980                                           9.81
 7/31/1980                                          10.09
  8/1/1980                                          10.16
  8/4/1980                                          10.04
  8/5/1980                                          10.06
  8/6/1980                                          10.19
  8/7/1980                                          10.10
  8/8/1980                                          10.22
 8/11/1980                                          10.47
 8/12/1980                                          10.48
 8/13/1980                                          10.46
 8/14/1980                                          10.48
 8/15/1980                                          10.48
 8/18/1980                                          10.99
 8/19/1980                                          11.11
 8/20/1980                                          11.29
 8/21/1980                                          11.39
 8/22/1980                                          11.26
 8/25/1980                                          11.55
 8/26/1980                                          11.55
 8/27/1980                                          11.76
 8/28/1980                                          11.92
 8/29/1980                                          11.66
  9/1/1980                                             ND
  9/2/1980                                          11.45
  9/3/1980                                          11.13
  9/4/1980                                          11.15
  9/5/1980                                          11.19
  9/8/1980                                          11.30
  9/9/1980                                          11.27
 9/10/1980                                          11.19
 9/11/1980                                          11.37
 9/12/1980                                          11.41
 9/15/1980                                          11.75
 9/16/1980                                          11.63
 9/17/1980                                          11.73
 9/18/1980                                          11.75
 9/19/1980                                          11.53
 9/22/1980                                          11.92
 9/23/1980                                          11.97
 9/24/1980                                          11.96
 9/25/1980                                          12.04
 9/26/1980                                          12.17
 9/29/1980                                          12.19
 9/30/1980                                          11.88
 10/1/1980                                          11.77
 10/2/1980                                          11.83
 10/3/1980                                          11.35
 10/6/1980                                          11.35
 10/7/1980                                          11.40
 10/8/1980                                          11.55
 10/9/1980                                          11.45
10/10/1980                                          11.55
10/13/1980                                             ND
10/14/1980                                          11.50
10/15/1980                                          11.44
10/16/1980                                          11.55
10/17/1980                                          11.69
10/20/1980                                          11.72
10/21/1980                                          11.81
10/22/1980                                          12.07
10/23/1980                                          11.95
10/24/1980                                          11.89
10/27/1980                                          12.32
10/28/1980                                          12.56
10/29/1980                                          12.75
10/30/1980                                          12.71
10/31/1980                                          12.74
 11/3/1980                                          12.74
 11/4/1980                                             ND
 11/5/1980                                          12.95
 11/6/1980                                          13.19
 11/7/1980                                          12.87
11/10/1980                                          12.88
11/11/1980                                             ND
11/12/1980                                          12.39
11/13/1980                                          12.38
11/14/1980                                          12.70
11/17/1980                                          12.95
11/18/1980                                          12.67
11/19/1980                                          12.60
11/20/1980                                          12.68
11/21/1980                                          12.97
11/24/1980                                          13.00
11/25/1980                                          13.07
11/26/1980                                          13.01
11/27/1980                                             ND
11/28/1980                                          13.14
 12/1/1980                                          13.35
 12/2/1980                                          13.37
 12/3/1980                                          13.42
 12/4/1980                                          13.43
 12/5/1980                                          13.45
 12/8/1980                                          13.51
 12/9/1980                                          13.61
12/10/1980                                          13.63
12/11/1980                                          14.04
12/12/1980                                          13.63
12/15/1980                                          13.75
12/16/1980                                          14.04
12/17/1980                                          13.87
12/18/1980                                          13.79
12/19/1980                                          13.02
12/22/1980                                          12.34
12/23/1980                                          12.50
12/24/1980                                          12.61
12/25/1980                                             ND
12/26/1980                                          12.53
12/29/1980                                          12.41
12/30/1980                                          12.55
12/31/1980                                          12.59
  1/1/1981                                             ND
  1/2/1981                                          12.61
  1/5/1981                                          12.29
  1/6/1981                                          12.21
  1/7/1981                                          12.61
  1/8/1981                                          12.68
  1/9/1981                                          12.88
 1/12/1981                                          12.71
 1/13/1981                                          12.68
 1/14/1981                                          12.61
 1/15/1981                                          12.77
 1/16/1981                                          12.66
 1/19/1981                                          12.92
 1/20/1981                                          12.77
 1/21/1981                                          13.08
 1/22/1981                                          13.16
 1/23/1981                                          13.10
 1/26/1981                                          12.89
 1/27/1981                                          12.92
 1/28/1981                                          12.94
 1/29/1981                                          12.89
 1/30/1981                                          12.80
  2/2/1981                                          13.02
  2/3/1981                                          13.20
  2/4/1981                                          13.09
  2/5/1981                                          13.10
  2/6/1981                                          13.23
  2/9/1981                                          13.35
 2/10/1981                                          13.50
 2/11/1981                                          13.66
 2/12/1981                                             ND
 2/13/1981                                          13.84
 2/16/1981                                             ND
 2/17/1981                                          13.46
 2/18/1981                                          13.45
 2/19/1981                                          13.25
 2/20/1981                                          13.10
 2/23/1981                                          13.49
 2/24/1981                                          13.51
 2/25/1981                                          13.61
 2/26/1981                                          13.80
 2/27/1981                                          13.76
  3/2/1981                                          13.92
  3/3/1981                                          13.78
  3/4/1981                                          13.82
  3/5/1981                                          13.78
  3/6/1981                                          13.49
  3/9/1981                                          13.39
 3/10/1981                                          13.37
 3/11/1981                                          13.40
 3/12/1981                                          13.33
 3/13/1981                                          13.18
 3/16/1981                                          13.15
 3/17/1981                                          12.97
 3/18/1981                                          12.80
 3/19/1981                                          12.95
 3/20/1981                                          13.01
 3/23/1981                                          13.38
 3/24/1981                                          13.57
 3/25/1981                                          13.51
 3/26/1981                                          13.63
 3/27/1981                                          13.68
 3/30/1981                                          13.48
 3/31/1981                                          13.39
  4/1/1981                                          13.36
  4/2/1981                                          13.46
  4/3/1981                                          13.62
  4/6/1981                                          14.01
  4/7/1981                                          13.74
  4/8/1981                                          13.85
  4/9/1981                                          13.77
 4/10/1981                                          13.84
 4/13/1981                                          14.01
 4/14/1981                                          13.89
 4/15/1981                                          14.05
 4/16/1981                                          14.08
 4/17/1981                                             ND
 4/20/1981                                          14.10
 4/21/1981                                          14.07
 4/22/1981                                          14.13
 4/23/1981                                          14.18
 4/24/1981                                          14.24
 4/27/1981                                          14.31
 4/28/1981                                          14.28
 4/29/1981                                          14.37
 4/30/1981                                          14.45
  5/1/1981                                          14.37
  5/4/1981                                          14.83
  5/5/1981                                          15.35
  5/6/1981                                          15.02
  5/7/1981                                          14.83
  5/8/1981                                          14.66
 5/11/1981                                          14.87
 5/12/1981                                          15.06
 5/13/1981                                          15.05
 5/14/1981                                          14.84
 5/15/1981                                          14.59
 5/18/1981                                          14.22
 5/19/1981                                          14.59
 5/20/1981                                          14.71
 5/21/1981                                          14.77
 5/22/1981                                          14.39
 5/25/1981                                             ND
 5/26/1981                                          14.13
 5/27/1981                                          14.24
 5/28/1981                                          13.99
 5/29/1981                                          13.99
  6/1/1981                                          13.99
  6/2/1981                                          14.07
  6/3/1981                                          14.05
  6/4/1981                                          14.10
  6/5/1981                                          14.10
  6/8/1981                                          13.78
  6/9/1981                                          13.87
 6/10/1981                                          13.78
 6/11/1981                                          13.84
 6/12/1981                                          13.87
 6/15/1981                                          13.57
 6/16/1981                                          13.58
 6/17/1981                                          13.71
 6/18/1981                                          14.10
 6/19/1981                                          14.07
 6/22/1981                                          13.96
 6/23/1981                                          14.00
 6/24/1981                                          14.10
 6/25/1981                                          14.08
 6/26/1981                                          14.09
 6/29/1981                                          14.01
 6/30/1981                                          14.25
  7/1/1981                                          14.47
  7/2/1981                                          14.38
  7/3/1981                                             ND
  7/6/1981                                          14.27
  7/7/1981                                          14.49
  7/8/1981                                          14.57
  7/9/1981                                          14.60
 7/10/1981                                          14.45
 7/13/1981                                          14.41
 7/14/1981                                          14.55
 7/15/1981                                          14.55
 7/16/1981                                          14.59
 7/17/1981                                          14.53
 7/20/1981                                          15.25
 7/21/1981                                          15.23
 7/22/1981                                          15.24
 7/23/1981                                          15.17
 7/24/1981                                          14.96
 7/27/1981                                          14.87
 7/28/1981                                          15.04
 7/29/1981                                          15.21
 7/30/1981                                          15.31
 7/31/1981                                          15.24
  8/3/1981                                          15.62
  8/4/1981                                          15.60
  8/5/1981                                          15.40
  8/6/1981                                          15.31
  8/7/1981                                          15.34
 8/10/1981                                          15.08
 8/11/1981                                          14.87
 8/12/1981                                          15.12
 8/13/1981                                          15.26
 8/14/1981                                          15.34
 8/17/1981                                          15.39
 8/18/1981                                          15.45
 8/19/1981                                          15.48
 8/20/1981                                          15.63
 8/21/1981                                          15.62
 8/24/1981                                          16.00
 8/25/1981                                          16.07
 8/26/1981                                          15.99
 8/27/1981                                          16.15
 8/28/1981                                          16.01
 8/31/1981                                          16.11
  9/1/1981                                          16.12
  9/2/1981                                          16.09
  9/3/1981                                          16.14
  9/4/1981                                          16.17
  9/7/1981                                             ND
  9/8/1981                                          16.23
  9/9/1981                                          16.22
 9/10/1981                                          16.01
 9/11/1981                                          15.81
 9/14/1981                                          15.93
 9/15/1981                                          15.71
 9/16/1981                                          15.75
 9/17/1981                                          15.55
 9/18/1981                                          15.55
 9/21/1981                                          15.31
 9/22/1981                                          15.61
 9/23/1981                                          15.79
 9/24/1981                                          15.83
 9/25/1981                                          16.13
 9/28/1981                                          16.13
 9/29/1981                                          16.18
 9/30/1981                                          16.27
 10/1/1981                                          16.13
 10/2/1981                                          15.83
 10/5/1981                                          15.55
 10/6/1981                                          15.53
 10/7/1981                                          15.43
 10/8/1981                                          15.41
 10/9/1981                                          15.03
10/12/1981                                             ND
10/13/1981                                          15.12
10/14/1981                                          15.13
10/15/1981                                          15.12
10/16/1981                                          15.20
10/19/1981                                          15.29
10/20/1981                                          15.37
10/21/1981                                          15.55
10/22/1981                                          15.57
10/23/1981                                          15.46
10/26/1981                                          15.68
10/27/1981                                          15.62
10/28/1981                                          15.54
10/29/1981                                          15.20
10/30/1981                                          14.78
 11/2/1981                                          14.61
 11/3/1981                                             ND
 11/4/1981                                          14.32
 11/5/1981                                          14.43
 11/6/1981                                          14.07
 11/9/1981                                          13.54
11/10/1981                                          13.63
11/11/1981                                             ND
11/12/1981                                          13.23
11/13/1981                                          13.31
11/16/1981                                          13.21
11/17/1981                                          13.21
11/18/1981                                          13.11
11/19/1981                                          13.04
11/20/1981                                          13.01
11/23/1981                                          13.31
11/24/1981                                          12.75
11/25/1981                                          12.61
11/26/1981                                             ND
11/27/1981                                          12.58
11/30/1981                                          12.79
 12/1/1981                                          13.11
 12/2/1981                                          13.25
 12/3/1981                                          13.21
 12/4/1981                                          12.80
 12/7/1981                                          13.22
 12/8/1981                                          13.23
 12/9/1981                                          13.40
12/10/1981                                          13.77
12/11/1981                                          13.73
12/14/1981                                          13.55
12/15/1981                                          13.35
12/16/1981                                          13.36
12/17/1981                                          13.55
12/18/1981                                          13.40
12/21/1981                                          13.87
12/22/1981                                          14.03
12/23/1981                                          14.20
12/24/1981                                          14.03
12/25/1981                                             ND
12/28/1981                                          14.01
12/29/1981                                          14.11
12/30/1981                                          14.06
12/31/1981                                          13.97
  1/1/1982                                             ND
  1/4/1982                                          14.15
  1/5/1982                                          14.41
  1/6/1982                                          14.60
  1/7/1982                                          14.66
  1/8/1982                                          14.47
 1/11/1982                                          14.83
 1/12/1982                                          14.70
 1/13/1982                                          14.86
 1/14/1982                                          14.69
 1/15/1982                                          14.86
 1/18/1982                                          14.77
 1/19/1982                                          14.79
 1/20/1982                                          14.90
 1/21/1982                                          14.75
 1/22/1982                                          14.85
 1/25/1982                                          14.80
 1/26/1982                                          14.63
 1/27/1982                                          14.62
 1/28/1982                                          14.33
 1/29/1982                                          14.24
  2/1/1982                                          14.79
  2/2/1982                                          14.61
  2/3/1982                                          14.73
  2/4/1982                                          14.82
  2/5/1982                                          14.72
  2/8/1982                                          14.94
  2/9/1982                                          15.02
 2/10/1982                                          14.89
 2/11/1982                                          14.80
 2/12/1982                                             ND
 2/15/1982                                             ND
 2/16/1982                                          14.68
 2/17/1982                                          14.73
 2/18/1982                                          14.45
 2/19/1982                                          14.44
 2/22/1982                                          13.97
 2/23/1982                                          14.03
 2/24/1982                                          13.98
 2/25/1982                                          14.01
 2/26/1982                                          14.12
  3/1/1982                                          13.97
  3/2/1982                                          13.87
  3/3/1982                                          13.77
  3/4/1982                                          13.61
  3/5/1982                                          13.57
  3/8/1982                                          13.57
  3/9/1982                                          13.72
 3/10/1982                                          13.75
 3/11/1982                                          14.03
 3/12/1982                                          14.04
 3/15/1982                                          14.11
 3/16/1982                                          14.04
 3/17/1982                                          14.00
 3/18/1982                                          14.01
 3/19/1982                                          14.06
 3/22/1982                                          13.91
 3/23/1982                                          13.89
 3/24/1982                                          14.10
 3/25/1982                                          14.09
 3/26/1982                                          14.18
 3/29/1982                                          14.39
 3/30/1982                                          14.41
 3/31/1982                                          14.39
  4/1/1982                                          14.26
  4/2/1982                                          14.26
  4/5/1982                                          14.28
  4/6/1982                                          14.30
  4/7/1982                                          14.30
  4/8/1982                                          14.11
  4/9/1982                                             ND
 4/12/1982                                          14.01
 4/13/1982                                          13.99
 4/14/1982                                          14.12
 4/15/1982                                          14.05
 4/16/1982                                          13.83
 4/19/1982                                          13.83
 4/20/1982                                          13.89
 4/21/1982                                          13.81
 4/22/1982                                          13.87
 4/23/1982                                          13.84
 4/26/1982                                          13.81
 4/27/1982                                          13.80
 4/28/1982                                          13.87
 4/29/1982                                          13.95
 4/30/1982                                          13.90
  5/3/1982                                          14.02
  5/4/1982                                          14.02
  5/5/1982                                          13.95
  5/6/1982                                          13.71
  5/7/1982                                          13.64
 5/10/1982                                          13.59
 5/11/1982                                          13.64
 5/12/1982                                          13.75
 5/13/1982                                          13.84
 5/14/1982                                          13.64
 5/17/1982                                          13.71
 5/18/1982                                          13.76
 5/19/1982                                          13.81
 5/20/1982                                          13.64
 5/21/1982                                          13.66
 5/24/1982                                          13.68
 5/25/1982                                          13.73
 5/26/1982                                          13.74
 5/27/1982                                          13.79
 5/28/1982                                          13.76
 5/31/1982                                             ND
  6/1/1982                                          13.98
  6/2/1982                                          13.96
  6/3/1982                                          13.94
  6/4/1982                                          14.03
  6/7/1982                                          14.00
  6/8/1982                                          14.04
  6/9/1982                                          14.06
 6/10/1982                                          14.08
 6/11/1982                                          14.00
 6/14/1982                                          14.31
 6/15/1982                                          14.31
 6/16/1982                                          14.39
 6/17/1982                                          14.61
 6/18/1982                                          14.80
 6/21/1982                                          14.85
 6/22/1982                                          14.84
 6/23/1982                                          14.95
 6/24/1982                                          14.94
 6/25/1982                                          14.93
 6/28/1982                                          14.91
 6/29/1982                                          14.80
 6/30/1982                                          14.65
  7/1/1982                                          14.62
  7/2/1982                                          14.69
  7/5/1982                                             ND
  7/6/1982                                          14.69
  7/7/1982                                          14.69
  7/8/1982                                          14.33
  7/9/1982                                          14.19
 7/12/1982                                          14.01
 7/13/1982                                          14.19
 7/14/1982                                          14.27
 7/15/1982                                          14.16
 7/16/1982                                          13.86
 7/19/1982                                          13.80
 7/20/1982                                          13.65
 7/21/1982                                          13.70
 7/22/1982                                          13.55
 7/23/1982                                          13.58
 7/26/1982                                          13.92
 7/27/1982                                          13.89
 7/28/1982                                          14.00
 7/29/1982                                          13.89
 7/30/1982                                          13.73
  8/2/1982                                          13.46
  8/3/1982                                          13.52
  8/4/1982                                          13.60
  8/5/1982                                          13.68
  8/6/1982                                          13.86
  8/9/1982                                          13.72
 8/10/1982                                          13.74
 8/11/1982                                          13.74
 8/12/1982                                          13.50
 8/13/1982                                          13.24
 8/16/1982                                          13.00
 8/17/1982                                          12.61
 8/18/1982                                          12.45
 8/19/1982                                          12.42
 8/20/1982                                          12.15
 8/23/1982                                          12.39
 8/24/1982                                          12.29
 8/25/1982                                          12.26
 8/26/1982                                          12.32
 8/27/1982                                          12.65
 8/30/1982                                          12.71
 8/31/1982                                          12.65
  9/1/1982                                          12.58
  9/2/1982                                          12.52
  9/3/1982                                          12.26
  9/6/1982                                             ND
  9/7/1982                                          12.36
  9/8/1982                                          12.40
  9/9/1982                                          12.41
 9/10/1982                                          12.56
 9/13/1982                                          12.52
 9/14/1982                                          12.38
 9/15/1982                                          12.56
 9/16/1982                                          12.52
 9/17/1982                                          12.39
 9/20/1982                                          12.43
 9/21/1982                                          12.13
 9/22/1982                                          12.04
 9/23/1982                                          11.92
 9/24/1982                                          12.05
 9/27/1982                                          11.95
 9/28/1982                                          11.78
 9/29/1982                                          11.76
 9/30/1982                                          11.69
 10/1/1982                                          11.50
 10/4/1982                                          11.73
 10/5/1982                                          11.70
 10/6/1982                                          11.52
 10/7/1982                                          10.81
 10/8/1982                                          10.71
10/11/1982                                             ND
10/12/1982                                          10.40
10/13/1982                                          10.28
10/14/1982                                          10.52
10/15/1982                                          10.64
10/18/1982                                          10.42
10/19/1982                                          10.38
10/20/1982                                          10.52
10/21/1982                                          10.54
10/22/1982                                          10.66
10/25/1982                                          10.97
10/26/1982                                          10.74
10/27/1982                                          10.76
10/28/1982                                          10.61
10/29/1982                                          10.58
 11/1/1982                                          10.41
 11/2/1982                                             ND
 11/3/1982                                          10.30
 11/4/1982                                          10.28
 11/5/1982                                          10.36
 11/8/1982                                          10.46
 11/9/1982                                          10.41
11/10/1982                                          10.38
11/11/1982                                             ND
11/12/1982                                          10.50
11/15/1982                                          10.60
11/16/1982                                          10.63
11/17/1982                                          10.55
11/18/1982                                          10.42
11/19/1982                                          10.36
11/22/1982                                          10.25
11/23/1982                                          10.19
11/24/1982                                          10.20
11/25/1982                                             ND
11/26/1982                                          10.19
11/29/1982                                          10.39
11/30/1982                                          10.37
 12/1/1982                                          10.34
 12/2/1982                                          10.29
 12/3/1982                                          10.16
 12/6/1982                                          10.17
 12/7/1982                                          10.21
 12/8/1982                                          10.25
 12/9/1982                                          10.30
12/10/1982                                          10.37
12/13/1982                                          10.34
12/14/1982                                          10.13
12/15/1982                                          10.15
12/16/1982                                          10.24
12/17/1982                                          10.28
12/20/1982                                          10.31
12/21/1982                                          10.21
12/22/1982                                          10.22
12/23/1982                                          10.15
12/24/1982                                             ND
12/27/1982                                          10.15
12/28/1982                                          10.15
12/29/1982                                          10.19
12/30/1982                                          10.19
12/31/1982                                          10.09
  1/3/1983                                          10.02
  1/4/1983                                          10.07
  1/5/1983                                          10.06
  1/6/1983                                          10.05
  1/7/1983                                           9.98
 1/10/1983                                           9.96
 1/11/1983                                           9.92
 1/12/1983                                           9.92
 1/13/1983                                           9.81
 1/14/1983                                           9.78
 1/17/1983                                           9.78
 1/18/1983                                           9.79
 1/19/1983                                           9.89
 1/20/1983                                           9.94
 1/21/1983                                          10.18
 1/24/1983                                          10.26
 1/25/1983                                          10.18
 1/26/1983                                          10.23
 1/27/1983                                          10.20
 1/28/1983                                          10.21
 1/31/1983                                          10.31
  2/1/1983                                          10.34
  2/2/1983                                          10.37
  2/3/1983                                          10.39
  2/4/1983                                          10.51
  2/7/1983                                          10.49
  2/8/1983                                          10.50
  2/9/1983                                          10.58
 2/10/1983                                          10.38
 2/11/1983                                          10.31
 2/14/1983                                          10.37
 2/15/1983                                          10.37
 2/16/1983                                          10.29
 2/17/1983                                          10.24
 2/18/1983                                          10.13
 2/21/1983                                             ND
 2/22/1983                                          10.01
 2/23/1983                                          10.00
 2/24/1983                                           9.96
 2/25/1983                                           9.82
 2/28/1983                                           9.83
  3/1/1983                                           9.74
  3/2/1983                                           9.76
  3/3/1983                                           9.72
  3/4/1983                                           9.75
  3/7/1983                                           9.92
  3/8/1983                                          10.01
  3/9/1983                                          10.02
 3/10/1983                                          10.08
 3/11/1983                                          10.12
 3/14/1983                                          10.02
 3/15/1983                                           9.99
 3/16/1983                                          10.09
 3/17/1983                                          10.14
 3/18/1983                                          10.15
 3/21/1983                                          10.20
 3/22/1983                                          10.29
 3/23/1983                                          10.23
 3/24/1983                                          10.24
 3/25/1983                                          10.32
 3/28/1983                                          10.33
 3/29/1983                                          10.28
 3/30/1983                                          10.25
 3/31/1983                                          10.27
  4/1/1983                                             ND
  4/4/1983                                          10.25
  4/5/1983                                          10.11
  4/6/1983                                          10.11
  4/7/1983                                          10.09
  4/8/1983                                          10.11
 4/11/1983                                           9.99
 4/12/1983                                          10.01
 4/13/1983                                          10.01
 4/14/1983                                           9.93
 4/15/1983                                           9.98
 4/18/1983                                           9.95
 4/19/1983                                          10.04
 4/20/1983                                          10.01
 4/21/1983                                          10.07
 4/22/1983                                          10.03
 4/25/1983                                          10.01
 4/26/1983                                          10.02
 4/27/1983                                           9.92
 4/28/1983                                           9.91
 4/29/1983                                           9.88
  5/2/1983                                           9.82
  5/3/1983                                           9.81
  5/4/1983                                           9.73
  5/5/1983                                           9.76
  5/6/1983                                           9.74
  5/9/1983                                           9.86
 5/10/1983                                           9.81
 5/11/1983                                           9.82
 5/12/1983                                           9.87
 5/13/1983                                           9.86
 5/16/1983                                          10.02
 5/17/1983                                          10.03
 5/18/1983                                          10.06
 5/19/1983                                          10.17
 5/20/1983                                          10.20
 5/23/1983                                          10.27
 5/24/1983                                          10.30
 5/25/1983                                          10.29
 5/26/1983                                          10.38
 5/27/1983                                          10.37
 5/30/1983                                             ND
 5/31/1983                                          10.55
  6/1/1983                                          10.48
  6/2/1983                                          10.46
  6/3/1983                                          10.53
  6/6/1983                                          10.54
  6/7/1983                                          10.61
  6/8/1983                                          10.64
  6/9/1983                                          10.63
 6/10/1983                                          10.64
 6/13/1983                                          10.50
 6/14/1983                                          10.53
 6/15/1983                                          10.48
 6/16/1983                                          10.46
 6/17/1983                                          10.47
 6/20/1983                                          10.62
 6/21/1983                                          10.64
 6/22/1983                                          10.71
 6/23/1983                                          10.76
 6/24/1983                                          10.83
 6/27/1983                                          10.92
 6/28/1983                                          10.85
 6/29/1983                                          10.76
 6/30/1983                                          10.76
  7/1/1983                                          10.72
  7/4/1983                                             ND
  7/5/1983                                          11.03
  7/6/1983                                          10.98
  7/7/1983                                          11.12
  7/8/1983                                          11.16
 7/11/1983                                          11.09
 7/12/1983                                          11.24
 7/13/1983                                          11.21
 7/14/1983                                          11.21
 7/15/1983                                          11.36
 7/18/1983                                          11.30
 7/19/1983                                          11.23
 7/20/1983                                          11.14
 7/21/1983                                          11.16
 7/22/1983                                          11.26
 7/25/1983                                          11.26
 7/26/1983                                          11.33
 7/27/1983                                          11.32
 7/28/1983                                          11.47
 7/29/1983                                          11.59
  8/1/1983                                          11.63
  8/2/1983                                          11.68
  8/3/1983                                          11.68
  8/4/1983                                          11.84
  8/5/1983                                          11.85
  8/8/1983                                          11.95
  8/9/1983                                          11.88
 8/10/1983                                          11.94
 8/11/1983                                          11.87
 8/12/1983                                          11.82
 8/15/1983                                          11.58
 8/16/1983                                          11.52
 8/17/1983                                          11.41
 8/18/1983                                          11.44
 8/19/1983                                          11.50
 8/22/1983                                          11.30
 8/23/1983                                          11.37
 8/24/1983                                          11.30
 8/25/1983                                          11.35
 8/26/1983                                          11.40
 8/29/1983                                          11.63
 8/30/1983                                          11.67
 8/31/1983                                          11.79
  9/1/1983                                          11.76
  9/2/1983                                          11.81
  9/5/1983                                             ND
  9/6/1983                                          11.63
  9/7/1983                                          11.52
  9/8/1983                                          11.57
  9/9/1983                                          11.53
 9/12/1983                                          11.35
 9/13/1983                                          11.38
 9/14/1983                                          11.51
 9/15/1983                                          11.61
 9/16/1983                                          11.43
 9/19/1983                                          11.42
 9/20/1983                                          11.33
 9/21/1983                                          11.40
 9/22/1983                                          11.40
 9/23/1983                                          11.29
 9/26/1983                                          11.18
 9/27/1983                                          11.21
 9/28/1983                                          11.24
 9/29/1983                                          11.26
 9/30/1983                                          11.20
 10/3/1983                                          11.22
 10/4/1983                                          11.22
 10/5/1983                                          11.11
 10/6/1983                                          11.10
 10/7/1983                                          11.12
10/10/1983                                             ND
10/11/1983                                          11.36
10/12/1983                                          11.35
10/13/1983                                          11.40
10/14/1983                                          11.31
10/17/1983                                          11.21
10/18/1983                                          11.20
10/19/1983                                          11.20
10/20/1983                                          11.22
10/21/1983                                          11.18
10/24/1983                                          11.39
10/25/1983                                          11.40
10/26/1983                                          11.40
10/27/1983                                          11.39
10/28/1983                                          11.39
10/31/1983                                          11.39
 11/1/1983                                          11.38
 11/2/1983                                          11.39
 11/3/1983                                          11.41
 11/4/1983                                          11.53
 11/7/1983                                          11.56
 11/8/1983                                             ND
 11/9/1983                                          11.54
11/10/1983                                          11.40
11/11/1983                                             ND
11/14/1983                                          11.38
11/15/1983                                          11.40
11/16/1983                                          11.40
11/17/1983                                          11.44
11/18/1983                                          11.46
11/21/1983                                          11.38
11/22/1983                                          11.34
11/23/1983                                          11.37
11/24/1983                                             ND
11/25/1983                                          11.31
11/28/1983                                          11.41
11/29/1983                                          11.31
11/30/1983                                          11.36
 12/1/1983                                          11.37
 12/2/1983                                          11.47
 12/5/1983                                          11.50
 12/6/1983                                          11.46
 12/7/1983                                          11.49
 12/8/1983                                          11.57
 12/9/1983                                          11.58
12/12/1983                                          11.54
12/13/1983                                          11.65
12/14/1983                                          11.68
12/15/1983                                          11.66
12/16/1983                                          11.59
12/19/1983                                          11.59
12/20/1983                                          11.56
12/21/1983                                          11.54
12/22/1983                                          11.51
12/23/1983                                          11.53
12/26/1983                                             ND
12/27/1983                                          11.50
12/28/1983                                          11.56
12/29/1983                                          11.52
12/30/1983                                          11.57
  1/2/1984                                             ND
  1/3/1984                                          11.59
  1/4/1984                                          11.50
  1/5/1984                                          11.47
  1/6/1984                                          11.43
  1/9/1984                                          11.47
 1/10/1984                                          11.44
 1/11/1984                                          11.46
 1/12/1984                                          11.48
 1/13/1984                                          11.26
 1/16/1984                                          11.25
 1/17/1984                                          11.28
 1/18/1984                                          11.30
 1/19/1984                                          11.29
 1/20/1984                                          11.32
 1/23/1984                                          11.31
 1/24/1984                                          11.31
 1/25/1984                                          11.31
 1/26/1984                                          11.31
 1/27/1984                                          11.31
 1/30/1984                                          11.31
 1/31/1984                                          11.34
  2/1/1984                                          11.31
  2/2/1984                                          11.28
  2/3/1984                                          11.31
  2/6/1984                                          11.40
  2/7/1984                                          11.40
  2/8/1984                                          11.41
  2/9/1984                                          11.43
 2/10/1984                                          11.52
 2/13/1984                                             ND
 2/14/1984                                          11.54
 2/15/1984                                          11.50
 2/16/1984                                          11.51
 2/17/1984                                          11.63
 2/20/1984                                             ND
 2/21/1984                                          11.62
 2/22/1984                                          11.61
 2/23/1984                                          11.76
 2/24/1984                                          11.69
 2/27/1984                                          11.77
 2/28/1984                                          11.80
 2/29/1984                                          11.74
  3/1/1984                                          11.77
  3/2/1984                                          11.68
  3/5/1984                                          11.76
  3/6/1984                                          11.77
  3/7/1984                                          11.87
  3/8/1984                                          11.90
  3/9/1984                                          11.95
 3/12/1984                                          11.94
 3/13/1984                                          11.97
 3/14/1984                                          12.00
 3/15/1984                                          11.99
 3/16/1984                                          12.01
 3/19/1984                                          12.11
 3/20/1984                                          12.13
 3/21/1984                                          12.17
 3/22/1984                                          12.22
 3/23/1984                                          12.23
 3/26/1984                                          12.20
 3/27/1984                                          12.21
 3/28/1984                                          12.15
 3/29/1984                                          12.16
 3/30/1984                                          12.28
  4/2/1984                                          12.29
  4/3/1984                                          12.40
  4/4/1984                                          12.44
  4/5/1984                                          12.42
  4/6/1984                                          12.24
  4/9/1984                                          12.22
 4/10/1984                                          12.26
 4/11/1984                                          12.24
 4/12/1984                                          12.16
 4/13/1984                                          12.30
 4/16/1984                                          12.35
 4/17/1984                                          12.30
 4/18/1984                                          12.40
 4/19/1984                                          12.47
 4/20/1984                                             ND
 4/23/1984                                          12.49
 4/24/1984                                          12.46
 4/25/1984                                          12.45
 4/26/1984                                          12.42
 4/27/1984                                          12.55
 4/30/1984                                          12.57
  5/1/1984                                          12.57
  5/2/1984                                          12.62
  5/3/1984                                          12.64
  5/4/1984                                          12.83
  5/7/1984                                          12.90
  5/8/1984                                          12.88
  5/9/1984                                          12.97
 5/10/1984                                          12.98
 5/11/1984                                          13.20
 5/14/1984                                          13.30
 5/15/1984                                          13.23
 5/16/1984                                          13.17
 5/17/1984                                          13.27
 5/18/1984                                          13.21
 5/21/1984                                          13.18
 5/22/1984                                          13.27
 5/23/1984                                          13.30
 5/24/1984                                          13.46
 5/25/1984                                          13.52
 5/28/1984                                             ND
 5/29/1984                                          13.70
 5/30/1984                                          13.84
 5/31/1984                                          13.76
  6/1/1984                                          13.46
  6/4/1984                                          13.29
  6/5/1984                                          13.24
  6/6/1984                                          13.38
  6/7/1984                                          13.43
  6/8/1984                                          13.35
 6/11/1984                                          13.57
 6/12/1984                                          13.45
 6/13/1984                                          13.37
 6/14/1984                                          13.31
 6/15/1984                                          13.12
 6/18/1984                                          13.19
 6/19/1984                                          13.30
 6/20/1984                                          13.57
 6/21/1984                                          13.67
 6/22/1984                                          13.72
 6/25/1984                                          13.70
 6/26/1984                                          13.77
 6/27/1984                                          13.70
 6/28/1984                                          13.70
 6/29/1984                                          13.72
  7/2/1984                                          13.73
  7/3/1984                                          13.67
  7/4/1984                                             ND
  7/5/1984                                          13.64
  7/6/1984                                          13.65
  7/9/1984                                          13.40
 7/10/1984                                          13.46
 7/11/1984                                          13.45
 7/12/1984                                          13.39
 7/13/1984                                          13.24
 7/16/1984                                          13.24
 7/17/1984                                          13.29
 7/18/1984                                          13.22
 7/19/1984                                          13.17
 7/20/1984                                          13.24
 7/23/1984                                          13.25
 7/24/1984                                          13.24
 7/25/1984                                          12.95
 7/26/1984                                          12.80
 7/27/1984                                          12.89
 7/30/1984                                          13.00
 7/31/1984                                          12.85
  8/1/1984                                          12.74
  8/2/1984                                          12.71
  8/3/1984                                          12.55
  8/6/1984                                          12.66
  8/7/1984                                          12.64
  8/8/1984                                          12.62
  8/9/1984                                          12.59
 8/10/1984                                          12.63
 8/13/1984                                          12.71
 8/14/1984                                          12.62
 8/15/1984                                          12.68
 8/16/1984                                          12.66
 8/17/1984                                          12.67
 8/20/1984                                          12.66
 8/21/1984                                          12.64
 8/22/1984                                          12.66
 8/23/1984                                          12.68
 8/24/1984                                          12.67
 8/27/1984                                          12.80
 8/28/1984                                          12.82
 8/29/1984                                          12.78
 8/30/1984                                          12.79
 8/31/1984                                          12.77
  9/3/1984                                             ND
  9/4/1984                                          12.85
  9/5/1984                                          12.92
  9/6/1984                                          12.82
  9/7/1984                                          12.75
 9/10/1984                                          12.65
 9/11/1984                                          12.59
 9/12/1984                                          12.62
 9/13/1984                                          12.47
 9/14/1984                                          12.42
 9/17/1984                                          12.42
 9/18/1984                                          12.33
 9/19/1984                                          12.26
 9/20/1984                                          12.27
 9/21/1984                                          12.44
 9/24/1984                                          12.51
 9/25/1984                                          12.53
 9/26/1984                                          12.47
 9/27/1984                                          12.31
 9/28/1984                                          12.48
 10/1/1984                                          12.51
 10/2/1984                                          12.52
 10/3/1984                                          12.49
 10/4/1984                                          12.45
 10/5/1984                                          12.35
 10/8/1984                                             ND
 10/9/1984                                          12.32
10/10/1984                                          12.32
10/11/1984                                          12.23
10/12/1984                                          12.17
10/15/1984                                          12.24
10/16/1984                                          12.25
10/17/1984                                          12.21
10/18/1984                                          11.98
10/19/1984                                          11.82
10/22/1984                                          11.82
10/23/1984                                          11.62
10/24/1984                                          11.55
10/25/1984                                          11.65
10/26/1984                                          11.83
10/29/1984                                          11.79
10/30/1984                                          11.63
10/31/1984                                          11.59
 11/1/1984                                          11.45
 11/2/1984                                          11.46
 11/5/1984                                          11.40
 11/6/1984                                             ND
 11/7/1984                                          11.45
 11/8/1984                                          11.55
 11/9/1984                                          11.47
11/12/1984                                             ND
11/13/1984                                          11.55
11/14/1984                                          11.59
11/15/1984                                          11.52
11/16/1984                                          11.46
11/19/1984                                          11.41
11/20/1984                                          11.29
11/21/1984                                          11.14
11/22/1984                                             ND
11/23/1984                                          10.99
11/26/1984                                          11.05
11/27/1984                                          11.05
11/28/1984                                          11.03
11/29/1984                                          11.07
11/30/1984                                          11.25
 12/3/1984                                          11.23
 12/4/1984                                          11.16
 12/5/1984                                          11.14
 12/6/1984                                          11.23
 12/7/1984                                          11.31
12/10/1984                                          11.26
12/11/1984                                          11.18
12/12/1984                                          11.14
12/13/1984                                          11.27
12/14/1984                                          11.08
12/17/1984                                          11.01
12/18/1984                                          10.83
12/19/1984                                          10.86
12/20/1984                                          10.89
12/21/1984                                          10.89
12/24/1984                                          10.85
12/25/1984                                             ND
12/26/1984                                          10.97
12/27/1984                                          10.98
12/28/1984                                          11.03
12/31/1984                                          11.08
  1/1/1985                                             ND
  1/2/1985                                          11.22
  1/3/1985                                          11.13
  1/4/1985                                          11.19
  1/7/1985                                          11.09
  1/8/1985                                          11.04
  1/9/1985                                          11.03
 1/10/1985                                          11.05
 1/11/1985                                          11.14
 1/14/1985                                          11.13
 1/15/1985                                          11.01
 1/16/1985                                          11.02
 1/17/1985                                          10.99
 1/18/1985                                          10.89
 1/21/1985                                             ND
 1/22/1985                                          10.79
 1/23/1985                                          10.74
 1/24/1985                                          10.61
 1/25/1985                                          10.66
 1/28/1985                                          10.70
 1/29/1985                                          10.70
 1/30/1985                                          10.68
 1/31/1985                                          10.77
  2/1/1985                                          10.93
  2/4/1985                                          10.99
  2/5/1985                                          10.93
  2/6/1985                                          11.00
  2/7/1985                                          11.04
  2/8/1985                                          11.00
 2/11/1985                                          11.05
 2/12/1985                                             ND
 2/13/1985                                          11.02
 2/14/1985                                          10.93
 2/15/1985                                          10.98
 2/18/1985                                             ND
 2/19/1985                                          10.95
 2/20/1985                                          11.09
 2/21/1985                                          11.29
 2/22/1985                                          11.35
 2/25/1985                                          11.40
 2/26/1985                                          11.35
 2/27/1985                                          11.51
 2/28/1985                                          11.55
  3/1/1985                                          11.52
  3/4/1985                                          11.57
  3/5/1985                                          11.49
  3/6/1985                                          11.53
  3/7/1985                                          11.61
  3/8/1985                                          11.37
 3/11/1985                                          11.38
 3/12/1985                                          11.45
 3/13/1985                                          11.59
 3/14/1985                                          11.63
 3/15/1985                                          11.63
 3/18/1985                                          11.70
 3/19/1985                                          11.67
 3/20/1985                                          11.62
 3/21/1985                                          11.48
 3/22/1985                                          11.55
 3/25/1985                                          11.53
 3/26/1985                                          11.45
 3/27/1985                                          11.49
 3/28/1985                                          11.38
 3/29/1985                                          11.29
  4/1/1985                                          11.28
  4/2/1985                                          11.33
  4/3/1985                                          11.34
  4/4/1985                                          11.35
  4/5/1985                                             ND
  4/8/1985                                          11.36
  4/9/1985                                          11.28
 4/10/1985                                          11.20
 4/11/1985                                          11.05
 4/12/1985                                          11.05
 4/15/1985                                          11.02
 4/16/1985                                          10.80
 4/17/1985                                          10.86
 4/18/1985                                          10.69
 4/19/1985                                          10.69
 4/22/1985                                          10.67
 4/23/1985                                          10.79
 4/24/1985                                          10.77
 4/25/1985                                          10.87
 4/26/1985                                          10.87
 4/29/1985                                          10.96
 4/30/1985                                          10.91
  5/1/1985                                          10.81
  5/2/1985                                          10.83
  5/3/1985                                          10.74
  5/6/1985                                          10.71
  5/7/1985                                          10.68
  5/8/1985                                          10.74
  5/9/1985                                          10.68
 5/10/1985                                          10.57
 5/13/1985                                          10.56
 5/14/1985                                          10.39
 5/15/1985                                          10.39
 5/16/1985                                          10.28
 5/17/1985                                          10.32
 5/20/1985                                          10.04
 5/21/1985                                          10.07
 5/22/1985                                          10.05
 5/23/1985                                          10.11
 5/24/1985                                          10.05
 5/27/1985                                             ND
 5/28/1985                                           9.95
 5/29/1985                                           9.90
 5/30/1985                                           9.84
 5/31/1985                                           9.68
  6/3/1985                                           9.50
  6/4/1985                                           9.47
  6/5/1985                                           9.26
  6/6/1985                                           9.33
  6/7/1985                                           9.67
 6/10/1985                                           9.68
 6/11/1985                                           9.63
 6/12/1985                                           9.65
 6/13/1985                                           9.67
 6/14/1985                                           9.39
 6/17/1985                                           9.45
 6/18/1985                                           9.33
 6/19/1985                                           9.46
 6/20/1985                                           9.51
 6/21/1985                                           9.75
 6/24/1985                                           9.83
 6/25/1985                                           9.95
 6/26/1985                                           9.97
 6/27/1985                                           9.83
 6/28/1985                                           9.65
  7/1/1985                                           9.58
  7/2/1985                                           9.61
  7/3/1985                                           9.62
  7/4/1985                                             ND
  7/5/1985                                           9.30
  7/8/1985                                           9.41
  7/9/1985                                           9.41
 7/10/1985                                           9.45
 7/11/1985                                           9.61
 7/12/1985                                           9.63
 7/15/1985                                           9.63
 7/16/1985                                           9.59
 7/17/1985                                           9.54
 7/18/1985                                           9.71
 7/19/1985                                           9.72
 7/22/1985                                           9.87
 7/23/1985                                           9.91
 7/24/1985                                           9.92
 7/25/1985                                           9.91
 7/26/1985                                           9.96
 7/29/1985                                          10.02
 7/30/1985                                          10.02
 7/31/1985                                           9.98
  8/1/1985                                           9.95
  8/2/1985                                          10.09
  8/5/1985                                          10.06
  8/6/1985                                          10.08
  8/7/1985                                          10.01
  8/8/1985                                           9.91
  8/9/1985                                           9.86
 8/12/1985                                           9.86
 8/13/1985                                           9.92
 8/14/1985                                           9.84
 8/15/1985                                           9.83
 8/16/1985                                           9.74
 8/19/1985                                           9.74
 8/20/1985                                           9.70
 8/21/1985                                           9.63
 8/22/1985                                           9.62
 8/23/1985                                           9.67
 8/26/1985                                           9.70
 8/27/1985                                           9.65
 8/28/1985                                           9.63
 8/29/1985                                           9.58
 8/30/1985                                           9.74
  9/2/1985                                             ND
  9/3/1985                                           9.71
  9/4/1985                                           9.64
  9/5/1985                                           9.71
  9/6/1985                                           9.97
  9/9/1985                                           9.97
 9/10/1985                                           9.96
 9/11/1985                                           9.98
 9/12/1985                                           9.97
 9/13/1985                                           9.87
 9/16/1985                                           9.83
 9/17/1985                                           9.85
 9/18/1985                                           9.87
 9/19/1985                                           9.89
 9/20/1985                                           9.81
 9/23/1985                                           9.74
 9/24/1985                                           9.69
 9/25/1985                                           9.59
 9/26/1985                                           9.61
 9/27/1985                                             ND
 9/30/1985                                           9.73
 10/1/1985                                           9.69
 10/2/1985                                           9.69
 10/3/1985                                           9.69
 10/4/1985                                           9.73
 10/7/1985                                           9.83
 10/8/1985                                           9.81
 10/9/1985                                           9.82
10/10/1985                                           9.82
10/11/1985                                           9.82
10/14/1985                                             ND
10/15/1985                                           9.79
10/16/1985                                           9.73
10/17/1985                                           9.67
10/18/1985                                           9.62
10/21/1985                                           9.63
10/22/1985                                           9.60
10/23/1985                                           9.62
10/24/1985                                           9.64
10/25/1985                                           9.67
10/28/1985                                           9.75
10/29/1985                                           9.61
10/30/1985                                           9.45
10/31/1985                                           9.47
 11/1/1985                                           9.45
 11/4/1985                                           9.44
 11/5/1985                                           9.39
 11/6/1985                                           9.38
 11/7/1985                                           9.38
 11/8/1985                                           9.30
11/11/1985                                             ND
11/12/1985                                           9.20
11/13/1985                                           9.28
11/14/1985                                           9.33
11/15/1985                                           9.39
11/18/1985                                           9.22
11/19/1985                                           9.20
11/20/1985                                           9.22
11/21/1985                                           9.17
11/22/1985                                           9.22
11/25/1985                                           9.23
11/26/1985                                           9.24
11/27/1985                                           9.12
11/28/1985                                             ND
11/29/1985                                           9.07
 12/2/1985                                           9.14
 12/3/1985                                           9.15
 12/4/1985                                           9.10
 12/5/1985                                           9.10
 12/6/1985                                           9.12
 12/9/1985                                           8.98
12/10/1985                                           8.83
12/11/1985                                           8.64
12/12/1985                                           8.72
12/13/1985                                           8.63
12/16/1985                                           8.62
12/17/1985                                           8.48
12/18/1985                                           8.57
12/19/1985                                           8.58
12/20/1985                                           8.52
12/23/1985                                           8.56
12/24/1985                                           8.56
12/25/1985                                             ND
12/26/1985                                           8.52
12/27/1985                                           8.50
12/30/1985                                           8.49
12/31/1985                                           8.49
  1/1/1986                                             ND
  1/2/1986                                           8.51
  1/3/1986                                           8.52
  1/6/1986                                           8.54
  1/7/1986                                           8.44
  1/8/1986                                           8.58
  1/9/1986                                           8.78
 1/10/1986                                           8.89
 1/13/1986                                           9.00
 1/14/1986                                           8.93
 1/15/1986                                           8.82
 1/16/1986                                           8.79
 1/17/1986                                           8.74
 1/20/1986                                             ND
 1/21/1986                                           8.74
 1/22/1986                                           8.77
 1/23/1986                                           8.74
 1/24/1986                                           8.74
 1/27/1986                                           8.63
 1/28/1986                                           8.53
 1/29/1986                                           8.56
 1/30/1986                                           8.57
 1/31/1986                                           8.53
  2/3/1986                                           8.50
  2/4/1986                                           8.44
  2/5/1986                                           8.51
  2/6/1986                                           8.54
  2/7/1986                                           8.62
 2/10/1986                                           8.54
 2/11/1986                                           8.47
 2/12/1986                                           8.46
 2/13/1986                                           8.43
 2/14/1986                                           8.29
 2/17/1986                                             ND
 2/18/1986                                           8.28
 2/19/1986                                           8.37
 2/20/1986                                           8.39
 2/21/1986                                           8.24
 2/24/1986                                           8.20
 2/25/1986                                           8.21
 2/26/1986                                           8.07
 2/27/1986                                           7.91
 2/28/1986                                           7.91
  3/3/1986                                           7.76
  3/4/1986                                           7.55
  3/5/1986                                           7.76
  3/6/1986                                           7.68
  3/7/1986                                           7.56
 3/10/1986                                           7.41
 3/11/1986                                           7.35
 3/12/1986                                           7.37
 3/13/1986                                           7.46
 3/14/1986                                           7.40
 3/17/1986                                           7.42
 3/18/1986                                           7.48
 3/19/1986                                           7.46
 3/20/1986                                           7.45
 3/21/1986                                           7.47
 3/24/1986                                           7.40
 3/25/1986                                           7.39
 3/26/1986                                           7.36
 3/27/1986                                           7.28
 3/28/1986                                             ND
 3/31/1986                                           7.19
  4/1/1986                                           7.18
  4/2/1986                                           7.21
  4/3/1986                                           7.29
  4/4/1986                                           7.22
  4/7/1986                                           7.19
  4/8/1986                                           7.07
  4/9/1986                                           6.99
 4/10/1986                                           6.95
 4/11/1986                                           7.00
 4/14/1986                                           6.89
 4/15/1986                                           6.88
 4/16/1986                                           6.68
 4/17/1986                                           6.75
 4/18/1986                                           6.78
 4/21/1986                                           6.75
 4/22/1986                                           6.93
 4/23/1986                                           7.11
 4/24/1986                                           7.31
 4/25/1986                                           7.39
 4/28/1986                                           7.27
 4/29/1986                                           7.17
 4/30/1986                                           7.17
  5/1/1986                                           7.20
  5/2/1986                                           7.23
  5/5/1986                                           7.17
  5/6/1986                                           7.16
  5/7/1986                                           7.21
  5/8/1986                                           7.17
  5/9/1986                                           7.25
 5/12/1986                                           7.41
 5/13/1986                                           7.46
 5/14/1986                                           7.48
 5/15/1986                                           7.67
 5/16/1986                                           7.89
 5/19/1986                                           7.87
 5/20/1986                                           7.80
 5/21/1986                                           7.76
 5/22/1986                                           7.76
 5/23/1986                                           7.73
 5/26/1986                                             ND
 5/27/1986                                           7.65
 5/28/1986                                           7.55
 5/29/1986                                           7.78
 5/30/1986                                           7.82
  6/2/1986                                           8.05
  6/3/1986                                           7.99
  6/4/1986                                           8.17
  6/5/1986                                           8.10
  6/6/1986                                           7.78
  6/9/1986                                           7.94
 6/10/1986                                           7.92
 6/11/1986                                           7.90
 6/12/1986                                           7.83
 6/13/1986                                           7.57
 6/16/1986                                           7.47
 6/17/1986                                           7.45
 6/18/1986                                           7.41
 6/19/1986                                           7.49
 6/20/1986                                           7.45
 6/23/1986                                           7.42
 6/24/1986                                           7.35
 6/25/1986                                           7.31
 6/26/1986                                           7.29
 6/27/1986                                           7.27
 6/30/1986                                           7.23
  7/1/1986                                           7.23
  7/2/1986                                           7.23
  7/3/1986                                           7.15
  7/4/1986                                             ND
  7/7/1986                                           7.14
  7/8/1986                                           7.26
  7/9/1986                                           7.14
 7/10/1986                                           7.12
 7/11/1986                                           7.00
 7/14/1986                                           6.97
 7/15/1986                                           6.91
 7/16/1986                                           6.90
 7/17/1986                                           6.91
 7/18/1986                                           6.88
 7/21/1986                                           6.88
 7/22/1986                                           6.93
 7/23/1986                                           7.04
 7/24/1986                                           7.12
 7/25/1986                                           7.09
 7/28/1986                                           7.23
 7/29/1986                                           7.13
 7/30/1986                                           7.10
 7/31/1986                                           7.02
  8/1/1986                                           7.02
  8/4/1986                                           7.01
  8/5/1986                                           7.07
  8/6/1986                                           7.13
  8/7/1986                                           7.10
  8/8/1986                                           6.97
 8/11/1986                                           6.90
 8/12/1986                                           6.89
 8/13/1986                                           6.83
 8/14/1986                                           6.89
 8/15/1986                                           6.83
 8/18/1986                                           6.83
 8/19/1986                                           6.70
 8/20/1986                                           6.65
 8/21/1986                                           6.62
 8/22/1986                                           6.68
 8/25/1986                                           6.65
 8/26/1986                                           6.63
 8/27/1986                                           6.53
 8/28/1986                                           6.52
 8/29/1986                                           6.40
  9/1/1986                                             ND
  9/2/1986                                           6.45
  9/3/1986                                           6.64
  9/4/1986                                           6.63
  9/5/1986                                           6.81
  9/8/1986                                           6.89
  9/9/1986                                           6.88
 9/10/1986                                           6.85
 9/11/1986                                           7.07
 9/12/1986                                           7.09
 9/15/1986                                           7.00
 9/16/1986                                           6.99
 9/17/1986                                           6.93
 9/18/1986                                           7.02
 9/19/1986                                           7.10
 9/22/1986                                           7.06
 9/23/1986                                           7.03
 9/24/1986                                           6.94
 9/25/1986                                           6.94
 9/26/1986                                           6.96
 9/29/1986                                           7.04
 9/30/1986                                           6.98
 10/1/1986                                           6.93
 10/2/1986                                           6.95
 10/3/1986                                           6.74
 10/6/1986                                           6.71
 10/7/1986                                           6.71
 10/8/1986                                           6.71
 10/9/1986                                           6.73
10/10/1986                                           6.73
10/13/1986                                             ND
10/14/1986                                           6.82
10/15/1986                                           6.87
10/16/1986                                           6.87
10/17/1986                                           6.94
10/20/1986                                           7.05
10/21/1986                                           6.96
10/22/1986                                           6.91
10/23/1986                                           6.82
10/24/1986                                           6.86
10/27/1986                                           6.82
10/28/1986                                           6.85
10/29/1986                                           6.82
10/30/1986                                           6.75
10/31/1986                                           6.76
 11/3/1986                                           6.71
 11/4/1986                                           6.71
 11/5/1986                                           6.72
 11/6/1986                                           6.79
 11/7/1986                                           6.86
11/10/1986                                           6.89
11/11/1986                                             ND
11/12/1986                                           6.87
11/13/1986                                           6.83
11/14/1986                                           6.81
11/17/1986                                           6.77
11/18/1986                                           6.79
11/19/1986                                           6.73
11/20/1986                                           6.74
11/21/1986                                           6.72
11/24/1986                                           6.69
11/25/1986                                           6.66
11/26/1986                                           6.65
11/27/1986                                             ND
11/28/1986                                           6.65
 12/1/1986                                           6.69
 12/2/1986                                           6.61
 12/3/1986                                           6.58
 12/4/1986                                           6.53
 12/5/1986                                           6.65
 12/8/1986                                           6.61
 12/9/1986                                           6.60
12/10/1986                                           6.58
12/11/1986                                           6.64
12/12/1986                                           6.66
12/15/1986                                           6.69
12/16/1986                                           6.67
12/17/1986                                           6.68
12/18/1986                                           6.69
12/19/1986                                           6.69
12/22/1986                                           6.69
12/23/1986                                           6.68
12/24/1986                                           6.68
12/25/1986                                             ND
12/26/1986                                           6.69
12/29/1986                                           6.78
12/30/1986                                           6.82
12/31/1986                                           6.81
  1/1/1987                                             ND
  1/2/1987                                           6.75
  1/5/1987                                           6.67
  1/6/1987                                           6.67
  1/7/1987                                           6.65
  1/8/1987                                           6.60
  1/9/1987                                           6.58
 1/12/1987                                           6.61
 1/13/1987                                           6.64
 1/14/1987                                           6.67
 1/15/1987                                           6.64
 1/16/1987                                           6.60
 1/19/1987                                             ND
 1/20/1987                                           6.57
 1/21/1987                                           6.57
 1/22/1987                                           6.57
 1/23/1987                                           6.59
 1/26/1987                                           6.67
 1/27/1987                                           6.66
 1/28/1987                                           6.63
 1/29/1987                                           6.65
 1/30/1987                                           6.71
  2/2/1987                                           6.75
  2/3/1987                                           6.77
  2/4/1987                                           6.76
  2/5/1987                                           6.70
  2/6/1987                                           6.73
  2/9/1987                                           6.79
 2/10/1987                                           6.89
 2/11/1987                                           6.96
 2/12/1987                                           6.92
 2/13/1987                                           6.83
 2/16/1987                                             ND
 2/17/1987                                           6.87
 2/18/1987                                           6.84
 2/19/1987                                           6.76
 2/20/1987                                           6.78
 2/23/1987                                           6.78
 2/24/1987                                           6.75
 2/25/1987                                           6.72
 2/26/1987                                           6.74
 2/27/1987                                           6.71
  3/2/1987                                           6.69
  3/3/1987                                           6.72
  3/4/1987                                           6.66
  3/5/1987                                           6.69
  3/6/1987                                           6.77
  3/9/1987                                           6.78
 3/10/1987                                           6.78
 3/11/1987                                           6.78
 3/12/1987                                           6.78
 3/13/1987                                           6.75
 3/16/1987                                           6.77
 3/17/1987                                           6.75
 3/18/1987                                           6.76
 3/19/1987                                           6.75
 3/20/1987                                           6.77
 3/23/1987                                           6.80
 3/24/1987                                           6.82
 3/25/1987                                           6.84
 3/26/1987                                           6.81
 3/27/1987                                           6.89
 3/30/1987                                           7.07
 3/31/1987                                           7.02
  4/1/1987                                           7.12
  4/2/1987                                           7.12
  4/3/1987                                           7.10
  4/6/1987                                           7.06
  4/7/1987                                           7.14
  4/8/1987                                           7.14
  4/9/1987                                           7.30
 4/10/1987                                           7.55
 4/13/1987                                           7.68
 4/14/1987                                           7.83
 4/15/1987                                           7.67
 4/16/1987                                           7.55
 4/17/1987                                             ND
 4/20/1987                                           7.72
 4/21/1987                                           7.71
 4/22/1987                                           7.77
 4/23/1987                                           7.92
 4/24/1987                                           8.05
 4/27/1987                                           7.97
 4/28/1987                                           7.91
 4/29/1987                                           7.93
 4/30/1987                                           7.82
  5/1/1987                                           7.98
  5/4/1987                                           8.12
  5/5/1987                                           8.08
  5/6/1987                                           8.15
  5/7/1987                                           8.08
  5/8/1987                                           8.04
 5/11/1987                                           8.19
 5/12/1987                                           8.19
 5/13/1987                                           8.18
 5/14/1987                                           8.20
 5/15/1987                                           8.45
 5/18/1987                                           8.42
 5/19/1987                                           8.55
 5/20/1987                                           8.61
 5/21/1987                                           8.55
 5/22/1987                                           8.49
 5/25/1987                                             ND
 5/26/1987                                           8.23
 5/27/1987                                           8.28
 5/28/1987                                           8.25
 5/29/1987                                           8.15
  6/1/1987                                           8.08
  6/2/1987                                           8.31
  6/3/1987                                           8.25
  6/4/1987                                           8.20
  6/5/1987                                           8.11
  6/8/1987                                           8.14
  6/9/1987                                           8.18
 6/10/1987                                           8.15
 6/11/1987                                           8.13
 6/12/1987                                           7.90
 6/15/1987                                           7.89
 6/16/1987                                           7.89
 6/17/1987                                           7.83
 6/18/1987                                           7.87
 6/19/1987                                           7.89
 6/22/1987                                           7.83
 6/23/1987                                           7.85
 6/24/1987                                           7.94
 6/25/1987                                           7.91
 6/26/1987                                           8.02
 6/29/1987                                           7.97
 6/30/1987                                           8.02
  7/1/1987                                           7.96
  7/2/1987                                           7.90
  7/3/1987                                             ND
  7/6/1987                                           7.90
  7/7/1987                                           7.90
  7/8/1987                                           7.90
  7/9/1987                                           7.95
 7/10/1987                                           7.88
 7/13/1987                                           7.93
 7/14/1987                                           7.89
 7/15/1987                                           7.97
 7/16/1987                                           7.95
 7/17/1987                                           7.92
 7/20/1987                                           7.96
 7/21/1987                                           8.03
 7/22/1987                                           8.05
 7/23/1987                                           8.08
 7/24/1987                                           8.12
 7/27/1987                                           8.15
 7/28/1987                                           8.17
 7/29/1987                                           8.16
 7/30/1987                                           8.20
 7/31/1987                                           8.21
  8/3/1987                                           8.34
  8/4/1987                                           8.34
  8/5/1987                                           8.26
  8/6/1987                                           8.28
  8/7/1987                                           8.27
 8/10/1987                                           8.29
 8/11/1987                                           8.26
 8/12/1987                                           8.27
 8/13/1987                                           8.21
 8/14/1987                                           8.18
 8/17/1987                                           8.17
 8/18/1987                                           8.31
 8/19/1987                                           8.34
 8/20/1987                                           8.35
 8/21/1987                                           8.35
 8/24/1987                                           8.34
 8/25/1987                                           8.32
 8/26/1987                                           8.36
 8/27/1987                                           8.48
 8/28/1987                                           8.54
 8/31/1987                                           8.52
  9/1/1987                                           8.57
  9/2/1987                                           8.77
  9/3/1987                                           8.77
  9/4/1987                                           8.82
  9/7/1987                                             ND
  9/8/1987                                           9.02
  9/9/1987                                           9.00
 9/10/1987                                           8.95
 9/11/1987                                           8.88
 9/14/1987                                           8.87
 9/15/1987                                           8.95
 9/16/1987                                           9.00
 9/17/1987                                           8.98
 9/18/1987                                           8.91
 9/21/1987                                           8.94
 9/22/1987                                           8.91
 9/23/1987                                           8.92
 9/24/1987                                           9.03
 9/25/1987                                           9.06
 9/28/1987                                           9.07
 9/29/1987                                           9.17
 9/30/1987                                           9.21
 10/1/1987                                           9.22
 10/2/1987                                           9.20
 10/5/1987                                           9.28
 10/6/1987                                           9.32
 10/7/1987                                           9.31
 10/8/1987                                           9.49
 10/9/1987                                           9.56
10/12/1987                                             ND
10/13/1987                                           9.51
10/14/1987                                           9.75
10/15/1987                                           9.82
10/16/1987                                           9.84
10/19/1987                                           9.70
10/20/1987                                           8.93
10/21/1987                                           8.80
10/22/1987                                           8.52
10/23/1987                                           8.55
10/26/1987                                           8.33
10/27/1987                                           8.42
10/28/1987                                           8.43
10/29/1987                                           8.33
10/30/1987                                           8.37
 11/2/1987                                           8.44
 11/3/1987                                           8.38
 11/4/1987                                           8.30
 11/5/1987                                           8.18
 11/6/1987                                           8.28
 11/9/1987                                           8.30
11/10/1987                                           8.27
11/11/1987                                             ND
11/12/1987                                           8.27
11/13/1987                                           8.34
11/16/1987                                           8.34
11/17/1987                                           8.38
11/18/1987                                           8.38
11/19/1987                                           8.34
11/20/1987                                           8.32
11/23/1987                                           8.34
11/24/1987                                           8.35
11/25/1987                                           8.41
11/26/1987                                             ND
11/27/1987                                           8.55
11/30/1987                                           8.43
 12/1/1987                                           8.44
 12/2/1987                                           8.43
 12/3/1987                                           8.35
 12/4/1987                                           8.35
 12/7/1987                                           8.48
 12/8/1987                                           8.49
 12/9/1987                                           8.47
12/10/1987                                           8.63
12/11/1987                                           8.65
12/14/1987                                           8.63
12/15/1987                                           8.54
12/16/1987                                           8.46
12/17/1987                                           8.47
12/18/1987                                           8.39
12/21/1987                                           8.38
12/22/1987                                           8.48
12/23/1987                                           8.40
12/24/1987                                           8.37
12/25/1987                                             ND
12/28/1987                                           8.46
12/29/1987                                           8.41
12/30/1987                                           8.32
12/31/1987                                           8.33
  1/1/1988                                             ND
  1/4/1988                                           8.35
  1/5/1988                                           8.29
  1/6/1988                                           8.37
  1/7/1988                                           8.35
  1/8/1988                                           8.48
 1/11/1988                                           8.41
 1/12/1988                                           8.39
 1/13/1988                                           8.36
 1/14/1988                                           8.36
 1/15/1988                                           8.13
 1/18/1988                                             ND
 1/19/1988                                           8.16
 1/20/1988                                           8.11
 1/21/1988                                           8.04
 1/22/1988                                           8.01
 1/25/1988                                           7.99
 1/26/1988                                           8.08
 1/27/1988                                           7.91
 1/28/1988                                           7.83
 1/29/1988                                           7.76
  2/1/1988                                           7.78
  2/2/1988                                           7.70
  2/3/1988                                           7.76
  2/4/1988                                           7.76
  2/5/1988                                           7.64
  2/8/1988                                           7.70
  2/9/1988                                           7.65
 2/10/1988                                           7.59
 2/11/1988                                           7.64
 2/12/1988                                           7.77
 2/15/1988                                             ND
 2/16/1988                                           7.79
 2/17/1988                                           7.80
 2/18/1988                                           7.78
 2/19/1988                                           7.77
 2/22/1988                                           7.75
 2/23/1988                                           7.69
 2/24/1988                                           7.69
 2/25/1988                                           7.68
 2/26/1988                                           7.67
 2/29/1988                                           7.64
  3/1/1988                                           7.61
  3/2/1988                                           7.59
  3/3/1988                                           7.59
  3/4/1988                                           7.74
  3/7/1988                                           7.77
  3/8/1988                                           7.79
  3/9/1988                                           7.76
 3/10/1988                                           7.81
 3/11/1988                                           7.76
 3/14/1988                                           7.76
 3/15/1988                                           7.76
 3/16/1988                                           7.81
 3/17/1988                                           7.76
 3/18/1988                                           7.81
 3/21/1988                                           7.91
 3/22/1988                                           7.91
 3/23/1988                                           7.95
 3/24/1988                                           8.01
 3/25/1988                                           7.95
 3/28/1988                                           8.03
 3/29/1988                                           8.03
 3/30/1988                                           8.03
 3/31/1988                                           8.04
  4/1/1988                                             ND
  4/4/1988                                           8.19
  4/5/1988                                           8.18
  4/6/1988                                           8.13
  4/7/1988                                           8.12
  4/8/1988                                           8.05
 4/11/1988                                           8.10
 4/12/1988                                           8.09
 4/13/1988                                           8.05
 4/14/1988                                           8.15
 4/15/1988                                           8.20
 4/18/1988                                           8.25
 4/19/1988                                           8.24
 4/20/1988                                           8.27
 4/21/1988                                           8.26
 4/22/1988                                           8.23
 4/25/1988                                           8.23
 4/26/1988                                           8.24
 4/27/1988                                           8.25
 4/28/1988                                           8.32
 4/29/1988                                           8.33
  5/2/1988                                           8.39
  5/3/1988                                           8.35
  5/4/1988                                           8.35
  5/5/1988                                           8.39
  5/6/1988                                           8.48
  5/9/1988                                           8.50
 5/10/1988                                           8.55
 5/11/1988                                           8.55
 5/12/1988                                           8.55
 5/13/1988                                           8.51
 5/16/1988                                           8.52
 5/17/1988                                           8.64
 5/18/1988                                           8.68
 5/19/1988                                           8.67
 5/20/1988                                           8.70
 5/23/1988                                           8.74
 5/24/1988                                           8.73
 5/25/1988                                           8.73
 5/26/1988                                           8.72
 5/27/1988                                           8.75
 5/30/1988                                             ND
 5/31/1988                                           8.73
  6/1/1988                                           8.57
  6/2/1988                                           8.60
  6/3/1988                                           8.52
  6/6/1988                                           8.51
  6/7/1988                                           8.54
  6/8/1988                                           8.46
  6/9/1988                                           8.50
 6/10/1988                                           8.47
 6/13/1988                                           8.45
 6/14/1988                                           8.25
 6/15/1988                                           8.29
 6/16/1988                                           8.46
 6/17/1988                                           8.58
 6/20/1988                                           8.59
 6/21/1988                                           8.61
 6/22/1988                                           8.49
 6/23/1988                                           8.47
 6/24/1988                                           8.45
 6/27/1988                                           8.54
 6/28/1988                                           8.48
 6/29/1988                                           8.47
 6/30/1988                                           8.41
  7/1/1988                                           8.38
  7/4/1988                                             ND
  7/5/1988                                           8.42
  7/6/1988                                           8.47
  7/7/1988                                           8.52
  7/8/1988                                           8.64
 7/11/1988                                           8.62
 7/12/1988                                           8.68
 7/13/1988                                           8.69
 7/14/1988                                           8.70
 7/15/1988                                           8.67
 7/18/1988                                           8.73
 7/19/1988                                           8.70
 7/20/1988                                           8.70
 7/21/1988                                           8.75
 7/22/1988                                           8.71
 7/25/1988                                           8.69
 7/26/1988                                           8.72
 7/27/1988                                           8.77
 7/28/1988                                           8.79
 7/29/1988                                           8.75
  8/1/1988                                           8.70
  8/2/1988                                           8.63
  8/3/1988                                           8.64
  8/4/1988                                           8.61
  8/5/1988                                           8.78
  8/8/1988                                           8.79
  8/9/1988                                           8.88
 8/10/1988                                           9.00
 8/11/1988                                           9.02
 8/12/1988                                           9.03
 8/15/1988                                           9.04
 8/16/1988                                           9.03
 8/17/1988                                           9.06
 8/18/1988                                           9.05
 8/19/1988                                           9.05
 8/22/1988                                           9.09
 8/23/1988                                           9.04
 8/24/1988                                           9.02
 8/25/1988                                           9.08
 8/26/1988                                           9.07
 8/29/1988                                           9.00
 8/30/1988                                           8.98
 8/31/1988                                           8.95
  9/1/1988                                           8.95
  9/2/1988                                           8.70
  9/5/1988                                             ND
  9/6/1988                                           8.70
  9/7/1988                                           8.69
  9/8/1988                                           8.69
  9/9/1988                                           8.62
 9/12/1988                                           8.66
 9/13/1988                                           8.65
 9/14/1988                                           8.59
 9/15/1988                                           8.63
 9/16/1988                                           8.65
 9/19/1988                                           8.69
 9/20/1988                                           8.68
 9/21/1988                                           8.64
 9/22/1988                                           8.67
 9/23/1988                                           8.69
 9/26/1988                                           8.73
 9/27/1988                                           8.77
 9/28/1988                                           8.81
 9/29/1988                                           8.73
 9/30/1988                                           8.61
 10/3/1988                                           8.59
 10/4/1988                                           8.60
 10/5/1988                                           8.60
 10/6/1988                                           8.61
 10/7/1988                                           8.43
10/10/1988                                             ND
10/11/1988                                           8.48
10/12/1988                                           8.56
10/13/1988                                           8.55
10/14/1988                                           8.52
10/17/1988                                           8.50
10/18/1988                                           8.49
10/19/1988                                           8.53
10/20/1988                                           8.52
10/21/1988                                           8.54
10/24/1988                                           8.54
10/25/1988                                           8.53
10/26/1988                                           8.48
10/27/1988                                           8.41
10/28/1988                                           8.40
10/31/1988                                           8.37
 11/1/1988                                           8.38
 11/2/1988                                           8.44
 11/3/1988                                           8.42
 11/4/1988                                           8.58
 11/7/1988                                           8.66
 11/8/1988                                           8.66
 11/9/1988                                           8.71
11/10/1988                                           8.72
11/11/1988                                             ND
11/14/1988                                           8.76
11/15/1988                                           8.78
11/16/1988                                           8.87
11/17/1988                                           8.90
11/18/1988                                           8.91
11/21/1988                                           8.92
11/22/1988                                           8.99
11/23/1988                                           8.97
11/24/1988                                             ND
11/25/1988                                           9.07
11/28/1988                                           9.06
11/29/1988                                           9.02
11/30/1988                                           8.91
 12/1/1988                                           8.88
 12/2/1988                                           9.11
 12/5/1988                                           9.07
 12/6/1988                                           8.88
 12/7/1988                                           8.93
 12/8/1988                                           9.01
 12/9/1988                                           9.05
12/12/1988                                           9.07
12/13/1988                                           9.15
12/14/1988                                           9.19
12/15/1988                                           9.21
12/16/1988                                           9.18
12/19/1988                                           9.16
12/20/1988                                           9.09
12/21/1988                                           9.08
12/22/1988                                           9.09
12/23/1988                                           9.08
12/26/1988                                             ND
12/27/1988                                           9.17
12/28/1988                                           9.22
12/29/1988                                           9.19
12/30/1988                                           9.14
  1/2/1989                                             ND
  1/3/1989                                           9.25
  1/4/1989                                           9.24
  1/5/1989                                           9.32
  1/6/1989                                           9.30
  1/9/1989                                           9.30
 1/10/1989                                           9.29
 1/11/1989                                           9.28
 1/12/1989                                           9.20
 1/13/1989                                           9.10
 1/16/1989                                             ND
 1/17/1989                                           9.11
 1/18/1989                                           9.07
 1/19/1989                                           9.06
 1/20/1989                                           9.11
 1/23/1989                                           9.06
 1/24/1989                                           8.98
 1/25/1989                                           9.05
 1/26/1989                                           9.07
 1/27/1989                                           9.03
 1/30/1989                                           9.07
 1/31/1989                                           9.08
  2/1/1989                                           9.05
  2/2/1989                                           9.05
  2/3/1989                                           9.10
  2/6/1989                                           9.11
  2/7/1989                                           9.06
  2/8/1989                                           9.06
  2/9/1989                                           9.21
 2/10/1989                                           9.28
 2/13/1989                                           9.29
 2/14/1989                                           9.34
 2/15/1989                                           9.33
 2/16/1989                                           9.32
 2/17/1989                                           9.32
 2/20/1989                                             ND
 2/21/1989                                           9.34
 2/22/1989                                           9.43
 2/23/1989                                           9.47
 2/24/1989                                           9.49
 2/27/1989                                           9.47
 2/28/1989                                           9.42
  3/1/1989                                           9.43
  3/2/1989                                           9.38
  3/3/1989                                           9.38
  3/6/1989                                           9.34
  3/7/1989                                           9.35
  3/8/1989                                           9.34
  3/9/1989                                           9.35
 3/10/1989                                           9.48
 3/13/1989                                           9.48
 3/14/1989                                           9.45
 3/15/1989                                           9.45
 3/16/1989                                           9.43
 3/17/1989                                           9.64
 3/20/1989                                           9.71
 3/21/1989                                           9.75
 3/22/1989                                           9.65
 3/23/1989                                           9.65
 3/24/1989                                             ND
 3/27/1989                                           9.67
 3/28/1989                                           9.66
 3/29/1989                                           9.60
 3/30/1989                                           9.59
 3/31/1989                                           9.53
  4/3/1989                                           9.39
  4/4/1989                                           9.31
  4/5/1989                                           9.31
  4/6/1989                                           9.35
  4/7/1989                                           9.42
 4/10/1989                                           9.43
 4/11/1989                                           9.42
 4/12/1989                                           9.44
 4/13/1989                                           9.50
 4/14/1989                                           9.29
 4/17/1989                                           9.33
 4/18/1989                                           9.14
 4/19/1989                                           9.17
 4/20/1989                                           9.32
 4/21/1989                                           9.27
 4/24/1989                                           9.26
 4/25/1989                                           9.21
 4/26/1989                                           9.18
 4/27/1989                                           9.10
 4/28/1989                                           9.06
  5/1/1989                                           9.19
  5/2/1989                                           9.11
  5/3/1989                                           9.10
  5/4/1989                                           9.09
  5/5/1989                                           8.96
  5/8/1989                                           9.02
  5/9/1989                                           9.17
 5/10/1989                                           9.21
 5/11/1989                                           9.10
 5/12/1989                                           8.80
 5/15/1989                                           8.85
 5/16/1989                                           8.87
 5/17/1989                                           8.87
 5/18/1989                                           8.88
 5/19/1989                                           8.82
 5/22/1989                                           8.71
 5/23/1989                                           8.72
 5/24/1989                                           8.74
 5/25/1989                                           8.75
 5/26/1989                                           8.72
 5/29/1989                                             ND
 5/30/1989                                           8.68
 5/31/1989                                           8.65
  6/1/1989                                           8.65
  6/2/1989                                           8.42
  6/5/1989                                           8.33
  6/6/1989                                           8.35
  6/7/1989                                           8.28
  6/8/1989                                           8.26
  6/9/1989                                           8.16
 6/12/1989                                           8.18
 6/13/1989                                           8.30
 6/14/1989                                           8.24
 6/15/1989                                           8.36
 6/16/1989                                           8.40
 6/19/1989                                           8.41
 6/20/1989                                           8.35
 6/21/1989                                           8.40
 6/22/1989                                           8.41
 6/23/1989                                           8.27
 6/26/1989                                           8.22
 6/27/1989                                           8.14
 6/28/1989                                           8.18
 6/29/1989                                           8.09
 6/30/1989                                           8.03
  7/3/1989                                           7.99
  7/4/1989                                             ND
  7/5/1989                                           7.97
  7/6/1989                                           7.91
  7/7/1989                                           7.86
 7/10/1989                                           7.84
 7/11/1989                                           7.80
 7/12/1989                                           7.79
 7/13/1989                                           7.80
 7/14/1989                                           7.84
 7/17/1989                                           7.85
 7/18/1989                                           7.97
 7/19/1989                                           7.90
 7/20/1989                                           7.80
 7/21/1989                                           7.89
 7/24/1989                                           7.87
 7/25/1989                                           7.79
 7/26/1989                                           7.81
 7/27/1989                                           7.69
 7/28/1989                                           7.60
 7/31/1989                                           7.56
  8/1/1989                                           7.49
  8/2/1989                                           7.57
  8/3/1989                                           7.64
  8/4/1989                                           7.94
  8/7/1989                                           7.98
  8/8/1989                                           7.95
  8/9/1989                                           7.96
 8/10/1989                                           7.96
 8/11/1989                                           8.10
 8/14/1989                                           8.27
 8/15/1989                                           8.24
 8/16/1989                                           8.11
 8/17/1989                                           8.20
 8/18/1989                                           8.20
 8/21/1989                                           8.27
 8/22/1989                                           8.35
 8/23/1989                                           8.23
 8/24/1989                                           8.23
 8/25/1989                                           8.23
 8/28/1989                                           8.29
 8/29/1989                                           8.30
 8/30/1989                                           8.28
 8/31/1989                                           8.27
  9/1/1989                                           8.18
  9/4/1989                                             ND
  9/5/1989                                           8.21
  9/6/1989                                           8.19
  9/7/1989                                           8.19
  9/8/1989                                           8.14
 9/11/1989                                           8.10
 9/12/1989                                           8.07
 9/13/1989                                           8.11
 9/14/1989                                           8.05
 9/15/1989                                           8.01
 9/18/1989                                           8.04
 9/19/1989                                           8.05
 9/20/1989                                           8.14
 9/21/1989                                           8.19
 9/22/1989                                           8.20
 9/25/1989                                           8.32
 9/26/1989                                           8.29
 9/27/1989                                           8.31
 9/28/1989                                           8.34
 9/29/1989                                           8.36
 10/2/1989                                           8.33
 10/3/1989                                           8.27
 10/4/1989                                           8.25
 10/5/1989                                           8.18
 10/6/1989                                           8.01
 10/9/1989                                             ND
10/10/1989                                           8.00
10/11/1989                                           8.03
10/12/1989                                           7.98
10/13/1989                                           7.79
10/16/1989                                           7.91
10/17/1989                                           7.92
10/18/1989                                           7.92
10/19/1989                                           7.91
10/20/1989                                           7.93
10/23/1989                                           7.87
10/24/1989                                           7.80
10/25/1989                                           7.79
10/26/1989                                           7.81
10/27/1989                                           7.87
10/30/1989                                           7.86
10/31/1989                                           7.86
 11/1/1989                                           7.86
 11/2/1989                                           7.81
 11/3/1989                                           7.93
 11/6/1989                                           7.99
 11/7/1989                                           7.85
 11/8/1989                                           7.81
 11/9/1989                                           7.84
11/10/1989                                           7.85
11/13/1989                                           7.85
11/14/1989                                           7.80
11/15/1989                                           7.74
11/16/1989                                           7.74
11/17/1989                                           7.82
11/20/1989                                           7.80
11/21/1989                                           7.79
11/22/1989                                           7.72
11/23/1989                                             ND
11/24/1989                                           7.70
11/27/1989                                           7.80
11/28/1989                                           7.81
11/29/1989                                           7.78
11/30/1989                                           7.74
 12/1/1989                                           7.70
 12/4/1989                                           7.70
 12/5/1989                                           7.70
 12/6/1989                                           7.76
 12/7/1989                                           7.80
 12/8/1989                                           7.73
12/11/1989                                           7.74
12/12/1989                                           7.74
12/13/1989                                           7.73
12/14/1989                                           7.68
12/15/1989                                           7.70
12/18/1989                                           7.67
12/19/1989                                           7.69
12/20/1989                                           7.67
12/21/1989                                           7.67
12/22/1989                                           7.75
12/25/1989                                             ND
12/26/1989                                           7.90
12/27/1989                                           7.89
12/28/1989                                           7.85
12/29/1989                                           7.86
  1/1/1990                                             ND
  1/2/1990                                           7.87
  1/3/1990                                           7.92
  1/4/1990                                           7.91
  1/5/1990                                           7.92
  1/8/1990                                           7.92
  1/9/1990                                           7.92
 1/10/1990                                           7.92
 1/11/1990                                           7.94
 1/12/1990                                           7.99
 1/15/1990                                             ND
 1/16/1990                                           8.11
 1/17/1990                                           8.11
 1/18/1990                                           8.27
 1/19/1990                                           8.20
 1/22/1990                                           8.19
 1/23/1990                                           8.18
 1/24/1990                                           8.28
 1/25/1990                                           8.31
 1/26/1990                                           8.38
 1/29/1990                                           8.39
 1/30/1990                                           8.43
 1/31/1990                                           8.35
  2/1/1990                                           8.35
  2/2/1990                                           8.42
  2/5/1990                                           8.44
  2/6/1990                                           8.49
  2/7/1990                                           8.51
  2/8/1990                                           8.45
  2/9/1990                                           8.29
 2/12/1990                                           8.37
 2/13/1990                                           8.29
 2/14/1990                                           8.34
 2/15/1990                                           8.40
 2/16/1990                                           8.41
 2/19/1990                                             ND
 2/20/1990                                           8.58
 2/21/1990                                           8.60
 2/22/1990                                           8.48
 2/23/1990                                           8.47
 2/26/1990                                           8.40
 2/27/1990                                           8.34
 2/28/1990                                           8.44
  3/1/1990                                           8.53
  3/2/1990                                           8.50
  3/5/1990                                           8.58
  3/6/1990                                           8.57
  3/7/1990                                           8.56
  3/8/1990                                           8.57
  3/9/1990                                           8.68
 3/12/1990                                           8.67
 3/13/1990                                           8.75
 3/14/1990                                           8.67
 3/15/1990                                           8.69
 3/16/1990                                           8.61
 3/19/1990                                           8.65
 3/20/1990                                           8.61
 3/21/1990                                           8.62
 3/22/1990                                           8.56
 3/23/1990                                           8.54
 3/26/1990                                           8.52
 3/27/1990                                           8.55
 3/28/1990                                           8.53
 3/29/1990                                           8.60
 3/30/1990                                           8.65
  4/2/1990                                           8.65
  4/3/1990                                           8.64
  4/4/1990                                           8.56
  4/5/1990                                           8.57
  4/6/1990                                           8.55
  4/9/1990                                           8.58
 4/10/1990                                           8.58
 4/11/1990                                           8.60
 4/12/1990                                           8.62
 4/13/1990                                             ND
 4/16/1990                                           8.65
 4/17/1990                                           8.73
 4/18/1990                                           8.84
 4/19/1990                                           8.84
 4/20/1990                                           8.88
 4/23/1990                                           8.92
 4/24/1990                                           8.96
 4/25/1990                                           9.00
 4/26/1990                                           9.09
 4/27/1990                                           9.06
 4/30/1990                                           9.04
  5/1/1990                                           9.08
  5/2/1990                                           9.10
  5/3/1990                                           9.04
  5/4/1990                                           8.80
  5/7/1990                                           8.83
  5/8/1990                                           8.79
  5/9/1990                                           8.87
 5/10/1990                                           8.80
 5/11/1990                                           8.64
 5/14/1990                                           8.60
 5/15/1990                                           8.64
 5/16/1990                                           8.66
 5/17/1990                                           8.69
 5/18/1990                                           8.74
 5/21/1990                                           8.74
 5/22/1990                                           8.66
 5/23/1990                                           8.61
 5/24/1990                                           8.58
 5/25/1990                                           8.61
 5/28/1990                                             ND
 5/29/1990                                           8.59
 5/30/1990                                           8.56
 5/31/1990                                           8.56
  6/1/1990                                           8.38
  6/4/1990                                           8.39
  6/5/1990                                           8.42
  6/6/1990                                           8.43
  6/7/1990                                           8.41
  6/8/1990                                           8.42
 6/11/1990                                           8.43
 6/12/1990                                           8.44
 6/13/1990                                           8.35
 6/14/1990                                           8.32
 6/15/1990                                           8.41
 6/18/1990                                           8.45
 6/19/1990                                           8.47
 6/20/1990                                           8.51
 6/21/1990                                           8.48
 6/22/1990                                           8.46
 6/25/1990                                           8.53
 6/26/1990                                           8.51
 6/27/1990                                           8.47
 6/28/1990                                           8.41
 6/29/1990                                           8.35
  7/2/1990                                           8.35
  7/3/1990                                           8.32
  7/4/1990                                             ND
  7/5/1990                                           8.34
  7/6/1990                                           8.44
  7/9/1990                                           8.49
 7/10/1990                                           8.50
 7/11/1990                                           8.49
 7/12/1990                                           8.37
 7/13/1990                                           8.32
 7/16/1990                                           8.31
 7/17/1990                                           8.30
 7/18/1990                                           8.34
 7/19/1990                                           8.33
 7/20/1990                                           8.28
 7/23/1990                                           8.28
 7/24/1990                                           8.35
 7/25/1990                                           8.31
 7/26/1990                                           8.31
 7/27/1990                                           8.25
 7/30/1990                                           8.14
 7/31/1990                                           8.13
  8/1/1990                                           8.06
  8/2/1990                                           8.15
  8/3/1990                                           8.11
  8/6/1990                                           8.29
  8/7/1990                                           8.41
  8/8/1990                                           8.43
  8/9/1990                                           8.33
 8/10/1990                                           8.35
 8/13/1990                                           8.36
 8/14/1990                                           8.34
 8/15/1990                                           8.33
 8/16/1990                                           8.45
 8/17/1990                                           8.49
 8/20/1990                                           8.50
 8/21/1990                                           8.56
 8/22/1990                                           8.62
 8/23/1990                                           8.69
 8/24/1990                                           8.75
 8/27/1990                                           8.61
 8/28/1990                                           8.67
 8/29/1990                                           8.52
 8/30/1990                                           8.52
 8/31/1990                                           8.50
  9/3/1990                                             ND
  9/4/1990                                           8.53
  9/5/1990                                           8.47
  9/6/1990                                           8.47
  9/7/1990                                           8.45
 9/10/1990                                           8.50
 9/11/1990                                           8.48
 9/12/1990                                           8.45
 9/13/1990                                           8.44
 9/14/1990                                           8.48
 9/17/1990                                           8.49
 9/18/1990                                           8.48
 9/19/1990                                           8.51
 9/20/1990                                           8.53
 9/21/1990                                           8.58
 9/24/1990                                           8.64
 9/25/1990                                           8.64
 9/26/1990                                           8.63
 9/27/1990                                           8.52
 9/28/1990                                           8.47
 10/1/1990                                           8.38
 10/2/1990                                           8.35
 10/3/1990                                           8.33
 10/4/1990                                           8.30
 10/5/1990                                           8.27
 10/8/1990                                             ND
 10/9/1990                                           8.43
10/10/1990                                           8.49
10/11/1990                                           8.51
10/12/1990                                           8.44
10/15/1990                                           8.39
10/16/1990                                           8.39
10/17/1990                                           8.37
10/18/1990                                           8.32
10/19/1990                                           8.25
10/22/1990                                           8.25
10/23/1990                                           8.25
10/24/1990                                           8.26
10/25/1990                                           8.21
10/26/1990                                           8.23
10/29/1990                                           8.27
10/30/1990                                           8.28
10/31/1990                                           8.24
 11/1/1990                                           8.15
 11/2/1990                                           8.16
 11/5/1990                                           8.10
 11/6/1990                                           8.11
 11/7/1990                                           8.16
 11/8/1990                                           8.18
 11/9/1990                                           8.10
11/12/1990                                             ND
11/13/1990                                           8.01
11/14/1990                                           8.01
11/15/1990                                           8.01
11/16/1990                                           7.96
11/19/1990                                           8.01
11/20/1990                                           7.98
11/21/1990                                           7.92
11/22/1990                                             ND
11/23/1990                                           7.92
11/26/1990                                           7.92
11/27/1990                                           7.94
11/28/1990                                           7.94
11/29/1990                                           7.96
11/30/1990                                           7.91
 12/3/1990                                           7.88
 12/4/1990                                           7.83
 12/5/1990                                           7.82
 12/6/1990                                           7.82
 12/7/1990                                           7.67
12/10/1990                                           7.63
12/11/1990                                           7.60
12/12/1990                                           7.59
12/13/1990                                           7.68
12/14/1990                                           7.74
12/17/1990                                           7.71
12/18/1990                                           7.67
12/19/1990                                           7.64
12/20/1990                                           7.67
12/21/1990                                           7.75
12/24/1990                                           7.84
12/25/1990                                             ND
12/26/1990                                           7.78
12/27/1990                                           7.75
12/28/1990                                           7.78
12/31/1990                                           7.68
  1/1/1991                                             ND
  1/2/1991                                           7.59
  1/3/1991                                           7.56
  1/4/1991                                           7.65
  1/7/1991                                           7.75
  1/8/1991                                           7.74
  1/9/1991                                           7.81
 1/10/1991                                           7.76
 1/11/1991                                           7.79
 1/14/1991                                           7.82
 1/15/1991                                           7.79
 1/16/1991                                           7.83
 1/17/1991                                           7.71
 1/18/1991                                           7.68
 1/21/1991                                             ND
 1/22/1991                                           7.70
 1/23/1991                                           7.67
 1/24/1991                                           7.61
 1/25/1991                                           7.67
 1/28/1991                                           7.67
 1/29/1991                                           7.64
 1/30/1991                                           7.64
 1/31/1991                                           7.62
  2/1/1991                                           7.45
  2/4/1991                                           7.43
  2/5/1991                                           7.40
  2/6/1991                                           7.40
  2/7/1991                                           7.42
  2/8/1991                                           7.40
 2/11/1991                                           7.39
 2/12/1991                                           7.39
 2/13/1991                                           7.39
 2/14/1991                                           7.38
 2/15/1991                                           7.41
 2/18/1991                                             ND
 2/19/1991                                           7.46
 2/20/1991                                           7.49
 2/21/1991                                           7.51
 2/22/1991                                           7.57
 2/25/1991                                           7.57
 2/26/1991                                           7.62
 2/27/1991                                           7.64
 2/28/1991                                           7.66
  3/1/1991                                           7.78
  3/4/1991                                           7.77
  3/5/1991                                           7.73
  3/6/1991                                           7.77
  3/7/1991                                           7.73
  3/8/1991                                           7.77
 3/11/1991                                           7.71
 3/12/1991                                           7.74
 3/13/1991                                           7.67
 3/14/1991                                           7.64
 3/15/1991                                           7.73
 3/18/1991                                           7.79
 3/19/1991                                           7.93
 3/20/1991                                           7.88
 3/21/1991                                           7.82
 3/22/1991                                           7.82
 3/25/1991                                           7.83
 3/26/1991                                           7.84
 3/27/1991                                           7.76
 3/28/1991                                           7.73
 3/29/1991                                             ND
  4/1/1991                                           7.74
  4/2/1991                                           7.68
  4/3/1991                                           7.71
  4/4/1991                                           7.67
  4/5/1991                                           7.65
  4/8/1991                                           7.63
  4/9/1991                                           7.68
 4/10/1991                                           7.75
 4/11/1991                                           7.74
 4/12/1991                                           7.64
 4/15/1991                                           7.64
 4/16/1991                                           7.66
 4/17/1991                                           7.64
 4/18/1991                                           7.74
 4/19/1991                                           7.80
 4/22/1991                                           7.83
 4/23/1991                                           7.78
 4/24/1991                                           7.73
 4/25/1991                                           7.70
 4/26/1991                                           7.68
 4/29/1991                                           7.70
 4/30/1991                                           7.63
  5/1/1991                                           7.63
  5/2/1991                                           7.59
  5/3/1991                                           7.67
  5/6/1991                                           7.67
  5/7/1991                                           7.67
  5/8/1991                                           7.68
  5/9/1991                                           7.68
 5/10/1991                                           7.76
 5/13/1991                                           7.72
 5/14/1991                                           7.78
 5/15/1991                                           7.77
 5/16/1991                                           7.77
 5/17/1991                                           7.77
 5/20/1991                                           7.78
 5/21/1991                                           7.74
 5/22/1991                                           7.72
 5/23/1991                                           7.71
 5/24/1991                                           7.68
 5/27/1991                                             ND
 5/28/1991                                           7.66
 5/29/1991                                           7.66
 5/30/1991                                           7.63
 5/31/1991                                           7.69
  6/3/1991                                           7.80
  6/4/1991                                           7.80
  6/5/1991                                           7.84
  6/6/1991                                           7.89
  6/7/1991                                           7.96
 6/10/1991                                           7.95
 6/11/1991                                           7.96
 6/12/1991                                           8.02
 6/13/1991                                           8.00
 6/14/1991                                           7.94
 6/17/1991                                           7.96
 6/18/1991                                           7.97
 6/19/1991                                           7.97
 6/20/1991                                           7.91
 6/21/1991                                           7.95
 6/24/1991                                           7.98
 6/25/1991                                           7.99
 6/26/1991                                           7.98
 6/27/1991                                           7.97
 6/28/1991                                           7.90
  7/1/1991                                           7.93
  7/2/1991                                           7.95
  7/3/1991                                           7.92
  7/4/1991                                             ND
  7/5/1991                                           8.01
  7/8/1991                                           8.00
  7/9/1991                                           8.02
 7/10/1991                                           8.00
 7/11/1991                                           7.95
 7/12/1991                                           7.90
 7/15/1991                                           7.90
 7/16/1991                                           7.91
 7/17/1991                                           7.94
 7/18/1991                                           7.95
 7/19/1991                                           7.91
 7/22/1991                                           7.92
 7/23/1991                                           7.96
 7/24/1991                                           7.86
 7/25/1991                                           7.81
 7/26/1991                                           7.82
 7/29/1991                                           7.81
 7/30/1991                                           7.81
 7/31/1991                                           7.77
  8/1/1991                                           7.78
  8/2/1991                                           7.62
  8/5/1991                                           7.62
  8/6/1991                                           7.54
  8/7/1991                                           7.51
  8/8/1991                                           7.53
  8/9/1991                                           7.51
 8/12/1991                                           7.49
 8/13/1991                                           7.46
 8/14/1991                                           7.37
 8/15/1991                                           7.37
 8/16/1991                                           7.33
 8/19/1991                                           7.31
 8/20/1991                                           7.24
 8/21/1991                                           7.27
 8/22/1991                                           7.25
 8/23/1991                                           7.39
 8/26/1991                                           7.44
 8/27/1991                                           7.42
 8/28/1991                                           7.32
 8/29/1991                                           7.24
 8/30/1991                                           7.34
  9/2/1991                                             ND
  9/3/1991                                           7.32
  9/4/1991                                           7.31
  9/5/1991                                           7.32
  9/6/1991                                           7.24
  9/9/1991                                           7.20
 9/10/1991                                           7.20
 9/11/1991                                           7.21
 9/12/1991                                           7.15
 9/13/1991                                           7.13
 9/16/1991                                           7.11
 9/17/1991                                           7.10
 9/18/1991                                           7.10
 9/19/1991                                           7.10
 9/20/1991                                           7.09
 9/23/1991                                           7.09
 9/24/1991                                           7.09
 9/25/1991                                           7.06
 9/26/1991                                           7.03
 9/27/1991                                           6.95
 9/30/1991                                           6.92
 10/1/1991                                           6.90
 10/2/1991                                           6.90
 10/3/1991                                           6.88
 10/4/1991                                           6.81
 10/7/1991                                           6.81
 10/8/1991                                           6.82
 10/9/1991                                           6.87
10/10/1991                                           6.93
10/11/1991                                           6.84
10/14/1991                                             ND
10/15/1991                                           6.81
10/16/1991                                           6.79
10/17/1991                                           6.90
10/18/1991                                           6.88
10/21/1991                                           6.95
10/22/1991                                           6.99
10/23/1991                                           7.00
10/24/1991                                           6.91
10/25/1991                                           6.96
10/28/1991                                           6.91
10/29/1991                                           6.80
10/30/1991                                           6.77
10/31/1991                                           6.74
 11/1/1991                                           6.71
 11/4/1991                                           6.74
 11/5/1991                                           6.79
 11/6/1991                                           6.72
 11/7/1991                                           6.65
 11/8/1991                                           6.66
11/11/1991                                             ND
11/12/1991                                           6.65
11/13/1991                                           6.69
11/14/1991                                           6.62
11/15/1991                                           6.58
11/18/1991                                           6.57
11/19/1991                                           6.55
11/20/1991                                           6.56
11/21/1991                                           6.54
11/22/1991                                           6.56
11/25/1991                                           6.61
11/26/1991                                           6.53
11/27/1991                                           6.53
11/28/1991                                             ND
11/29/1991                                           6.48
 12/2/1991                                           6.43
 12/3/1991                                           6.39
 12/4/1991                                           6.27
 12/5/1991                                           6.30
 12/6/1991                                           6.31
 12/9/1991                                           6.23
12/10/1991                                           6.25
12/11/1991                                           6.26
12/12/1991                                           6.23
12/13/1991                                           6.30
12/16/1991                                           6.28
12/17/1991                                           6.24
12/18/1991                                           6.30
12/19/1991                                           6.19
12/20/1991                                           6.02
12/23/1991                                           6.00
12/24/1991                                           6.01
12/25/1991                                             ND
12/26/1991                                           6.00
12/27/1991                                           6.00
12/30/1991                                           5.97
12/31/1991                                           5.93
  1/1/1992                                             ND
  1/2/1992                                           5.98
  1/3/1992                                           6.05
  1/6/1992                                           6.02
  1/7/1992                                           5.94
  1/8/1992                                           5.96
  1/9/1992                                           6.02
 1/10/1992                                           6.10
 1/13/1992                                           6.21
 1/14/1992                                           6.34
 1/15/1992                                           6.37
 1/16/1992                                           6.41
 1/17/1992                                           6.36
 1/20/1992                                             ND
 1/21/1992                                           6.27
 1/22/1992                                           6.28
 1/23/1992                                           6.32
 1/24/1992                                           6.40
 1/27/1992                                           6.41
 1/28/1992                                           6.32
 1/29/1992                                           6.42
 1/30/1992                                           6.48
 1/31/1992                                           6.44
  2/3/1992                                           6.52
  2/4/1992                                           6.46
  2/5/1992                                           6.40
  2/6/1992                                           6.40
  2/7/1992                                           6.40
 2/10/1992                                           6.38
 2/11/1992                                           6.40
 2/12/1992                                           6.46
 2/13/1992                                           6.61
 2/14/1992                                           6.65
 2/17/1992                                             ND
 2/18/1992                                           6.69
 2/19/1992                                           6.67
 2/20/1992                                           6.67
 2/21/1992                                           6.77
 2/24/1992                                           6.81
 2/25/1992                                           6.78
 2/26/1992                                           6.66
 2/27/1992                                           6.67
 2/28/1992                                           6.58
  3/2/1992                                           6.73
  3/3/1992                                           6.76
  3/4/1992                                           6.76
  3/5/1992                                           6.87
  3/6/1992                                           6.85
  3/9/1992                                           6.77
 3/10/1992                                           6.78
 3/11/1992                                           6.86
 3/12/1992                                           7.01
 3/13/1992                                           7.14
 3/16/1992                                           7.12
 3/17/1992                                           7.06
 3/18/1992                                           7.06
 3/19/1992                                           7.03
 3/20/1992                                           7.12
 3/23/1992                                           7.10
 3/24/1992                                           7.00
 3/25/1992                                           6.96
 3/26/1992                                           6.98
 3/27/1992                                           6.97
 3/30/1992                                           6.93
 3/31/1992                                           6.94
  4/1/1992                                           6.82
  4/2/1992                                           6.85
  4/3/1992                                           6.76
  4/6/1992                                           6.74
  4/7/1992                                           6.73
  4/8/1992                                           6.76
  4/9/1992                                           6.59
 4/10/1992                                           6.62
 4/13/1992                                           6.58
 4/14/1992                                           6.60
 4/15/1992                                           6.66
 4/16/1992                                           6.76
 4/17/1992                                             ND
 4/20/1992                                           6.90
 4/21/1992                                           6.89
 4/22/1992                                           6.89
 4/23/1992                                           6.91
 4/24/1992                                           6.85
 4/27/1992                                           6.90
 4/28/1992                                           6.87
 4/29/1992                                           6.88
 4/30/1992                                           6.91
  5/1/1992                                           6.82
  5/4/1992                                           6.82
  5/5/1992                                           6.80
  5/6/1992                                           6.76
  5/7/1992                                           6.80
  5/8/1992                                           6.73
 5/11/1992                                           6.71
 5/12/1992                                           6.66
 5/13/1992                                           6.64
 5/14/1992                                           6.63
 5/15/1992                                           6.60
 5/18/1992                                           6.59
 5/19/1992                                           6.47
 5/20/1992                                           6.55
 5/21/1992                                           6.77
 5/22/1992                                           6.69
 5/25/1992                                             ND
 5/26/1992                                           6.79
 5/27/1992                                           6.74
 5/28/1992                                           6.67
 5/29/1992                                           6.61
  6/1/1992                                           6.69
  6/2/1992                                           6.61
  6/3/1992                                           6.60
  6/4/1992                                           6.60
  6/5/1992                                           6.55
  6/8/1992                                           6.56
  6/9/1992                                           6.59
 6/10/1992                                           6.59
 6/11/1992                                           6.56
 6/12/1992                                           6.49
 6/15/1992                                           6.49
 6/16/1992                                           6.44
 6/17/1992                                           6.44
 6/18/1992                                           6.39
 6/19/1992                                           6.45
 6/22/1992                                           6.45
 6/23/1992                                           6.50
 6/24/1992                                           6.39
 6/25/1992                                           6.32
 6/26/1992                                           6.33
 6/29/1992                                           6.29
 6/30/1992                                           6.29
  7/1/1992                                           6.27
  7/2/1992                                           6.02
  7/3/1992                                             ND
  7/6/1992                                           5.97
  7/7/1992                                           5.91
  7/8/1992                                           5.93
  7/9/1992                                           5.93
 7/10/1992                                           5.92
 7/13/1992                                           5.94
 7/14/1992                                           5.90
 7/15/1992                                           5.80
 7/16/1992                                           5.80
 7/17/1992                                           5.82
 7/20/1992                                           5.82
 7/21/1992                                           5.82
 7/22/1992                                           5.77
 7/23/1992                                           5.62
 7/24/1992                                           5.66
 7/27/1992                                           5.66
 7/28/1992                                           5.63
 7/29/1992                                           5.62
 7/30/1992                                           5.76
 7/31/1992                                           5.84
  8/3/1992                                           5.82
  8/4/1992                                           5.72
  8/5/1992                                           5.69
  8/6/1992                                           5.67
  8/7/1992                                           5.56
 8/10/1992                                           5.50
 8/11/1992                                           5.50
 8/12/1992                                           5.54
 8/13/1992                                           5.57
 8/14/1992                                           5.54
 8/17/1992                                           5.55
 8/18/1992                                           5.44
 8/19/1992                                           5.43
 8/20/1992                                           5.42
 8/21/1992                                           5.54
 8/24/1992                                           5.72
 8/25/1992                                           5.76
 8/26/1992                                           5.70
 8/27/1992                                           5.65
 8/28/1992                                           5.60
 8/31/1992                                           5.60
  9/1/1992                                           5.52
  9/2/1992                                           5.50
  9/3/1992                                           5.50
  9/4/1992                                           5.30
  9/7/1992                                             ND
  9/8/1992                                           5.21
  9/9/1992                                           5.25
 9/10/1992                                           5.26
 9/11/1992                                           5.33
 9/14/1992                                           5.28
 9/15/1992                                           5.37
 9/16/1992                                           5.40
 9/17/1992                                           5.41
 9/18/1992                                           5.41
 9/21/1992                                           5.46
 9/22/1992                                           5.52
 9/23/1992                                           5.54
 9/24/1992                                           5.47
 9/25/1992                                           5.33
 9/28/1992                                           5.28
 9/29/1992                                           5.31
 9/30/1992                                           5.33
 10/1/1992                                           5.18
 10/2/1992                                           5.22
 10/5/1992                                           5.18
 10/6/1992                                           5.25
 10/7/1992                                           5.43
 10/8/1992                                           5.37
 10/9/1992                                           5.50
10/12/1992                                             ND
10/13/1992                                           5.49
10/14/1992                                           5.51
10/15/1992                                           5.52
10/16/1992                                           5.57
10/19/1992                                           5.71
10/20/1992                                           5.90
10/21/1992                                           5.82
10/22/1992                                           5.79
10/23/1992                                           5.91
10/26/1992                                           5.92
10/27/1992                                           5.82
10/28/1992                                           5.83
10/29/1992                                           5.79
10/30/1992                                           5.90
 11/2/1992                                           5.96
 11/3/1992                                           5.94
 11/4/1992                                           5.94
 11/5/1992                                           5.93
 11/6/1992                                           6.02
 11/9/1992                                           6.09
11/10/1992                                           6.01
11/11/1992                                             ND
11/12/1992                                           5.89
11/13/1992                                           5.99
11/16/1992                                           6.11
11/17/1992                                           6.08
11/18/1992                                           5.97
11/19/1992                                           6.00
11/20/1992                                           6.08
11/23/1992                                           6.10
11/24/1992                                           6.04
11/25/1992                                           6.12
11/26/1992                                             ND
11/27/1992                                           6.22
11/30/1992                                           6.23
 12/1/1992                                           6.24
 12/2/1992                                           6.23
 12/3/1992                                           6.20
 12/4/1992                                           6.11
 12/7/1992                                           6.05
 12/8/1992                                           5.99
 12/9/1992                                           6.01
12/10/1992                                           6.04
12/11/1992                                           6.10
12/14/1992                                           6.15
12/15/1992                                           6.12
12/16/1992                                           6.06
12/17/1992                                           6.08
12/18/1992                                           6.07
12/21/1992                                           6.05
12/22/1992                                           6.02
12/23/1992                                           6.01
12/24/1992                                           6.02
12/25/1992                                             ND
12/28/1992                                           6.06
12/29/1992                                           6.04
12/30/1992                                           5.98
12/31/1992                                           6.04
  1/1/1993                                             ND
  1/4/1993                                           5.90
  1/5/1993                                           5.90
  1/6/1993                                           5.94
  1/7/1993                                           6.05
  1/8/1993                                           5.97
 1/11/1993                                           5.93
 1/12/1993                                           5.95
 1/13/1993                                           5.93
 1/14/1993                                           5.88
 1/15/1993                                           5.80
 1/18/1993                                             ND
 1/19/1993                                           5.82
 1/20/1993                                           5.85
 1/21/1993                                           5.83
 1/22/1993                                           5.77
 1/25/1993                                           5.71
 1/26/1993                                           5.75
 1/27/1993                                           5.68
 1/28/1993                                           5.61
 1/29/1993                                           5.57
  2/1/1993                                           5.55
  2/2/1993                                           5.63
  2/3/1993                                           5.62
  2/4/1993                                           5.53
  2/5/1993                                           5.42
  2/8/1993                                           5.49
  2/9/1993                                           5.55
 2/10/1993                                           5.63
 2/11/1993                                           5.58
 2/12/1993                                           5.57
 2/15/1993                                             ND
 2/16/1993                                           5.52
 2/17/1993                                           5.43
 2/18/1993                                           5.29
 2/19/1993                                           5.30
 2/22/1993                                           5.28
 2/23/1993                                           5.12
 2/24/1993                                           5.20
 2/25/1993                                           5.23
 2/26/1993                                           5.21
  3/1/1993                                           5.12
  3/2/1993                                           5.13
  3/3/1993                                           5.05
  3/4/1993                                           5.00
  3/5/1993                                           5.14
  3/8/1993                                           5.15
  3/9/1993                                           5.21
 3/10/1993                                           5.24
 3/11/1993                                           5.23
 3/12/1993                                           5.35
 3/15/1993                                           5.39
 3/16/1993                                           5.27
 3/17/1993                                           5.21
 3/18/1993                                           5.11
 3/19/1993                                           5.17
 3/22/1993                                           5.18
 3/23/1993                                           5.14
 3/24/1993                                           5.19
 3/25/1993                                           5.19
 3/26/1993                                           5.32
 3/29/1993                                           5.25
 3/30/1993                                           5.20
 3/31/1993                                           5.24
  4/1/1993                                           5.24
  4/2/1993                                           5.31
  4/5/1993                                           5.27
  4/6/1993                                           5.22
  4/7/1993                                           5.23
  4/8/1993                                           5.13
  4/9/1993                                             ND
 4/12/1993                                           5.09
 4/13/1993                                           5.10
 4/14/1993                                           5.07
 4/15/1993                                           5.06
 4/16/1993                                           5.08
 4/19/1993                                           5.07
 4/20/1993                                           5.07
 4/21/1993                                           5.05
 4/22/1993                                           5.04
 4/23/1993                                           5.06
 4/26/1993                                           5.09
 4/27/1993                                           5.19
 4/28/1993                                           5.18
 4/29/1993                                           5.10
 4/30/1993                                           5.14
  5/3/1993                                           5.06
  5/4/1993                                           5.04
  5/5/1993                                           5.07
  5/6/1993                                           5.03
  5/7/1993                                           5.04
 5/10/1993                                           5.02
 5/11/1993                                           5.03
 5/12/1993                                           5.07
 5/13/1993                                           5.15
 5/14/1993                                           5.21
 5/17/1993                                           5.27
 5/18/1993                                           5.30
 5/19/1993                                           5.26
 5/20/1993                                           5.25
 5/21/1993                                           5.34
 5/24/1993                                           5.37
 5/25/1993                                           5.38
 5/26/1993                                           5.35
 5/27/1993                                           5.35
 5/28/1993                                           5.37
 5/31/1993                                             ND
  6/1/1993                                           5.28
  6/2/1993                                           5.27
  6/3/1993                                           5.23
  6/4/1993                                           5.36
  6/7/1993                                           5.34
  6/8/1993                                           5.35
  6/9/1993                                           5.33
 6/10/1993                                           5.34
 6/11/1993                                           5.22
 6/14/1993                                           5.20
 6/15/1993                                           5.19
 6/16/1993                                           5.18
 6/17/1993                                           5.17
 6/18/1993                                           5.23
 6/21/1993                                           5.20
 6/22/1993                                           5.21
 6/23/1993                                           5.20
 6/24/1993                                           5.16
 6/25/1993                                           5.13
 6/28/1993                                           5.08
 6/29/1993                                           5.05
 6/30/1993                                           5.05
  7/1/1993                                           5.04
  7/2/1993                                           4.98
  7/5/1993                                             ND
  7/6/1993                                           5.04
  7/7/1993                                           5.04
  7/8/1993                                           5.02
  7/9/1993                                           5.00
 7/12/1993                                           5.00
 7/13/1993                                           5.03
 7/14/1993                                           4.98
 7/15/1993                                           4.99
 7/16/1993                                           4.99
 7/19/1993                                           5.00
 7/20/1993                                           5.08
 7/21/1993                                           5.17
 7/22/1993                                           5.24
 7/23/1993                                           5.28
 7/26/1993                                           5.25
 7/27/1993                                           5.26
 7/28/1993                                           5.23
 7/29/1993                                           5.13
 7/30/1993                                           5.16
  8/2/1993                                           5.20
  8/3/1993                                           5.19
  8/4/1993                                           5.20
  8/5/1993                                           5.18
  8/6/1993                                           5.16
  8/9/1993                                           5.12
 8/10/1993                                           5.14
 8/11/1993                                           5.13
 8/12/1993                                           5.13
 8/13/1993                                           5.08
 8/16/1993                                           5.05
 8/17/1993                                           5.07
 8/18/1993                                           5.04
 8/19/1993                                           4.97
 8/20/1993                                           4.96
 8/23/1993                                           4.98
 8/24/1993                                           4.90
 8/25/1993                                           4.86
 8/26/1993                                           4.78
 8/27/1993                                           4.83
 8/30/1993                                           4.78
 8/31/1993                                           4.80
  9/1/1993                                           4.81
  9/2/1993                                           4.76
  9/3/1993                                           4.65
  9/6/1993                                             ND
  9/7/1993                                           4.60
  9/8/1993                                           4.63
  9/9/1993                                           4.74
 9/10/1993                                           4.67
 9/13/1993                                           4.66
 9/14/1993                                           4.77
 9/15/1993                                           4.75
 9/16/1993                                           4.74
 9/17/1993                                           4.75
 9/20/1993                                           4.79
 9/21/1993                                           4.80
 9/22/1993                                           4.81
 9/23/1993                                           4.80
 9/24/1993                                           4.81
 9/27/1993                                           4.69
 9/28/1993                                           4.67
 9/29/1993                                           4.74
 9/30/1993                                           4.79
 10/1/1993                                           4.72
 10/4/1993                                           4.71
 10/5/1993                                           4.72
 10/6/1993                                           4.70
 10/7/1993                                           4.69
 10/8/1993                                           4.61
10/11/1993                                             ND
10/12/1993                                           4.64
10/13/1993                                           4.64
10/14/1993                                           4.61
10/15/1993                                           4.57
10/18/1993                                           4.66
10/19/1993                                           4.66
10/20/1993                                           4.64
10/21/1993                                           4.72
10/22/1993                                           4.76
10/25/1993                                           4.82
10/26/1993                                           4.79
10/27/1993                                           4.82
10/28/1993                                           4.83
10/29/1993                                           4.83
 11/1/1993                                           4.96
 11/2/1993                                           5.02
 11/3/1993                                           5.01
 11/4/1993                                           5.03
 11/5/1993                                           5.11
 11/8/1993                                           5.04
 11/9/1993                                           5.02
11/10/1993                                           5.08
11/11/1993                                             ND
11/12/1993                                           5.02
11/15/1993                                           5.02
11/16/1993                                           4.98
11/17/1993                                           4.99
11/18/1993                                           5.06
11/19/1993                                           5.16
11/22/1993                                           5.20
11/23/1993                                           5.14
11/24/1993                                           5.11
11/25/1993                                             ND
11/26/1993                                           5.08
11/29/1993                                           5.08
11/30/1993                                           5.15
 12/1/1993                                           5.14
 12/2/1993                                           5.16
 12/3/1993                                           5.16
 12/6/1993                                           5.09
 12/7/1993                                           5.10
 12/8/1993                                           5.09
 12/9/1993                                           5.07
12/10/1993                                           5.13
12/13/1993                                           5.16
12/14/1993                                           5.20
12/15/1993                                           5.19
12/16/1993                                           5.20
12/17/1993                                           5.17
12/20/1993                                           5.20
12/21/1993                                           5.22
12/22/1993                                           5.13
12/23/1993                                           5.10
12/24/1993                                             ND
12/27/1993                                           5.09
12/28/1993                                           5.10
12/29/1993                                           5.12
12/30/1993                                           5.20
12/31/1993                                           5.21
  1/3/1994                                           5.29
  1/4/1994                                           5.26
  1/5/1994                                           5.27
  1/6/1994                                           5.21
  1/7/1994                                           5.03
 1/10/1994                                           5.01
 1/11/1994                                           5.00
 1/12/1994                                           4.95
 1/13/1994                                           5.08
 1/14/1994                                           5.12
 1/17/1994                                             ND
 1/18/1994                                           5.09
 1/19/1994                                           5.08
 1/20/1994                                           5.02
 1/21/1994                                           5.05
 1/24/1994                                           5.06
 1/25/1994                                           5.08
 1/26/1994                                           5.09
 1/27/1994                                           5.04
 1/28/1994                                           4.99
 1/31/1994                                           5.02
  2/1/1994                                           5.10
  2/2/1994                                           5.11
  2/3/1994                                           5.17
  2/4/1994                                           5.32
  2/7/1994                                           5.36
  2/8/1994                                           5.38
  2/9/1994                                           5.35
 2/10/1994                                           5.36
 2/11/1994                                           5.34
 2/14/1994                                           5.36
 2/15/1994                                           5.34
 2/16/1994                                           5.35
 2/17/1994                                           5.45
 2/18/1994                                           5.52
 2/21/1994                                             ND
 2/22/1994                                           5.50
 2/23/1994                                           5.59
 2/24/1994                                           5.66
 2/25/1994                                           5.65
 2/28/1994                                           5.60
  3/1/1994                                           5.74
  3/2/1994                                           5.74
  3/3/1994                                           5.79
  3/4/1994                                           5.82
  3/7/1994                                           5.77
  3/8/1994                                           5.84
  3/9/1994                                           5.84
 3/10/1994                                           5.90
 3/11/1994                                           5.89
 3/14/1994                                           5.94
 3/15/1994                                           5.91
 3/16/1994                                           5.86
 3/17/1994                                           5.88
 3/18/1994                                           5.97
 3/21/1994                                           6.03
 3/22/1994                                           5.92
 3/23/1994                                           5.92
 3/24/1994                                           6.05
 3/25/1994                                           6.08
 3/28/1994                                           6.10
 3/29/1994                                           6.19
 3/30/1994                                           6.24
 3/31/1994                                           6.23
  4/1/1994                                             ND
  4/4/1994                                           6.64
  4/5/1994                                           6.47
  4/6/1994                                           6.42
  4/7/1994                                           6.38
  4/8/1994                                           6.46
 4/11/1994                                           6.46
 4/12/1994                                           6.40
 4/13/1994                                           6.47
 4/14/1994                                           6.51
 4/15/1994                                           6.50
 4/18/1994                                           6.70
 4/19/1994                                           6.68
 4/20/1994                                           6.62
 4/21/1994                                           6.49
 4/22/1994                                           6.53
 4/25/1994                                           6.48
 4/26/1994                                           6.46
 4/27/1994                                             ND
 4/28/1994                                           6.65
 4/29/1994                                           6.64
  5/2/1994                                           6.69
  5/3/1994                                           6.73
  5/4/1994                                           6.74
  5/5/1994                                           6.70
  5/6/1994                                           6.95
  5/9/1994                                           7.09
 5/10/1994                                           6.93
 5/11/1994                                           7.02
 5/12/1994                                           6.97
 5/13/1994                                           6.89
 5/16/1994                                           6.85
 5/17/1994                                           6.66
 5/18/1994                                           6.61
 5/19/1994                                           6.52
 5/20/1994                                           6.59
 5/23/1994                                           6.76
 5/24/1994                                           6.75
 5/25/1994                                           6.74
 5/26/1994                                           6.69
 5/27/1994                                           6.73
 5/30/1994                                             ND
 5/31/1994                                           6.77
  6/1/1994                                           6.74
  6/2/1994                                           6.68
  6/3/1994                                           6.59
  6/6/1994                                           6.49
  6/7/1994                                           6.53
  6/8/1994                                           6.53
  6/9/1994                                           6.54
 6/10/1994                                           6.60
 6/13/1994                                           6.66
 6/14/1994                                           6.58
 6/15/1994                                           6.67
 6/16/1994                                           6.65
 6/17/1994                                           6.71
 6/20/1994                                           6.74
 6/21/1994                                           6.82
 6/22/1994                                           6.75
 6/23/1994                                           6.70
 6/24/1994                                           6.81
 6/27/1994                                           6.79
 6/28/1994                                           6.88
 6/29/1994                                           6.87
 6/30/1994                                           6.97
  7/1/1994                                           6.95
  7/4/1994                                             ND
  7/5/1994                                           6.93
  7/6/1994                                           6.92
  7/7/1994                                           6.89
  7/8/1994                                           7.04
 7/11/1994                                           7.09
 7/12/1994                                           7.03
 7/13/1994                                           7.02
 7/14/1994                                           6.85
 7/15/1994                                           6.84
 7/18/1994                                           6.79
 7/19/1994                                           6.73
 7/20/1994                                           6.84
 7/21/1994                                           6.89
 7/22/1994                                           6.92
 7/25/1994                                           6.90
 7/26/1994                                           6.90
 7/27/1994                                           6.99
 7/28/1994                                           6.94
 7/29/1994                                           6.73
  8/1/1994                                           6.75
  8/2/1994                                           6.73
  8/3/1994                                           6.70
  8/4/1994                                           6.72
  8/5/1994                                           6.93
  8/8/1994                                           6.93
  8/9/1994                                           6.97
 8/10/1994                                           6.95
 8/11/1994                                           7.00
 8/12/1994                                           6.94
 8/15/1994                                           6.96
 8/16/1994                                           6.86
 8/17/1994                                           6.81
 8/18/1994                                           6.93
 8/19/1994                                           6.92
 8/22/1994                                           6.97
 8/23/1994                                           6.94
 8/24/1994                                           6.87
 8/25/1994                                           6.93
 8/26/1994                                           6.87
 8/29/1994                                           6.87
 8/30/1994                                           6.83
 8/31/1994                                           6.81
  9/1/1994                                           6.81
  9/2/1994                                           6.82
  9/5/1994                                             ND
  9/6/1994                                           6.88
  9/7/1994                                           6.92
  9/8/1994                                           6.92
  9/9/1994                                           7.06
 9/12/1994                                           7.08
 9/13/1994                                           7.05
 9/14/1994                                           7.02
 9/15/1994                                           6.97
 9/16/1994                                           7.13
 9/19/1994                                           7.11
 9/20/1994                                           7.15
 9/21/1994                                           7.20
 9/22/1994                                           7.20
 9/23/1994                                           7.20
 9/26/1994                                           7.21
 9/27/1994                                           7.24
 9/28/1994                                           7.21
 9/29/1994                                           7.29
 9/30/1994                                           7.28
 10/3/1994                                           7.35
 10/4/1994                                           7.37
 10/5/1994                                           7.42
 10/6/1994                                           7.43
 10/7/1994                                           7.34
10/10/1994                                             ND
10/11/1994                                           7.30
10/12/1994                                           7.34
10/13/1994                                           7.30
10/14/1994                                           7.26
10/17/1994                                           7.28
10/18/1994                                           7.29
10/19/1994                                           7.34
10/20/1994                                           7.46
10/21/1994                                           7.46
10/24/1994                                           7.52
10/25/1994                                           7.54
10/26/1994                                           7.55
10/27/1994                                           7.55
10/28/1994                                           7.48
10/31/1994                                           7.48
 11/1/1994                                           7.58
 11/2/1994                                           7.63
 11/3/1994                                           7.65
 11/4/1994                                           7.72
 11/7/1994                                           7.73
 11/8/1994                                           7.69
 11/9/1994                                           7.64
11/10/1994                                           7.69
11/11/1994                                             ND
11/14/1994                                           7.66
11/15/1994                                           7.69
11/16/1994                                           7.73
11/17/1994                                           7.79
11/18/1994                                           7.79
11/21/1994                                           7.83
11/22/1994                                           7.82
11/23/1994                                           7.64
11/24/1994                                             ND
11/25/1994                                           7.65
11/28/1994                                           7.77
11/29/1994                                           7.86
11/30/1994                                           7.79
 12/1/1994                                           7.80
 12/2/1994                                           7.71
 12/5/1994                                           7.78
 12/6/1994                                           7.65
 12/7/1994                                           7.74
 12/8/1994                                           7.77
 12/9/1994                                           7.74
12/12/1994                                           7.82
12/13/1994                                           7.84
12/14/1994                                           7.74
12/15/1994                                           7.73
12/16/1994                                           7.76
12/19/1994                                           7.77
12/20/1994                                           7.76
12/21/1994                                           7.75
12/22/1994                                           7.83
12/23/1994                                           7.86
12/26/1994                                             ND
12/27/1994                                           7.78
12/28/1994                                           7.81
12/29/1994                                           7.83
12/30/1994                                           7.83
  1/2/1995                                             ND
  1/3/1995                                           7.88
  1/4/1995                                           7.81
  1/5/1995                                           7.87
  1/6/1995                                           7.87
  1/9/1995                                           7.90
 1/10/1995                                           7.85
 1/11/1995                                           7.80
 1/12/1995                                           7.80
 1/13/1995                                           7.64
 1/16/1995                                             ND
 1/17/1995                                           7.68
 1/18/1995                                           7.71
 1/19/1995                                           7.74
 1/20/1995                                           7.80
 1/23/1995                                           7.80
 1/24/1995                                           7.82
 1/25/1995                                           7.76
 1/26/1995                                           7.70
 1/27/1995                                           7.60
 1/30/1995                                           7.55
 1/31/1995                                           7.54
  2/1/1995                                           7.56
  2/2/1995                                           7.63
  2/3/1995                                           7.40
  2/6/1995                                           7.43
  2/7/1995                                           7.44
  2/8/1995                                           7.43
  2/9/1995                                           7.50
 2/10/1995                                           7.55
 2/13/1995                                           7.54
 2/14/1995                                           7.45
 2/15/1995                                           7.37
 2/16/1995                                           7.29
 2/17/1995                                           7.33
 2/20/1995                                             ND
 2/21/1995                                           7.35
 2/22/1995                                           7.20
 2/23/1995                                           7.20
 2/24/1995                                           7.16
 2/27/1995                                           7.06
 2/28/1995                                           7.06
  3/1/1995                                           7.06
  3/2/1995                                           7.15
  3/3/1995                                           7.19
  3/6/1995                                           7.24
  3/7/1995                                           7.28
  3/8/1995                                           7.20
  3/9/1995                                           7.11
 3/10/1995                                           7.07
 3/13/1995                                           7.01
 3/14/1995                                           6.93
 3/15/1995                                           6.93
 3/16/1995                                           6.89
 3/17/1995                                           6.97
 3/20/1995                                           6.98
 3/21/1995                                           7.01
 3/22/1995                                           7.05
 3/23/1995                                           7.06
 3/24/1995                                           6.93
 3/27/1995                                           6.90
 3/28/1995                                           7.02
 3/29/1995                                           6.98
 3/30/1995                                           7.05
 3/31/1995                                           7.08
  4/3/1995                                           7.00
  4/4/1995                                           6.96
  4/5/1995                                           6.97
  4/6/1995                                           6.92
  4/7/1995                                           6.93
 4/10/1995                                           6.94
 4/11/1995                                           6.92
 4/12/1995                                           6.89
 4/13/1995                                           6.82
 4/14/1995                                             ND
 4/17/1995                                           6.80
 4/18/1995                                           6.77
 4/19/1995                                           6.82
 4/20/1995                                           6.76
 4/21/1995                                           6.77
 4/24/1995                                           6.77
 4/25/1995                                           6.79
 4/26/1995                                           6.79
 4/27/1995                                           6.84
 4/28/1995                                           6.88
  5/1/1995                                           6.90
  5/2/1995                                           6.83
  5/3/1995                                           6.73
  5/4/1995                                           6.63
  5/5/1995                                           6.42
  5/8/1995                                           6.44
  5/9/1995                                           6.33
 5/10/1995                                           6.39
 5/11/1995                                           6.45
 5/12/1995                                           6.46
 5/15/1995                                           6.41
 5/16/1995                                           6.36
 5/17/1995                                           6.35
 5/18/1995                                           6.44
 5/19/1995                                           6.43
 5/22/1995                                           6.46
 5/23/1995                                           6.37
 5/24/1995                                           6.20
 5/25/1995                                           6.18
 5/26/1995                                           6.18
 5/29/1995                                             ND
 5/30/1995                                           6.08
 5/31/1995                                           6.08
  6/1/1995                                           5.94
  6/2/1995                                           5.80
  6/5/1995                                           5.79
  6/6/1995                                           5.83
  6/7/1995                                           5.95
  6/8/1995                                           6.02
  6/9/1995                                           6.21
 6/12/1995                                           6.16
 6/13/1995                                           5.88
 6/14/1995                                           5.88
 6/15/1995                                           5.93
 6/16/1995                                           5.96
 6/19/1995                                           5.87
 6/20/1995                                           5.92
 6/21/1995                                           5.89
 6/22/1995                                           5.80
 6/23/1995                                           5.83
 6/26/1995                                           5.90
 6/27/1995                                           5.94
 6/28/1995                                           5.88
 6/29/1995                                           6.07
 6/30/1995                                           5.98
  7/3/1995                                           5.97
  7/4/1995                                             ND
  7/5/1995                                           5.95
  7/6/1995                                           5.75
  7/7/1995                                           5.74
 7/10/1995                                           5.74
 7/11/1995                                           5.80
 7/12/1995                                           5.80
 7/13/1995                                           5.80
 7/14/1995                                           5.89
 7/17/1995                                           5.97
 7/18/1995                                           6.01
 7/19/1995                                           6.15
 7/20/1995                                           6.15
 7/21/1995                                           6.26
 7/24/1995                                           6.20
 7/25/1995                                           6.19
 7/26/1995                                           6.24
 7/27/1995                                           6.18
 7/28/1995                                           6.22
 7/31/1995                                           6.16
  8/1/1995                                           6.22
  8/2/1995                                           6.15
  8/3/1995                                           6.24
  8/4/1995                                           6.20
  8/7/1995                                           6.18
  8/8/1995                                           6.17
  8/9/1995                                           6.21
 8/10/1995                                           6.25
 8/11/1995                                           6.37
 8/14/1995                                           6.36
 8/15/1995                                           6.37
 8/16/1995                                           6.32
 8/17/1995                                           6.37
 8/18/1995                                           6.36
 8/21/1995                                           6.31
 8/22/1995                                           6.35
 8/23/1995                                           6.37
 8/24/1995                                           6.26
 8/25/1995                                           6.13
 8/28/1995                                           6.10
 8/29/1995                                           6.15
 8/30/1995                                           6.10
 8/31/1995                                           6.07
  9/1/1995                                           6.00
  9/4/1995                                             ND
  9/5/1995                                           5.96
  9/6/1995                                           5.95
  9/7/1995                                           6.00
  9/8/1995                                           6.04
 9/11/1995                                           6.05
 9/12/1995                                           5.96
 9/13/1995                                           5.99
 9/14/1995                                           5.87
 9/15/1995                                           5.91
 9/18/1995                                           5.97
 9/19/1995                                           5.94
 9/20/1995                                           5.92
 9/21/1995                                           6.03
 9/22/1995                                           6.06
 9/25/1995                                           6.08
 9/26/1995                                           6.11
 9/27/1995                                           6.08
 9/28/1995                                           6.10
 9/29/1995                                           6.01
 10/2/1995                                           5.98
 10/3/1995                                           5.96
 10/4/1995                                           5.91
 10/5/1995                                           5.88
 10/6/1995                                           5.89
 10/9/1995                                             ND
10/10/1995                                           5.91
10/11/1995                                           5.91
10/12/1995                                           5.88
10/13/1995                                           5.80
10/16/1995                                           5.80
10/17/1995                                           5.80
10/18/1995                                           5.83
10/19/1995                                           5.83
10/20/1995                                           5.90
10/23/1995                                           5.92
10/24/1995                                           5.85
10/25/1995                                           5.80
10/26/1995                                           5.81
10/27/1995                                           5.83
10/30/1995                                           5.82
10/31/1995                                           5.81
 11/1/1995                                           5.74
 11/2/1995                                           5.68
 11/3/1995                                           5.70
 11/6/1995                                           5.73
 11/7/1995                                           5.77
 11/8/1995                                           5.69
 11/9/1995                                           5.72
11/10/1995                                           5.76
11/13/1995                                           5.72
11/14/1995                                           5.71
11/15/1995                                           5.77
11/16/1995                                           5.68
11/17/1995                                           5.66
11/20/1995                                           5.66
11/21/1995                                           5.70
11/22/1995                                           5.72
11/23/1995                                             ND
11/24/1995                                           5.70
11/27/1995                                           5.67
11/28/1995                                           5.67
11/29/1995                                           5.60
11/30/1995                                           5.53
 12/1/1995                                           5.49
 12/4/1995                                           5.43
 12/5/1995                                           5.45
 12/6/1995                                           5.49
 12/7/1995                                           5.54
 12/8/1995                                           5.56
12/11/1995                                           5.53
12/12/1995                                           5.55
12/13/1995                                           5.56
12/14/1995                                           5.55
12/15/1995                                           5.55
12/18/1995                                           5.66
12/19/1995                                           5.58
12/20/1995                                           5.55
12/21/1995                                           5.53
12/22/1995                                           5.50
12/25/1995                                             ND
12/26/1995                                           5.48
12/27/1995                                           5.46
12/28/1995                                           5.43
12/29/1995                                           5.38
  1/1/1996                                             ND
  1/2/1996                                           5.39
  1/3/1996                                           5.36
  1/4/1996                                           5.39
  1/5/1996                                           5.42
  1/8/1996                                           5.41
  1/9/1996                                           5.41
 1/10/1996                                           5.50
 1/11/1996                                           5.47
 1/12/1996                                           5.40
 1/15/1996                                             ND
 1/16/1996                                           5.37
 1/17/1996                                           5.29
 1/18/1996                                           5.25
 1/19/1996                                           5.27
 1/22/1996                                           5.34
 1/23/1996                                           5.37
 1/24/1996                                           5.30
 1/25/1996                                           5.41
 1/26/1996                                           5.34
 1/29/1996                                           5.37
 1/30/1996                                           5.30
 1/31/1996                                           5.25
  2/1/1996                                           5.24
  2/2/1996                                           5.24
  2/5/1996                                           5.30
  2/6/1996                                           5.28
  2/7/1996                                           5.27
  2/8/1996                                           5.27
  2/9/1996                                           5.25
 2/12/1996                                           5.17
 2/13/1996                                           5.14
 2/14/1996                                           5.17
 2/15/1996                                           5.23
 2/16/1996                                           5.29
 2/19/1996                                             ND
 2/20/1996                                           5.53
 2/21/1996                                           5.56
 2/22/1996                                           5.47
 2/23/1996                                           5.53
 2/26/1996                                           5.56
 2/27/1996                                           5.63
 2/28/1996                                           5.73
 2/29/1996                                           5.73
  3/1/1996                                           5.60
  3/4/1996                                           5.52
  3/5/1996                                           5.60
  3/6/1996                                           5.68
  3/7/1996                                           5.71
  3/8/1996                                           6.05
 3/11/1996                                           6.00
 3/12/1996                                           6.04
 3/13/1996                                           6.03
 3/14/1996                                           6.03
 3/15/1996                                           6.19
 3/18/1996                                           6.16
 3/19/1996                                           6.15
 3/20/1996                                           6.05
 3/21/1996                                           6.01
 3/22/1996                                           6.05
 3/25/1996                                           6.00
 3/26/1996                                           6.00
 3/27/1996                                           6.12
 3/28/1996                                           6.20
 3/29/1996                                           6.10
  4/1/1996                                           6.09
  4/2/1996                                           6.02
  4/3/1996                                           6.06
  4/4/1996                                           6.12
  4/5/1996                                           6.40
  4/8/1996                                           6.46
  4/9/1996                                           6.37
 4/10/1996                                           6.44
 4/11/1996                                           6.50
 4/12/1996                                           6.31
 4/15/1996                                           6.27
 4/16/1996                                           6.28
 4/17/1996                                           6.33
 4/18/1996                                           6.39
 4/19/1996                                           6.32
 4/22/1996                                           6.28
 4/23/1996                                           6.31
 4/24/1996                                           6.34
 4/25/1996                                           6.31
 4/26/1996                                           6.29
 4/29/1996                                           6.33
 4/30/1996                                           6.40
  5/1/1996                                           6.39
  5/2/1996                                           6.56
  5/3/1996                                           6.61
  5/6/1996                                           6.57
  5/7/1996                                           6.60
  5/8/1996                                           6.56
  5/9/1996                                           6.57
 5/10/1996                                           6.45
 5/13/1996                                           6.45
 5/14/1996                                           6.40
 5/15/1996                                           6.39
 5/16/1996                                           6.45
 5/17/1996                                           6.41
 5/20/1996                                           6.38
 5/21/1996                                           6.41
 5/22/1996                                           6.38
 5/23/1996                                           6.44
 5/24/1996                                           6.42
 5/27/1996                                             ND
 5/28/1996                                           6.44
 5/29/1996                                           6.56
 5/30/1996                                           6.55
 5/31/1996                                           6.64
  6/3/1996                                           6.64
  6/4/1996                                           6.62
  6/5/1996                                           6.60
  6/6/1996                                           6.52
  6/7/1996                                           6.75
 6/10/1996                                           6.77
 6/11/1996                                           6.77
 6/12/1996                                           6.81
 6/13/1996                                           6.80
 6/14/1996                                           6.72
 6/17/1996                                           6.68
 6/18/1996                                           6.71
 6/19/1996                                           6.74
 6/20/1996                                           6.77
 6/21/1996                                           6.74
 6/24/1996                                           6.72
 6/25/1996                                           6.70
 6/26/1996                                           6.67
 6/27/1996                                           6.59
 6/28/1996                                           6.47
  7/1/1996                                           6.49
  7/2/1996                                           6.56
  7/3/1996                                           6.53
  7/4/1996                                             ND
  7/5/1996                                           6.82
  7/8/1996                                           6.81
  7/9/1996                                           6.78
 7/10/1996                                           6.71
 7/11/1996                                           6.67
 7/12/1996                                           6.65
 7/15/1996                                           6.67
 7/16/1996                                           6.61
 7/17/1996                                           6.61
 7/18/1996                                           6.50
 7/19/1996                                           6.55
 7/22/1996                                           6.62
 7/23/1996                                           6.60
 7/24/1996                                           6.63
 7/25/1996                                           6.65
 7/26/1996                                           6.62
 7/29/1996                                           6.69
 7/30/1996                                           6.65
 7/31/1996                                           6.57
  8/1/1996                                           6.41
  8/2/1996                                           6.26
  8/5/1996                                           6.28
  8/6/1996                                           6.29
  8/7/1996                                           6.30
  8/8/1996                                           6.29
  8/9/1996                                           6.25
 8/12/1996                                           6.24
 8/13/1996                                           6.32
 8/14/1996                                           6.33
 8/15/1996                                           6.37
 8/16/1996                                           6.31
 8/19/1996                                           6.34
 8/20/1996                                           6.34
 8/21/1996                                           6.35
 8/22/1996                                           6.38
 8/23/1996                                           6.48
 8/26/1996                                           6.57
 8/27/1996                                           6.55
 8/28/1996                                           6.56
 8/29/1996                                           6.61
 8/30/1996                                           6.73
  9/2/1996                                             ND
  9/3/1996                                           6.71
  9/4/1996                                           6.74
  9/5/1996                                           6.76
  9/6/1996                                           6.72
  9/9/1996                                           6.67
 9/10/1996                                           6.70
 9/11/1996                                           6.70
 9/12/1996                                           6.64
 9/13/1996                                           6.48
 9/16/1996                                           6.49
 9/17/1996                                           6.57
 9/18/1996                                           6.61
 9/19/1996                                           6.65
 9/20/1996                                           6.62
 9/23/1996                                           6.60
 9/24/1996                                           6.52
 9/25/1996                                           6.46
 9/26/1996                                           6.41
 9/27/1996                                           6.43
 9/30/1996                                           6.46
 10/1/1996                                           6.39
 10/2/1996                                           6.35
 10/3/1996                                           6.35
 10/4/1996                                           6.20
 10/7/1996                                           6.25
 10/8/1996                                           6.26
 10/9/1996                                           6.31
10/10/1996                                           6.37
10/11/1996                                           6.29
10/14/1996                                             ND
10/15/1996                                           6.30
10/16/1996                                           6.31
10/17/1996                                           6.25
10/18/1996                                           6.25
10/21/1996                                           6.27
10/22/1996                                           6.31
10/23/1996                                           6.31
10/24/1996                                           6.29
10/25/1996                                           6.26
10/28/1996                                           6.29
10/29/1996                                           6.12
10/30/1996                                           6.12
10/31/1996                                           6.10
 11/1/1996                                           6.11
 11/4/1996                                           6.10
 11/5/1996                                           6.03
 11/6/1996                                           6.05
 11/7/1996                                           6.01
 11/8/1996                                           6.04
11/11/1996                                             ND
11/12/1996                                           5.98
11/13/1996                                           5.99
11/14/1996                                           5.93
11/15/1996                                           5.96
11/18/1996                                           5.97
11/19/1996                                           5.94
11/20/1996                                           5.92
11/21/1996                                           5.94
11/22/1996                                           5.94
11/25/1996                                           5.92
11/26/1996                                           5.91
11/27/1996                                           5.91
11/28/1996                                             ND
11/29/1996                                           5.84
 12/2/1996                                           5.85
 12/3/1996                                           5.84
 12/4/1996                                           5.89
 12/5/1996                                           5.99
 12/6/1996                                           6.02
 12/9/1996                                           5.97
12/10/1996                                           5.99
12/11/1996                                           6.14
12/12/1996                                           6.14
12/13/1996                                           6.06
12/16/1996                                           6.13
12/17/1996                                           6.17
12/18/1996                                           6.21
12/19/1996                                           6.13
12/20/1996                                           6.12
12/23/1996                                           6.12
12/24/1996                                           6.13
12/25/1996                                             ND
12/26/1996                                           6.13
12/27/1996                                           6.09
12/30/1996                                           6.10
12/31/1996                                           6.21
  1/1/1997                                             ND
  1/2/1997                                           6.30
  1/3/1997                                           6.28
  1/6/1997                                           6.30
  1/7/1997                                           6.32
  1/8/1997                                           6.34
  1/9/1997                                           6.27
 1/10/1997                                           6.40
 1/13/1997                                           6.40
 1/14/1997                                           6.30
 1/15/1997                                           6.30
 1/16/1997                                           6.33
 1/17/1997                                           6.32
 1/20/1997                                             ND
 1/21/1997                                           6.29
 1/22/1997                                           6.32
 1/23/1997                                           6.35
 1/24/1997                                           6.39
 1/27/1997                                           6.42
 1/28/1997                                           6.38
 1/29/1997                                           6.38
 1/30/1997                                           6.35
 1/31/1997                                           6.26
  2/3/1997                                           6.21
  2/4/1997                                           6.19
  2/5/1997                                           6.21
  2/6/1997                                           6.22
  2/7/1997                                           6.17
 2/10/1997                                           6.16
 2/11/1997                                           6.18
 2/12/1997                                           6.19
 2/13/1997                                           6.12
 2/14/1997                                           6.07
 2/17/1997                                             ND
 2/18/1997                                           6.08
 2/19/1997                                           6.10
 2/20/1997                                           6.17
 2/21/1997                                           6.16
 2/24/1997                                           6.19
 2/25/1997                                           6.20
 2/26/1997                                           6.37
 2/27/1997                                           6.40
 2/28/1997                                           6.39
  3/3/1997                                           6.41
  3/4/1997                                           6.44
  3/5/1997                                           6.43
  3/6/1997                                           6.45
  3/7/1997                                           6.39
 3/10/1997                                           6.40
 3/11/1997                                           6.40
 3/12/1997                                           6.43
 3/13/1997                                           6.55
 3/14/1997                                           6.53
 3/17/1997                                           6.55
 3/18/1997                                           6.56
 3/19/1997                                           6.58
 3/20/1997                                           6.61
 3/21/1997                                           6.61
 3/24/1997                                           6.58
 3/25/1997                                           6.63
 3/26/1997                                           6.66
 3/27/1997                                           6.76
 3/28/1997                                             ND
 3/31/1997                                           6.77
  4/1/1997                                           6.74
  4/2/1997                                           6.73
  4/3/1997                                           6.72
  4/4/1997                                           6.78
  4/7/1997                                           6.73
  4/8/1997                                           6.76
  4/9/1997                                           6.77
 4/10/1997                                           6.78
 4/11/1997                                           6.85
 4/14/1997                                           6.86
 4/15/1997                                           6.76
 4/16/1997                                           6.79
 4/17/1997                                           6.75
 4/18/1997                                           6.73
 4/21/1997                                           6.76
 4/22/1997                                           6.73
 4/23/1997                                           6.78
 4/24/1997                                           6.83
 4/25/1997                                           6.83
 4/28/1997                                           6.81
 4/29/1997                                           6.64
 4/30/1997                                           6.57
  5/1/1997                                           6.55
  5/2/1997                                           6.54
  5/5/1997                                           6.54
  5/6/1997                                           6.56
  5/7/1997                                           6.63
  5/8/1997                                           6.59
  5/9/1997                                           6.51
 5/12/1997                                           6.50
 5/13/1997                                           6.60
 5/14/1997                                           6.54
 5/15/1997                                           6.52
 5/16/1997                                           6.55
 5/19/1997                                           6.57
 5/20/1997                                           6.54
 5/21/1997                                           6.57
 5/22/1997                                           6.61
 5/23/1997                                           6.59
 5/26/1997                                             ND
 5/27/1997                                           6.64
 5/28/1997                                           6.65
 5/29/1997                                           6.61
 5/30/1997                                           6.51
  6/2/1997                                           6.52
  6/3/1997                                           6.49
  6/4/1997                                           6.49
  6/5/1997                                           6.49
  6/6/1997                                           6.39
  6/9/1997                                           6.44
 6/10/1997                                           6.46
 6/11/1997                                           6.45
 6/12/1997                                           6.35
 6/13/1997                                           6.30
 6/16/1997                                           6.28
 6/17/1997                                           6.31
 6/18/1997                                           6.29
 6/19/1997                                           6.29
 6/20/1997                                           6.27
 6/23/1997                                           6.30
 6/24/1997                                           6.31
 6/25/1997                                           6.34
 6/26/1997                                           6.36
 6/27/1997                                           6.35
 6/30/1997                                           6.40
  7/1/1997                                           6.33
  7/2/1997                                           6.30
  7/3/1997                                           6.20
  7/4/1997                                             ND
  7/7/1997                                           6.17
  7/8/1997                                           6.17
  7/9/1997                                           6.15
 7/10/1997                                           6.15
 7/11/1997                                           6.13
 7/14/1997                                           6.16
 7/15/1997                                           6.16
 7/16/1997                                           6.11
 7/17/1997                                           6.11
 7/18/1997                                           6.16
 7/21/1997                                           6.18
 7/22/1997                                           6.07
 7/23/1997                                           6.06
 7/24/1997                                           6.06
 7/25/1997                                           6.08
 7/28/1997                                           6.06
 7/29/1997                                           6.00
 7/30/1997                                           5.95
 7/31/1997                                           5.90
  8/1/1997                                           6.08
  8/4/1997                                           6.12
  8/5/1997                                           6.13
  8/6/1997                                           6.11
  8/7/1997                                           6.14
  8/8/1997                                           6.23
 8/11/1997                                           6.20
 8/12/1997                                           6.22
 8/13/1997                                           6.19
 8/14/1997                                           6.13
 8/15/1997                                           6.10
 8/18/1997                                           6.06
 8/19/1997                                           6.07
 8/20/1997                                           6.10
 8/21/1997                                           6.15
 8/22/1997                                           6.21
 8/25/1997                                           6.25
 8/26/1997                                           6.24
 8/27/1997                                           6.23
 8/28/1997                                           6.18
 8/29/1997                                           6.22
  9/1/1997                                             ND
  9/2/1997                                           6.20
  9/3/1997                                           6.21
  9/4/1997                                           6.22
  9/5/1997                                           6.24
  9/8/1997                                           6.23
  9/9/1997                                           6.24
 9/10/1997                                           6.26
 9/11/1997                                           6.27
 9/12/1997                                           6.17
 9/15/1997                                           6.17
 9/16/1997                                           6.00
 9/17/1997                                           5.99
 9/18/1997                                           6.02
 9/19/1997                                           6.01
 9/22/1997                                           5.99
 9/23/1997                                           6.02
 9/24/1997                                           5.97
 9/25/1997                                           6.04
 9/26/1997                                           5.99
 9/29/1997                                           5.99
 9/30/1997                                           6.00
 10/1/1997                                           5.93
 10/2/1997                                           5.91
 10/3/1997                                           5.89
 10/6/1997                                           5.85
 10/7/1997                                           5.82
 10/8/1997                                           5.96
 10/9/1997                                           5.98
10/10/1997                                           6.03
10/13/1997                                             ND
10/14/1997                                           5.97
10/15/1997                                           6.00
10/16/1997                                           6.00
10/17/1997                                           6.08
10/20/1997                                           6.07
10/21/1997                                           6.07
10/22/1997                                           6.06
10/23/1997                                           5.95
10/24/1997                                           5.94
10/27/1997                                           5.79
10/28/1997                                           5.89
10/29/1997                                           5.78
10/30/1997                                           5.73
10/31/1997                                           5.72
 11/3/1997                                           5.79
 11/4/1997                                           5.83
 11/5/1997                                           5.84
 11/6/1997                                           5.79
 11/7/1997                                           5.81
11/10/1997                                           5.82
11/11/1997                                             ND
11/12/1997                                           5.81
11/13/1997                                           5.79
11/14/1997                                           5.80
11/17/1997                                           5.79
11/18/1997                                           5.80
11/19/1997                                           5.77
11/20/1997                                           5.80
11/21/1997                                           5.77
11/24/1997                                           5.81
11/25/1997                                           5.80
11/26/1997                                           5.82
11/27/1997                                             ND
11/28/1997                                           5.83
 12/1/1997                                           5.83
 12/2/1997                                           5.83
 12/3/1997                                           5.80
 12/4/1997                                           5.78
 12/5/1997                                           5.87
 12/8/1997                                           5.92
 12/9/1997                                           5.90
12/10/1997                                           5.85
12/11/1997                                           5.77
12/12/1997                                           5.71
12/15/1997                                           5.74
12/16/1997                                           5.74
12/17/1997                                           5.77
12/18/1997                                           5.74
12/19/1997                                           5.70
12/22/1997                                           5.71
12/23/1997                                           5.71
12/24/1997                                           5.72
12/25/1997                                             ND
12/26/1997                                           5.72
12/29/1997                                           5.73
12/30/1997                                           5.76
12/31/1997                                           5.71
  1/1/1998                                             ND
  1/2/1998                                           5.63
  1/5/1998                                           5.46
  1/6/1998                                           5.41
  1/7/1998                                           5.45
  1/8/1998                                           5.34
  1/9/1998                                           5.22
 1/12/1998                                           5.24
 1/13/1998                                           5.28
 1/14/1998                                           5.33
 1/15/1998                                           5.34
 1/16/1998                                           5.42
 1/19/1998                                             ND
 1/20/1998                                           5.45
 1/21/1998                                           5.41
 1/22/1998                                           5.39
 1/23/1998                                           5.53
 1/26/1998                                           5.49
 1/27/1998                                           5.57
 1/28/1998                                           5.54
 1/29/1998                                           5.43
 1/30/1998                                           5.39
  2/2/1998                                           5.43
  2/3/1998                                           5.41
  2/4/1998                                           5.41
  2/5/1998                                           5.46
  2/6/1998                                           5.48
  2/9/1998                                           5.51
 2/10/1998                                           5.49
 2/11/1998                                           5.46
 2/12/1998                                           5.46
 2/13/1998                                           5.44
 2/16/1998                                             ND
 2/17/1998                                           5.41
 2/18/1998                                           5.44
 2/19/1998                                           5.47
 2/20/1998                                           5.49
 2/23/1998                                           5.53
 2/24/1998                                           5.66
 2/25/1998                                           5.60
 2/26/1998                                           5.62
 2/27/1998                                           5.59
  3/2/1998                                           5.67
  3/3/1998                                           5.72
  3/4/1998                                           5.71
  3/5/1998                                           5.71
  3/6/1998                                           5.65
  3/9/1998                                           5.61
 3/10/1998                                           5.62
 3/11/1998                                           5.57
 3/12/1998                                           5.52
 3/13/1998                                           5.54
 3/16/1998                                           5.52
 3/17/1998                                           5.53
 3/18/1998                                           5.55
 3/19/1998                                           5.56
 3/20/1998                                           5.56
 3/23/1998                                           5.56
 3/24/1998                                           5.57
 3/25/1998                                           5.62
 3/26/1998                                           5.66
 3/27/1998                                           5.67
 3/30/1998                                           5.70
 3/31/1998                                           5.64
  4/1/1998                                           5.59
  4/2/1998                                           5.54
  4/3/1998                                           5.44
  4/6/1998                                           5.49
  4/7/1998                                           5.50
  4/8/1998                                           5.54
  4/9/1998                                           5.56
 4/10/1998                                             ND
 4/13/1998                                           5.64
 4/14/1998                                           5.60
 4/15/1998                                           5.59
 4/16/1998                                           5.57
 4/17/1998                                           5.57
 4/20/1998                                           5.61
 4/21/1998                                           5.66
 4/22/1998                                           5.66
 4/23/1998                                           5.66
 4/24/1998                                           5.65
 4/27/1998                                           5.77
 4/28/1998                                           5.78
 4/29/1998                                           5.78
 4/30/1998                                           5.65
  5/1/1998                                           5.63
  5/4/1998                                           5.63
  5/5/1998                                           5.66
  5/6/1998                                           5.60
  5/7/1998                                           5.60
  5/8/1998                                           5.65
 5/11/1998                                           5.72
 5/12/1998                                           5.65
 5/13/1998                                           5.63
 5/14/1998                                           5.66
 5/15/1998                                           5.67
 5/18/1998                                           5.63
 5/19/1998                                           5.63
 5/20/1998                                           5.60
 5/21/1998                                           5.66
 5/22/1998                                           5.65
 5/25/1998                                             ND
 5/26/1998                                           5.60
 5/27/1998                                           5.57
 5/28/1998                                           5.56
 5/29/1998                                           5.56
  6/1/1998                                           5.53
  6/2/1998                                           5.56
  6/3/1998                                           5.57
  6/4/1998                                           5.60
  6/5/1998                                           5.60
  6/8/1998                                           5.60
  6/9/1998                                           5.61
 6/10/1998                                           5.55
 6/11/1998                                           5.46
 6/12/1998                                           5.43
 6/15/1998                                           5.42
 6/16/1998                                           5.49
 6/17/1998                                           5.57
 6/18/1998                                           5.55
 6/19/1998                                           5.52
 6/22/1998                                           5.52
 6/23/1998                                           5.51
 6/24/1998                                           5.48
 6/25/1998                                           5.50
 6/26/1998                                           5.49
 6/29/1998                                           5.50
 6/30/1998                                           5.47
  7/1/1998                                           5.43
  7/2/1998                                           5.43
  7/3/1998                                             ND
  7/6/1998                                           5.40
  7/7/1998                                           5.43
  7/8/1998                                           5.43
  7/9/1998                                           5.40
 7/10/1998                                           5.40
 7/13/1998                                           5.45
 7/14/1998                                           5.47
 7/15/1998                                           5.46
 7/16/1998                                           5.48
 7/17/1998                                           5.49
 7/20/1998                                           5.47
 7/21/1998                                           5.46
 7/22/1998                                           5.47
 7/23/1998                                           5.46
 7/24/1998                                           5.48
 7/27/1998                                           5.49
 7/28/1998                                           5.49
 7/29/1998                                           5.52
 7/30/1998                                           5.52
 7/31/1998                                           5.52
  8/3/1998                                           5.46
  8/4/1998                                           5.44
  8/5/1998                                           5.43
  8/6/1998                                           5.43
  8/7/1998                                           5.39
 8/10/1998                                           5.39
 8/11/1998                                           5.33
 8/12/1998                                           5.34
 8/13/1998                                           5.38
 8/14/1998                                           5.34
 8/17/1998                                           5.33
 8/18/1998                                           5.35
 8/19/1998                                           5.35
 8/20/1998                                           5.32
 8/21/1998                                           5.24
 8/24/1998                                           5.19
 8/25/1998                                           5.13
 8/26/1998                                           5.11
 8/27/1998                                           4.97
 8/28/1998                                           4.94
 8/31/1998                                           4.91
  9/1/1998                                           4.91
  9/2/1998                                           4.96
  9/3/1998                                           4.91
  9/4/1998                                           4.90
  9/7/1998                                             ND
  9/8/1998                                           4.89
  9/9/1998                                           4.79
 9/10/1998                                           4.55
 9/11/1998                                           4.65
 9/14/1998                                           4.65
 9/15/1998                                           4.68
 9/16/1998                                           4.69
 9/17/1998                                           4.60
 9/18/1998                                           4.50
 9/21/1998                                           4.51
 9/22/1998                                           4.57
 9/23/1998                                           4.48
 9/24/1998                                           4.43
 9/25/1998                                           4.40
 9/28/1998                                           4.40
 9/29/1998                                           4.40
 9/30/1998                                           4.23
 10/1/1998                                           4.10
 10/2/1998                                           4.08
 10/5/1998                                           3.95
 10/6/1998                                           4.05
 10/7/1998                                           4.13
 10/8/1998                                           4.29
 10/9/1998                                           4.46
10/12/1998                                             ND
10/13/1998                                           4.37
10/14/1998                                           4.23
10/15/1998                                           4.23
10/16/1998                                           4.04
10/19/1998                                           4.06
10/20/1998                                           4.14
10/21/1998                                           4.17
10/22/1998                                           4.19
10/23/1998                                           4.28
10/26/1998                                           4.32
10/27/1998                                           4.23
10/28/1998                                           4.18
10/29/1998                                           4.13
10/30/1998                                           4.24
 11/2/1998                                           4.39
 11/3/1998                                           4.33
 11/4/1998                                           4.48
 11/5/1998                                           4.48
 11/6/1998                                           4.58
 11/9/1998                                           4.55
11/10/1998                                           4.50
11/11/1998                                             ND
11/12/1998                                           4.47
11/13/1998                                           4.53
11/16/1998                                           4.55
11/17/1998                                           4.57
11/18/1998                                           4.58
11/19/1998                                           4.63
11/20/1998                                           4.60
11/23/1998                                           4.60
11/24/1998                                           4.63
11/25/1998                                           4.63
11/26/1998                                             ND
11/27/1998                                           4.60
11/30/1998                                           4.51
 12/1/1998                                           4.43
 12/2/1998                                           4.31
 12/3/1998                                           4.31
 12/4/1998                                           4.38
 12/7/1998                                           4.47
 12/8/1998                                           4.40
 12/9/1998                                           4.37
12/10/1998                                           4.33
12/11/1998                                           4.39
12/14/1998                                           4.35
12/15/1998                                           4.39
12/16/1998                                           4.34
12/17/1998                                           4.34
12/18/1998                                           4.38
12/21/1998                                           4.45
12/22/1998                                           4.50
12/23/1998                                           4.65
12/24/1998                                           4.74
12/25/1998                                             ND
12/28/1998                                           4.66
12/29/1998                                           4.60
12/30/1998                                           4.55
12/31/1998                                           4.56
  1/1/1999                                             ND
  1/4/1999                                           4.57
  1/5/1999                                           4.62
  1/6/1999                                           4.61
  1/7/1999                                           4.62
  1/8/1999                                           4.72
 1/11/1999                                           4.76
 1/12/1999                                           4.68
 1/13/1999                                           4.60
 1/14/1999                                           4.48
 1/15/1999                                           4.54
 1/18/1999                                             ND
 1/19/1999                                           4.60
 1/20/1999                                           4.65
 1/21/1999                                           4.60
 1/22/1999                                           4.54
 1/25/1999                                           4.55
 1/26/1999                                           4.58
 1/27/1999                                           4.57
 1/28/1999                                           4.57
 1/29/1999                                           4.55
  2/1/1999                                           4.65
  2/2/1999                                           4.70
  2/3/1999                                           4.74
  2/4/1999                                           4.82
  2/5/1999                                           4.88
  2/8/1999                                           4.86
  2/9/1999                                           4.78
 2/10/1999                                           4.79
 2/11/1999                                           4.83
 2/12/1999                                           4.96
 2/15/1999                                             ND
 2/16/1999                                           4.96
 2/17/1999                                           4.91
 2/18/1999                                           4.96
 2/19/1999                                           4.99
 2/22/1999                                           4.95
 2/23/1999                                           5.04
 2/24/1999                                           5.12
 2/25/1999                                           5.23
 2/26/1999                                           5.21
  3/1/1999                                           5.32
  3/2/1999                                           5.27
  3/3/1999                                           5.29
  3/4/1999                                           5.32
  3/5/1999                                           5.24
  3/8/1999                                           5.21
  3/9/1999                                           5.11
 3/10/1999                                           5.13
 3/11/1999                                           5.13
 3/12/1999                                           5.08
 3/15/1999                                           5.07
 3/16/1999                                           5.03
 3/17/1999                                           5.05
 3/18/1999                                           5.02
 3/19/1999                                           5.07
 3/22/1999                                           5.13
 3/23/1999                                           5.11
 3/24/1999                                           5.07
 3/25/1999                                           5.12
 3/26/1999                                           5.10
 3/29/1999                                           5.15
 3/30/1999                                           5.09
 3/31/1999                                           5.12
  4/1/1999                                           5.15
  4/2/1999                                           5.07
  4/5/1999                                           5.07
  4/6/1999                                           5.01
  4/7/1999                                           5.04
  4/8/1999                                           4.94
  4/9/1999                                           4.96
 4/12/1999                                           4.98
 4/13/1999                                           5.02
 4/14/1999                                           5.04
 4/15/1999                                           5.08
 4/16/1999                                           5.13
 4/19/1999                                           5.08
 4/20/1999                                           5.06
 4/21/1999                                           5.07
 4/22/1999                                           5.15
 4/23/1999                                           5.15
 4/26/1999                                           5.14
 4/27/1999                                           5.12
 4/28/1999                                           5.16
 4/29/1999                                           5.09
 4/30/1999                                           5.24
  5/3/1999                                           5.25
  5/4/1999                                           5.30
  5/5/1999                                           5.27
  5/6/1999                                           5.39
  5/7/1999                                           5.40
 5/10/1999                                           5.38
 5/11/1999                                           5.40
 5/12/1999                                           5.39
 5/13/1999                                           5.29
 5/14/1999                                           5.48
 5/17/1999                                           5.53
 5/18/1999                                           5.58
 5/19/1999                                           5.54
 5/20/1999                                           5.53
 5/21/1999                                           5.46
 5/24/1999                                           5.43
 5/25/1999                                           5.44
 5/26/1999                                           5.49
 5/27/1999                                           5.59
 5/28/1999                                           5.60
 5/31/1999                                             ND
  6/1/1999                                           5.74
  6/2/1999                                           5.75
  6/3/1999                                           5.75
  6/4/1999                                           5.75
  6/7/1999                                           5.73
  6/8/1999                                           5.74
  6/9/1999                                           5.79
 6/10/1999                                           5.85
 6/11/1999                                           5.92
 6/14/1999                                           5.89
 6/15/1999                                           5.87
 6/16/1999                                           5.84
 6/17/1999                                           5.67
 6/18/1999                                           5.75
 6/21/1999                                           5.81
 6/22/1999                                           5.84
 6/23/1999                                           5.90
 6/24/1999                                           5.93
 6/25/1999                                           5.91
 6/28/1999                                           5.86
 6/29/1999                                           5.84
 6/30/1999                                           5.67
  7/1/1999                                           5.73
  7/2/1999                                           5.70
  7/5/1999                                             ND
  7/6/1999                                           5.77
  7/7/1999                                           5.79
  7/8/1999                                           5.72
  7/9/1999                                           5.72
 7/12/1999                                           5.62
 7/13/1999                                           5.60
 7/14/1999                                           5.63
 7/15/1999                                           5.63
 7/16/1999                                           5.57
 7/19/1999                                           5.56
 7/20/1999                                           5.54
 7/21/1999                                           5.55
 7/22/1999                                           5.66
 7/23/1999                                           5.72
 7/26/1999                                           5.73
 7/27/1999                                           5.70
 7/28/1999                                           5.70
 7/29/1999                                           5.79
 7/30/1999                                           5.82
  8/2/1999                                           5.85
  8/3/1999                                           5.86
  8/4/1999                                           5.86
  8/5/1999                                           5.77
  8/6/1999                                           5.94
  8/9/1999                                           6.04
 8/10/1999                                           6.00
 8/11/1999                                           5.96
 8/12/1999                                           5.97
 8/13/1999                                           5.88
 8/16/1999                                           5.88
 8/17/1999                                           5.80
 8/18/1999                                           5.79
 8/19/1999                                           5.81
 8/20/1999                                           5.79
 8/23/1999                                           5.79
 8/24/1999                                           5.73
 8/25/1999                                           5.63
 8/26/1999                                           5.67
 8/27/1999                                           5.75
 8/30/1999                                           5.86
 8/31/1999                                           5.88
  9/1/1999                                           5.88
  9/2/1999                                           5.90
  9/3/1999                                           5.78
  9/6/1999                                             ND
  9/7/1999                                           5.83
  9/8/1999                                           5.82
  9/9/1999                                           5.85
 9/10/1999                                           5.78
 9/13/1999                                           5.80
 9/14/1999                                           5.85
 9/15/1999                                           5.81
 9/16/1999                                           5.77
 9/17/1999                                           5.76
 9/20/1999                                           5.81
 9/21/1999                                           5.83
 9/22/1999                                           5.81
 9/23/1999                                           5.76
 9/24/1999                                           5.65
 9/27/1999                                           5.73
 9/28/1999                                           5.78
 9/29/1999                                           5.86
 9/30/1999                                           5.78
 10/1/1999                                           5.90
 10/4/1999                                           5.85
 10/5/1999                                           5.94
 10/6/1999                                           5.98
 10/7/1999                                           5.99
 10/8/1999                                           5.97
10/11/1999                                             ND
10/12/1999                                           5.99
10/13/1999                                           6.04
10/14/1999                                           6.09
10/15/1999                                           5.99
10/18/1999                                           6.03
10/19/1999                                           6.09
10/20/1999                                           6.11
10/21/1999                                           6.11
10/22/1999                                           6.13
10/25/1999                                           6.14
10/26/1999                                           6.17
10/27/1999                                           6.13
10/28/1999                                           6.05
10/29/1999                                           5.97
 11/1/1999                                           6.00
 11/2/1999                                           5.98
 11/3/1999                                           5.97
 11/4/1999                                           5.91
 11/5/1999                                           5.88
 11/8/1999                                           5.90
 11/9/1999                                           5.87
11/10/1999                                           5.90
11/11/1999                                             ND
11/12/1999                                           5.85
11/15/1999                                           5.87
11/16/1999                                           5.91
11/17/1999                                           5.98
11/18/1999                                           5.99
11/19/1999                                           6.00
11/22/1999                                           6.02
11/23/1999                                           6.02
11/24/1999                                           6.02
11/25/1999                                             ND
11/26/1999                                           6.06
11/29/1999                                           6.14
11/30/1999                                           6.11
 12/1/1999                                           6.14
 12/2/1999                                           6.16
 12/3/1999                                           6.08
 12/6/1999                                           6.07
 12/7/1999                                           6.03
 12/8/1999                                           6.06
 12/9/1999                                           6.03
12/10/1999                                           5.98
12/13/1999                                           6.01
12/14/1999                                           6.12
12/15/1999                                           6.14
12/16/1999                                           6.20
12/17/1999                                           6.22
12/20/1999                                           6.28
12/21/1999                                           6.29
12/22/1999                                           6.31
12/23/1999                                           6.33
12/24/1999                                             ND
12/27/1999                                           6.32
12/28/1999                                           6.35
12/29/1999                                           6.32
12/30/1999                                           6.30
12/31/1999                                           6.36
  1/3/2000                                           6.50
  1/4/2000                                           6.40
  1/5/2000                                           6.51
  1/6/2000                                           6.46
  1/7/2000                                           6.42
 1/10/2000                                           6.49
 1/11/2000                                           6.57
 1/12/2000                                           6.63
 1/13/2000                                           6.54
 1/14/2000                                           6.59
 1/17/2000                                             ND
 1/18/2000                                           6.65
 1/19/2000                                           6.62
 1/20/2000                                           6.67
 1/21/2000                                           6.67
 1/24/2000                                           6.59
 1/25/2000                                           6.60
 1/26/2000                                           6.62
 1/27/2000                                           6.67
 1/28/2000                                           6.68
 1/31/2000                                           6.71
  2/1/2000                                           6.68
  2/2/2000                                           6.69
  2/3/2000                                           6.56
  2/4/2000                                           6.64
  2/7/2000                                           6.76
  2/8/2000                                           6.74
  2/9/2000                                           6.77
 2/10/2000                                           6.78
 2/11/2000                                           6.77
 2/14/2000                                           6.72
 2/15/2000                                           6.74
 2/16/2000                                           6.75
 2/17/2000                                           6.76
 2/18/2000                                           6.72
 2/21/2000                                             ND
 2/22/2000                                           6.62
 2/23/2000                                           6.66
 2/24/2000                                           6.56
 2/25/2000                                           6.50
 2/28/2000                                           6.53
 2/29/2000                                           6.61
  3/1/2000                                           6.59
  3/2/2000                                           6.59
  3/3/2000                                           6.60
  3/6/2000                                           6.64
  3/7/2000                                           6.60
  3/8/2000                                           6.59
  3/9/2000                                           6.56
 3/10/2000                                           6.61
 3/13/2000                                           6.57
 3/14/2000                                           6.52
 3/15/2000                                           6.50
 3/16/2000                                           6.47
 3/17/2000                                           6.45
 3/20/2000                                           6.45
 3/21/2000                                           6.44
 3/22/2000                                           6.41
 3/23/2000                                           6.39
 3/24/2000                                           6.51
 3/27/2000                                           6.51
 3/28/2000                                           6.46
 3/29/2000                                           6.46
 3/30/2000                                           6.35
 3/31/2000                                           6.32
  4/3/2000                                           6.30
  4/4/2000                                           6.16
  4/5/2000                                           6.17
  4/6/2000                                           6.20
  4/7/2000                                           6.18
 4/10/2000                                           6.11
 4/11/2000                                           6.19
 4/12/2000                                           6.27
 4/13/2000                                           6.24
 4/14/2000                                           6.11
 4/17/2000                                           6.23
 4/18/2000                                           6.27
 4/19/2000                                           6.23
 4/20/2000                                           6.24
 4/21/2000                                             ND
 4/24/2000                                           6.23
 4/25/2000                                           6.39
 4/26/2000                                           6.40
 4/27/2000                                           6.51
 4/28/2000                                           6.56
  5/1/2000                                           6.59
  5/2/2000                                           6.60
  5/3/2000                                           6.66
  5/4/2000                                           6.70
  5/5/2000                                           6.77
  5/8/2000                                           6.83
  5/9/2000                                           6.75
 5/10/2000                                           6.69
 5/11/2000                                           6.67
 5/12/2000                                           6.76
 5/15/2000                                           6.73
 5/16/2000                                           6.72
 5/17/2000                                           6.74
 5/18/2000                                           6.79
 5/19/2000                                           6.71
 5/22/2000                                           6.66
 5/23/2000                                           6.68
 5/24/2000                                           6.71
 5/25/2000                                           6.64
 5/26/2000                                           6.57
 5/29/2000                                             ND
 5/30/2000                                           6.62
 5/31/2000                                           6.54
  6/1/2000                                           6.44
  6/2/2000                                           6.37
  6/5/2000                                           6.33
  6/6/2000                                           6.35
  6/7/2000                                           6.35
  6/8/2000                                           6.37
  6/9/2000                                           6.36
 6/12/2000                                           6.33
 6/13/2000                                           6.32
 6/14/2000                                           6.26
 6/15/2000                                           6.26
 6/16/2000                                           6.19
 6/19/2000                                           6.20
 6/20/2000                                           6.23
 6/21/2000                                           6.32
 6/22/2000                                           6.32
 6/23/2000                                           6.37
 6/26/2000                                           6.29
 6/27/2000                                           6.29
 6/28/2000                                           6.28
 6/29/2000                                           6.21
 6/30/2000                                           6.18
  7/3/2000                                           6.12
  7/4/2000                                             ND
  7/5/2000                                           6.12
  7/6/2000                                           6.16
  7/7/2000                                           6.11
 7/10/2000                                           6.13
 7/11/2000                                           6.16
 7/12/2000                                           6.20
 7/13/2000                                           6.15
 7/14/2000                                           6.25
 7/17/2000                                           6.31
 7/18/2000                                           6.30
 7/19/2000                                           6.31
 7/20/2000                                           6.15
 7/21/2000                                           6.14
 7/24/2000                                           6.18
 7/25/2000                                           6.17
 7/26/2000                                           6.16
 7/27/2000                                           6.14
 7/28/2000                                           6.16
 7/31/2000                                           6.16
  8/1/2000                                           6.12
  8/2/2000                                           6.09
  8/3/2000                                           6.07
  8/4/2000                                           6.02
  8/7/2000                                           6.07
  8/8/2000                                           6.03
  8/9/2000                                           6.03
 8/10/2000                                           6.00
 8/11/2000                                           6.07
 8/14/2000                                           6.07
 8/15/2000                                           6.11
 8/16/2000                                           6.13
 8/17/2000                                           6.13
 8/18/2000                                           6.09
 8/21/2000                                           6.10
 8/22/2000                                           6.07
 8/23/2000                                           6.02
 8/24/2000                                           6.00
 8/25/2000                                           6.00
 8/28/2000                                           6.05
 8/29/2000                                           6.08
 8/30/2000                                           6.07
 8/31/2000                                           5.98
  9/1/2000                                           5.92
  9/4/2000                                             ND
  9/5/2000                                           5.92
  9/6/2000                                           5.95
  9/7/2000                                           5.97
  9/8/2000                                           5.95
 9/11/2000                                           5.97
 9/12/2000                                           5.97
 9/13/2000                                           5.94
 9/14/2000                                           5.96
 9/15/2000                                           5.93
 9/18/2000                                           5.93
 9/19/2000                                           5.93
 9/20/2000                                           5.98
 9/21/2000                                           5.96
 9/22/2000                                           5.93
 9/25/2000                                           5.94
 9/26/2000                                           5.90
 9/27/2000                                           5.89
 9/28/2000                                           5.90
 9/29/2000                                           5.85
 10/2/2000                                           5.86
 10/3/2000                                           5.88
 10/4/2000                                           5.94
 10/5/2000                                           5.92
 10/6/2000                                           5.88
 10/9/2000                                             ND
10/10/2000                                           5.86
10/11/2000                                           5.82
10/12/2000                                           5.74
10/13/2000                                           5.73
10/16/2000                                           5.77
10/17/2000                                           5.68
10/18/2000                                           5.68
10/19/2000                                           5.69
10/20/2000                                           5.69
10/23/2000                                           5.66
10/24/2000                                           5.70
10/25/2000                                           5.74
10/26/2000                                           5.75
10/27/2000                                           5.79
10/30/2000                                           5.83
10/31/2000                                           5.83
 11/1/2000                                           5.79
 11/2/2000                                           5.78
 11/3/2000                                           5.86
 11/6/2000                                           5.91
 11/7/2000                                           5.84
 11/8/2000                                           5.83
 11/9/2000                                           5.76
11/10/2000                                           5.76
11/13/2000                                           5.72
11/14/2000                                           5.72
11/15/2000                                           5.69
11/16/2000                                           5.66
11/17/2000                                           5.67
11/20/2000                                           5.65
11/21/2000                                           5.65
11/22/2000                                           5.60
11/23/2000                                             ND
11/24/2000                                           5.63
11/27/2000                                           5.63
11/28/2000                                           5.57
11/29/2000                                           5.51
11/30/2000                                           5.42
 12/1/2000                                           5.46
 12/4/2000                                           5.45
 12/5/2000                                           5.36
 12/6/2000                                           5.26
 12/7/2000                                           5.26
 12/8/2000                                           5.32
12/11/2000                                           5.33
12/12/2000                                           5.33
12/13/2000                                           5.24
12/14/2000                                           5.19
12/15/2000                                           5.15
12/18/2000                                           5.10
12/19/2000                                           5.12
12/20/2000                                           5.00
12/21/2000                                           4.94
12/22/2000                                           4.93
12/25/2000                                             ND
12/26/2000                                           4.92
12/27/2000                                           4.99
12/28/2000                                           5.02
12/29/2000                                           4.99
  1/1/2001                                             ND
  1/2/2001                                           4.76
  1/3/2001                                           4.94
  1/4/2001                                           4.82
  1/5/2001                                           4.66
  1/8/2001                                           4.65
  1/9/2001                                           4.73
 1/10/2001                                           4.83
 1/11/2001                                           4.85
 1/12/2001                                           4.97
 1/15/2001                                             ND
 1/16/2001                                           4.96
 1/17/2001                                           4.87
 1/18/2001                                           4.74
 1/19/2001                                           4.84
 1/22/2001                                           4.87
 1/23/2001                                           4.96
 1/24/2001                                           4.98
 1/25/2001                                           4.94
 1/26/2001                                           4.93
 1/29/2001                                           4.97
 1/30/2001                                           4.91
 1/31/2001                                           4.85
  2/1/2001                                           4.78
  2/2/2001                                           4.86
  2/5/2001                                           4.88
  2/6/2001                                           4.92
  2/7/2001                                           4.91
  2/8/2001                                           4.93
  2/9/2001                                           4.85
 2/12/2001                                           4.86
 2/13/2001                                           4.90
 2/14/2001                                           4.99
 2/15/2001                                           5.06
 2/16/2001                                           4.94
 2/19/2001                                             ND
 2/20/2001                                           4.94
 2/21/2001                                           4.96
 2/22/2001                                           4.94
 2/23/2001                                           4.86
 2/26/2001                                           4.81
 2/27/2001                                           4.75
 2/28/2001                                           4.70
  3/1/2001                                           4.67
  3/2/2001                                           4.75
  3/5/2001                                           4.78
  3/6/2001                                           4.78
  3/7/2001                                           4.72
  3/8/2001                                           4.70
  3/9/2001                                           4.75
 3/12/2001                                           4.72
 3/13/2001                                           4.75
 3/14/2001                                           4.62
 3/15/2001                                           4.55
 3/16/2001                                           4.54
 3/19/2001                                           4.58
 3/20/2001                                           4.52
 3/21/2001                                           4.49
 3/22/2001                                           4.44
 3/23/2001                                           4.52
 3/26/2001                                           4.56
 3/27/2001                                           4.73
 3/28/2001                                           4.68
 3/29/2001                                           4.67
 3/30/2001                                           4.62
  4/2/2001                                           4.66
  4/3/2001                                           4.60
  4/4/2001                                           4.58
  4/5/2001                                           4.63
  4/6/2001                                           4.52
  4/9/2001                                           4.56
 4/10/2001                                           4.70
 4/11/2001                                           4.75
 4/12/2001                                           4.83
 4/13/2001                                             ND
 4/16/2001                                           4.94
 4/17/2001                                           4.87
 4/18/2001                                           4.75
 4/19/2001                                           4.86
 4/20/2001                                           4.88
 4/23/2001                                           4.78
 4/24/2001                                           4.78
 4/25/2001                                           4.88
 4/26/2001                                           4.79
 4/27/2001                                           4.94
 4/30/2001                                           4.97
  5/1/2001                                           4.94
  5/2/2001                                           4.95
  5/3/2001                                           4.87
  5/4/2001                                           4.83
  5/7/2001                                           4.82
  5/8/2001                                           4.68
  5/9/2001                                           4.65
 5/10/2001                                           4.76
 5/11/2001                                           4.99
 5/14/2001                                           4.94
 5/15/2001                                           4.95
 5/16/2001                                           4.95
 5/17/2001                                           4.99
 5/18/2001                                           4.99
 5/21/2001                                           4.99
 5/22/2001                                           4.99
 5/23/2001                                           4.96
 5/24/2001                                           5.05
 5/25/2001                                           5.04
 5/28/2001                                             ND
 5/29/2001                                           5.06
 5/30/2001                                           5.07
 5/31/2001                                           4.94
  6/1/2001                                           4.94
  6/4/2001                                           4.93
  6/5/2001                                           4.84
  6/6/2001                                           4.83
  6/7/2001                                           4.88
  6/8/2001                                           4.93
 6/11/2001                                           4.87
 6/12/2001                                           4.82
 6/13/2001                                           4.81
 6/14/2001                                           4.76
 6/15/2001                                           4.74
 6/18/2001                                           4.73
 6/19/2001                                           4.72
 6/20/2001                                           4.72
 6/21/2001                                           4.70
 6/22/2001                                           4.63
 6/25/2001                                           4.65
 6/26/2001                                           4.74
 6/27/2001                                           4.82
 6/28/2001                                           4.92
 6/29/2001                                           4.97
  7/2/2001                                           4.88
  7/3/2001                                           4.91
  7/4/2001                                             ND
  7/5/2001                                           4.95
  7/6/2001                                           4.90
  7/9/2001                                           4.88
 7/10/2001                                           4.82
 7/11/2001                                           4.81
 7/12/2001                                           4.80
 7/13/2001                                           4.82
 7/16/2001                                           4.76
 7/17/2001                                           4.78
 7/18/2001                                           4.66
 7/19/2001                                           4.69
 7/20/2001                                           4.70
 7/23/2001                                           4.68
 7/24/2001                                           4.67
 7/25/2001                                           4.74
 7/26/2001                                           4.71
 7/27/2001                                           4.64
 7/30/2001                                           4.63
 7/31/2001                                           4.57
  8/1/2001                                           4.62
  8/2/2001                                           4.69
  8/3/2001                                           4.72
  8/6/2001                                           4.71
  8/7/2001                                           4.72
  8/8/2001                                           4.61
  8/9/2001                                           4.66
 8/10/2001                                           4.61
 8/13/2001                                           4.57
 8/14/2001                                           4.59
 8/15/2001                                           4.62
 8/16/2001                                           4.58
 8/17/2001                                           4.49
 8/20/2001                                           4.55
 8/21/2001                                           4.50
 8/22/2001                                           4.53
 8/23/2001                                           4.52
 8/24/2001                                           4.55
 8/27/2001                                           4.57
 8/28/2001                                           4.48
 8/29/2001                                           4.43
 8/30/2001                                           4.42
 8/31/2001                                           4.46
  9/3/2001                                             ND
  9/4/2001                                           4.63
  9/5/2001                                           4.61
  9/6/2001                                           4.48
  9/7/2001                                           4.39
 9/10/2001                                           4.41
 9/11/2001                                             ND
 9/12/2001                                             ND
 9/13/2001                                           4.03
 9/14/2001                                           3.92
 9/17/2001                                           3.99
 9/18/2001                                           4.01
 9/19/2001                                           3.90
 9/20/2001                                           3.97
 9/21/2001                                           3.94
 9/24/2001                                           4.00
 9/25/2001                                           3.97
 9/26/2001                                           3.91
 9/27/2001                                           3.87
 9/28/2001                                           3.93
 10/1/2001                                           3.90
 10/2/2001                                           3.87
 10/3/2001                                           3.86
 10/4/2001                                           3.88
 10/5/2001                                           3.87
 10/8/2001                                             ND
 10/9/2001                                           3.96
10/10/2001                                           3.96
10/11/2001                                           4.03
10/12/2001                                           4.01
10/15/2001                                           3.97
10/16/2001                                           3.93
10/17/2001                                           3.93
10/18/2001                                           3.93
10/19/2001                                           3.96
10/22/2001                                           3.98
10/23/2001                                           4.01
10/24/2001                                           3.96
10/25/2001                                           3.89
10/26/2001                                           3.88
10/29/2001                                           3.82
10/30/2001                                           3.76
10/31/2001                                           3.66
 11/1/2001                                           3.66
 11/2/2001                                           3.77
 11/5/2001                                           3.71
 11/6/2001                                           3.54
 11/7/2001                                           3.47
 11/8/2001                                           3.58
 11/9/2001                                           3.62
11/12/2001                                             ND
11/13/2001                                           3.69
11/14/2001                                           3.83
11/15/2001                                           4.10
11/16/2001                                           4.24
11/19/2001                                           4.12
11/20/2001                                           4.17
11/21/2001                                           4.31
11/22/2001                                             ND
11/23/2001                                           4.40
11/26/2001                                           4.41
11/27/2001                                           4.32
11/28/2001                                           4.33
11/29/2001                                           4.10
11/30/2001                                           4.08
 12/3/2001                                           4.04
 12/4/2001                                           3.99
 12/5/2001                                           4.24
 12/6/2001                                           4.38
 12/7/2001                                           4.50
12/10/2001                                           4.46
12/11/2001                                           4.38
12/12/2001                                           4.29
12/13/2001                                           4.40
12/14/2001                                           4.52
12/17/2001                                           4.54
12/18/2001                                           4.46
12/19/2001                                           4.38
12/20/2001                                           4.42
12/21/2001                                           4.45
12/24/2001                                           4.49
12/25/2001                                             ND
12/26/2001                                           4.55
12/27/2001                                           4.46
12/28/2001                                           4.46
12/31/2001                                           4.38
  1/1/2002                                             ND
  1/2/2002                                           4.52
  1/3/2002                                           4.48
  1/4/2002                                           4.50
  1/7/2002                                           4.39
  1/8/2002                                           4.39
  1/9/2002                                           4.38
 1/10/2002                                           4.27
 1/11/2002                                           4.14
 1/14/2002                                           4.15
 1/15/2002                                           4.14
 1/16/2002                                           4.16
 1/17/2002                                           4.28
 1/18/2002                                           4.23
 1/21/2002                                             ND
 1/22/2002                                           4.27
 1/23/2002                                           4.36
 1/24/2002                                           4.40
 1/25/2002                                           4.46
 1/28/2002                                           4.48
 1/29/2002                                           4.35
 1/30/2002                                           4.37
 1/31/2002                                           4.42
  2/1/2002                                           4.37
  2/4/2002                                           4.29
  2/5/2002                                           4.29
  2/6/2002                                           4.30
  2/7/2002                                           4.33
  2/8/2002                                           4.28
 2/11/2002                                           4.29
 2/12/2002                                           4.36
 2/13/2002                                           4.40
 2/14/2002                                           4.35
 2/15/2002                                           4.27
 2/18/2002                                             ND
 2/19/2002                                           4.28
 2/20/2002                                           4.28
 2/21/2002                                           4.27
 2/22/2002                                           4.23
 2/25/2002                                           4.26
 2/26/2002                                           4.33
 2/27/2002                                           4.22
 2/28/2002                                           4.27
  3/1/2002                                           4.43
  3/4/2002                                           4.43
  3/5/2002                                           4.44
  3/6/2002                                           4.45
  3/7/2002                                           4.65
  3/8/2002                                           4.77
 3/11/2002                                           4.77
 3/12/2002                                           4.75
 3/13/2002                                           4.69
 3/14/2002                                           4.83
 3/15/2002                                           4.80
 3/18/2002                                           4.79
 3/19/2002                                           4.78
 3/20/2002                                           4.87
 3/21/2002                                           4.88
 3/22/2002                                           4.90
 3/25/2002                                           4.92
 3/26/2002                                           4.85
 3/27/2002                                           4.85
 3/28/2002                                           4.91
 3/29/2002                                             ND
  4/1/2002                                           4.93
  4/2/2002                                           4.84
  4/3/2002                                           4.76
  4/4/2002                                           4.76
  4/5/2002                                           4.68
  4/8/2002                                           4.70
  4/9/2002                                           4.67
 4/10/2002                                           4.68
 4/11/2002                                           4.66
 4/12/2002                                           4.60
 4/15/2002                                           4.57
 4/16/2002                                           4.62
 4/17/2002                                           4.64
 4/18/2002                                           4.64
 4/19/2002                                           4.62
 4/22/2002                                           4.62
 4/23/2002                                           4.62
 4/24/2002                                           4.53
 4/25/2002                                           4.52
 4/26/2002                                           4.49
 4/29/2002                                           4.55
 4/30/2002                                           4.53
  5/1/2002                                           4.49
  5/2/2002                                           4.54
  5/3/2002                                           4.48
  5/6/2002                                           4.50
  5/7/2002                                           4.43
  5/8/2002                                           4.58
  5/9/2002                                           4.53
 5/10/2002                                           4.46
 5/13/2002                                           4.54
 5/14/2002                                           4.64
 5/15/2002                                           4.59
 5/16/2002                                           4.52
 5/17/2002                                           4.60
 5/20/2002                                           4.53
 5/21/2002                                           4.49
 5/22/2002                                           4.43
 5/23/2002                                           4.46
 5/24/2002                                           4.47
 5/27/2002                                             ND
 5/28/2002                                           4.46
 5/29/2002                                           4.41
 5/30/2002                                           4.36
 5/31/2002                                           4.37
  6/3/2002                                           4.36
  6/4/2002                                           4.31
  6/5/2002                                           4.35
  6/6/2002                                           4.30
  6/7/2002                                           4.36
 6/10/2002                                           4.34
 6/11/2002                                           4.29
 6/12/2002                                           4.24
 6/13/2002                                           4.20
 6/14/2002                                           4.10
 6/17/2002                                           4.14
 6/18/2002                                           4.13
 6/19/2002                                           4.01
 6/20/2002                                           4.11
 6/21/2002                                           4.06
 6/24/2002                                           4.13
 6/25/2002                                           4.13
 6/26/2002                                           3.99
 6/27/2002                                           4.08
 6/28/2002                                           4.09
  7/1/2002                                           4.08
  7/2/2002                                           3.99
  7/3/2002                                           4.00
  7/4/2002                                             ND
  7/5/2002                                           4.13
  7/8/2002                                           4.07
  7/9/2002                                           3.98
 7/10/2002                                           3.85
 7/11/2002                                           3.86
 7/12/2002                                           3.82
 7/15/2002                                           3.85
 7/16/2002                                           3.93
 7/17/2002                                           3.89
 7/18/2002                                           3.82
 7/19/2002                                           3.76
 7/22/2002                                           3.65
 7/23/2002                                           3.59
 7/24/2002                                           3.60
 7/25/2002                                           3.51
 7/26/2002                                           3.46
 7/29/2002                                           3.68
 7/30/2002                                           3.71
 7/31/2002                                           3.53
  8/1/2002                                           3.46
  8/2/2002                                           3.27
  8/5/2002                                           3.21
  8/6/2002                                           3.36
  8/7/2002                                           3.24
  8/8/2002                                           3.35
  8/9/2002                                           3.28
 8/12/2002                                           3.24
 8/13/2002                                           3.15
 8/14/2002                                           3.19
 8/15/2002                                           3.28
 8/16/2002                                           3.41
 8/19/2002                                           3.40
 8/20/2002                                           3.25
 8/21/2002                                           3.28
 8/22/2002                                           3.37
 8/23/2002                                           3.31
 8/26/2002                                           3.29
 8/27/2002                                           3.37
 8/28/2002                                           3.31
 8/29/2002                                           3.24
 8/30/2002                                           3.22
  9/2/2002                                             ND
  9/3/2002                                           3.04
  9/4/2002                                           3.02
  9/5/2002                                           2.95
  9/6/2002                                           3.10
  9/9/2002                                           3.11
 9/10/2002                                           3.08
 9/11/2002                                           3.15
 9/12/2002                                           3.07
 9/13/2002                                           3.00
 9/16/2002                                           3.00
 9/17/2002                                           2.97
 9/18/2002                                           2.96
 9/19/2002                                           2.87
 9/20/2002                                           2.86
 9/23/2002                                           2.76
 9/24/2002                                           2.76
 9/25/2002                                           2.83
 9/26/2002                                           2.86
 9/27/2002                                           2.74
 9/30/2002                                           2.63
 10/1/2002                                           2.75
 10/2/2002                                           2.74
 10/3/2002                                           2.74
 10/4/2002                                           2.73
 10/7/2002                                           2.67
 10/8/2002                                           2.70
 10/9/2002                                           2.65
10/10/2002                                           2.68
10/11/2002                                           2.83
10/14/2002                                             ND
10/15/2002                                           3.11
10/16/2002                                           3.11
10/17/2002                                           3.20
10/18/2002                                           3.17
10/21/2002                                           3.28
10/22/2002                                           3.29
10/23/2002                                           3.26
10/24/2002                                           3.18
10/25/2002                                           3.10
10/28/2002                                           3.03
10/29/2002                                           2.89
10/30/2002                                           2.87
10/31/2002                                           2.81
 11/1/2002                                           2.92
 11/4/2002                                           3.00
 11/5/2002                                           3.00
 11/6/2002                                           3.01
 11/7/2002                                           2.86
 11/8/2002                                           2.87
11/11/2002                                             ND
11/12/2002                                           2.83
11/13/2002                                           2.82
11/14/2002                                           3.01
11/15/2002                                           3.05
11/18/2002                                           3.04
11/19/2002                                           3.02
11/20/2002                                           3.13
11/21/2002                                           3.20
11/22/2002                                           3.26
11/25/2002                                           3.26
11/26/2002                                           3.14
11/27/2002                                           3.34
11/28/2002                                             ND
11/29/2002                                           3.28
 12/2/2002                                           3.31
 12/3/2002                                           3.33
 12/4/2002                                           3.25
 12/5/2002                                           3.19
 12/6/2002                                           3.13
 12/9/2002                                           3.08
12/10/2002                                           3.07
12/11/2002                                           3.02
12/12/2002                                           3.03
12/13/2002                                           3.08
12/16/2002                                           3.14
12/17/2002                                           3.11
12/18/2002                                           3.03
12/19/2002                                           2.91
12/20/2002                                           2.93
12/23/2002                                           2.95
12/24/2002                                           2.92
12/25/2002                                             ND
12/26/2002                                           2.89
12/27/2002                                           2.79
12/30/2002                                           2.76
12/31/2002                                           2.78
  1/1/2003                                             ND
  1/2/2003                                           3.05
  1/3/2003                                           3.03
  1/6/2003                                           3.10
  1/7/2003                                           3.04
  1/8/2003                                           3.01
  1/9/2003                                           3.23
 1/10/2003                                           3.20
 1/13/2003                                           3.17
 1/14/2003                                           3.10
 1/15/2003                                           3.10
 1/16/2003                                           3.11
 1/17/2003                                           3.05
 1/20/2003                                             ND
 1/21/2003                                           3.00
 1/22/2003                                           2.94
 1/23/2003                                           2.97
 1/24/2003                                           2.93
 1/27/2003                                           2.97
 1/28/2003                                           2.99
 1/29/2003                                           3.07
 1/30/2003                                           3.02
 1/31/2003                                           3.02
  2/3/2003                                           3.05
  2/4/2003                                           2.99
  2/5/2003                                           3.07
  2/6/2003                                           3.02
  2/7/2003                                           2.97
 2/10/2003                                           3.03
 2/11/2003                                           3.00
 2/12/2003                                           2.92
 2/13/2003                                           2.85
 2/14/2003                                           2.91
 2/17/2003                                             ND
 2/18/2003                                           2.92
 2/19/2003                                           2.87
 2/20/2003                                           2.82
 2/21/2003                                           2.86
 2/24/2003                                           2.82
 2/25/2003                                           2.77
 2/26/2003                                           2.75
 2/27/2003                                           2.75
 2/28/2003                                           2.69
  3/3/2003                                           2.66
  3/4/2003                                           2.62
  3/5/2003                                           2.58
  3/6/2003                                           2.63
  3/7/2003                                           2.56
 3/10/2003                                           2.51
 3/11/2003                                           2.54
 3/12/2003                                           2.57
 3/13/2003                                           2.75
 3/14/2003                                           2.72
 3/17/2003                                           2.82
 3/18/2003                                           2.93
 3/19/2003                                           2.98
 3/20/2003                                           3.02
 3/21/2003                                           3.12
 3/24/2003                                           2.98
 3/25/2003                                           2.97
 3/26/2003                                           2.94
 3/27/2003                                           2.92
 3/28/2003                                           2.86
 3/31/2003                                           2.78
  4/1/2003                                           2.78
  4/2/2003                                           2.89
  4/3/2003                                           2.87
  4/4/2003                                           2.88
  4/7/2003                                           2.99
  4/8/2003                                           2.91
  4/9/2003                                           2.87
 4/10/2003                                           2.89
 4/11/2003                                           2.95
 4/14/2003                                           3.02
 4/15/2003                                           2.96
 4/16/2003                                           2.95
 4/17/2003                                           2.99
 4/18/2003                                             ND
 4/21/2003                                           3.03
 4/22/2003                                           3.01
 4/23/2003                                           3.02
 4/24/2003                                           2.92
 4/25/2003                                           2.88
 4/28/2003                                           2.90
 4/29/2003                                           2.94
 4/30/2003                                           2.85
  5/1/2003                                           2.82
  5/2/2003                                           2.90
  5/5/2003                                           2.87
  5/6/2003                                           2.76
  5/7/2003                                           2.64
  5/8/2003                                           2.62
  5/9/2003                                           2.61
 5/12/2003                                           2.58
 5/13/2003                                           2.58
 5/14/2003                                           2.47
 5/15/2003                                           2.52
 5/16/2003                                           2.43
 5/19/2003                                           2.41
 5/20/2003                                           2.34
 5/21/2003                                           2.37
 5/22/2003                                           2.32
 5/23/2003                                           2.33
 5/26/2003                                             ND
 5/27/2003                                           2.34
 5/28/2003                                           2.35
 5/29/2003                                           2.27
 5/30/2003                                           2.30
  6/2/2003                                           2.37
  6/3/2003                                           2.25
  6/4/2003                                           2.19
  6/5/2003                                           2.25
  6/6/2003                                           2.29
  6/9/2003                                           2.20
 6/10/2003                                           2.12
 6/11/2003                                           2.16
 6/12/2003                                           2.10
 6/13/2003                                           2.08
 6/16/2003                                           2.14
 6/17/2003                                           2.26
 6/18/2003                                           2.34
 6/19/2003                                           2.28
 6/20/2003                                           2.31
 6/23/2003                                           2.24
 6/24/2003                                           2.21
 6/25/2003                                           2.32
 6/26/2003                                           2.49
 6/27/2003                                           2.52
 6/30/2003                                           2.46
  7/1/2003                                           2.48
  7/2/2003                                           2.47
  7/3/2003                                           2.55
  7/4/2003                                             ND
  7/7/2003                                           2.63
  7/8/2003                                           2.65
  7/9/2003                                           2.63
 7/10/2003                                           2.59
 7/11/2003                                           2.52
 7/14/2003                                           2.60
 7/15/2003                                           2.81
 7/16/2003                                           2.87
 7/17/2003                                           2.88
 7/18/2003                                           2.93
 7/21/2003                                           3.10
 7/22/2003                                           3.07
 7/23/2003                                           3.04
 7/24/2003                                           3.08
 7/25/2003                                           3.10
 7/28/2003                                           3.21
 7/29/2003                                           3.33
 7/30/2003                                           3.27
 7/31/2003                                           3.38
  8/1/2003                                           3.37
  8/4/2003                                           3.24
  8/5/2003                                           3.37
  8/6/2003                                           3.25
  8/7/2003                                           3.19
  8/8/2003                                           3.17
 8/11/2003                                           3.26
 8/12/2003                                           3.23
 8/13/2003                                           3.43
 8/14/2003                                           3.42
 8/15/2003                                           3.42
 8/18/2003                                           3.37
 8/19/2003                                           3.27
 8/20/2003                                           3.35
 8/21/2003                                           3.51
 8/22/2003                                           3.47
 8/25/2003                                           3.52
 8/26/2003                                           3.50
 8/27/2003                                           3.55
 8/28/2003                                           3.42
 8/29/2003                                           3.46
  9/1/2003                                             ND
  9/2/2003                                           3.63
  9/3/2003                                           3.61
  9/4/2003                                           3.50
  9/5/2003                                           3.28
  9/8/2003                                           3.32
  9/9/2003                                           3.28
 9/10/2003                                           3.18
 9/11/2003                                           3.24
 9/12/2003                                           3.15
 9/15/2003                                           3.12
 9/16/2003                                           3.12
 9/17/2003                                           3.06
 9/18/2003                                           3.09
 9/19/2003                                           3.11
 9/22/2003                                           3.16
 9/23/2003                                           3.13
 9/24/2003                                           3.07
 9/25/2003                                           3.05
 9/26/2003                                           2.95
 9/29/2003                                           2.98
 9/30/2003                                           2.85
 10/1/2003                                           2.84
 10/2/2003                                           2.90
 10/3/2003                                           3.12
 10/6/2003                                           3.06
 10/7/2003                                           3.15
 10/8/2003                                           3.14
 10/9/2003                                           3.17
10/10/2003                                           3.15
10/13/2003                                             ND
10/14/2003                                           3.23
10/15/2003                                           3.30
10/16/2003                                           3.40
10/17/2003                                           3.33
10/20/2003                                           3.33
10/21/2003                                           3.31
10/22/2003                                           3.21
10/23/2003                                           3.24
10/24/2003                                           3.13
10/27/2003                                           3.21
10/28/2003                                           3.11
10/29/2003                                           3.20
10/30/2003                                           3.29
10/31/2003                                           3.27
 11/3/2003                                           3.34
 11/4/2003                                           3.28
 11/5/2003                                           3.35
 11/6/2003                                           3.43
 11/7/2003                                           3.47
11/10/2003                                           3.49
11/11/2003                                             ND
11/12/2003                                           3.45
11/13/2003                                           3.29
11/14/2003                                           3.19
11/17/2003                                           3.14
11/18/2003                                           3.14
11/19/2003                                           3.22
11/20/2003                                           3.14
11/21/2003                                           3.15
11/24/2003                                           3.24
11/25/2003                                           3.20
11/26/2003                                           3.27
11/27/2003                                             ND
11/28/2003                                           3.38
 12/1/2003                                           3.46
 12/2/2003                                           3.43
 12/3/2003                                           3.46
 12/4/2003                                           3.42
 12/5/2003                                           3.23
 12/8/2003                                           3.28
 12/9/2003                                           3.33
12/10/2003                                           3.28
12/11/2003                                           3.21
12/12/2003                                           3.23
12/15/2003                                           3.26
12/16/2003                                           3.21
12/17/2003                                           3.18
12/18/2003                                           3.17
12/19/2003                                           3.16
12/22/2003                                           3.19
12/23/2003                                           3.30
12/24/2003                                           3.20
12/25/2003                                             ND
12/26/2003                                           3.17
12/29/2003                                           3.23
12/30/2003                                           3.26
12/31/2003                                           3.25
  1/1/2004                                             ND
  1/2/2004                                           3.36
  1/5/2004                                           3.39
  1/6/2004                                           3.26
  1/7/2004                                           3.25
  1/8/2004                                           3.24
  1/9/2004                                           3.05
 1/12/2004                                           3.04
 1/13/2004                                           2.98
 1/14/2004                                           2.96
 1/15/2004                                           2.97
 1/16/2004                                           3.03
 1/19/2004                                             ND
 1/20/2004                                           3.05
 1/21/2004                                           3.02
 1/22/2004                                           2.96
 1/23/2004                                           3.06
 1/26/2004                                           3.13
 1/27/2004                                           3.07
 1/28/2004                                           3.22
 1/29/2004                                           3.22
 1/30/2004                                           3.17
  2/2/2004                                           3.18
  2/3/2004                                           3.12
  2/4/2004                                           3.15
  2/5/2004                                           3.21
  2/6/2004                                           3.12
  2/9/2004                                           3.08
 2/10/2004                                           3.13
 2/11/2004                                           3.03
 2/12/2004                                           3.07
 2/13/2004                                           3.01
 2/16/2004                                             ND
 2/17/2004                                           3.02
 2/18/2004                                           3.03
 2/19/2004                                           3.02
 2/20/2004                                           3.08
 2/23/2004                                           3.03
 2/24/2004                                           3.01
 2/25/2004                                           2.98
 2/26/2004                                           3.01
 2/27/2004                                           3.01
  3/1/2004                                           2.98
  3/2/2004                                           3.04
  3/3/2004                                           3.06
  3/4/2004                                           3.02
  3/5/2004                                           2.81
  3/8/2004                                           2.74
  3/9/2004                                           2.68
 3/10/2004                                           2.71
 3/11/2004                                           2.72
 3/12/2004                                           2.73
 3/15/2004                                           2.74
 3/16/2004                                           2.65
 3/17/2004                                           2.66
 3/18/2004                                           2.72
 3/19/2004                                           2.75
 3/22/2004                                           2.69
 3/23/2004                                           2.69
 3/24/2004                                           2.68
 3/25/2004                                           2.70
 3/26/2004                                           2.81
 3/29/2004                                           2.86
 3/30/2004                                           2.86
 3/31/2004                                           2.80
  4/1/2004                                           2.87
  4/2/2004                                           3.15
  4/5/2004                                           3.24
  4/6/2004                                           3.19
  4/7/2004                                           3.19
  4/8/2004                                           3.22
  4/9/2004                                             ND
 4/12/2004                                           3.26
 4/13/2004                                           3.37
 4/14/2004                                           3.44
 4/15/2004                                           3.45
 4/16/2004                                           3.39
 4/19/2004                                           3.42
 4/20/2004                                           3.45
 4/21/2004                                           3.52
 4/22/2004                                           3.46
 4/23/2004                                           3.58
 4/26/2004                                           3.57
 4/27/2004                                           3.52
 4/28/2004                                           3.60
 4/29/2004                                           3.66
 4/30/2004                                           3.63
  5/3/2004                                           3.63
  5/4/2004                                           3.66
  5/5/2004                                           3.71
  5/6/2004                                           3.72
  5/7/2004                                           3.96
 5/10/2004                                           3.95
 5/11/2004                                           3.94
 5/12/2004                                           3.96
 5/13/2004                                           4.01
 5/14/2004                                           3.92
 5/17/2004                                           3.83
 5/18/2004                                           3.87
 5/19/2004                                           3.93
 5/20/2004                                           3.86
 5/21/2004                                           3.91
 5/24/2004                                           3.90
 5/25/2004                                           3.89
 5/26/2004                                           3.81
 5/27/2004                                           3.74
 5/28/2004                                           3.81
 5/31/2004                                             ND
  6/1/2004                                           3.86
  6/2/2004                                           3.91
  6/3/2004                                           3.89
  6/4/2004                                           3.97
  6/7/2004                                           3.95
  6/8/2004                                           3.96
  6/9/2004                                           4.01
 6/10/2004                                           4.00
 6/11/2004                                             ND
 6/14/2004                                           4.10
 6/15/2004                                           3.90
 6/16/2004                                           3.96
 6/17/2004                                           3.93
 6/18/2004                                           3.94
 6/21/2004                                           3.91
 6/22/2004                                           3.92
 6/23/2004                                           3.90
 6/24/2004                                           3.85
 6/25/2004                                           3.85
 6/28/2004                                           3.97
 6/29/2004                                           3.92
 6/30/2004                                           3.81
  7/1/2004                                           3.74
  7/2/2004                                           3.62
  7/5/2004                                             ND
  7/6/2004                                           3.65
  7/7/2004                                           3.67
  7/8/2004                                           3.65
  7/9/2004                                           3.64
 7/12/2004                                           3.62
 7/13/2004                                           3.66
 7/14/2004                                           3.68
 7/15/2004                                           3.69
 7/16/2004                                           3.56
 7/19/2004                                           3.57
 7/20/2004                                           3.68
 7/21/2004                                           3.72
 7/22/2004                                           3.71
 7/23/2004                                           3.69
 7/26/2004                                           3.73
 7/27/2004                                           3.85
 7/28/2004                                           3.82
 7/29/2004                                           3.80
 7/30/2004                                           3.71
  8/2/2004                                           3.68
  8/3/2004                                           3.67
  8/4/2004                                           3.66
  8/5/2004                                           3.64
  8/6/2004                                           3.40
  8/9/2004                                           3.45
 8/10/2004                                           3.52
 8/11/2004                                           3.51
 8/12/2004                                           3.47
 8/13/2004                                           3.42
 8/16/2004                                           3.45
 8/17/2004                                           3.39
 8/18/2004                                           3.41
 8/19/2004                                           3.39
 8/20/2004                                           3.42
 8/23/2004                                           3.46
 8/24/2004                                           3.46
 8/25/2004                                           3.46
 8/26/2004                                           3.42
 8/27/2004                                           3.43
 8/30/2004                                           3.40
 8/31/2004                                           3.33
  9/1/2004                                           3.32
  9/2/2004                                           3.40
  9/3/2004                                           3.52
  9/6/2004                                             ND
  9/7/2004                                           3.48
  9/8/2004                                           3.40
  9/9/2004                                           3.41
 9/10/2004                                           3.40
 9/13/2004                                           3.38
 9/14/2004                                           3.35
 9/15/2004                                           3.39
 9/16/2004                                           3.29
 9/17/2004                                           3.35
 9/20/2004                                           3.28
 9/21/2004                                           3.28
 9/22/2004                                           3.26
 9/23/2004                                           3.30
 9/24/2004                                           3.33
 9/27/2004                                           3.29
 9/28/2004                                           3.28
 9/29/2004                                           3.37
 9/30/2004                                           3.38
 10/1/2004                                           3.44
 10/4/2004                                           3.44
 10/5/2004                                           3.44
 10/6/2004                                           3.51
 10/7/2004                                           3.53
 10/8/2004                                           3.39
10/11/2004                                             ND
10/12/2004                                           3.35
10/13/2004                                           3.32
10/14/2004                                           3.26
10/15/2004                                           3.31
10/18/2004                                           3.31
10/19/2004                                           3.32
10/20/2004                                           3.26
10/21/2004                                           3.29
10/22/2004                                           3.26
10/25/2004                                           3.25
10/26/2004                                           3.26
10/27/2004                                           3.37
10/28/2004                                           3.34
10/29/2004                                           3.30
 11/1/2004                                           3.36
 11/2/2004                                           3.34
 11/3/2004                                           3.35
 11/4/2004                                           3.37
 11/5/2004                                           3.51
 11/8/2004                                           3.51
 11/9/2004                                           3.53
11/10/2004                                           3.56
11/11/2004                                             ND
11/12/2004                                           3.53
11/15/2004                                           3.53
11/16/2004                                           3.56
11/17/2004                                           3.47
11/18/2004                                           3.48
11/19/2004                                           3.57
11/22/2004                                           3.56
11/23/2004                                           3.58
11/24/2004                                           3.61
11/25/2004                                             ND
11/26/2004                                           3.64
11/29/2004                                           3.72
11/30/2004                                           3.72
 12/1/2004                                           3.72
 12/2/2004                                           3.75
 12/3/2004                                           3.61
 12/6/2004                                           3.59
 12/7/2004                                           3.60
 12/8/2004                                           3.53
 12/9/2004                                           3.54
12/10/2004                                           3.52
12/13/2004                                           3.54
12/14/2004                                           3.53
12/15/2004                                           3.48
12/16/2004                                           3.58
12/17/2004                                           3.59
12/20/2004                                           3.59
12/21/2004                                           3.57
12/22/2004                                           3.57
12/23/2004                                           3.58
12/24/2004                                             ND
12/27/2004                                           3.65
12/28/2004                                           3.66
12/29/2004                                           3.69
12/30/2004                                           3.64
12/31/2004                                           3.63
  1/3/2005                                           3.64
  1/4/2005                                           3.72
  1/5/2005                                           3.73
  1/6/2005                                           3.71
  1/7/2005                                           3.73
 1/10/2005                                           3.75
 1/11/2005                                           3.73
 1/12/2005                                           3.72
 1/13/2005                                           3.68
 1/14/2005                                           3.71
 1/17/2005                                             ND
 1/18/2005                                           3.72
 1/19/2005                                           3.73
 1/20/2005                                           3.68
 1/21/2005                                           3.65
 1/24/2005                                           3.65
 1/25/2005                                           3.71
 1/26/2005                                           3.73
 1/27/2005                                           3.75
 1/28/2005                                           3.69
 1/31/2005                                           3.71
  2/1/2005                                           3.71
  2/2/2005                                           3.73
  2/3/2005                                           3.76
  2/4/2005                                           3.68
  2/7/2005                                           3.67
  2/8/2005                                           3.68
  2/9/2005                                           3.58
 2/10/2005                                           3.65
 2/11/2005                                           3.70
 2/14/2005                                           3.70
 2/15/2005                                           3.71
 2/16/2005                                           3.78
 2/17/2005                                           3.78
 2/18/2005                                           3.86
 2/21/2005                                             ND
 2/22/2005                                           3.88
 2/23/2005                                           3.87
 2/24/2005                                           3.91
 2/25/2005                                           3.91
 2/28/2005                                           4.00
  3/1/2005                                           4.02
  3/2/2005                                           4.00
  3/3/2005                                           4.02
  3/4/2005                                           3.97
  3/7/2005                                           3.99
  3/8/2005                                           4.05
  3/9/2005                                           4.16
 3/10/2005                                           4.13
 3/11/2005                                           4.22
 3/14/2005                                           4.20
 3/15/2005                                           4.22
 3/16/2005                                           4.18
 3/17/2005                                           4.14
 3/18/2005                                           4.18
 3/21/2005                                           4.18
 3/22/2005                                           4.31
 3/23/2005                                           4.30
 3/24/2005                                           4.30
 3/25/2005                                             ND
 3/28/2005                                           4.33
 3/29/2005                                           4.30
 3/30/2005                                           4.26
 3/31/2005                                           4.18
  4/1/2005                                           4.13
  4/4/2005                                           4.13
  4/5/2005                                           4.15
  4/6/2005                                           4.09
  4/7/2005                                           4.13
  4/8/2005                                           4.17
 4/11/2005                                           4.13
 4/12/2005                                           4.05
 4/13/2005                                           4.03
 4/14/2005                                           3.99
 4/15/2005                                           3.90
 4/18/2005                                           3.90
 4/19/2005                                           3.85
 4/20/2005                                           3.86
 4/21/2005                                           3.97
 4/22/2005                                           3.92
 4/25/2005                                           3.94
 4/26/2005                                           3.96
 4/27/2005                                           3.92
 4/28/2005                                           3.85
 4/29/2005                                           3.90
  5/2/2005                                           3.88
  5/3/2005                                           3.90
  5/4/2005                                           3.87
  5/5/2005                                           3.82
  5/6/2005                                           3.95
  5/9/2005                                           3.99
 5/10/2005                                           3.93
 5/11/2005                                           3.91
 5/12/2005                                           3.87
 5/13/2005                                           3.83
 5/16/2005                                           3.83
 5/17/2005                                           3.82
 5/18/2005                                           3.77
 5/19/2005                                           3.84
 5/20/2005                                           3.88
 5/23/2005                                           3.83
 5/24/2005                                           3.78
 5/25/2005                                           3.81
 5/26/2005                                           3.82
 5/27/2005                                           3.82
 5/30/2005                                             ND
 5/31/2005                                           3.76
  6/1/2005                                           3.63
  6/2/2005                                           3.65
  6/3/2005                                           3.73
  6/6/2005                                           3.73
  6/7/2005                                           3.70
  6/8/2005                                           3.73
  6/9/2005                                           3.76
 6/10/2005                                           3.84
 6/13/2005                                           3.87
 6/14/2005                                           3.89
 6/15/2005                                           3.90
 6/16/2005                                           3.87
 6/17/2005                                           3.88
 6/20/2005                                           3.88
 6/21/2005                                           3.84
 6/22/2005                                           3.72
 6/23/2005                                           3.74
 6/24/2005                                           3.69
 6/27/2005                                           3.69
 6/28/2005                                           3.76
 6/29/2005                                           3.77
 6/30/2005                                           3.72
  7/1/2005                                           3.84
  7/4/2005                                             ND
  7/5/2005                                           3.90
  7/6/2005                                           3.86
  7/7/2005                                           3.83
  7/8/2005                                           3.89
 7/11/2005                                           3.91
 7/12/2005                                           3.94
 7/13/2005                                           3.96
 7/14/2005                                           3.98
 7/15/2005                                           3.98
 7/18/2005                                           4.01
 7/19/2005                                           3.99
 7/20/2005                                           3.99
 7/21/2005                                           4.09
 7/22/2005                                           4.04
 7/25/2005                                           4.06
 7/26/2005                                           4.06
 7/27/2005                                           4.09
 7/28/2005                                           4.04
 7/29/2005                                           4.12
  8/1/2005                                           4.16
  8/2/2005                                           4.17
  8/3/2005                                           4.13
  8/4/2005                                           4.15
  8/5/2005                                           4.24
  8/8/2005                                           4.28
  8/9/2005                                           4.25
 8/10/2005                                           4.24
 8/11/2005                                           4.18
 8/12/2005                                           4.11
 8/15/2005                                           4.15
 8/16/2005                                           4.10
 8/17/2005                                           4.15
 8/18/2005                                           4.08
 8/19/2005                                           4.08
 8/22/2005                                           4.08
 8/23/2005                                           4.07
 8/24/2005                                           4.06
 8/25/2005                                           4.06
 8/26/2005                                           4.09
 8/29/2005                                           4.08
 8/30/2005                                           4.03
 8/31/2005                                           3.87
  9/1/2005                                           3.85
  9/2/2005                                           3.85
  9/5/2005                                             ND
  9/6/2005                                           3.89
  9/7/2005                                           3.93
  9/8/2005                                           3.94
  9/9/2005                                           3.94
 9/12/2005                                           3.98
 9/13/2005                                           3.93
 9/14/2005                                           3.96
 9/15/2005                                           3.99
 9/16/2005                                           4.05
 9/19/2005                                           4.02
 9/20/2005                                           4.06
 9/21/2005                                           4.01
 9/22/2005                                           3.99
 9/23/2005                                           4.07
 9/26/2005                                           4.11
 9/27/2005                                           4.13
 9/28/2005                                           4.11
 9/29/2005                                           4.14
 9/30/2005                                           4.18
 10/3/2005                                           4.25
 10/4/2005                                           4.24
 10/5/2005                                           4.23
 10/6/2005                                           4.23
 10/7/2005                                           4.23
10/10/2005                                             ND
10/11/2005                                           4.27
10/12/2005                                           4.32
10/13/2005                                           4.32
10/14/2005                                           4.34
10/17/2005                                           4.36
10/18/2005                                           4.34
10/19/2005                                           4.32
10/20/2005                                           4.33
10/21/2005                                           4.26
10/24/2005                                           4.32
10/25/2005                                           4.41
10/26/2005                                           4.46
10/27/2005                                           4.43
10/28/2005                                           4.46
10/31/2005                                           4.45
 11/1/2005                                           4.47
 11/2/2005                                           4.50
 11/3/2005                                           4.55
 11/4/2005                                           4.56
 11/7/2005                                           4.55
 11/8/2005                                           4.49
 11/9/2005                                           4.55
11/10/2005                                           4.49
11/11/2005                                             ND
11/14/2005                                           4.54
11/15/2005                                           4.51
11/16/2005                                           4.43
11/17/2005                                           4.39
11/18/2005                                           4.43
11/21/2005                                           4.39
11/22/2005                                           4.34
11/23/2005                                           4.38
11/24/2005                                             ND
11/25/2005                                           4.34
11/28/2005                                           4.32
11/29/2005                                           4.40
11/30/2005                                           4.42
 12/1/2005                                           4.45
 12/2/2005                                           4.45
 12/5/2005                                           4.50
 12/6/2005                                           4.42
 12/7/2005                                           4.43
 12/8/2005                                           4.36
 12/9/2005                                           4.44
12/12/2005                                           4.46
12/13/2005                                           4.44
12/14/2005                                           4.36
12/15/2005                                           4.38
12/16/2005                                           4.36
12/19/2005                                           4.37
12/20/2005                                           4.40
12/21/2005                                           4.42
12/22/2005                                           4.38
12/23/2005                                           4.32
12/26/2005                                             ND
12/27/2005                                           4.30
12/28/2005                                           4.32
12/29/2005                                           4.33
12/30/2005                                           4.35
  1/2/2006                                             ND
  1/3/2006                                           4.30
  1/4/2006                                           4.28
  1/5/2006                                           4.29
  1/6/2006                                           4.32
  1/9/2006                                           4.32
 1/10/2006                                           4.36
 1/11/2006                                           4.39
 1/12/2006                                           4.35
 1/13/2006                                           4.28
 1/16/2006                                             ND
 1/17/2006                                           4.27
 1/18/2006                                           4.28
 1/19/2006                                           4.31
 1/20/2006                                           4.31
 1/23/2006                                           4.30
 1/24/2006                                           4.32
 1/25/2006                                           4.41
 1/26/2006                                           4.44
 1/27/2006                                           4.45
 1/30/2006                                           4.46
 1/31/2006                                           4.47
  2/1/2006                                           4.51
  2/2/2006                                           4.51
  2/3/2006                                           4.50
  2/6/2006                                           4.51
  2/7/2006                                           4.52
  2/8/2006                                           4.55
  2/9/2006                                           4.55
 2/10/2006                                           4.59
 2/13/2006                                           4.58
 2/14/2006                                           4.61
 2/15/2006                                           4.60
 2/16/2006                                           4.59
 2/17/2006                                           4.55
 2/20/2006                                             ND
 2/21/2006                                           4.59
 2/22/2006                                           4.57
 2/23/2006                                           4.63
 2/24/2006                                           4.64
 2/27/2006                                           4.66
 2/28/2006                                           4.61
  3/1/2006                                           4.63
  3/2/2006                                           4.68
  3/3/2006                                           4.71
  3/6/2006                                           4.76
  3/7/2006                                           4.76
  3/8/2006                                           4.75
  3/9/2006                                           4.75
 3/10/2006                                           4.77
 3/13/2006                                           4.78
 3/14/2006                                           4.68
 3/15/2006                                           4.69
 3/16/2006                                           4.60
 3/17/2006                                           4.62
 3/20/2006                                           4.61
 3/21/2006                                           4.68
 3/22/2006                                           4.69
 3/23/2006                                           4.73
 3/24/2006                                           4.66
 3/27/2006                                           4.69
 3/28/2006                                           4.79
 3/29/2006                                           4.79
 3/30/2006                                           4.83
 3/31/2006                                           4.82
  4/3/2006                                           4.85
  4/4/2006                                           4.82
  4/5/2006                                           4.79
  4/6/2006                                           4.84
  4/7/2006                                           4.89
 4/10/2006                                           4.89
 4/11/2006                                           4.86
 4/12/2006                                           4.91
 4/13/2006                                           4.97
 4/14/2006                                             ND
 4/17/2006                                           4.93
 4/18/2006                                           4.87
 4/19/2006                                           4.91
 4/20/2006                                           4.92
 4/21/2006                                           4.92
 4/24/2006                                           4.90
 4/25/2006                                           4.98
 4/26/2006                                           5.02
 4/27/2006                                           4.95
 4/28/2006                                           4.92
  5/1/2006                                           4.99
  5/2/2006                                           4.98
  5/3/2006                                           5.01
  5/4/2006                                           5.03
  5/5/2006                                           4.99
  5/8/2006                                           5.01
  5/9/2006                                           5.01
 5/10/2006                                           5.03
 5/11/2006                                           5.04
 5/12/2006                                           5.08
 5/15/2006                                           5.04
 5/16/2006                                           4.99
 5/17/2006                                           5.03
 5/18/2006                                           4.96
 5/19/2006                                           4.96
 5/22/2006                                           4.94
 5/23/2006                                           4.98
 5/24/2006                                           4.93
 5/25/2006                                           4.97
 5/26/2006                                           4.95
 5/29/2006                                             ND
 5/30/2006                                           4.99
 5/31/2006                                           5.04
  6/1/2006                                           5.03
  6/2/2006                                           4.90
  6/5/2006                                           4.95
  6/6/2006                                           4.95
  6/7/2006                                           4.97
  6/8/2006                                           4.95
  6/9/2006                                           4.95
 6/12/2006                                           4.95
 6/13/2006                                           4.93
 6/14/2006                                           5.03
 6/15/2006                                           5.08
 6/16/2006                                           5.10
 6/19/2006                                           5.12
 6/20/2006                                           5.13
 6/21/2006                                           5.14
 6/22/2006                                           5.18
 6/23/2006                                           5.21
 6/26/2006                                           5.22
 6/27/2006                                           5.19
 6/28/2006                                           5.23
 6/29/2006                                           5.17
 6/30/2006                                           5.10
  7/3/2006                                           5.11
  7/4/2006                                             ND
  7/5/2006                                           5.19
  7/6/2006                                           5.15
  7/7/2006                                           5.10
 7/10/2006                                           5.10
 7/11/2006                                           5.07
 7/12/2006                                           5.08
 7/13/2006                                           5.04
 7/14/2006                                           5.02
 7/17/2006                                           5.04
 7/18/2006                                           5.10
 7/19/2006                                           5.02
 7/20/2006                                           4.98
 7/21/2006                                           4.99
 7/24/2006                                           4.99
 7/25/2006                                           5.02
 7/26/2006                                           4.99
 7/27/2006                                           4.98
 7/28/2006                                           4.92
 7/31/2006                                           4.91
  8/1/2006                                           4.90
  8/2/2006                                           4.88
  8/3/2006                                           4.90
  8/4/2006                                           4.84
  8/7/2006                                           4.86
  8/8/2006                                           4.85
  8/9/2006                                           4.86
 8/10/2006                                           4.86
 8/11/2006                                           4.91
 8/14/2006                                           4.95
 8/15/2006                                           4.88
 8/16/2006                                           4.81
 8/17/2006                                           4.82
 8/18/2006                                           4.78
 8/21/2006                                           4.77
 8/22/2006                                           4.77
 8/23/2006                                           4.77
 8/24/2006                                           4.78
 8/25/2006                                           4.76
 8/28/2006                                           4.77
 8/29/2006                                           4.77
 8/30/2006                                           4.72
 8/31/2006                                           4.70
  9/1/2006                                           4.68
  9/4/2006                                             ND
  9/5/2006                                           4.73
  9/6/2006                                           4.75
  9/7/2006                                           4.74
  9/8/2006                                           4.71
 9/11/2006                                           4.74
 9/12/2006                                           4.71
 9/13/2006                                           4.70
 9/14/2006                                           4.74
 9/15/2006                                           4.76
 9/18/2006                                           4.77
 9/19/2006                                           4.69
 9/20/2006                                           4.70
 9/21/2006                                           4.60
 9/22/2006                                           4.55
 9/25/2006                                           4.51
 9/26/2006                                           4.55
 9/27/2006                                           4.56
 9/28/2006                                           4.57
 9/29/2006                                           4.59
 10/2/2006                                           4.56
 10/3/2006                                           4.56
 10/4/2006                                           4.50
 10/5/2006                                           4.55
 10/6/2006                                           4.64
 10/9/2006                                             ND
10/10/2006                                           4.71
10/11/2006                                           4.75
10/12/2006                                           4.74
10/13/2006                                           4.77
10/16/2006                                           4.76
10/17/2006                                           4.73
10/18/2006                                           4.74
10/19/2006                                           4.75
10/20/2006                                           4.76
10/23/2006                                           4.80
10/24/2006                                           4.81
10/25/2006                                           4.75
10/26/2006                                           4.69
10/27/2006                                           4.64
10/30/2006                                           4.64
10/31/2006                                           4.57
 11/1/2006                                           4.52
 11/2/2006                                           4.55
 11/3/2006                                           4.70
 11/6/2006                                           4.69
 11/7/2006                                           4.63
 11/8/2006                                           4.61
 11/9/2006                                           4.60
11/10/2006                                           4.57
11/13/2006                                           4.60
11/14/2006                                           4.57
11/15/2006                                           4.62
11/16/2006                                           4.67
11/17/2006                                           4.60
11/20/2006                                           4.60
11/21/2006                                           4.58
11/22/2006                                           4.57
11/23/2006                                             ND
11/24/2006                                           4.55
11/27/2006                                           4.54
11/28/2006                                           4.50
11/29/2006                                           4.51
11/30/2006                                           4.45
 12/1/2006                                           4.39
 12/4/2006                                           4.39
 12/5/2006                                           4.39
 12/6/2006                                           4.44
 12/7/2006                                           4.45
 12/8/2006                                           4.53
12/11/2006                                           4.50
12/12/2006                                           4.45
12/13/2006                                           4.54
12/14/2006                                           4.58
12/15/2006                                           4.57
12/18/2006                                           4.57
12/19/2006                                           4.57
12/20/2006                                           4.57
12/21/2006                                           4.52
12/22/2006                                           4.59
12/25/2006                                             ND
12/26/2006                                           4.58
12/27/2006                                           4.64
12/28/2006                                           4.69
12/29/2006                                           4.70
  1/1/2007                                             ND
  1/2/2007                                           4.68
  1/3/2007                                           4.66
  1/4/2007                                           4.61
  1/5/2007                                           4.65
  1/8/2007                                           4.66
  1/9/2007                                           4.65
 1/10/2007                                           4.68
 1/11/2007                                           4.73
 1/12/2007                                           4.76
 1/15/2007                                             ND
 1/16/2007                                           4.74
 1/17/2007                                           4.78
 1/18/2007                                           4.75
 1/19/2007                                           4.78
 1/22/2007                                           4.77
 1/23/2007                                           4.81
 1/24/2007                                           4.81
 1/25/2007                                           4.85
 1/26/2007                                           4.87
 1/29/2007                                           4.89
 1/30/2007                                           4.86
 1/31/2007                                           4.82
  2/1/2007                                           4.84
  2/2/2007                                           4.82
  2/5/2007                                           4.80
  2/6/2007                                           4.76
  2/7/2007                                           4.74
  2/8/2007                                           4.73
  2/9/2007                                           4.78
 2/12/2007                                           4.80
 2/13/2007                                           4.81
 2/14/2007                                           4.72
 2/15/2007                                           4.68
 2/16/2007                                           4.68
 2/19/2007                                             ND
 2/20/2007                                           4.67
 2/21/2007                                           4.68
 2/22/2007                                           4.72
 2/23/2007                                           4.67
 2/26/2007                                           4.62
 2/27/2007                                           4.46
 2/28/2007                                           4.52
  3/1/2007                                           4.50
  3/2/2007                                           4.46
  3/5/2007                                           4.45
  3/6/2007                                           4.48
  3/7/2007                                           4.45
  3/8/2007                                           4.45
  3/9/2007                                           4.55
 3/12/2007                                           4.50
 3/13/2007                                           4.41
 3/14/2007                                           4.44
 3/15/2007                                           4.46
 3/16/2007                                           4.47
 3/19/2007                                           4.50
 3/20/2007                                           4.47
 3/21/2007                                           4.43
 3/22/2007                                           4.49
 3/23/2007                                           4.52
 3/26/2007                                           4.48
 3/27/2007                                           4.50
 3/28/2007                                           4.50
 3/29/2007                                           4.53
 3/30/2007                                           4.54
  4/2/2007                                           4.54
  4/3/2007                                           4.56
  4/4/2007                                           4.55
  4/5/2007                                           4.57
  4/6/2007                                           4.67
  4/9/2007                                           4.66
 4/10/2007                                           4.63
 4/11/2007                                           4.66
 4/12/2007                                           4.66
 4/13/2007                                           4.68
 4/16/2007                                           4.67
 4/17/2007                                           4.61
 4/18/2007                                           4.56
 4/19/2007                                           4.57
 4/20/2007                                           4.57
 4/23/2007                                           4.55
 4/24/2007                                           4.51
 4/25/2007                                           4.55
 4/26/2007                                           4.59
 4/27/2007                                           4.59
 4/30/2007                                           4.51
  5/1/2007                                           4.54
  5/2/2007                                           4.55
  5/3/2007                                           4.59
  5/4/2007                                           4.55
  5/7/2007                                           4.55
  5/8/2007                                           4.54
  5/9/2007                                           4.58
 5/10/2007                                           4.56
 5/11/2007                                           4.58
 5/14/2007                                           4.61
 5/15/2007                                           4.63
 5/16/2007                                           4.62
 5/17/2007                                           4.68
 5/18/2007                                           4.74
 5/21/2007                                           4.71
 5/22/2007                                           4.76
 5/23/2007                                           4.79
 5/24/2007                                           4.79
 5/25/2007                                           4.80
 5/28/2007                                             ND
 5/29/2007                                           4.82
 5/30/2007                                           4.83
 5/31/2007                                           4.86
  6/1/2007                                           4.92
  6/4/2007                                           4.91
  6/5/2007                                           4.96
  6/6/2007                                           4.94
  6/7/2007                                           5.05
  6/8/2007                                           5.06
 6/11/2007                                           5.07
 6/12/2007                                           5.18
 6/13/2007                                           5.13
 6/14/2007                                           5.16
 6/15/2007                                           5.10
 6/18/2007                                           5.07
 6/19/2007                                           5.00
 6/20/2007                                           5.05
 6/21/2007                                           5.06
 6/22/2007                                           5.02
 6/25/2007                                           4.97
 6/26/2007                                           4.99
 6/27/2007                                           4.97
 6/28/2007                                           5.02
 6/29/2007                                           4.92
  7/2/2007                                           4.90
  7/3/2007                                           4.95
  7/4/2007                                             ND
  7/5/2007                                           5.05
  7/6/2007                                           5.10
  7/9/2007                                           5.07
 7/10/2007                                           4.93
 7/11/2007                                           4.98
 7/12/2007                                           5.03
 7/13/2007                                           5.01
 7/16/2007                                           4.95
 7/17/2007                                           4.98
 7/18/2007                                           4.91
 7/19/2007                                           4.94
 7/20/2007                                           4.85
 7/23/2007                                           4.86
 7/24/2007                                           4.82
 7/25/2007                                           4.80
 7/26/2007                                           4.61
 7/27/2007                                           4.60
 7/30/2007                                           4.64
 7/31/2007                                           4.60
  8/1/2007                                           4.60
  8/2/2007                                           4.62
  8/3/2007                                           4.52
  8/6/2007                                           4.52
  8/7/2007                                           4.60
  8/8/2007                                           4.69
  8/9/2007                                           4.58
 8/10/2007                                           4.59
 8/13/2007                                           4.57
 8/14/2007                                           4.51
 8/15/2007                                           4.41
 8/16/2007                                           4.26
 8/17/2007                                           4.35
 8/20/2007                                           4.32
 8/21/2007                                           4.27
 8/22/2007                                           4.34
 8/23/2007                                           4.36
 8/24/2007                                           4.42
 8/27/2007                                           4.39
 8/28/2007                                           4.25
 8/29/2007                                           4.31
 8/30/2007                                           4.21
 8/31/2007                                           4.25
  9/3/2007                                             ND
  9/4/2007                                           4.26
  9/5/2007                                           4.16
  9/6/2007                                           4.20
  9/7/2007                                           4.03
 9/10/2007                                           4.00
 9/11/2007                                           4.07
 9/12/2007                                           4.11
 9/13/2007                                           4.22
 9/14/2007                                           4.18
 9/17/2007                                           4.21
 9/18/2007                                           4.19
 9/19/2007                                           4.20
 9/20/2007                                           4.35
 9/21/2007                                           4.31
 9/24/2007                                           4.31
 9/25/2007                                           4.26
 9/26/2007                                           4.27
 9/27/2007                                           4.22
 9/28/2007                                           4.23
 10/1/2007                                           4.24
 10/2/2007                                           4.20
 10/3/2007                                           4.24
 10/4/2007                                           4.22
 10/5/2007                                           4.33
 10/8/2007                                             ND
 10/9/2007                                           4.38
10/10/2007                                           4.37
10/11/2007                                           4.36
10/12/2007                                           4.42
10/15/2007                                           4.40
10/16/2007                                           4.34
10/17/2007                                           4.22
10/18/2007                                           4.17
10/19/2007                                           4.03
10/22/2007                                           4.08
10/23/2007                                           4.06
10/24/2007                                           3.99
10/25/2007                                           4.01
10/26/2007                                           4.04
10/29/2007                                           4.04
10/30/2007                                           4.06
10/31/2007                                           4.16
 11/1/2007                                           4.02
 11/2/2007                                           3.93
 11/5/2007                                           3.96
 11/6/2007                                           3.99
 11/7/2007                                           3.92
 11/8/2007                                           3.81
 11/9/2007                                           3.77
11/12/2007                                             ND
11/13/2007                                           3.84
11/14/2007                                           3.86
11/15/2007                                           3.71
11/16/2007                                           3.68
11/19/2007                                           3.57
11/20/2007                                           3.52
11/21/2007                                           3.40
11/22/2007                                             ND
11/23/2007                                           3.42
11/26/2007                                           3.23
11/27/2007                                           3.38
11/28/2007                                           3.50
11/29/2007                                           3.42
11/30/2007                                           3.41
 12/3/2007                                           3.28
 12/4/2007                                           3.28
 12/5/2007                                           3.28
 12/6/2007                                           3.39
 12/7/2007                                           3.51
12/10/2007                                           3.54
12/11/2007                                           3.32
12/12/2007                                           3.41
12/13/2007                                           3.54
12/14/2007                                           3.63
12/17/2007                                           3.57
12/18/2007                                           3.53
12/19/2007                                           3.46
12/20/2007                                           3.45
12/21/2007                                           3.58
12/24/2007                                           3.65
12/25/2007                                             ND
12/26/2007                                           3.72
12/27/2007                                           3.64
12/28/2007                                           3.52
12/31/2007                                           3.45
  1/1/2008                                             ND
  1/2/2008                                           3.28
  1/3/2008                                           3.26
  1/4/2008                                           3.18
  1/7/2008                                           3.16
  1/8/2008                                           3.16
  1/9/2008                                           3.10
 1/10/2008                                           3.16
 1/11/2008                                           3.06
 1/14/2008                                           3.08
 1/15/2008                                           3.00
 1/16/2008                                           3.00
 1/17/2008                                           2.90
 1/18/2008                                           2.86
 1/21/2008                                             ND
 1/22/2008                                           2.64
 1/23/2008                                           2.64
 1/24/2008                                           2.85
 1/25/2008                                           2.81
 1/28/2008                                           2.80
 1/29/2008                                           2.87
 1/30/2008                                           2.96
 1/31/2008                                           2.82
  2/1/2008                                           2.75
  2/4/2008                                           2.78
  2/5/2008                                           2.66
  2/6/2008                                           2.67
  2/7/2008                                           2.79
  2/8/2008                                           2.69
 2/11/2008                                           2.67
 2/12/2008                                           2.71
 2/13/2008                                           2.71
 2/14/2008                                           2.81
 2/15/2008                                           2.76
 2/18/2008                                             ND
 2/19/2008                                           2.93
 2/20/2008                                           3.02
 2/21/2008                                           2.80
 2/22/2008                                           2.81
 2/25/2008                                           2.98
 2/26/2008                                           2.92
 2/27/2008                                           2.89
 2/28/2008                                           2.73
 2/29/2008                                           2.50
  3/3/2008                                           2.48
  3/4/2008                                           2.53
  3/5/2008                                           2.59
  3/6/2008                                           2.50
  3/7/2008                                           2.45
 3/10/2008                                           2.37
 3/11/2008                                           2.61
 3/12/2008                                           2.49
 3/13/2008                                           2.53
 3/14/2008                                           2.37
 3/17/2008                                           2.23
 3/18/2008                                           2.42
 3/19/2008                                           2.36
 3/20/2008                                           2.36
 3/21/2008                                             ND
 3/24/2008                                           2.64
 3/25/2008                                           2.61
 3/26/2008                                           2.55
 3/27/2008                                           2.61
 3/28/2008                                           2.51
 3/31/2008                                           2.46
  4/1/2008                                           2.65
  4/2/2008                                           2.72
  4/3/2008                                           2.75
  4/4/2008                                           2.63
  4/7/2008                                           2.75
  4/8/2008                                           2.72
  4/9/2008                                           2.59
 4/10/2008                                           2.66
 4/11/2008                                           2.57
 4/14/2008                                           2.60
 4/15/2008                                           2.68
 4/16/2008                                           2.82
 4/17/2008                                           2.90
 4/18/2008                                           2.95
 4/21/2008                                           2.95
 4/22/2008                                           2.96
 4/23/2008                                           2.98
 4/24/2008                                           3.15
 4/25/2008                                           3.20
 4/28/2008                                           3.14
 4/29/2008                                           3.11
 4/30/2008                                           3.03
  5/1/2008                                           3.06
  5/2/2008                                           3.18
  5/5/2008                                           3.14
  5/6/2008                                           3.15
  5/7/2008                                           3.09
  5/8/2008                                           2.99
  5/9/2008                                           2.98
 5/12/2008                                           3.00
 5/13/2008                                           3.17
 5/14/2008                                           3.22
 5/15/2008                                           3.10
 5/16/2008                                           3.12
 5/19/2008                                           3.09
 5/20/2008                                           3.02
 5/21/2008                                           3.09
 5/22/2008                                           3.24
 5/23/2008                                           3.15
 5/26/2008                                             ND
 5/27/2008                                           3.25
 5/28/2008                                           3.36
 5/29/2008                                           3.41
 5/30/2008                                           3.41
  6/2/2008                                           3.28
  6/3/2008                                           3.21
  6/4/2008                                           3.26
  6/5/2008                                           3.34
  6/6/2008                                           3.20
  6/9/2008                                           3.41
 6/10/2008                                           3.54
 6/11/2008                                           3.49
 6/12/2008                                           3.68
 6/13/2008                                           3.73
 6/16/2008                                           3.73
 6/17/2008                                           3.66
 6/18/2008                                           3.57
 6/19/2008                                           3.67
 6/20/2008                                           3.57
 6/23/2008                                           3.65
 6/24/2008                                           3.52
 6/25/2008                                           3.54
 6/26/2008                                           3.44
 6/27/2008                                           3.36
 6/30/2008                                           3.34
  7/1/2008                                           3.33
  7/2/2008                                           3.31
  7/3/2008                                           3.28
  7/4/2008                                             ND
  7/7/2008                                           3.23
  7/8/2008                                           3.19
  7/9/2008                                           3.11
 7/10/2008                                           3.10
 7/11/2008                                           3.27
 7/14/2008                                           3.20
 7/15/2008                                           3.12
 7/16/2008                                           3.20
 7/17/2008                                           3.35
 7/18/2008                                           3.42
 7/21/2008                                           3.41
 7/22/2008                                           3.48
 7/23/2008                                           3.51
 7/24/2008                                           3.37
 7/25/2008                                           3.45
 7/28/2008                                           3.34
 7/29/2008                                           3.39
 7/30/2008                                           3.36
 7/31/2008                                           3.25
  8/1/2008                                           3.23
  8/4/2008                                           3.23
  8/5/2008                                           3.28
  8/6/2008                                           3.30
  8/7/2008                                           3.16
  8/8/2008                                           3.21
 8/11/2008                                           3.27
 8/12/2008                                           3.16
 8/13/2008                                           3.21
 8/14/2008                                           3.15
 8/15/2008                                           3.11
 8/18/2008                                           3.07
 8/19/2008                                           3.07
 8/20/2008                                           3.00
 8/21/2008                                           3.08
 8/22/2008                                           3.14
 8/25/2008                                           3.04
 8/26/2008                                           3.06
 8/27/2008                                           3.02
 8/28/2008                                           3.09
 8/29/2008                                           3.10
  9/1/2008                                             ND
  9/2/2008                                           3.00
  9/3/2008                                           2.95
  9/4/2008                                           2.87
  9/5/2008                                           2.91
  9/8/2008                                           2.96
  9/9/2008                                           2.90
 9/10/2008                                           2.91
 9/11/2008                                           2.87
 9/12/2008                                           2.97
 9/15/2008                                           2.59
 9/16/2008                                           2.64
 9/17/2008                                           2.52
 9/18/2008                                           2.67
 9/19/2008                                           3.01
 9/22/2008                                           3.04
 9/23/2008                                           3.03
 9/24/2008                                           2.91
 9/25/2008                                           3.09
 9/26/2008                                           3.05
 9/29/2008                                           2.70
 9/30/2008                                           2.98
 10/1/2008                                           2.87
 10/2/2008                                           2.68
 10/3/2008                                           2.64
 10/6/2008                                           2.45
 10/7/2008                                           2.45
 10/8/2008                                           2.70
 10/9/2008                                           2.79
10/10/2008                                           2.77
10/13/2008                                             ND
10/14/2008                                           3.01
10/15/2008                                           2.90
10/16/2008                                           2.84
10/17/2008                                           2.83
10/20/2008                                           2.82
10/21/2008                                           2.63
10/22/2008                                           2.56
10/23/2008                                           2.57
10/24/2008                                           2.64
10/27/2008                                           2.67
10/28/2008                                           2.75
10/29/2008                                           2.77
10/30/2008                                           2.84
10/31/2008                                           2.80
 11/3/2008                                           2.71
 11/4/2008                                           2.56
 11/5/2008                                           2.50
 11/6/2008                                           2.46
 11/7/2008                                           2.56
11/10/2008                                           2.51
11/11/2008                                             ND
11/12/2008                                           2.37
11/13/2008                                           2.43
11/14/2008                                           2.33
11/17/2008                                           2.32
11/18/2008                                           2.22
11/19/2008                                           2.08
11/20/2008                                           1.94
11/21/2008                                           2.02
11/24/2008                                           2.24
11/25/2008                                           2.06
11/26/2008                                           2.01
11/27/2008                                             ND
11/28/2008                                           1.93
 12/1/2008                                           1.71
 12/2/2008                                           1.65
 12/3/2008                                           1.60
 12/4/2008                                           1.51
 12/5/2008                                           1.67
 12/8/2008                                           1.76
 12/9/2008                                           1.61
12/10/2008                                           1.62
12/11/2008                                           1.55
12/12/2008                                           1.55
12/15/2008                                           1.50
12/16/2008                                           1.34
12/17/2008                                           1.35
12/18/2008                                           1.26
12/19/2008                                           1.35
12/22/2008                                           1.40
12/23/2008                                           1.53
12/24/2008                                           1.54
12/25/2008                                             ND
12/26/2008                                           1.51
12/29/2008                                           1.45
12/30/2008                                           1.47
12/31/2008                                           1.55
  1/1/2009                                             ND
  1/2/2009                                           1.72
  1/5/2009                                           1.67
  1/6/2009                                           1.68
  1/7/2009                                           1.66
  1/8/2009                                           1.60
  1/9/2009                                           1.51
 1/12/2009                                           1.45
 1/13/2009                                           1.44
 1/14/2009                                           1.36
 1/15/2009                                           1.36
 1/16/2009                                           1.47
 1/19/2009                                             ND
 1/20/2009                                           1.48
 1/21/2009                                           1.60
 1/22/2009                                           1.61
 1/23/2009                                           1.64
 1/26/2009                                           1.67
 1/27/2009                                           1.59
 1/28/2009                                           1.70
 1/29/2009                                           1.87
 1/30/2009                                           1.85
  2/2/2009                                           1.75
  2/3/2009                                           1.88
  2/4/2009                                           1.91
  2/5/2009                                           1.89
  2/6/2009                                           1.97
  2/9/2009                                           1.99
 2/10/2009                                           1.79
 2/11/2009                                           1.76
 2/12/2009                                           1.73
 2/13/2009                                           1.88
 2/16/2009                                             ND
 2/17/2009                                           1.65
 2/18/2009                                           1.81
 2/19/2009                                           1.89
 2/20/2009                                           1.81
 2/23/2009                                           1.84
 2/24/2009                                           1.89
 2/25/2009                                           2.06
 2/26/2009                                           2.07
 2/27/2009                                           1.99
  3/2/2009                                           1.86
  3/3/2009                                           1.87
  3/4/2009                                           1.97
  3/5/2009                                           1.82
  3/6/2009                                           1.83
  3/9/2009                                           1.90
 3/10/2009                                           1.99
 3/11/2009                                           1.96
 3/12/2009                                           1.92
 3/13/2009                                           1.87
 3/16/2009                                           1.91
 3/17/2009                                           2.00
 3/18/2009                                           1.54
 3/19/2009                                           1.64
 3/20/2009                                           1.66
 3/23/2009                                           1.69
 3/24/2009                                           1.70
 3/25/2009                                           1.84
 3/26/2009                                           1.80
 3/27/2009                                           1.79
 3/30/2009                                           1.72
 3/31/2009                                           1.67
  4/1/2009                                           1.65
  4/2/2009                                           1.74
  4/3/2009                                           1.87
  4/6/2009                                           1.90
  4/7/2009                                           1.87
  4/8/2009                                           1.83
  4/9/2009                                           1.90
 4/10/2009                                             ND
 4/13/2009                                           1.81
 4/14/2009                                           1.71
 4/15/2009                                           1.71
 4/16/2009                                           1.79
 4/17/2009                                           1.91
 4/20/2009                                           1.82
 4/21/2009                                           1.87
 4/22/2009                                           1.92
 4/23/2009                                           1.89
 4/24/2009                                           1.96
 4/27/2009                                           1.87
 4/28/2009                                           1.97
 4/29/2009                                           2.01
 4/30/2009                                           2.02
  5/1/2009                                           2.03
  5/4/2009                                           2.03
  5/5/2009                                           2.05
  5/6/2009                                           2.06
  5/7/2009                                           2.15
  5/8/2009                                           2.15
 5/11/2009                                           2.04
 5/12/2009                                           2.02
 5/13/2009                                           1.98
 5/14/2009                                           1.98
 5/15/2009                                           2.01
 5/18/2009                                           2.09
 5/19/2009                                           2.12
 5/20/2009                                           2.05
 5/21/2009                                           2.16
 5/22/2009                                           2.23
 5/25/2009                                             ND
 5/26/2009                                           2.30
 5/27/2009                                           2.43
 5/28/2009                                           2.46
 5/29/2009                                           2.34
  6/1/2009                                           2.55
  6/2/2009                                           2.52
  6/3/2009                                           2.43
  6/4/2009                                           2.56
  6/5/2009                                           2.85
  6/8/2009                                           2.95
  6/9/2009                                           2.86
 6/10/2009                                           2.93
 6/11/2009                                           2.87
 6/12/2009                                           2.81
 6/15/2009                                           2.75
 6/16/2009                                           2.70
 6/17/2009                                           2.69
 6/18/2009                                           2.86
 6/19/2009                                           2.82
 6/22/2009                                           2.75
 6/23/2009                                           2.71
 6/24/2009                                           2.74
 6/25/2009                                           2.58
 6/26/2009                                           2.53
 6/29/2009                                           2.53
 6/30/2009                                           2.54
  7/1/2009                                           2.51
  7/2/2009                                           2.43
  7/3/2009                                             ND
  7/6/2009                                           2.40
  7/7/2009                                           2.36
  7/8/2009                                           2.23
  7/9/2009                                           2.33
 7/10/2009                                           2.22
 7/13/2009                                           2.27
 7/14/2009                                           2.37
 7/15/2009                                           2.52
 7/16/2009                                           2.46
 7/17/2009                                           2.52
 7/20/2009                                           2.46
 7/21/2009                                           2.36
 7/22/2009                                           2.43
 7/23/2009                                           2.60
 7/24/2009                                           2.57
 7/27/2009                                           2.63
 7/28/2009                                           2.63
 7/29/2009                                           2.69
 7/30/2009                                           2.66
 7/31/2009                                           2.53
  8/3/2009                                           2.66
  8/4/2009                                           2.68
  8/5/2009                                           2.73
  8/6/2009                                           2.73
  8/7/2009                                           2.84
 8/10/2009                                           2.75
 8/11/2009                                           2.69
 8/12/2009                                           2.70
 8/13/2009                                           2.58
 8/14/2009                                           2.51
 8/17/2009                                           2.43
 8/18/2009                                           2.48
 8/19/2009                                           2.43
 8/20/2009                                           2.43
 8/21/2009                                           2.58
 8/24/2009                                           2.50
 8/25/2009                                           2.48
 8/26/2009                                           2.46
 8/27/2009                                           2.48
 8/28/2009                                           2.46
 8/31/2009                                           2.39
  9/1/2009                                           2.33
  9/2/2009                                           2.26
  9/3/2009                                           2.29
  9/4/2009                                           2.36
  9/7/2009                                             ND
  9/8/2009                                           2.38
  9/9/2009                                           2.38
 9/10/2009                                           2.29
 9/11/2009                                           2.29
 9/14/2009                                           2.37
 9/15/2009                                           2.41
 9/16/2009                                           2.46
 9/17/2009                                           2.41
 9/18/2009                                           2.49
 9/21/2009                                           2.47
 9/22/2009                                           2.45
 9/23/2009                                           2.40
 9/24/2009                                           2.37
 9/25/2009                                           2.36
 9/28/2009                                           2.33
 9/29/2009                                           2.34
 9/30/2009                                           2.31
 10/1/2009                                           2.20
 10/2/2009                                           2.22
 10/5/2009                                           2.21
 10/6/2009                                           2.25
 10/7/2009                                           2.16
 10/8/2009                                           2.22
 10/9/2009                                           2.36
10/12/2009                                             ND
10/13/2009                                           2.28
10/14/2009                                           2.36
10/15/2009                                           2.41
10/16/2009                                           2.37
10/19/2009                                           2.36
10/20/2009                                           2.30
10/21/2009                                           2.38
10/22/2009                                           2.39
10/23/2009                                           2.46
10/26/2009                                           2.53
10/27/2009                                           2.41
10/28/2009                                           2.37
10/29/2009                                           2.44
10/30/2009                                           2.31
 11/2/2009                                           2.33
 11/3/2009                                           2.36
 11/4/2009                                           2.39
 11/5/2009                                           2.35
 11/6/2009                                           2.30
 11/9/2009                                           2.31
11/10/2009                                           2.31
11/11/2009                                             ND
11/12/2009                                           2.28
11/13/2009                                           2.28
11/16/2009                                           2.19
11/17/2009                                           2.19
11/18/2009                                           2.21
11/19/2009                                           2.18
11/20/2009                                           2.20
11/23/2009                                           2.20
11/24/2009                                           2.15
11/25/2009                                           2.11
11/26/2009                                             ND
11/27/2009                                           2.03
11/30/2009                                           2.01
 12/1/2009                                           2.03
 12/2/2009                                           2.09
 12/3/2009                                           2.14
 12/4/2009                                           2.24
 12/7/2009                                           2.19
 12/8/2009                                           2.12
 12/9/2009                                           2.15
12/10/2009                                           2.19
12/11/2009                                           2.26
12/14/2009                                           2.30
12/15/2009                                           2.35
12/16/2009                                           2.35
12/17/2009                                           2.24
12/18/2009                                           2.30
12/21/2009                                           2.43
12/22/2009                                           2.49
12/23/2009                                           2.51
12/24/2009                                           2.57
12/25/2009                                             ND
12/28/2009                                           2.62
12/29/2009                                           2.62
12/30/2009                                           2.61
12/31/2009                                           2.69
  1/1/2010                                             ND
  1/4/2010                                           2.65
  1/5/2010                                           2.56
  1/6/2010                                           2.60
  1/7/2010                                           2.62
  1/8/2010                                           2.57
 1/11/2010                                           2.58
 1/12/2010                                           2.49
 1/13/2010                                           2.55
 1/14/2010                                           2.51
 1/15/2010                                           2.44
 1/18/2010                                             ND
 1/19/2010                                           2.48
 1/20/2010                                           2.45
 1/21/2010                                           2.38
 1/22/2010                                           2.37
 1/25/2010                                           2.39
 1/26/2010                                           2.38
 1/27/2010                                           2.43
 1/28/2010                                           2.41
 1/29/2010                                           2.34
  2/1/2010                                           2.38
  2/2/2010                                           2.37
  2/3/2010                                           2.40
  2/4/2010                                           2.29
  2/5/2010                                           2.23
  2/8/2010                                           2.26
  2/9/2010                                           2.32
 2/10/2010                                           2.39
 2/11/2010                                           2.39
 2/12/2010                                           2.35
 2/15/2010                                             ND
 2/16/2010                                           2.32
 2/17/2010                                           2.40
 2/18/2010                                           2.46
 2/19/2010                                           2.48
 2/22/2010                                           2.47
 2/23/2010                                           2.37
 2/24/2010                                           2.40
 2/25/2010                                           2.33
 2/26/2010                                           2.30
  3/1/2010                                           2.28
  3/2/2010                                           2.27
  3/3/2010                                           2.27
  3/4/2010                                           2.28
  3/5/2010                                           2.35
  3/8/2010                                           2.36
  3/9/2010                                           2.34
 3/10/2010                                           2.39
 3/11/2010                                           2.43
 3/12/2010                                           2.42
 3/15/2010                                           2.42
 3/16/2010                                           2.37
 3/17/2010                                           2.38
 3/18/2010                                           2.44
 3/19/2010                                           2.48
 3/22/2010                                           2.43
 3/23/2010                                           2.44
 3/24/2010                                           2.62
 3/25/2010                                           2.65
 3/26/2010                                           2.59
 3/29/2010                                           2.60
 3/30/2010                                           2.60
 3/31/2010                                           2.55
  4/1/2010                                           2.59
  4/2/2010                                           2.67
  4/5/2010                                           2.75
  4/6/2010                                           2.71
  4/7/2010                                           2.62
  4/8/2010                                           2.64
  4/9/2010                                           2.65
 4/12/2010                                           2.60
 4/13/2010                                           2.58
 4/14/2010                                           2.61
 4/15/2010                                           2.57
 4/16/2010                                           2.49
 4/19/2010                                           2.54
 4/20/2010                                           2.56
 4/21/2010                                           2.52
 4/22/2010                                           2.57
 4/23/2010                                           2.61
 4/26/2010                                           2.60
 4/27/2010                                           2.46
 4/28/2010                                           2.53
 4/29/2010                                           2.49
 4/30/2010                                           2.43
  5/3/2010                                           2.47
  5/4/2010                                           2.38
  5/5/2010                                           2.31
  5/6/2010                                           2.13
  5/7/2010                                           2.17
 5/10/2010                                           2.27
 5/11/2010                                           2.26
 5/12/2010                                           2.29
 5/13/2010                                           2.27
 5/14/2010                                           2.16
 5/17/2010                                           2.20
 5/18/2010                                           2.11
 5/19/2010                                           2.13
 5/20/2010                                           2.04
 5/21/2010                                           2.02
 5/24/2010                                           2.04
 5/25/2010                                           2.01
 5/26/2010                                           2.06
 5/27/2010                                           2.18
 5/28/2010                                           2.10
 5/31/2010                                             ND
  6/1/2010                                           2.09
  6/2/2010                                           2.14
  6/3/2010                                           2.17
  6/4/2010                                           1.98
  6/7/2010                                           1.95
  6/8/2010                                           1.98
  6/9/2010                                           1.99
 6/10/2010                                           2.12
 6/11/2010                                           2.03
 6/14/2010                                           2.07
 6/15/2010                                           2.10
 6/16/2010                                           2.06
 6/17/2010                                           2.01
 6/18/2010                                           2.04
 6/21/2010                                           2.05
 6/22/2010                                           1.98
 6/23/2010                                           1.93
 6/24/2010                                           1.93
 6/25/2010                                           1.90
 6/28/2010                                           1.83
 6/29/2010                                           1.78
 6/30/2010                                           1.79
  7/1/2010                                           1.80
  7/2/2010                                           1.82
  7/5/2010                                             ND
  7/6/2010                                           1.76
  7/7/2010                                           1.79
  7/8/2010                                           1.80
  7/9/2010                                           1.85
 7/12/2010                                           1.85
 7/13/2010                                           1.90
 7/14/2010                                           1.82
 7/15/2010                                           1.76
 7/16/2010                                           1.70
 7/19/2010                                           1.73
 7/20/2010                                           1.71
 7/21/2010                                           1.66
 7/22/2010                                           1.69
 7/23/2010                                           1.75
 7/26/2010                                           1.76
 7/27/2010                                           1.82
 7/28/2010                                           1.75
 7/29/2010                                           1.70
 7/30/2010                                           1.60
  8/2/2010                                           1.64
  8/3/2010                                           1.55
  8/4/2010                                           1.62
  8/5/2010                                           1.57
  8/6/2010                                           1.51
  8/9/2010                                           1.54
 8/10/2010                                           1.46
 8/11/2010                                           1.44
 8/12/2010                                           1.48
 8/13/2010                                           1.47
 8/16/2010                                           1.40
 8/17/2010                                           1.44
 8/18/2010                                           1.46
 8/19/2010                                           1.41
 8/20/2010                                           1.47
 8/23/2010                                           1.43
 8/24/2010                                           1.36
 8/25/2010                                           1.40
 8/26/2010                                           1.38
 8/27/2010                                           1.49
 8/30/2010                                           1.39
 8/31/2010                                           1.33
  9/1/2010                                           1.41
  9/2/2010                                           1.43
  9/3/2010                                           1.49
  9/6/2010                                             ND
  9/7/2010                                           1.41
  9/8/2010                                           1.46
  9/9/2010                                           1.57
 9/10/2010                                           1.59
 9/13/2010                                           1.51
 9/14/2010                                           1.43
 9/15/2010                                           1.46
 9/16/2010                                           1.48
 9/17/2010                                           1.46
 9/20/2010                                           1.43
 9/21/2010                                           1.34
 9/22/2010                                           1.33
 9/23/2010                                           1.34
 9/24/2010                                           1.37
 9/27/2010                                           1.31
 9/28/2010                                           1.25
 9/29/2010                                           1.28
 9/30/2010                                           1.27
 10/1/2010                                           1.26
 10/4/2010                                           1.23
 10/5/2010                                           1.21
 10/6/2010                                           1.16
 10/7/2010                                           1.14
 10/8/2010                                           1.11
10/11/2010                                             ND
10/12/2010                                           1.14
10/13/2010                                           1.13
10/14/2010                                           1.18
10/15/2010                                           1.20
10/18/2010                                           1.14
10/19/2010                                           1.11
10/20/2010                                           1.11
10/21/2010                                           1.15
10/22/2010                                           1.17
10/25/2010                                           1.20
10/26/2010                                           1.27
10/27/2010                                           1.34
10/28/2010                                           1.23
10/29/2010                                           1.17
 11/1/2010                                           1.17
 11/2/2010                                           1.15
 11/3/2010                                           1.11
 11/4/2010                                           1.04
 11/5/2010                                           1.10
 11/8/2010                                           1.13
 11/9/2010                                           1.27
11/10/2010                                           1.23
11/11/2010                                             ND
11/12/2010                                           1.35
11/15/2010                                           1.51
11/16/2010                                           1.49
11/17/2010                                           1.49
11/18/2010                                           1.51
11/19/2010                                           1.54
11/22/2010                                           1.44
11/23/2010                                           1.40
11/24/2010                                           1.56
11/25/2010                                             ND
11/26/2010                                           1.53
11/29/2010                                           1.51
11/30/2010                                           1.47
 12/1/2010                                           1.64
 12/2/2010                                           1.68
 12/3/2010                                           1.64
 12/6/2010                                           1.53
 12/7/2010                                           1.74
 12/8/2010                                           1.87
 12/9/2010                                           1.90
12/10/2010                                           1.98
12/13/2010                                           1.91
12/14/2010                                           2.08
12/15/2010                                           2.11
12/16/2010                                           2.06
12/17/2010                                           1.97
12/20/2010                                           1.99
12/21/2010                                           1.99
12/22/2010                                           2.02
12/23/2010                                           2.09
12/24/2010                                             ND
12/27/2010                                           2.08
12/28/2010                                           2.18
12/29/2010                                           2.03
12/30/2010                                           2.06
12/31/2010                                           2.01
  1/3/2011                                           2.02
  1/4/2011                                           2.01
  1/5/2011                                           2.14
  1/6/2011                                           2.09
  1/7/2011                                           1.96
 1/10/2011                                           1.93
 1/11/2011                                           1.98
 1/12/2011                                           1.99
 1/13/2011                                           1.93
 1/14/2011                                           1.95
 1/17/2011                                             ND
 1/18/2011                                           1.97
 1/19/2011                                           1.95
 1/20/2011                                           2.06
 1/21/2011                                           2.04
 1/24/2011                                           2.03
 1/25/2011                                           1.96
 1/26/2011                                           2.03
 1/27/2011                                           1.98
 1/28/2011                                           1.92
 1/31/2011                                           1.95
  2/1/2011                                           2.02
  2/2/2011                                           2.10
  2/3/2011                                           2.18
  2/4/2011                                           2.27
  2/7/2011                                           2.29
  2/8/2011                                           2.39
  2/9/2011                                           2.33
 2/10/2011                                           2.40
 2/11/2011                                           2.38
 2/14/2011                                           2.37
 2/15/2011                                           2.35
 2/16/2011                                           2.37
 2/17/2011                                           2.30
 2/18/2011                                           2.30
 2/21/2011                                             ND
 2/22/2011                                           2.16
 2/23/2011                                           2.21
 2/24/2011                                           2.19
 2/25/2011                                           2.16
 2/28/2011                                           2.13
  3/1/2011                                           2.11
  3/2/2011                                           2.16
  3/3/2011                                           2.30
  3/4/2011                                           2.17
  3/7/2011                                           2.19
  3/8/2011                                           2.22
  3/9/2011                                           2.16
 3/10/2011                                           2.05
 3/11/2011                                           2.06
 3/14/2011                                           2.00
 3/15/2011                                           2.00
 3/16/2011                                           1.87
 3/17/2011                                           1.91
 3/18/2011                                           1.96
 3/21/2011                                           2.04
 3/22/2011                                           2.07
 3/23/2011                                           2.07
 3/24/2011                                           2.14
 3/25/2011                                           2.20
 3/28/2011                                           2.23
 3/29/2011                                           2.25
 3/30/2011                                           2.21
 3/31/2011                                           2.24
  4/1/2011                                           2.24
  4/4/2011                                           2.20
  4/5/2011                                           2.28
  4/6/2011                                           2.32
  4/7/2011                                           2.29
  4/8/2011                                           2.31
 4/11/2011                                           2.31
 4/12/2011                                           2.22
 4/13/2011                                           2.19
 4/14/2011                                           2.23
 4/15/2011                                           2.14
 4/18/2011                                           2.09
 4/19/2011                                           2.09
 4/20/2011                                           2.15
 4/21/2011                                           2.14
 4/22/2011                                             ND
 4/25/2011                                           2.10
 4/26/2011                                           2.05
 4/27/2011                                           2.06
 4/28/2011                                           2.00
 4/29/2011                                           1.97
  5/2/2011                                           1.96
  5/3/2011                                           1.96
  5/4/2011                                           1.95
  5/5/2011                                           1.88
  5/6/2011                                           1.87
  5/9/2011                                           1.84
 5/10/2011                                           1.91
 5/11/2011                                           1.87
 5/12/2011                                           1.89
 5/13/2011                                           1.86
 5/16/2011                                           1.83
 5/17/2011                                           1.80
 5/18/2011                                           1.87
 5/19/2011                                           1.85
 5/20/2011                                           1.82
 5/23/2011                                           1.80
 5/24/2011                                           1.81
 5/25/2011                                           1.81
 5/26/2011                                           1.72
 5/27/2011                                           1.71
 5/30/2011                                             ND
 5/31/2011                                           1.68
  6/1/2011                                           1.60
  6/2/2011                                           1.65
  6/3/2011                                           1.60
  6/6/2011                                           1.60
  6/7/2011                                           1.59
  6/8/2011                                           1.52
  6/9/2011                                           1.60
 6/10/2011                                           1.58
 6/13/2011                                           1.59
 6/14/2011                                           1.70
 6/15/2011                                           1.55
 6/16/2011                                           1.52
 6/17/2011                                           1.53
 6/20/2011                                           1.55
 6/21/2011                                           1.57
 6/22/2011                                           1.58
 6/23/2011                                           1.48
 6/24/2011                                           1.40
 6/27/2011                                           1.47
 6/28/2011                                           1.62
 6/29/2011                                           1.70
 6/30/2011                                           1.76
  7/1/2011                                           1.80
  7/4/2011                                             ND
  7/5/2011                                           1.70
  7/6/2011                                           1.66
  7/7/2011                                           1.74
  7/8/2011                                           1.57
 7/11/2011                                           1.49
 7/12/2011                                           1.47
 7/13/2011                                           1.45
 7/14/2011                                           1.51
 7/15/2011                                           1.46
 7/18/2011                                           1.45
 7/19/2011                                           1.45
 7/20/2011                                           1.49
 7/21/2011                                           1.56
 7/22/2011                                           1.53
 7/25/2011                                           1.55
 7/26/2011                                           1.51
 7/27/2011                                           1.56
 7/28/2011                                           1.52
 7/29/2011                                           1.35
  8/1/2011                                           1.32
  8/2/2011                                           1.23
  8/3/2011                                           1.25
  8/4/2011                                           1.12
  8/5/2011                                           1.23
  8/8/2011                                           1.11
  8/9/2011                                           0.91
 8/10/2011                                           0.93
 8/11/2011                                           1.02
 8/12/2011                                           0.96
 8/15/2011                                           0.99
 8/16/2011                                           0.95
 8/17/2011                                           0.92
 8/18/2011                                           0.90
 8/19/2011                                           0.90
 8/22/2011                                           0.94
 8/23/2011                                           0.95
 8/24/2011                                           1.05
 8/25/2011                                           0.98
 8/26/2011                                           0.94
 8/29/2011                                           0.99
 8/30/2011                                           0.94
 8/31/2011                                           0.96
  9/1/2011                                           0.90
  9/2/2011                                           0.88
  9/5/2011                                             ND
  9/6/2011                                           0.88
  9/7/2011                                           0.92
  9/8/2011                                           0.88
  9/9/2011                                           0.81
 9/12/2011                                           0.87
 9/13/2011                                           0.89
 9/14/2011                                           0.91
 9/15/2011                                           0.95
 9/16/2011                                           0.94
 9/19/2011                                           0.85
 9/20/2011                                           0.85
 9/21/2011                                           0.88
 9/22/2011                                           0.79
 9/23/2011                                           0.89
 9/26/2011                                           0.92
 9/27/2011                                           0.97
 9/28/2011                                           0.99
 9/29/2011                                           0.98
 9/30/2011                                           0.96
 10/3/2011                                           0.87
 10/4/2011                                           0.90
 10/5/2011                                           0.96
 10/6/2011                                           1.01
 10/7/2011                                           1.08
10/10/2011                                             ND
10/11/2011                                           1.14
10/12/2011                                           1.17
10/13/2011                                           1.11
10/14/2011                                           1.12
10/17/2011                                           1.08
10/18/2011                                           1.07
10/19/2011                                           1.05
10/20/2011                                           1.07
10/21/2011                                           1.08
10/24/2011                                           1.10
10/25/2011                                           1.01
10/26/2011                                           1.09
10/27/2011                                           1.20
10/28/2011                                           1.13
10/31/2011                                           0.99
 11/1/2011                                           0.90
 11/2/2011                                           0.89
 11/3/2011                                           0.91
 11/4/2011                                           0.88
 11/7/2011                                           0.88
 11/8/2011                                           0.92
 11/9/2011                                           0.88
11/10/2011                                           0.90
11/11/2011                                             ND
11/14/2011                                           0.91
11/15/2011                                           0.93
11/16/2011                                           0.90
11/17/2011                                           0.88
11/18/2011                                           0.94
11/21/2011                                           0.92
11/22/2011                                           0.91
11/23/2011                                           0.88
11/24/2011                                             ND
11/25/2011                                           0.93
11/28/2011                                           0.91
11/29/2011                                           0.93
11/30/2011                                           0.96
 12/1/2011                                           0.97
 12/2/2011                                           0.92
 12/5/2011                                           0.93
 12/6/2011                                           0.94
 12/7/2011                                           0.89
 12/8/2011                                           0.86
 12/9/2011                                           0.89
12/12/2011                                           0.87
12/13/2011                                           0.85
12/14/2011                                           0.86
12/15/2011                                           0.86
12/16/2011                                           0.81
12/19/2011                                           0.82
12/20/2011                                           0.88
12/21/2011                                           0.91
12/22/2011                                           0.91
12/23/2011                                           0.97
12/26/2011                                             ND
12/27/2011                                           0.96
12/28/2011                                           0.91
12/29/2011                                           0.88
12/30/2011                                           0.83
  1/2/2012                                             ND
  1/3/2012                                           0.89
  1/4/2012                                           0.89
  1/5/2012                                           0.88
  1/6/2012                                           0.86
  1/9/2012                                           0.85
 1/10/2012                                           0.86
 1/11/2012                                           0.82
 1/12/2012                                           0.84
 1/13/2012                                           0.80
 1/16/2012                                             ND
 1/17/2012                                           0.79
 1/18/2012                                           0.82
 1/19/2012                                           0.87
 1/20/2012                                           0.91
 1/23/2012                                           0.93
 1/24/2012                                           0.92
 1/25/2012                                           0.81
 1/26/2012                                           0.77
 1/27/2012                                           0.75
 1/30/2012                                           0.73
 1/31/2012                                           0.71
  2/1/2012                                           0.72
  2/2/2012                                           0.71
  2/3/2012                                           0.78
  2/6/2012                                           0.76
  2/7/2012                                           0.82
  2/8/2012                                           0.82
  2/9/2012                                           0.86
 2/10/2012                                           0.81
 2/13/2012                                           0.85
 2/14/2012                                           0.81
 2/15/2012                                           0.81
 2/16/2012                                           0.87
 2/17/2012                                           0.88
 2/20/2012                                             ND
 2/21/2012                                           0.92
 2/22/2012                                           0.88
 2/23/2012                                           0.88
 2/24/2012                                           0.89
 2/27/2012                                           0.84
 2/28/2012                                           0.84
 2/29/2012                                           0.87
  3/1/2012                                           0.89
  3/2/2012                                           0.84
  3/5/2012                                           0.87
  3/6/2012                                           0.83
  3/7/2012                                           0.85
  3/8/2012                                           0.89
  3/9/2012                                           0.90
 3/12/2012                                           0.92
 3/13/2012                                           0.99
 3/14/2012                                           1.13
 3/15/2012                                           1.11
 3/16/2012                                           1.13
 3/19/2012                                           1.20
 3/20/2012                                           1.22
 3/21/2012                                           1.15
 3/22/2012                                           1.13
 3/23/2012                                           1.10
 3/26/2012                                           1.09
 3/27/2012                                           1.04
 3/28/2012                                           1.05
 3/29/2012                                           1.01
 3/30/2012                                           1.04
  4/2/2012                                           1.03
  4/3/2012                                           1.10
  4/4/2012                                           1.05
  4/5/2012                                           1.01
  4/6/2012                                           0.89
  4/9/2012                                           0.90
 4/10/2012                                           0.85
 4/11/2012                                           0.89
 4/12/2012                                           0.90
 4/13/2012                                           0.86
 4/16/2012                                           0.85
 4/17/2012                                           0.88
 4/18/2012                                           0.86
 4/19/2012                                           0.84
 4/20/2012                                           0.86
 4/23/2012                                           0.83
 4/24/2012                                           0.86
 4/25/2012                                           0.86
 4/26/2012                                           0.83
 4/27/2012                                           0.82
 4/30/2012                                           0.82
  5/1/2012                                           0.84
  5/2/2012                                           0.82
  5/3/2012                                           0.82
  5/4/2012                                           0.78
  5/7/2012                                           0.79
  5/8/2012                                           0.77
  5/9/2012                                           0.77
 5/10/2012                                           0.79
 5/11/2012                                           0.75
 5/14/2012                                           0.73
 5/15/2012                                           0.74
 5/16/2012                                           0.75
 5/17/2012                                           0.74
 5/18/2012                                           0.75
 5/21/2012                                           0.75
 5/22/2012                                           0.78
 5/23/2012                                           0.74
 5/24/2012                                           0.77
 5/25/2012                                           0.76
 5/28/2012                                             ND
 5/29/2012                                           0.76
 5/30/2012                                           0.69
 5/31/2012                                           0.67
  6/1/2012                                           0.62
  6/4/2012                                           0.68
  6/5/2012                                           0.68
  6/6/2012                                           0.73
  6/7/2012                                           0.72
  6/8/2012                                           0.71
 6/11/2012                                           0.69
 6/12/2012                                           0.75
 6/13/2012                                           0.71
 6/14/2012                                           0.73
 6/15/2012                                           0.68
 6/18/2012                                           0.69
 6/19/2012                                           0.71
 6/20/2012                                           0.74
 6/21/2012                                           0.73
 6/22/2012                                           0.76
 6/25/2012                                           0.72
 6/26/2012                                           0.75
 6/27/2012                                           0.73
 6/28/2012                                           0.69
 6/29/2012                                           0.72
  7/2/2012                                           0.67
  7/3/2012                                           0.69
  7/4/2012                                             ND
  7/5/2012                                           0.68
  7/6/2012                                           0.64
  7/9/2012                                           0.63
 7/10/2012                                           0.63
 7/11/2012                                           0.64
 7/12/2012                                           0.63
 7/13/2012                                           0.63
 7/16/2012                                           0.60
 7/17/2012                                           0.62
 7/18/2012                                           0.60
 7/19/2012                                           0.62
 7/20/2012                                           0.59
 7/23/2012                                           0.57
 7/24/2012                                           0.57
 7/25/2012                                           0.56
 7/26/2012                                           0.58
 7/27/2012                                           0.65
 7/30/2012                                           0.61
 7/31/2012                                           0.60

                           [END CHART]

           Source: Federal Reserve Board

    first quarter of 2012, when investors were less risk averse. Investments in high-quality tax-exempt and taxable municipal bonds also enhanced performance. We had purchased these securities in the first half of 2011 with the assistance of our tax-exempt (municipal) bond team. The Fund's holdings appreciated as the tax-exempt market rallied during the reporting period.

    In keeping with our investment strategy, we concentrated on using our credit expertise and ability to analyze debt securities, including structured securities, to maximize income while maintaining an acceptable level of price volatility. As always, we continued to rely on our team of research analysts to help us identify what we believe to be attractive opportunities for the portfolio. Our credit analysts also continued to monitor every holding in the Fund. We remain committed to building a high-quality portfolio diversified among multiple asset classes and across a large number of issuers. To minimize the Fund's exposure to potential surprises, we limit the positions we take in any one issuer.

================================================================================

4  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

o   WHAT IS THE OUTLOOK?

    The Fed is likely to keep interest rates as low as possible for the foreseeable future. In addition to extending Operation Twist, the Fed has hinted at further quantitative easing if conditions warrant it. Meanwhile, interest rates remain at artificially low levels. That is, the Fed's policies and investors' safe-haven buying have combined to keep rates exceptionally low. As a result, they may experience significant volatility when the U.S. economy begins growing strongly.

    In our opinion, U.S. government debt will remain a flight-to-quality refuge from geopolitical turmoil. We expect Europe to weigh on the markets for some time to come. The U.S. economy is likely to continue growing slowly in the face of numerous headwinds, including high unemployment, a decrease in consumer spending, and the weak housing market. There is the possibility it may suffer from the spill-over from the global economic slowdown, particularly in Europe and China.

    Although the bond market has generated strong returns in recent years, we believe fixed-income securities have returned to a traditional role as an income-accumulation vehicle. In the future, shareholders should expect the majority of their return to come from the income provided by the Fund.

    We appreciate the opportunity to help you with your investment needs. Thank you for your investment in the Fund.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA INTERMEDIATE-TERM BOND FUND SHARES (FUND SHARES) (Ticker Symbol: USIBX)

--------------------------------------------------------------------------------
                                        7/31/12                    7/31/11
--------------------------------------------------------------------------------
Net Assets                          $2,117.8 Million           $1,731.6 Million
Net Asset Value Per Share                $10.81                      $10.60
Dollar-Weighted Average
Portfolio Maturity(+)                   6.7 Years                   6.4 Years

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/12
--------------------------------------------------------------------------------
     1 Year                          5 Years                            10 Years
     7.27%                            7.90%                              6.53%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/12*
--------------------------------------------------------------------------------
     Unsubsidized           3.82%               Subsidized            3.89%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------
    Before Reimbursement  0.72%                    After Reimbursement  0.65%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE FUND SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012. THESE EXPENSE RATIOS MAY DIFFER
FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED JULY 31, 2012

--------------------------------------------------------------------------------
             TOTAL RETURN       =    DIVIDEND RETURN      +       PRICE CHANGE
--------------------------------------------------------------------------------
10 Years        6.53%           =         5.50%           +          1.03%
5 Years         7.90%           =         6.02%           +          1.88%
1 Year          7.27%           =         5.29%           +          1.98%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR ONE-YEAR PERIODS ENDED JULY 31, 2003 -- JULY 31, 2012

        [CHART OF TOTAL RETURN, DIVIDEND RETURN & CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
7/31/2003           9.67%                5.67%                      4.00%
7/31/2004           4.55                 4.65                      -0.10
7/31/2005           4.60                 4.70                      -0.10
7/31/2006           1.62                 4.78                      -3.16
7/31/2007           5.46                 5.05                       0.41
7/31/2008          -0.08                 5.30                      -5.38
7/31/2009           2.71                 6.89                      -4.18
7/31/2010          20.30                 6.97                      13.33
7/31/2011          10.44                 5.70                       4.74
7/31/2012           7.27                 5.29                       1.98

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM    LIPPER INTERMEDIATE INVESTMENT        BARCLAYS U.S.
                      BOND FUND SHARES              GRADE FUNDS INDEX          AGGREGATE BOND INDEX
 7/31/2002               $10,000.00                   $10,000.00                     $10,000.00
 8/31/2002                10,255.87                    10,192.72                      10,168.84
 9/30/2002                10,448.34                    10,303.93                      10,333.53
10/31/2002                10,249.40                    10,264.42                      10,286.46
11/30/2002                10,278.73                    10,313.21                      10,283.73
12/31/2002                10,566.03                    10,523.09                      10,496.15
 1/31/2003                10,603.32                    10,555.99                      10,505.11
 2/28/2003                10,787.78                    10,706.51                      10,650.46
 3/31/2003                10,799.73                    10,707.57                      10,642.26
 4/30/2003                10,973.18                    10,832.72                      10,730.07
 5/31/2003                11,277.38                    11,034.75                      10,930.13
 6/30/2003                11,289.34                    11,032.07                      10,908.44
 7/31/2003                10,967.43                    10,660.09                      10,541.71
 8/31/2003                11,000.87                    10,741.19                      10,611.70
 9/30/2003                11,313.86                    11,030.00                      10,892.59
10/31/2003                11,240.11                    10,952.14                      10,791.01
11/30/2003                11,258.01                    10,981.06                      10,816.85
12/31/2003                11,367.81                    11,092.75                      10,926.93
 1/31/2004                11,453.62                    11,180.95                      11,014.84
 2/29/2004                11,562.42                    11,289.55                      11,134.07
 3/31/2004                11,638.43                    11,370.88                      11,217.45
 4/30/2004                11,405.54                    11,097.67                      10,925.61
 5/31/2004                11,333.61                    11,043.25                      10,881.84
 6/30/2004                11,376.38                    11,094.71                      10,943.34
 7/31/2004                11,467.36                    11,198.85                      11,051.82
 8/31/2004                11,656.10                    11,400.52                      11,262.63
 9/30/2004                11,700.25                    11,430.35                      11,293.19
10/31/2004                11,789.52                    11,520.44                      11,387.89
11/30/2004                11,698.57                    11,448.43                      11,297.06
12/31/2004                11,816.01                    11,567.51                      11,401.00
 1/31/2005                11,870.29                    11,629.99                      11,472.60
 2/28/2005                11,823.06                    11,580.68                      11,404.87
 3/31/2005                11,763.28                    11,512.15                      11,346.30
 4/30/2005                11,917.96                    11,653.79                      11,499.86
 5/31/2005                12,020.04                    11,776.16                      11,624.27
 6/30/2005                12,101.25                    11,845.23                      11,687.66
 7/31/2005                11,993.81                    11,752.71                      11,581.26
 8/31/2005                12,146.61                    11,899.78                      11,729.73
 9/30/2005                12,041.28                    11,779.09                      11,608.90
10/31/2005                11,965.08                    11,682.09                      11,517.02
11/30/2005                12,024.37                    11,724.85                      11,567.96
12/31/2005                12,134.51                    11,831.59                      11,677.94
 1/31/2006                12,118.32                    11,846.64                      11,678.60
 2/28/2006                12,154.94                    11,881.60                      11,717.37
 3/31/2006                12,074.09                    11,766.76                      11,602.39
 4/30/2006                12,036.57                    11,750.43                      11,581.35
 5/31/2006                12,038.26                    11,737.65                      11,569.00
 6/30/2006                12,054.51                    11,750.21                      11,593.52
 7/31/2006                12,200.33                    11,913.22                      11,750.29
 8/31/2006                12,387.38                    12,092.31                      11,930.17
 9/30/2006                12,527.45                    12,193.51                      12,034.96
10/31/2006                12,614.01                    12,275.87                      12,114.57
11/30/2006                12,767.47                    12,418.05                      12,255.12
12/31/2006                12,704.24                    12,359.89                      12,184.00
 1/31/2007                12,715.03                    12,347.34                      12,179.00
 2/28/2007                12,921.77                    12,547.26                      12,366.80
 3/31/2007                12,912.98                    12,542.93                      12,367.17
 4/30/2007                12,991.47                    12,606.06                      12,433.86
 5/31/2007                12,878.10                    12,499.15                      12,339.63
 6/30/2007                12,848.36                    12,448.20                      12,303.13
 7/31/2007                12,865.97                    12,516.85                      12,405.75
 8/31/2007                12,965.92                    12,629.78                      12,557.80
 9/30/2007                13,057.05                    12,765.00                      12,653.07
10/31/2007                13,138.62                    12,848.75                      12,766.73
11/30/2007                13,213.56                    13,014.93                      12,996.32
12/31/2007                13,191.74                    13,030.71                      13,032.82
 1/31/2008                13,249.62                    13,248.10                      13,251.75
 2/29/2008                13,150.76                    13,181.84                      13,270.14
 3/31/2008                13,072.25                    13,045.37                      13,315.42
 4/30/2008                13,050.10                    13,113.42                      13,287.59
 5/31/2008                13,086.87                    13,010.65                      13,190.15
 6/30/2008                12,984.58                    12,902.54                      13,179.49
 7/31/2008                12,855.52                    12,778.72                      13,168.74
 8/31/2008                12,853.70                    12,855.22                      13,293.72
 9/30/2008                12,347.62                    12,455.04                      13,115.17
10/31/2008                11,494.13                    11,991.53                      12,805.59
11/30/2008                11,274.02                    11,971.79                      13,222.41
12/31/2008                11,146.89                    12,417.15                      13,715.73
 1/31/2009                11,187.34                    12,398.33                      13,594.71
 2/28/2009                11,113.03                    12,259.52                      13,543.40
 3/31/2009                11,339.53                    12,491.30                      13,731.67
 4/30/2009                11,611.20                    12,706.92                      13,797.32
 5/31/2009                12,395.17                    13,011.42                      13,897.40
 6/30/2009                12,748.34                    13,167.88                      13,976.44
 7/31/2009                13,208.84                    13,549.65                      14,201.88
 8/31/2009                13,630.49                    13,743.17                      14,348.93
 9/30/2009                14,076.81                    13,994.76                      14,499.66
10/31/2009                14,331.99                    14,122.16                      14,571.25
11/30/2009                14,535.28                    14,296.79                      14,759.90
12/31/2009                14,586.57                    14,192.93                      14,529.18
 1/31/2010                15,001.63                    14,449.33                      14,751.13
 2/28/2010                15,104.93                    14,522.15                      14,806.21
 3/31/2010                15,335.40                    14,603.18                      14,788.01
 4/30/2010                15,629.74                    14,805.82                      14,941.95
 5/31/2010                15,452.13                    14,812.13                      15,067.68
 6/30/2010                15,592.15                    15,051.10                      15,303.96
 7/31/2010                15,886.40                    15,259.19                      15,467.24
 8/31/2010                16,158.81                    15,488.89                      15,666.26
 9/30/2010                16,391.51                    15,580.57                      15,682.96
10/31/2010                16,636.90                    15,674.66                      15,738.80
11/30/2010                16,595.32                    15,551.42                      15,648.34
12/31/2010                16,548.78                    15,415.97                      15,479.60
 1/31/2011                16,761.62                    15,497.39                      15,497.61
 2/28/2011                16,900.75                    15,560.72                      15,536.38
 3/31/2011                16,979.84                    15,579.15                      15,544.96
 4/30/2011                17,254.85                    15,809.71                      15,742.29
 5/31/2011                17,458.75                    15,976.82                      15,947.73
 6/30/2011                17,320.87                    15,899.10                      15,901.04
 7/31/2011                17,542.99                    16,121.75                      16,153.36
 8/31/2011                17,371.33                    16,188.69                      16,389.36
 9/30/2011                17,220.61                    16,151.10                      16,508.58
10/31/2011                17,461.09                    16,285.40                      16,526.32
11/30/2011                17,385.15                    16,180.82                      16,511.98
12/31/2011                17,598.65                    16,384.34                      16,693.46
 1/31/2012                17,921.28                    16,664.21                      16,840.04
 2/29/2012                18,081.75                    16,727.23                      16,836.17
 3/31/2012                18,123.97                    16,686.97                      16,743.92
 4/30/2012                18,298.39                    16,884.09                      16,929.55
 5/31/2012                18,341.06                    16,998.65                      17,082.74
 6/30/2012                18,435.94                    17,061.76                      17,089.43
 7/31/2012                18,819.13                    17,358.01                      17,325.15

                                   [END CHART]

         Data from 7/31/02 to 7/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Shares to the following benchmarks:

o The unmanaged Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Investment Grade Debt Funds category.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

8  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                    USAA INTERMEDIATE-TERM      LIPPER INTERMEDIATE INVESTMENT
                       BOND FUND SHARES            GRADE DEBT FUNDS AVERAGE
7/31/2003                    5.32%                           4.24%
7/31/2004                    4.61                            3.74
7/31/2005                    4.65                            3.73
7/31/2006                    4.89                            4.22
7/31/2007                    5.09                            4.57
7/31/2008                    5.70                            5.03
7/31/2009                    6.47                            4.66
7/31/2010                    5.77                            3.86
7/31/2011                    5.23                            3.24
7/31/2012                    4.93                            2.85

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 7/31/03 to 7/31/12.

The Lipper Intermediate Investment Grade Debt Funds Average is the average performance level of all intermediate investment-grade debt funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA INTERMEDIATE-TERM BOND FUND INSTITUTIONAL SHARES (INSTITUTIONAL SHARES) (Ticker Symbol: UIITX)


--------------------------------------------------------------------------------
                                       7/31/12                      7/31/11
--------------------------------------------------------------------------------

Net Assets                         $336.5 Million               $194.9 Million
Net Asset Value Per Share             $10.81                       $10.60


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/08

    7.37%                                                    10.17%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/11*
--------------------------------------------------------------------------------

                                    0.55%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Institutional Shares are currently offered for sale only through a USAA Managed Account Program or to a USAA Fund participating in a fund-of-funds investment strategy and not to the general public.

================================================================================

10  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               USAA INTERMEDIATE-TERM BOND     LIPPER INTERMEDIATE INVESTMENT         BARCLAYS U.S.
                FUND INSTITUTIONAL SHARES           GRADE FUNDS INDEX             AGGREGATE BOND INDEX
 7/31/2008             $10,000.00                       $10,000.00                     $10,000.00
 8/31/2008               9,995.51                        10,059.87                      10,094.91
 9/30/2008               9,603.48                         9,746.71                       9,959.32
10/31/2008               8,941.32                         9,383.98                       9,724.23
11/30/2008               8,771.29                         9,368.53                      10,040.76
12/31/2008               8,673.92                         9,717.05                      10,415.37
 1/31/2009               8,706.83                         9,702.33                      10,323.47
 2/28/2009               8,650.28                         9,593.70                      10,284.50
 3/31/2009               8,827.96                         9,775.08                      10,427.47
 4/30/2009               9,040.93                         9,943.81                      10,477.33
 5/31/2009               9,652.88                        10,182.10                      10,553.32
 6/30/2009               9,929.45                        10,304.54                      10,613.35
 7/31/2009              10,289.85                        10,603.29                      10,784.54
 8/31/2009              10,619.91                        10,754.73                      10,896.20
 9/30/2009              10,969.35                        10,951.61                      11,010.66
10/31/2009              11,170.03                        11,051.31                      11,065.03
11/30/2009              11,330.16                        11,187.97                      11,208.28
12/31/2009              11,372.15                        11,106.69                      11,033.08
 1/31/2010              11,697.42                        11,307.34                      11,201.62
 2/28/2010              11,779.67                        11,364.32                      11,243.45
 3/31/2010              11,949.41                        11,427.73                      11,229.63
 4/30/2010              12,193.02                        11,586.31                      11,346.52
 5/31/2010              12,056.28                        11,591.25                      11,442.00
 6/30/2010              12,167.42                        11,778.25                      11,621.43
 7/31/2010              12,399.31                        11,941.09                      11,745.42
 8/31/2010              12,613.98                        12,120.85                      11,896.55
 9/30/2010              12,797.73                        12,192.59                      11,909.23
10/31/2010              12,991.56                        12,266.22                      11,951.63
11/30/2010              12,961.30                        12,169.77                      11,882.94
12/31/2010              12,927.37                        12,063.78                      11,754.80
 1/31/2011              13,095.80                        12,127.49                      11,768.48
 2/28/2011              13,206.52                        12,177.05                      11,797.92
 3/31/2011              13,270.59                        12,191.48                      11,804.44
 4/30/2011              13,474.89                        12,371.90                      11,954.28
 5/31/2011              13,649.11                        12,502.68                      12,110.29
 6/30/2011              13,543.40                        12,441.86                      12,074.83
 7/31/2011              13,719.22                        12,616.09                      12,266.44
 8/31/2011              13,587.05                        12,668.48                      12,445.65
 9/30/2011              13,470.14                        12,639.06                      12,536.18
10/31/2011              13,659.14                        12,744.16                      12,549.65
11/30/2011              13,600.79                        12,662.31                      12,538.76
12/31/2011              13,769.00                        12,821.58                      12,676.57
 1/31/2012              14,022.39                        13,040.59                      12,787.88
 2/29/2012              14,148.83                        13,089.91                      12,784.95
 3/31/2012              14,182.92                        13,058.41                      12,714.90
 4/30/2012              14,320.12                        13,212.66                      12,855.86
 5/31/2012              14,354.34                        13,302.31                      12,972.18
 6/30/2012              14,429.44                        13,351.70                      12,977.27
 7/31/2012              14,730.71                        13,583.52                      13,156.26

                                   [END CHART]

      Data from 7/31/08 through 7/31/12.*

      See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Institutional Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA INTERMEDIATE-TERM BOND FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: UITBX)

--------------------------------------------------------------------------------
                                       7/31/12                      7/31/11
--------------------------------------------------------------------------------
Net Assets                         $7.9 Million                 $6.1 Million
Net Asset Value Per Share             $10.80                       $10.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/12
--------------------------------------------------------------------------------
    1 Year                                           Since Inception 8/01/10
    6.86%                                                    8.52%

--------------------------------------------------------------------------------
                         30-DAY SEC YIELD AS OF 7/31/12*
--------------------------------------------------------------------------------
    Unsubsidized            2.84%                Subsidized             3.59%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11**
--------------------------------------------------------------------------------
    Before Reimbursement    1.70%                After Reimbursement    0.95%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2011, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.95% OF THE ADVISER SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INTERMEDIATE-TERM       LIPPER INTERMEDIATE INVESTMENT            BARCLAYS U.S.
                  BOND FUND ADVISER SHARES             GRADE FUNDS INDEX              AGGREGATE BOND INDEX
 7/31/2010              $10,000.00                      $10,000.00                         $10,000.00
 8/31/2010               10,167.97                       10,150.54                          10,128.67
 9/30/2010               10,321.93                       10,210.62                          10,139.47
10/31/2010               10,473.75                       10,272.28                          10,175.57
11/30/2010               10,444.97                       10,191.51                          10,117.09
12/31/2010               10,402.80                       10,102.74                          10,007.99
 1/31/2011               10,534.01                       10,156.10                          10,019.64
 2/28/2011               10,629.23                       10,197.61                          10,044.70
 3/31/2011               10,666.05                       10,209.68                          10,050.25
 4/30/2011               10,836.23                       10,360.78                          10,177.83
 5/31/2011               10,961.69                       10,470.30                          10,310.65
 6/30/2011               10,882.66                       10,419.36                          10,280.46
 7/31/2011               11,019.42                       10,565.27                          10,443.59
 8/31/2011               10,898.39                       10,609.15                          10,596.17
 9/30/2011               10,800.87                       10,584.51                          10,673.26
10/31/2011               10,949.26                       10,672.52                          10,684.72
11/30/2011               10,909.42                       10,603.98                          10,675.45
12/31/2011               11,040.42                       10,737.36                          10,792.78
 1/31/2012               11,240.16                       10,920.77                          10,887.55
 2/29/2012               11,327.45                       10,962.07                          10,885.05
 3/31/2012               11,350.95                       10,935.69                          10,825.41
 4/30/2012               11,468.29                       11,064.87                          10,945.43
 5/31/2012               11,492.11                       11,139.94                          11,044.46
 6/30/2012               11,537.81                       11,181.30                          11,048.79
 7/31/2012               11,774.97                       11,375.45                          11,201.19

                                   [END CHART]

      Data from 7/31/10 to 7/31/12.*

      See page 8 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Intermediate-Term Bond Fund Adviser Shares to the benchmarks.

*The performance of the Barclays U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 7/31/2012 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA*                                                                       16.6%
AA                                                                          8.9%
A                                                                          21.1%
BBB                                                                        42.8%
BELOW INVESTMENT-GRADE                                                      9.5%
UNRATED                                                                     0.3%
SHORT-TERM INVESTMENT-GRADE RATINGS                                         0.8%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service (Moody's), Standard & Poor's Rating Services (S&P), Fitch Ratings Ltd. (Fitch), or Dominion Bond Rating Service Ltd. (Dominion), and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Asset Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes. Securities within the Short-Term Investment-Grade Ratings category are those that are ranked in the top two short-term credit ratings for the respective rating agency, (which are A-1 and A-2 for S&P and P-1 and P-2 for Moody's, F1 and F2 for Fitch, and R-1 and R-2 for Dominion). Short-term ratings are generally assigned to those obligations considered short-term; such obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. The Below Investment-Grade category includes both long-term and short-term securities.

Percentages are of the total market value of the Fund's investments.

You will find a complete list of securities that the Fund owns on pages 18-45.

*As of August 5, 2011, Standard & Poor's Ratings has downgraded U.S. government securities from AAA to AA+.

================================================================================

14  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

                         o PORTFOLIO MIX -- 7/31/2012 o

                          [PIE CHART OF PORTFOLIO MIX]

CORPORATE OBLIGATIONS                                                     52.0%
COMMERCIAL MORTGAGE SECURITIES                                            20.3%
EURODOLLAR AND YANKEE OBLIGATIONS                                         12.5%
MUNICIPAL BONDS                                                            5.4%
PREFERRED SECURITIES                                                       3.2%
ASSET-BACKED SECURITIES                                                    2.7%
U.S. TREASURY SECURITIES                                                   2.0%
U.S. GOVERNMENT AGENCY ISSUES                                              1.4%
MONEY MARKET INSTRUMENTS                                                   0.9%

                                   [END CHART]

        Percentages are of net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended July 31, 2012, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2013.

3.11% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the fiscal year ended July 31, 2012, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the fiscal year ended July 31, 2012, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $95,879,000 as qualifying interest income.

================================================================================

16  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA INTERMEDIATE-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Intermediate-Term Bond Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of July 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Intermediate-Term Bond Fund at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
September 21, 2012

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

July 31, 2012

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (52.0%)

            CONSUMER DISCRETIONARY (1.2%)
            -----------------------------
            AUTOMOTIVE RETAIL (0.0%)
$    1,000  AutoZone, Inc.                                       5.75%         1/15/2015           $    1,104
                                                                                                   ----------
            BROADCASTING (0.0%)
     1,000  Sinclair Television Group, Inc.(a)                   9.25         11/01/2017                1,115
                                                                                                   ----------
            CABLE & SATELLITE (0.1%)
       660  Charter Communications Operating, LLC, Term C(b)     3.50          9/06/2016                  658
     1,000  Comcast Corp.                                        6.50          1/15/2017                1,211
     1,000  Time Warner Cable, Inc.                              8.25          2/14/2014                1,112
                                                                                                   ----------
                                                                                                        2,981
                                                                                                   ----------
            CATALOG RETAIL (0.1%)
     1,000  QVC, Inc.(a)                                         7.13          4/15/2017                1,061
     1,000  QVC, Inc.(a)                                         7.38         10/15/2020                1,120
                                                                                                   ----------
                                                                                                        2,181
                                                                                                   ----------
            DEPARTMENT STORES (0.2%)
     2,000  Federated Retail Holdings, Inc.                      5.90         12/01/2016                2,338
     2,000  Macy's Retail Holdings, Inc.                         7.45          7/15/2017                2,466
                                                                                                   ----------
                                                                                                        4,804
                                                                                                   ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,000  Starwood Hotels & Resorts Worldwide, Inc.            7.88         10/15/2014                2,277
                                                                                                   ----------
            HOUSEHOLD APPLIANCES (0.1%)
     1,000  Whirlpool Corp.                                      7.75          7/15/2016                1,169
                                                                                                   ----------
            LEISURE PRODUCTS (0.1%)
     2,000  Hasbro, Inc.                                         6.13          5/15/2014                2,162
                                                                                                   ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
     1,000  Service Corp. International                          7.63         10/01/2018                1,165
     2,000  Service Corp. International                          7.00          5/15/2019                2,185
                                                                                                   ----------
                                                                                                        3,350
                                                                                                   ----------
            SPECIALTY STORES (0.4%)
     5,000  Harbor Freight Tools USA, Inc.(b)                    5.50         11/14/2017                5,009
     2,000  Sally Holdings, LLC / Sally Capital Inc.             5.75          6/01/2022                2,148

================================================================================

18  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  Staples, Inc.                                        9.75%         1/15/2014           $    2,229
                                                                                                   ----------
                                                                                                        9,386
                                                                                                   ----------
            Total Consumer Discretionary                                                               30,529
                                                                                                   ----------
            CONSUMER STAPLES (1.3%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.1%)
     2,000  Cargill, Inc.(a)                                     6.00         11/27/2017                2,416
                                                                                                   ----------
            DRUG RETAIL (0.5%)
     9,888  CVS Pass-Through Trust(a)                            5.93          1/10/2034               11,477
                                                                                                   ----------
            PACKAGED FOODS & MEAT (0.7%)
      995   B&G Foods, Inc.(b)                                   4.50         11/30/2018                1,001
   15,000   Kraft Foods Group, Inc.(a)                           3.50          6/06/2022               15,931
                                                                                                   ----------
                                                                                                       16,932
                                                                                                   ----------
            SOFT DRINKS (0.0%)
     1,000  Coca-Cola Co.                                        1.80          9/01/2016                1,041
                                                                                                   ----------
            Total Consumer Staples                                                                     31,866
                                                                                                   ----------
            ENERGY (8.6%)
            -------------
            COAL & CONSUMABLE FUELS (0.1%)
     2,500  Peabody Energy Corp.(a)                              6.00         11/15/2018                2,513
                                                                                                   ----------
            INTEGRATED OIL & GAS (0.1%)
     2,000  Hess Corp.                                           8.13          2/15/2019                2,628
                                                                                                   ----------
            OIL & GAS DRILLING (0.2%)
     2,000  Nabors Industries, Inc.                              9.25          1/15/2019                2,603
     3,000  Noble Holding International Ltd.                     3.95          3/15/2022                3,148
                                                                                                   ----------
                                                                                                        5,751
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.3%)
     2,000  Exterran Holdings, Inc.                              7.25         12/01/2018                1,990
     2,000  SEACOR Holdings, Inc.(c)                             5.88         10/01/2012                2,011
     3,079  SEACOR Holdings, Inc.                                7.38         10/01/2019                3,383
                                                                                                   ----------
                                                                                                        7,384
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.6%)
     8,000  Anadarko Petroleum Corp.                             6.38          9/15/2017                9,607
     3,000  Chesapeake Energy Corp.                              6.63          8/15/2020                3,000
     1,208  Denbury Resources, Inc.                              9.75          3/01/2016                1,323
     4,000  Denbury Resources, Inc.                              6.38          8/15/2021                4,310
     2,000  Devon Energy Corp.                                   6.30          1/15/2019                2,495
     1,000  EQT Corp.                                            8.13          6/01/2019                1,207
     3,000  EQT Corp.                                            4.88         11/15/2021                3,186
     2,000  Equitable Resources Foundation, Inc.                 6.50          4/01/2018                2,298

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Linn Energy, LLC(a)                                   6.25%       11/01/2019           $    2,974
     3,000  Newfield Exploration Co.                              6.88         2/01/2020                3,300
     2,000  Newfield Exploration Co.                              5.75         1/30/2022                2,170
     2,000  Noble Energy, Inc.                                    8.25         3/01/2019                2,593
     5,000  Pioneer Natural Resource                              3.95         7/15/2022                5,198
     1,000  Polar Tankers, Inc.(a)                                5.95         5/10/2037                1,221
       900  QEP Resources, Inc.                                   6.80         3/01/2020                  997
     5,000  QEP Resources, Inc.                                   6.88         3/01/2021                5,675
     1,000  Range Resources Corp.                                 8.00         5/15/2019                1,112
    10,000  Southwestern Energy Co.(a),(c)                        4.10         3/15/2022               10,470
                                                                                                   ----------
                                                                                                       63,136
                                                                                                   ----------
            OIL & GAS REFINING & MARKETING (0.2%)
     1,000  Citgo Petroleum Corp.(a)                             11.50         7/01/2017                1,140
     2,000  Motiva Enterprises, LLC(a)                            5.75         1/15/2020                2,392
     1,000  Sunoco, Inc.                                          9.63         4/15/2015                1,175
     1,000  Tesoro Corp.                                          6.63        11/01/2015                1,024
                                                                                                   ----------
                                                                                                        5,731
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (5.1%)
       250  Buckeye Partners, LP                                  5.13         7/01/2017                  272
     1,000  DCP Midstream, LLC(a)                                 9.70        12/01/2013                1,096
     3,000  DCP Midstream, LLC                                    4.95         4/01/2022                3,149
     1,000  Duke Capital Corp., LLC                               5.50         3/01/2014                1,058
     1,000  Duke Capital Corp., LLC                               8.00        10/01/2019                1,308
     1,000  El Paso Corp.                                         6.50         9/15/2020                1,126
     2,000  El Paso Energy Corp.(a),(c)                           5.90         4/01/2017                2,346
     2,000  El Paso Pipeline Partners Operating, LLC              6.50         4/01/2020                2,360
     5,000  El Paso Pipeline Partners Operating, LLC              5.00        10/01/2021                5,479
    19,000  Enbridge Energy Partners, LP                          8.05        10/01/2037               21,222
     1,000  Energy Transfer Partners, LP                          6.00         7/01/2013                1,042
     1,000  Energy Transfer Partners, LP                          9.70         3/15/2019                1,300
     1,000  Enterprise Products Operating, LP                     8.38         8/01/2066                1,096
     5,000  Enterprise Products Operating, LP                     7.00         6/01/2067                5,201
     7,550  Enterprise Products Operating, LP                     7.03         1/15/2068                8,239
     2,000  Gulf South Pipeline Co., LP(a)                        5.75         8/15/2012                2,003
     2,405  Kinder Morgan Finance Co.                             5.70         1/05/2016                2,570
    12,000  NGPL PipeCo, LLC(c)                                   7.12        12/15/2017               12,390
     5,000  NuStar Logistics, LP(c)                               4.80         9/01/2020                4,801
     3,000  NuStar Logistics, LP(c)                               4.75         2/01/2022                2,864
     2,000  Oneok Partners, LP                                    8.63         3/01/2019                2,623
     1,000  Plains All American Pipeline, LP                      8.75         5/01/2019                1,334
     5,000  Rockies Express Pipeline, LLC(a)                      3.90         4/15/2015                4,900
     2,000  Sabine Pass LNG, LP(c)                                7.25        11/30/2013                2,090

================================================================================

20  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    3,000  Southeast Supply Header(a)                           4.85%         8/15/2014           $    3,162
    16,000  Southern Union Co.                                   3.48(d)      11/01/2066               13,120
     1,000  Spectra Energy Capital, LLC                          5.90          9/15/2013                1,051
     2,000  Sunoco Logistics Partners Operations, LP             8.75          2/15/2014                2,174
     3,000  Targa Resources Partners, LP(a)                      6.88          2/01/2021                3,180
     1,000  Tennessee Gas Pipeline Co.                           8.00          2/01/2016                1,184
     2,000  Tennessee Gas Pipeline Co.                           7.00         10/15/2028                2,602
     5,000  Western Gas Partners, LP(c)                          5.38          6/01/2021                5,632
                                                                                                   ----------
                                                                                                      123,974
                                                                                                   ----------
            Total Energy                                                                              211,117
                                                                                                   ----------
            FINANCIALS (22.6%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
     2,000  Mellon Bank, N.A.                                    5.45          4/01/2016                2,220
    10,000  State Street Capital Trust IV                        1.47(d)       6/15/2037                7,497
                                                                                                   ----------
                                                                                                        9,717
                                                                                                   ----------
            CONSUMER FINANCE (0.7%)
     5,000  Ally Financial, Inc.                                 4.63          6/26/2015                5,162
     8,000  American Express Co.(c)                              6.80          9/01/2066                8,530
     1,000  American Honda Finance Corp.(a)                      6.70         10/01/2013                1,071
       965  Capital One Financial Corp.                          7.69          8/15/2036                  978
     1,266  General Motors Acceptance Corp.                      6.88          8/28/2012                1,272
                                                                                                   ----------
                                                                                                       17,013
                                                                                                   ----------
            DIVERSIFIED BANKS (0.6%)
     1,000  Comerica Bank                                        5.20          8/22/2017                1,131
     3,000  First Union National Bank                            6.18          2/15/2036                3,655
     2,000  First Union National Bank, Florida                   6.18          2/15/2036                2,437
     2,500  USB Realty Corp.(a)                                  1.60(d)               -(e)             2,094
     5,000  Wells Fargo & Co.                                    3.50          3/08/2022                5,343
                                                                                                   ----------
                                                                                                       14,660
                                                                                                   ----------
            INVESTMENT BANKING & BROKERAGE (0.3%)
     6,569  3Schwab Capital Trust I                              7.50         11/15/2037                6,848
                                                                                                   ----------
            LIFE & HEALTH INSURANCE (3.4%)
     2,000  Forethought Financial Group(a)                       8.63          4/15/2021                2,092
    11,500  Great-West Life & Annuity Insurance Co.(a)           7.15          5/16/2046               11,443
     3,000  Jackson National Life Global Funding(a)              5.38          5/08/2013                3,100
    12,018  Lincoln National Corp.                               7.00          5/17/2066               11,988
     5,000  MetLife Capital Trust X(a)                           9.25          4/08/2038                6,250
     8,000  MetLife, Inc.                                        6.40         12/15/2066                8,396
     1,000  Ohio National Financial Services, Inc.(a)            6.38          4/30/2020                1,141
     2,000  Ohio National Financial Services, Inc.(a)            6.63          5/01/2031                2,301

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Primerica, Inc.                                      4.75%         7/15/2022           $    5,174
     3,000  Principal Financial Global Fund, LLC                 0.98(d)       1/10/2031                2,311
     2,000  Prudential Financial, Inc.                           6.00         12/01/2017                2,350
     5,000  Prudential Holdings, LLC(a)                          7.25         12/18/2023                5,819
    19,471  StanCorp Financial Group, Inc.                       6.90          6/01/2067               18,668
     2,000  Travelers Life & Annuity(a)                          5.13          8/15/2014                2,164
                                                                                                   ----------
                                                                                                       83,197
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.6%)
     2,000  American International Group, Inc.                   8.18          5/15/2058                2,290
    10,000  Genworth Financial, Inc.                             6.15         11/15/2066                5,875
    10,000  Glen Meadow(a)                                       6.51          2/12/2067                7,425
     2,000  HCC Insurance Holdings, Inc.                         6.30         11/15/2019                2,300
    20,235  Nationwide Mutual Insurance Co.(a),(c)               5.81         12/15/2024               18,533
     3,000  Unitrin, Inc.                                        6.00         11/30/2015                3,159
                                                                                                   ----------
                                                                                                       39,582
                                                                                                   ----------
            MULTI-SECTOR HOLDINGS (0.1%)
     2,500  Leucadia National Corp.                              8.13          9/15/2015                2,822
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.1%)
     1,000  Bank of America Corp.                                8.00                  -(e)             1,079
     1,000  Bank of America Corp.                                8.13                  -(e)             1,080
     2,000  Bank of America Corp.                                5.63         10/14/2016                2,187
     2,000  Bank of America Corp.                                6.10          6/15/2017                2,215
     2,000  Bank of America Corp.                                5.75         12/01/2017                2,211
     2,000  Citigroup, Inc.                                      6.38          8/12/2014                2,161
     2,000  Countrywide Financial Corp.                          6.25          5/15/2016                2,127
     5,000  General Electric Capital Corp.                       6.25                  -(e)             5,135
     9,000  General Electric Capital Corp.                       6.38         11/15/2067                9,509
     6,440  General Electric Capital Trust I                     6.38         11/15/2067                6,778
     7,000  ILFC E-Capital Trust I(a)                            4.28(d)      12/21/2065                4,865
     2,000  ILFC E-Capital Trust II(a)                           6.25         12/21/2065                1,510
     3,000  International Lease Finance Corp.(a)                 6.50          9/01/2014                3,218
     2,000  JPMorgan Chase Capital XIII                          1.41(d)       9/30/2034                1,410
    10,000  JPMorgan Chase Capital XXI                           1.42(d)       2/02/2037                6,970
                                                                                                   ----------
                                                                                                       52,455
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (4.3%)
     1,000  21st Century Insurance Group                         5.90         12/15/2013                1,048
     5,000  Alleghany Corp.(c)                                   5.63          9/15/2020                5,509
     2,000  Allied World Assurance                               5.50         11/15/2020                2,156
    10,000  Allstate Corp.                                       6.13          5/15/2037               10,188
     1,535  Assured Guaranty U.S. Holdings, Inc.                 7.00          6/01/2034                1,601
     2,425  Assured Guaranty U.S. Holdings, Inc.                 6.40         12/15/2066                1,855

================================================================================

22  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$   10,000  BNSF Funding Trust I                                  6.61%       12/15/2055           $   10,876
    15,000  Chubb Corp.                                           6.38         3/29/2067               15,750
     3,000  Farmers Exchange Capital(a)                           7.05         7/15/2028                3,598
     1,700  Farmers Insurance Exchange(a)                         8.63         5/01/2024                2,257
     3,000  Financial Security Assurance Holdings Ltd.(a)         6.40        12/15/2066                2,070
     1,000  Infinity Property & Casualty Corp.                    5.50         2/18/2014                1,037
     6,760  Ironshore Holdings, Inc.(a),(c)                       8.50         5/15/2020                7,474
     3,000  Liberty Mutual Group, Inc.(a)                         7.00         3/15/2037                2,715
    18,010  Progressive Corp.                                     6.70         6/15/2037               19,201
     2,000  RLI Corp.                                             5.95         1/15/2014                2,089
     5,000  Travelers Companies, Inc.                             6.25         3/15/2037                5,250
     5,000  White Mountains Re Group Ltd.(a)                      7.51                 -(e)             5,042
     5,000  White Mountains Re Group Ltd.(a)                      6.38         3/20/2017                5,372
                                                                                                   ----------
                                                                                                      105,088
                                                                                                   ----------
            REGIONAL BANKS (3.6%)
     3,290  AmSouth Bank, N.A.                                    4.85         4/01/2013                3,364
     1,750  Bank of Oklahoma                                      1.16(d)      5/15/2017                1,630
     2,000  Chittenden Corp.                                      1.15(d)      2/14/2017                1,967
     1,000  City National Corp.                                   5.13         2/15/2013                1,018
     2,000  Cullen/Frost Bankers, Inc.                            1.00(d)      2/15/2017                1,921
     2,000  Cullen/Frost Capital Trust II                         2.02(d)      3/01/2034                1,626
     1,000  Emigrant Bancorp, Inc.(a)                             6.25         6/15/2014                  920
    10,000  Fifth Third Capital Trust IV                          6.50         4/15/2037               10,025
     2,395  First Empire Capital Trust I                          8.23         2/01/2027                2,590
     1,000  First Maryland Capital Trust I                        1.46(d)      1/15/2027                  736
     7,000  First Niagara Financial Group, Inc.                   7.25        12/15/2021                8,044
     1,000  First Republic Bank Corp.                             7.75         9/15/2012                1,002
     1,000  First Tennessee Bank, N.A.                            4.63         5/15/2013                1,024
     3,000  First Tennessee Bank, N.A.                            5.65         4/01/2016                3,159
     2,000  Fulton Capital Trust I                                6.29         2/01/2036                1,906
     2,000  Huntington Bancshares, Inc.                           7.00        12/15/2020                2,386
     2,000  Key Bank, N.A.                                        5.45         3/03/2016                2,234
       750  KeyCorp Capital II                                    6.88         3/17/2029                  789
    16,000  Manufacturers & Traders Trust Co.                     5.63        12/01/2021               16,129
     1,500  National City Preferred Capital Trust I              12.00                 -(e)             1,547
     5,000  PNC Preferred Funding Trust III(a)                    8.70                 -(e)             5,116
     2,000  Regions Financial Corp.                               7.75        11/10/2014                2,205
     1,000  Regions Financial Corp.                               5.75         6/15/2015                1,069
     2,000  Susquehanna Bancshares, Inc.                          2.29(d)      5/01/2014                1,902
     2,000  TCF Financial Bank                                    2.10(d)      6/15/2014                1,959
     2,000  TCF National Bank                                     5.50         2/01/2016                2,136
     5,000  UnionBanCal Corp.                                     3.50         6/18/2022                5,236
     1,000  Webster Financial Corp.                               5.13         4/15/2014                  990

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Whitney National Bank                                5.88%         4/01/2017           $    1,065
     1,000  Wilmington Trust Corp.                               8.50          4/02/2018                1,213
     1,000  Zions Bancorp.                                       6.00          9/15/2015                1,041
                                                                                                   ----------
                                                                                                       87,949
                                                                                                   ----------
            REITs - DIVERSIFIED (0.2%)
     1,000  Liberty Property, LP                                 5.13          3/02/2015                1,074
     1,000  Liberty Property, LP                                 6.63         10/01/2017                1,179
     4,000  Washington REIT                                      5.35          5/01/2015                4,287
                                                                                                   ----------
                                                                                                        6,540
                                                                                                   ----------
            REITs - INDUSTRIAL (0.4%)
     2,500  AMB Property, LP                                     6.30          6/01/2013                2,580
     5,000  ProLogis, LP                                         6.88          3/15/2020                6,170
     1,000  ProLogis, LP                                         1.88         11/15/2037                1,003
                                                                                                   ----------
                                                                                                        9,753
                                                                                                   ----------
            REITs - OFFICE (1.9%)
     7,000  Alexandria Real Estate Equities, Inc.                4.60          4/01/2022                7,274
     2,000  BioMed Realty, LP(a)                                 6.13          4/15/2020                2,313
     3,000  Biomed Realty, LP                                    4.25          7/15/2022                3,120
       365  Boston Properties, LP                                6.25          1/15/2013                  374
     2,000  Boston Properties, LP                                5.88         10/15/2019                2,361
     8,000  Boston Properties, LP                                3.85          2/01/2023                8,441
     2,000  Brandywine Operating Partnership, LP                 7.50          5/15/2015                2,246
     1,000  Brandywine Operating Partnership, LP                 6.00          4/01/2016                1,093
     1,000  Duke Realty, LP                                      5.50          3/01/2016                1,085
     1,000  Duke Realty, LP                                      5.95          2/15/2017                1,125
     1,000  Duke Realty, LP                                      6.50          1/15/2018                1,160
     1,000  HRPT Properties Trust                                5.75         11/01/2015                1,055
     2,000  HRPT Properties Trust                                6.25          8/15/2016                2,150
     1,700  HRPT Properties Trust                                6.25          6/15/2017                1,850
     1,000  HRPT Properties Trust                                6.65          1/15/2018                1,093
     1,500  Mack-Cali Realty, LP                                 5.80          1/15/2016                1,657
     1,000  Mack-Cali Realty, LP                                 7.75          8/15/2019                1,251
     1,000  Reckson Operating Partnership, LP                    6.00          3/31/2016                1,079
     5,000  Wells Operating Partnership II, LP                   5.88          4/01/2018                5,269
                                                                                                   ----------
                                                                                                       45,996
                                                                                                   ----------
            REITs - RESIDENTIAL (0.7%)
     1,330  BRE Properties, Inc.                                 5.50          3/15/2017                1,501
     1,965  ERP Operating, LP                                    6.58          4/13/2015                2,217
     2,000  UDR, Inc.                                            5.25          1/15/2015                2,148
    10,000  UDR, Inc.                                            4.63          1/10/2022               10,841
                                                                                                   ----------
                                                                                                       16,707
                                                                                                   ----------

================================================================================

24  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            REITs - RETAIL (0.9%)
$    2,000  Developers Diversified Realty Corp.                  5.50%         5/01/2015           $    2,141
     3,000  Equity One, Inc.                                     6.25         12/15/2014                3,246
     1,000  Federal Realty Investment Trust                      6.20          1/15/2017                1,161
     3,000  Federal Realty Investment Trust                      3.00          8/01/2022                2,993
     1,000  National Retail Properties, Inc.                     6.88         10/15/2017                1,138
     1,000  Pan Pacific Retail Properties, Inc.                  5.25          9/01/2015                1,072
     2,000  Realty Income Corp.                                  5.95          9/15/2016                2,275
     2,000  Regency Centers, LP                                  5.88          6/15/2017                2,295
     1,000  Simon Property Group, LP                             6.10          5/01/2016                1,141
     4,000  Weingarten Realty Investors                          4.86          1/15/2014                4,104
                                                                                                   ----------
                                                                                                       21,566
                                                                                                   ----------
            REITs - SPECIALIZED (1.4%)
     6,000  Entertainment Properties Trust                       7.75          7/15/2020                6,771
     2,000  Health Care Property Investors, Inc.                 6.30          9/15/2016                2,289
     2,000  Health Care REIT, Inc.                               4.70          9/15/2017                2,158
     3,000  Health Care REIT, Inc.                               6.13          4/15/2020                3,502
     2,000  Health Care REIT, Inc.                               4.95          1/15/2021                2,191
     5,000  Healthcare Realty Trust                              6.50          1/17/2017                5,620
     1,000  Hospitality Properties Trust                         5.13          2/15/2015                1,031
     1,000  Host Hotels & Resorts, LP                            9.00          5/15/2017                1,108
     2,000  Nationwide Health Properties, Inc.                   6.90         10/01/2037                2,582
     6,000  Senior Housing Properties Trust                      6.75          4/15/2020                6,637
     2,000  Senior Housing Properties Trust                      6.75         12/15/2021                2,231
                                                                                                   ----------
                                                                                                       36,120
                                                                                                   ----------
            SPECIALIZED FINANCE (0.0%)
     1,000  ERAC USA Finance Co.(a)                              6.20         11/01/2016                1,151
                                                                                                   ----------
            Total Financials                                                                          557,164
                                                                                                   ----------
            HEALTH CARE (0.7%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     1,000  Baxter International, Inc.                           4.00          3/01/2014                1,055
     2,000  Hologic Inc.(b),(f)                                  4.50          7/19/2019                2,015
                                                                                                   ----------
                                                                                                        3,070
                                                                                                   ----------
            HEALTH CARE FACILITIES (0.3%)
     2,000  HCA, Inc.                                            8.50          4/15/2019                2,264
     3,000  HCA, Inc.                                            7.25          9/15/2020                3,367
       500  Health Management Associates, Inc.(a)                7.38          1/15/2020                  542
                                                                                                   ----------
                                                                                                        6,173
                                                                                                   ----------
            HEALTH CARE SERVICES (0.0%)
     1,000  Laboratory Corp. of America                          5.63         12/15/2015                1,133
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (0.1%)
$    2,000  Highmark, Inc.(a)                                     6.80%        8/15/2013           $    2,085
                                                                                                   ----------
            PHARMACEUTICALS (0.2%)
     1,000  Hospira, Inc.                                         6.40         5/15/2015                1,112
     1,000  Hospira, Inc.                                         6.05         3/30/2017                1,133
     1,000  Mylan, Inc.(a)                                        7.63         7/15/2017                1,121
     1,000  Mylan, Inc.(a)                                        7.88         7/15/2020                1,142
                                                                                                   ----------
                                                                                                        4,508
                                                                                                   ----------
            Total Health Care                                                                          16,969
                                                                                                   ----------
            INDUSTRIALS (2.8%)
            ------------------
            AEROSPACE & DEFENSE (0.8%)
       603  L-3 Communications Corp.                              6.38        10/15/2015                  618
    10,000  L-3 Communications Corp.                              5.20        10/15/2019               11,232
     2,000  Textron Financial Corp.                               5.40         4/28/2013                2,051
     5,000  United Technologies Corp.                             3.10         6/01/2022                5,389
                                                                                                   ----------
                                                                                                       19,290
                                                                                                   ----------
            AIRLINES (1.3%)
       247  America West Airlines, Inc. Pass-Through Trust        6.87         1/02/2017                  248
     1,420  America West Airlines, Inc. Pass-Through Trust (INS)  7.93         1/02/2019                1,495
     2,145  American Airlines, Inc. Pass-Through Trust           10.38         7/02/2019                2,305
     4,287  Continental Airlines, Inc. Pass-Through Trust(c)      9.00         7/08/2016                4,941
       857  Continental Airlines, Inc. Pass-Through Trust         6.55         2/02/2019                  925
     1,050  Continental Airlines, Inc. Pass-Through Trust (INS)   6.24         3/15/2020                1,093
    11,000  Continental Airlines, Inc. Pass-Through Trust(c)      4.15         4/11/2024               10,890
     2,082  US Airways Group, Inc. Pass-Through Trust (INS)       7.08         3/20/2021                2,114
     4,677  US Airways Group, Inc. Pass-Through Trust             6.25         4/22/2023                4,923
     2,952  US Airways Group, Inc. Pass-Through Trust             7.13         4/22/2025                3,158
                                                                                                   ----------
                                                                                                       32,092
                                                                                                   ----------
            BUILDING PRODUCTS (0.1%)
     1,000  Building Materials Corp.(a)                           7.00         2/15/2020                1,095
     1,000  USG Corp.                                             6.30        11/15/2016                  979
     1,000  USG Corp.                                             9.75         1/15/2018                1,072
                                                                                                   ----------
                                                                                                        3,146
                                                                                                   ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     1,000  Paccar, Inc.                                          6.88         2/15/2014                1,095
     2,481  Terex Corp.(b)                                        5.50         4/28/2017                2,502
                                                                                                   ----------
                                                                                                        3,597
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.1%)
     1,860  Tomkins, LLC(b)                                       4.25         9/29/2016                1,869
                                                                                                   ----------

================================================================================

26  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.1%)
$    1,500  SPX Corp.                                            6.88%         9/01/2017           $    1,665
                                                                                                   ----------
            RAILROADS (0.1%)
     3,002  Southern Capital Corp.(a)                            5.70          6/30/2022                3,149
                                                                                                   ----------
            SECURITY & ALARM SERVICES (0.2%)
     2,000  Corrections Corp. of America                         7.75          6/01/2017                2,176
     2,000  GEO Group, Inc.                                      7.75         10/15/2017                2,165
                                                                                                   ----------
                                                                                                        4,341
                                                                                                   ----------
            Total Industrials                                                                          69,149
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.3%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     1,000  Computer Sciences Corp.                              5.50          3/15/2013                1,022
                                                                                                   ----------
            ELECTRONIC MANUFACTURING SERVICES (0.2%)
     5,000  Tyco Electronics Group S.A.                          3.50          2/03/2022                5,195
                                                                                                   ----------
            Total Information Technology                                                                6,217
                                                                                                   ----------
            MATERIALS (1.5%)
            ----------------
            COMMODITY CHEMICALS (0.0%)
       554  Sweetwater Investors, LLC(a)                         5.88          5/15/2014                  544
                                                                                                   ----------
            CONSTRUCTION MATERIALS (0.2%)
     3,450  Vulcan Materials Co.                                 6.40         11/30/2017                3,623
                                                                                                   ----------
            DIVERSIFIED CHEMICALS (0.1%)
     2,000  Dow Chemical Co.                                     5.90          2/15/2015                2,238
     1,000  E.I. du Pont de Nemours and Co.                      6.00          7/15/2018                1,263
                                                                                                   ----------
                                                                                                        3,501
                                                                                                   ----------
            METAL & GLASS CONTAINERS (0.0%)
     1,000  Ball Corp.                                           5.00          3/15/2022                1,059
                                                                                                   ----------
            PAPER PACKAGING (0.4%)
     5,000  Rock-Tenn Co.(a)                                     4.45          3/01/2019                5,289
     5,153  Sealed Air Corp.(a)                                  6.88          7/15/2033                4,998
                                                                                                   ----------
                                                                                                       10,287
                                                                                                   ----------
            PAPER PRODUCTS (0.6%)
     1,000  Clearwater Paper Corp.                               7.13         11/01/2018                1,080
     3,000  Georgia Pacific, LLC                                 7.25          6/01/2028                3,776
     3,000  International Paper Co.                              7.50          8/15/2021                3,918
     5,000  International Paper Co.                              4.75          2/15/2022                5,633
                                                                                                   ----------
                                                                                                       14,407
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            STEEL (0.2%)
$    2,000  Allegheny Technologies, Inc.                         9.38%         6/01/2019           $    2,600
     2,000  Carpenter Technology Corp.                           5.20          7/15/2021                2,127
                                                                                                   ----------
                                                                                                        4,727
                                                                                                   ----------
            Total Materials                                                                            38,148
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (1.8%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.1%)
     2,000  CenturyLink, Inc.                                    6.45          6/15/2021                2,211
     5,000  CenturyLink, Inc.                                    5.80          3/15/2022                5,316
     3,301  Frontier Communications Corp.                        8.25          4/15/2017                3,631
     4,000  Qwest Communications International                   7.13          4/01/2018                4,270
     6,000  Qwest Corp.                                          6.75         12/01/2021                7,011
     1,000  Verizon Communications, Inc.                         5.25          4/15/2013                1,034
     2,000  Windstream Corp.                                     7.88         11/01/2017                2,207
                                                                                                   ----------
                                                                                                       25,680
                                                                                                   ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.7%)
     5,000  American Tower Corp.                                 5.90         11/01/2021                5,680
     4,175  iPCS, Inc.                                           3.72(d)       5/01/2014                4,113
       963  Nextel Communications, Inc.                          6.88         10/31/2013                  972
     2,000  Nextel Communications, Inc.                          5.95          3/15/2014                2,015
     1,500  SBA Telecommunications, Inc.(a)                      5.75          7/15/2020                1,584
     3,000  Verizon Wireless Capital, LLC                        5.55          2/01/2014                3,209
                                                                                                   ----------
                                                                                                       17,573
                                                                                                   ----------
            Total Telecommunication Services                                                           43,253
                                                                                                   ----------
            UTILITIES (11.2%)
            -----------------
            ELECTRIC UTILITIES (4.7%)
     1,000  Ameren Illinois Co.                                  6.13         11/15/2017                1,174
     2,000  Ameren Illinois Power Co.                            9.75         11/15/2018                2,723
     1,000  Ameren UE                                            5.10         10/01/2019                1,183
     1,000  Baltimore Gas and Electric Co.                       5.90         10/01/2016                1,178
     4,754  Bruce Mansfield Unit 1 & 2 2007 Pass-Through Trust   6.85          6/01/2034                5,069
     1,045  Carolina Power & Light Co.                           6.13          9/15/2033                1,387
       565  Cedar Brakes II, LLC(a)                              9.88          9/01/2013                  583
     2,000  Cleveland Electric Illuminating Co.                  8.88         11/15/2018                2,672
     2,000  Commonwealth Edison Co.                              5.80          3/15/2018                2,441
     1,000  Duke Energy Carolinas, LLC                           5.75         11/15/2013                1,067
    13,000  Duquesne Light Holdings, Inc.(a)                     6.40          9/15/2020               15,080
     3,500  Duquesne Light Holdings, Inc.(a)                     5.90         12/01/2021                3,980
     2,225  Entergy Texas, Inc.                                  3.60          6/01/2015                2,328

================================================================================

28  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$      556  FPL Energy National Wind, LLC(a)                     5.61%         3/10/2024           $      558
    14,000  FPL Group Capital, Inc.                              6.35         10/01/2066               14,573
     1,000  FPL Group Capital, Inc.                              7.30          9/01/2067                1,081
     3,000  Great Plains Energy, Inc.                            6.88          9/15/2017                3,623
     2,000  Indiana Michigan Power Co.                           7.00          3/15/2019                2,505
     2,320  ITC Holdings Corp.(a)                                5.25          7/15/2013                2,392
     2,000  Metropolitan Edison Co.                              7.70          1/15/2019                2,545
     1,000  MidAmerican Energy Holdings Co.                      5.88         10/01/2012                1,009
     1,000  Nevada Power Co.                                     6.50          5/15/2018                1,240
     1,700  Northern States Power Co.                            8.00          8/28/2012                1,709
     3,000  NV Energy, Inc.                                      6.25         11/15/2020                3,489
     2,000  Oglethorpe Power Corp.                               6.10          3/15/2019                2,448
     2,000  Otter Tail Corp.                                     9.00         12/15/2016                2,180
    16,100  PPL Capital Funding, Inc.                            6.70          3/30/2067               16,479
     1,000  PSI Energy, Inc.                                     6.05          6/15/2016                1,171
     3,000  Public Service Co. of New Mexico                     7.95          5/15/2018                3,637
     1,000  Public Service Co. of Oklahoma                       6.15          8/01/2016                1,156
     5,000  Southern California Edison Co.                       6.25                  -(e)             5,370
     4,000  Texas - New Mexico Power Co.(a)                      9.50          4/01/2019                5,525
     2,817  Texas Competitive Electric Holdings Co., LLC(b)      4.75         10/10/2017                1,800
       584  Tristate General & Transport Association(a)          6.04          1/31/2018                  637
     1,000  Union Electric Co.                                   6.70          2/01/2019                1,273
                                                                                                   ----------
                                                                                                      117,265
                                                                                                   ----------
            GAS UTILITIES (1.8%)
     2,000  AGL Capital Corp.                                    6.38          7/15/2016                2,321
     2,000  Atmos Energy Corp.                                   6.35          6/15/2017                2,384
     1,000  Atmos Energy Corp.                                   8.50          3/15/2019                1,348
     2,000  Florida Gas Transmission Co.(a)                      7.90          5/15/2019                2,560
     3,000  Florida Gas Transmission Co.(a)                      5.45          7/15/2020                3,400
     3,000  Gulfstream Natural Gas(a)                            6.95          6/01/2016                3,518
     4,000  National Fuel Gas Co.                                4.90         12/01/2021                4,375
     1,000  National Fuel Gas Co.                                7.38          6/13/2025                1,262
     1,000  Northern Natural Gas Co.(a)                          5.38         10/31/2012                1,011
     3,000  ONEOK, Inc.                                          4.25          2/01/2022                3,209
     1,000  Questar Pipeline Co.                                 5.83          2/01/2018                1,186
     2,000  Sempra Energy                                        9.80          2/15/2019                2,828
    13,110  SourceGas, LLC(a)                                    5.90          4/01/2017               13,950
     1,000  Southern Star Central Gas Pipeline, Inc.(a)          6.00          6/01/2016                1,111
                                                                                                   ----------
                                                                                                       44,463
                                                                                                   ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
      2,000 Dolphin Subsidiary II, Inc.(a)                       6.50         10/15/2016                2,220
      2,680 IPALCO Enterprises, Inc.(a)                          7.25          4/01/2016                3,002

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    4,500  IPALCO Enterprises, Inc.                             5.00%         5/01/2018           $    4,657
     2,000  Reliant Energy, Inc.                                 7.63          6/15/2014                2,140
                                                                                                   ----------
                                                                                                       12,019
                                                                                                   ----------
            MULTI-UTILITIES (4.1%)
     1,000  Ameren Corp.                                         8.88          5/15/2014                1,116
     3,500  Black Hills Corp.                                    6.50          5/15/2013                3,636
     3,000  Black Hills Corp.                                    5.88          7/15/2020                3,442
     2,000  CenterPoint Energy Houston Electric, LLC             7.00          3/01/2014                2,203
     1,000  CenterPoint Energy Resources Corp.                   5.95          1/15/2014                1,067
     2,000  CMS Energy Corp.                                     6.25          2/01/2020                2,273
     3,000  CMS Energy Corp.                                     5.05          3/15/2022                3,213
     5,000  Consumers Energy Co.                                 2.85          5/15/2022                5,233
     1,000  Dominion Resources, Inc.                             8.88          1/15/2019                1,379
     6,050  Dominion Resources, Inc.                             7.50          6/30/2066                6,539
    10,000  Dominion Resources, Inc.                             2.76(d)       9/30/2066                9,047
    16,663  Integrys Energy Group, Inc.                          6.11         12/01/2066               17,262
     1,000  NiSource Finance Corp.                               6.40          3/15/2018                1,179
     1,000  Puget Sound Energy, Inc.                             6.75          1/15/2016                1,177
    20,500  Puget Sound Energy, Inc.                             6.97          6/01/2067               21,571
    19,000  Wisconsin Energy Corp.                               6.25          5/15/2067               20,066
                                                                                                   ----------
                                                                                                      100,403
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     2,000  American Water Capital Corp.                         6.09         10/15/2017                2,376
                                                                                                   ----------
            Total Utilities                                                                           276,526
                                                                                                   ----------
            Total Corporate Obligations (cost: $1,179,189)                                          1,280,938
                                                                                                   ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (12.5%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            CABLE & SATELLITE (0.1%)
     1,000  Virgin Media Finance plc                             8.38         10/15/2019                1,136
     2,000  Virgin Media Secured Finance plc                     6.50          1/15/2018                2,210
                                                                                                   ----------
                                                                                                        3,346
                                                                                                   ----------
            Total Consumer Discretionary                                                                3,346
                                                                                                   ----------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.3%)
     7,000  Viterra, Inc.(a)                                     5.95          8/01/2020                7,686
                                                                                                   ----------
            BREWERS (0.2%)
     5,000  SABMiller Holdings, Inc.(a)                          3.75          1/15/2022                5,494
                                                                                                   ----------

================================================================================

30  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            DISTILLERS & VINTNERS (0.2%)
$    5,000  Pernod Ricard S.A.(a)                                2.95%         1/15/2017           $    5,164
                                                                                                   ----------
            FOOD RETAIL (0.1%)
     1,297  Ahold Lease USA, Inc.                                7.82          1/02/2020                1,459
                                                                                                   ----------
            TOBACCO (0.4%)
    10,000  BAT International Finance plc(a)                     3.25          6/07/2022               10,259
                                                                                                   ----------
            Total Consumer Staples                                                                     30,062
                                                                                                   ----------
            ENERGY (1.7%)
            -------------
            INTEGRATED OIL & GAS (0.1%)
     1,000  Husky Energy, Inc.                                   7.25         12/15/2019                1,273
                                                                                                   ----------
            OIL & GAS DRILLING (0.4%)
     2,672  QGOG Atlantic/Alaskan Rigs Ltd.(a)                   5.25          7/30/2018                2,792
     5,000  Transocean, Inc.                                     5.05         12/15/2016                5,541
     2,000  Transocean, Inc.                                     1.50         12/15/2037                1,990
                                                                                                   ----------
                                                                                                       10,323
                                                                                                   ----------
            OIL & GAS EQUIPMENT & SERVICES (0.2%)
     2,000  SESI, LLC(a)                                         7.13         12/15/2021                2,225
     2,000  Weatherford International Ltd.                       9.63          3/01/2019                2,632
                                                                                                   ----------
                                                                                                        4,857
                                                                                                   ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     1,500  Talisman Energy, Inc.                                7.75          6/01/2019                1,898
     2,000  Woodside Finance Ltd.(a)                             8.75          3/01/2019                2,598
                                                                                                   ----------
                                                                                                        4,496
                                                                                                   ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.8%)
     1,275  Nakilat, Inc.(a)                                     6.07         12/31/2033                1,467
     2,000  TransCanada Pipelines Ltd.                           7.13          1/15/2019                2,587
    14,860  TransCanada Pipelines Ltd.                           6.35          5/15/2067               15,528
                                                                                                   ----------
                                                                                                       19,582
                                                                                                   ----------
            Total Energy                                                                               40,531
                                                                                                   ----------
            FINANCIALS (6.4%)
            -----------------
            CONSUMER FINANCE (0.2%)
     5,000  Daimler Finance N.A., LLC(f)                         2.25          7/31/2019                4,976
                                                                                                   ----------
            DIVERSIFIED BANKS (2.5%)
     8,340  Barclays Bank plc                                    0.88(d)               -(e)             3,628
    12,450  Barclays Bank plc                                    1.00(d)               -(e)             5,540
     3,000  BayernLB Capital Trust l                             6.20                  -(e)               951
    20,000  HSBC Bank plc                                        1.00(d)               -(e)             9,400
     3,000  LBG Capital No.1 plc                                 7.88         11/01/2020                2,844


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  LBG Capital No.1 plc                                 8.00%                 -(e)        $    1,785
     1,000  Lloyds TSB Bank plc(a)                               4.38          1/12/2015                1,039
     5,000  Lloyds TSB Bank plc                                  4.20          3/28/2017                5,221
     2,000  National Capital Trust II(a)                         5.49                  -(e)             1,904
     2,000  Nordea Bank AB(a)                                    5.42                  -(e)             1,910
    10,000  Rabobank Nederland Utrect                            3.88          2/08/2022               10,512
     4,000  Royal Bank of Scotland Group plc                     7.64                  -(e)             2,940
    10,000  Royal Bank of Scotland Group plc                     9.50          3/16/2022               10,778
     2,000  Standard Chartered Bank(a)                           6.40          9/26/2017                2,276
     1,000  Westpac Capital Trust IV(a)                          5.26                  -(e)               945
                                                                                                   ----------
                                                                                                       61,673
                                                                                                   ----------
            DIVERSIFIED CAPITAL MARKETS (0.1%)
     5,000  Deutsche Bank Capital Trust IV                       4.59(d)               -(e)             3,323
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.2%)
     4,500  Brookfield Asset Management, Inc.                    5.80          4/25/2017                4,953
                                                                                                   ----------
            MULTI-LINE INSURANCE (1.3%)
     1,500  AXA S.A.                                             1.70(d)               -(e)               728
     2,000  AXA S.A.(a)                                          6.46                  -(e)             1,752
    15,000  Oil Insurance Ltd.(a)                                3.44(d)               -(e)            13,102
    15,000  ZFS Finance USA Trust II(a)                          6.45         12/15/2065               15,525
                                                                                                   ----------
                                                                                                       31,107
                                                                                                   ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
     7,000  ING Bank N.V.(a)                                     3.75          3/07/2017                7,235
     4,000  ING Groep N.V.                                       5.78                  -(e)             3,550
                                                                                                   ----------
                                                                                                       10,785
                                                                                                   ----------
            PROPERTY & CASUALTY INSURANCE (1.2%)
     2,000  Allied World Assurance Holdings Ltd.                 7.50          8/01/2016                2,310
     3,000  Catlin Insurance Co. Ltd.(a)                         7.25                  -(e)             2,723
    13,291  QBE Capital Funding III, LP(a)                       7.25          5/24/2041               12,463
     9,000  QBE Insurance Group Ltd.(a)                          5.65          7/01/2023                8,445
     5,000  XL Capital Ltd.                                      6.50                  -(e)             4,363
                                                                                                   ----------
                                                                                                       30,304
                                                                                                   ----------
            REINSURANCE (0.4%)
     5,624  Max USA Holdings Ltd.(a)                             7.20          4/14/2017                5,950
     3,000  Platinum Underwriters Finance, Inc.                  7.50          6/01/2017                3,301
                                                                                                   ----------
                                                                                                        9,251
                                                                                                   ----------
            REITs - RETAIL (0.1%)
     2,000  WEA Finance(a)                                       5.75          9/02/2015                2,194
                                                                                                   ----------
            Total Financials                                                                          158,566
                                                                                                   ----------

================================================================================

32  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
$    2,000  Valeant Pharmaceuticals(a)                           6.88%        12/01/2018           $    2,123
                                                                                                   ----------
            INDUSTRIALS (1.2%)
            ------------------
            AIRPORT SERVICES (0.4%)
    10,000  BAA Funding Ltd.(a)                                  4.88          7/15/2021               10,738
                                                                                                   ----------
            INDUSTRIAL CONGLOMERATES (0.5%)
     8,000  Hutchison Whampoa Ltd.(a)                            6.00                  -(e)             8,310
     2,000  Hutchison Whampoa Ltd.(a)                            4.63          1/13/2022                2,147
     1,000  Siemens Financieringsmat(a)                          6.13          8/17/2026                1,309
                                                                                                   ----------
                                                                                                       11,766
                                                                                                   ----------
            INDUSTRIAL MACHINERY (0.1%)
     2,000  Ingersoll-Rand GL Holding Co.                        9.50          4/15/2014                2,268
                                                                                                   ----------
            RAILROADS (0.2%)
     4,261  Asciano Finance Ltd.(a)                              4.63          9/23/2020                4,323
                                                                                                   ----------
            Total Industrials                                                                          29,095
                                                                                                   ----------
            INFORMATION TECHNOLOGY (0.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.2%)
     5,000  Magic Newco, LLC(b)                                  7.25         12/12/2018                4,940
                                                                                                   ----------
            SEMICONDUCTORS (0.2%)
     5,000  NXP BV/NXP Funding, LLC(a)                           9.75          8/01/2018                5,750
                                                                                                   ----------
            Total Information Technology                                                               10,690
                                                                                                   ----------
            MATERIALS (1.2%)
            ----------------
            CONSTRUCTION MATERIALS (0.2%)
     2,000  CRH America, Inc.                                    6.00          9/30/2016                2,219
     3,000  CRH America, Inc.                                    5.75          1/15/2021                3,313
                                                                                                   ----------
                                                                                                        5,532
                                                                                                   ----------
            DIVERSIFIED METALS & MINING (0.4%)
     2,000  Glencore Funding, LLC(a)                             6.00          4/15/2014                2,114
     3,000  Noranda, Inc.                                        6.00         10/15/2015                3,339
     3,000  Rio Tinto Finance (USA) Ltd.                         8.95          5/01/2014                3,414
       500  Teck Resources Ltd.                                 10.75          5/15/2019                  606
                                                                                                   ----------
                                                                                                        9,473
                                                                                                   ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     3,000  Incitec Pivot Finance, LLC(a)                        6.00         12/10/2019                3,345
                                                                                                   ----------
            GOLD (0.1%)
     2,000  Barrick Gold Corp.                                   6.95          4/01/2019                2,520
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            METAL & GLASS CONTAINERS (0.1%)
$    1,000  Ardagh Packaging Finance plc(a)                       7.38%       10/15/2017           $    1,078
                                                                                                   ----------
            PAPER PRODUCTS (0.0%)
       500  PE Paper Escrow GmbH(a)                              12.00         8/01/2014                  532
                                                                                                   ----------
            STEEL (0.3%)
     1,000  ArcelorMittal                                         9.00         2/15/2015                1,130
     2,000  ArcelorMittal                                         5.50         3/01/2021                1,936
     4,000  ArcelorMittal                                         6.25         2/25/2022                4,015
                                                                                                   ----------
                                                                                                        7,081
                                                                                                   ----------
            Total Materials                                                                            29,561
                                                                                                   ----------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
     2,000  Telecom Italia Capital                                5.25        11/15/2013                2,045
                                                                                                   ----------
            UTILITIES (0.1%)
            ----------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,000  Transalta Corp.                                       4.75         1/15/2015                2,098
                                                                                                   ----------
            Total Eurodollar and Yankee Obligations (cost: $296,753)                                  308,117
                                                                                                   ----------

            ASSET-BACKED SECURITIES (2.7%)

            FINANCIALS (2.7%)
            -----------------
            ASSET-BACKED FINANCING (2.7%)
     1,500  AESOP Funding II, LLC(a)                              9.31        10/20/2013                1,517
     5,000  AESOP Funding II, LLC                                 6.74         5/20/2016                5,569
     3,000  American Express Credit Account Master Trust(a)       0.60(d)      9/15/2016                2,987
     2,322  AmeriCredit Automobile Receivables Trust              6.96        10/14/2014                2,355
     4,405  Bank One Issuance Trust                               4.77         2/16/2016                4,546
     2,000  Bank One Issuance Trust                               1.05(d)      2/15/2017                1,994
     1,844  CenterPoint Energy Transition Bond Co. III, LLC       4.19         2/01/2020                1,986
     2,526  Centre Point Funding, LLC(a)                          5.43         7/20/2015                2,655
     5,000  CIT Equipment Collateral(a)                           3.41         9/20/2016                5,028
     1,000  Citibank Credit Card Issuance Trust                   5.50         3/24/2017                1,107
     1,000  Citibank Credit Card Issuance Trust                   5.65         9/20/2019                1,223
     5,000  GE Capital Credit Card Master Note Trust              4.47         3/15/2020                5,750
     3,000  Hertz Vehicle Financing, LLC(a)                       4.26         3/25/2014                3,047
     5,000  Hertz Vehicle Financing, LLC(a)                       5.93         3/25/2016                5,415
     2,000  Hertz Vehicle Financing, LLC                          6.44         2/15/2019                2,333
     1,120  Hyundai Auto Receivables Trust                        5.48        11/17/2014                1,122
     5,289  SLM Student Loan Trust                                0.81(d)      4/25/2025                4,757
     6,045  SLM Student Loan Trust                                0.83(d)      4/25/2025                5,481
     1,479  SLM Student Loan Trust                                0.65(d)     10/27/2025                1,257

================================================================================

34  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,522  SLM Student Loan Trust                               1.00%(d)     10/25/2038           $    1,218
     1,844  Trinity Rail Leasing, LP (INS)                       5.27          8/14/2027                1,994
     4,124  Trinity Rail Leasing, LP(a)                          5.90          5/14/2036                4,618
                                                                                                   ----------
                                                                                                       67,959
                                                                                                   ----------
            Total Financials                                                                           67,959
                                                                                                   ----------
            Total Asset-Backed Securities (cost: $61,830)                                              67,959
                                                                                                   ----------

            COMMERCIAL MORTGAGE SECURITIES (20.3%)

            FINANCIALS (20.3%)
            ------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (20.1%)
       870  Banc of America Commercial Mortgage, Inc.            6.56          4/11/2037                  870
     3,342  Banc of America Commercial Mortgage, Inc.            4.99         11/10/2042                3,508
     1,000  Banc of America Commercial Mortgage, Inc.            5.26         11/10/2042                  970
     1,390  Banc of America Commercial Mortgage, Inc.            4.51         12/10/2042                1,410
     2,400  Banc of America Commercial Mortgage, Inc.            4.95          7/10/2043                2,532
     2,904  Banc of America Commercial Mortgage, Inc.            5.72          5/10/2045                3,075
     2,000  Banc of America Commercial Mortgage, Inc.            5.77          5/10/2045                2,194
     5,211  Banc of America Commercial Mortgage, Inc.            5.00          7/10/2045                5,613
     7,523  Banc of America Commercial Mortgage, Inc.            5.18         10/10/2045                8,168
     3,000  Banc of America Commercial Mortgage, Inc.            5.33         10/10/2045                3,117
     4,787  Banc of America Commercial Mortgage, Inc.            5.35          9/10/2047                5,315
       307  Banc of America Commercial Mortgage, Inc.(a)         5.46          9/10/2047                  310
       922  Banc of America Commercial Mortgage, Inc.(a)         5.50          9/10/2047                  934
     7,835  Banc of America Commercial Mortgage, Inc.(a)         6.14          9/10/2047                7,974
     5,980  Banc of America Commercial Mortgage, Inc.            6.20          2/10/2051                6,546
     3,000  BCRR Trust(a)                                        5.86          7/17/2040                3,109
     1,500  Bear Stearns Commercial Mortgage Securities, Inc.(a) 6.00          6/16/2030                1,539
     2,180  Bear Stearns Commercial Mortgage Securities, Inc.    5.47          4/12/2038                2,256
     4,480  Bear Stearns Commercial Mortgage Securities, Inc.    5.00          2/11/2041                4,528
     1,780  Bear Stearns Commercial Mortgage Securities, Inc.    5.53         10/12/2041                1,851
       976  Bear Stearns Commercial Mortgage Securities, Inc.    4.82          2/13/2042                  997
     3,000  Bear Stearns Commercial Mortgage Securities, Inc.    4.99          9/11/2042                2,882
     6,000  Bear Stearns Commercial Mortgage Securities, Inc.    5.33          2/11/2044                6,533
     7,000  CFCRE Commercial Mortgage Trust(a)                   5.75         12/15/2047                8,233
     4,705  Citigroup Commercial Mortgage Securities, Inc.       5.72          3/15/2049                5,139
     1,620  Citigroup Commercial Mortgage Trust                  4.83          5/15/2043                1,736
     2,300  Citigroup Commercial Mortgage Trust                  5.23          7/15/2044                2,577
     5,000  Citigroup Commercial Mortgage Trust                  5.40          7/15/2044                5,014
     5,000  Citigroup Commercial Mortgage Trust                  6.10         12/10/2049                5,268
     2,000  Citigroup Commercial Mortgage Trust(a)               4.83          9/20/2051                2,039
     5,000  Citigroup Deutsche Bank Commercial Mortgage Trust    5.55          1/15/2046                5,291
     8,588  Commercial Mortgage Asset Trust                      6.98          1/17/2032                8,767

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,000  Commercial Mortgage Asset Trust                      7.64%        11/17/2032           $    1,084
     3,000  Commercial Mortgage Loan Trust                       5.54         12/11/2049                3,052
     5,000  Commercial Mortgage Trust                            5.54          2/11/2017                5,595
     1,173  Commercial Mortgage Trust                            4.58         10/15/2037                1,174
     5,000  Commercial Mortgage Trust                            5.12          6/10/2044                5,554
     3,000  Credit Suisse Commercial Mortgage Trust              5.55          2/15/2039                2,933
     4,956  Credit Suisse Commercial Mortgage Trust              5.60          2/15/2039                5,456
     5,000  Credit Suisse Commercial Mortgage Trust              5.38          2/15/2040                5,345
     1,704  Credit Suisse First Boston Mortgage Capital          5.71          2/15/2039                1,744
     4,000  Credit Suisse First Boston Mortgage Securities Corp. 5.11          7/15/2036                4,281
     5,000  Credit Suisse First Boston Mortgage
              Securities Corp.(a)                                4.96          1/15/2037                5,028
     6,000  Credit Suisse First Boston Mortgage Securities Corp. 4.73          7/15/2037                6,412
     4,225  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                4,255
     4,555  Credit Suisse First Boston Mortgage Securities Corp. 5.10          8/15/2038                5,007
     1,000  Credit Suisse First Boston Mortgage Securities Corp. 4.82         10/15/2039                1,050
     1,950  DB-UBS Mortgage Trust                                5.57          8/10/2044                2,205
     1,500  GE Capital Commercial Mortgage Corp.(a)              5.34         12/10/2037                1,509
     5,000  GE Capital Commercial Mortgage Corp.                 5.33          3/10/2044                4,278
     5,000  GE Capital Commercial Mortgage Corp.                 5.07          7/10/2045                5,235
     2,745  GE Capital Commercial Mortgage Corp.                 5.30         11/10/2045                2,853
     1,200  GE Capital Commercial Mortgage Corp.                 5.33         11/10/2045                1,217
     1,699  GMAC Commercial Mortgage Securities, Inc.            6.50          5/15/2035                1,757
     2,000  GMAC Commercial Mortgage Securities, Inc.            4.75          5/10/2043                2,105
     2,829  GMAC Commercial Mortgage Securities, Inc.            4.81          5/10/2043                2,606
     5,000  Greenwich Capital Commercial Funding Corp.           5.88          7/10/2038                5,336
     2,000  Greenwich Capital Commercial Funding Corp.           5.44          3/10/2039                2,272
     7,195  GS Mortgage Securities Corp. II                      5.62          4/10/2038                7,575
     2,000  GS Mortgage Securities Corp. II                      5.53          8/10/2038                1,873
     4,500  GS Mortgage Securities Corp. II                      4.78          7/10/2039                4,387
     3,000  GS Mortgage Securities Corp. II                      4.95          1/10/2045                3,401
     4,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.99          9/12/2037                3,849
     5,540  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.84          7/15/2042                5,543
     3,200  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.00         10/15/2042                3,480
     8,800  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.04         10/15/2042                7,547
     1,429  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.32          1/12/2043                1,414
     1,365  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.49          4/15/2043                1,440

================================================================================

36  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    1,481  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.79%         6/12/2043           $    1,582
     3,604  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.82          6/12/2043                3,700
     4,241  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.42         12/12/2043                4,534
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.46         12/12/2043                4,981
     3,650  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.30         12/15/2044                3,701
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.34         12/15/2044                3,376
     2,743  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.88          4/15/2045                2,912
     3,465  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.88          4/15/2045                3,801
    10,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   3.51          5/15/2045               10,651
       778  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.37          5/15/2045                  823
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.48          5/15/2045                1,860
     1,015  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   4.63          3/15/2046                1,025
     5,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.(a)                                5.49          8/15/2046                5,834
     3,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.37          5/15/2047                3,003
     1,667  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   5.82          2/12/2049                1,666
     2,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                   6.26          2/15/2051                2,056
     3,491  LB-UBS Commercial Mortgage Trust                     5.25          6/15/2029                3,561
     4,000  LB-UBS Commercial Mortgage Trust                     5.02          8/15/2029                4,276
     3,000  LB-UBS Commercial Mortgage Trust                     5.21          4/15/2030                3,070
     7,096  LB-UBS Commercial Mortgage Trust                     5.47         11/15/2030                7,416
     3,000  LB-UBS Commercial Mortgage Trust                     5.22          2/15/2031                3,273
     2,078  LB-UBS Commercial Mortgage Trust                     5.64          3/15/2032                2,187
     1,405  LB-UBS Commercial Mortgage Trust                     7.59          3/15/2032                1,403
     2,999  LB-UBS Commercial Mortgage Trust(a)                  5.33         12/15/2036                2,868
     2,000  LB-UBS Commercial Mortgage Trust                     5.35         11/15/2038                2,278
     7,750  LB-UBS Commercial Mortgage Trust                     5.38         11/15/2038                7,938
     6,000  LB-UBS Commercial Mortgage Trust                     5.41          9/15/2039                6,646

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    2,000  LB-UBS Commercial Mortgage Trust                     5.39%         4/15/2040           $    1,401
     5,000  LB-UBS Commercial Mortgage Trust                     5.28          2/15/2041                4,565
       992  Machine One Trust(a)                                 5.22          5/28/2040                  992
     2,000  Merrill Lynch Mortgage Trust                         5.24         11/12/2037                1,940
     1,182  Merrill Lynch Mortgage Trust                         4.96          7/12/2038                1,204
     2,000  Merrill Lynch Mortgage Trust                         5.10          7/12/2038                1,342
     5,000  Merrill Lynch Mortgage Trust                         5.14          7/12/2038                4,554
     2,342  Merrill Lynch Mortgage Trust                         5.61          5/12/2039                2,398
     3,000  Merrill Lynch Mortgage Trust                         5.67          5/12/2039                2,716
     2,000  Merrill Lynch Mortgage Trust                         4.86         10/12/2041                2,149
     4,285  Merrill Lynch Mortgage Trust                         4.92         10/12/2041                4,466
     2,579  Merrill Lynch Mortgage Trust                         5.76          8/12/2043                2,704
     2,000  Merrill Lynch Mortgage Trust                         5.38          1/12/2044                1,551
     2,900  Merrill Lynch Mortgage Trust                         5.38          8/12/2048                3,185
     2,000  Merrill Lynch Mortgage Trust                         6.27          2/12/2051                1,616
     2,000  Merrill Lynch Mortgage Trust(a)                      6.27          2/12/2051                1,498
     2,000  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                     5.92          6/12/2046                1,775
     1,641  Merrill Lynch-Countrywide Commercial
              Mortgage Trust                                     5.38          7/12/2046                1,714
     3,198  Morgan Stanley Capital I, Inc.                       5.97          8/12/2041                3,357
     5,000  Morgan Stanley Capital I, Inc.                       5.37         12/15/2043                5,332
     4,208  Morgan Stanley Capital I, Inc.                       5.69          7/12/2044                4,330
     3,000  Morgan Stanley Capital I, Inc.                       5.79          7/12/2044                3,024
     3,445  Morgan Stanley Capital I, Inc.                       4.89          6/12/2047                3,798
     3,000  Morgan Stanley Capital I, Inc.                       4.77          7/15/2056                3,047
     5,000  Royal Bank of Scotland(a)                            5.88          6/16/2049                5,418
     2,000  Timberstar Trust(a)                                  5.75         10/15/2036                2,203
    10,000  UBS Commercial Mortgage Trust                        3.39          5/10/2045               10,627
     4,756  UBS-Citigroup Commercial Mortgage Trust(a)           5.15          1/10/2045                5,417
     2,197  Wachovia Bank Commercial Mortgage Trust(a)           4.94         11/15/2034                2,178
     3,000  Wachovia Bank Commercial Mortgage Trust              5.08         11/15/2035                3,026
       735  Wachovia Bank Commercial Mortgage Trust              4.38         10/15/2041                  735
     2,000  Wachovia Bank Commercial Mortgage Trust              5.08          3/15/2042                2,189
     1,068  Wachovia Bank Commercial Mortgage Trust              4.81          4/15/2042                1,113
     4,860  Wachovia Bank Commercial Mortgage Trust              5.18          7/15/2042                5,277
     5,592  Wachovia Bank Commercial Mortgage Trust              5.61          3/15/2045                6,028
       797  Wachovia Bank Commercial Mortgage Trust              5.94          6/15/2045                  810
     5,000  Wachovia Bank Commercial Mortgage Trust              5.80          7/15/2045                5,408
     3,053  Wachovia Bank Commercial Mortgage Trust              5.50         10/15/2048                3,083
     1,000  Wachovia Bank Commercial Mortgage Trust              5.57         10/15/2048                1,141
     3,000  Wachovia Bank Commercial Mortgage Trust              5.60         10/15/2048                3,066
     5,000  Wachovia Bank Commercial Mortgage Trust              5.34         11/15/2048                5,295

================================================================================

38  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
$    5,000  Wachovia Bank Commercial Mortgage Trust              5.74%         6/15/2049           $    5,598
     3,000  Wells Fargo Commercial Mortgage Trust(a)             5.28         11/15/2043                3,383
     6,000  WF-RBS Commercial Mortgage Trust(a)                  5.17          2/15/2044                6,702
                                                                                                   ----------
                                                                                                      493,923
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
    36,576  Morgan Stanley Capital I, Inc., acquired 8/05/2009;
              cost $542(a),(g)                                   0.45          6/12/2047                  161
    32,993  UBS Commercial Mortgage Trust, acquired 5/01/2012;
              cost $4,995(a),(g)                                 2.56          5/10/2045                5,018
                                                                                                   ----------
                                                                                                        5,179
                                                                                                   ----------
            Total Financials                                                                          499,102
                                                                                                   ----------
            Total Commercial Mortgage Securities (cost: $476,436)                                     499,102
                                                                                                   ----------
            U.S. GOVERNMENT AGENCY ISSUES (1.4%)(h)

            COMMERCIAL MORTGAGE-BACKED SECURITIES (0.4%)
     8,500  Freddie Mac (+)                                      2.22         12/25/2018                8,897
                                                                                                   ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)
    24,338  Freddie Mac (+)                                      1.89          3/25/2022                3,000
                                                                                                   ----------
            MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.9%)
    20,000  Fannie Mae (+)(f)                                    2.50          8/01/2027               20,812
       868  Freddie Mac (+)(i)                                   5.00          9/01/2020                  942
       687  Freddie Mac (+)                                      5.50          4/01/2036                  753
                                                                                                   ----------
                                                                                                       22,507
                                                                                                   ----------
            Total U.S. Government Agency Issues (cost: $33,574)                                        34,404
                                                                                                   ----------
            U.S. TREASURY SECURITIES (2.0%)

            BONDS (0.9%)
    15,000  3.00%, 5/15/2042                                                                           16,315
     5,000  3.13%, 2/15/2042                                                                            5,573
                                                                                                   ----------
                                                                                                       21,888
                                                                                                   ----------
            NOTES (1.1%)
    15,000  2.00%, 2/15/2022                                                                           15,740
    10,000  2.13%, 8/15/2021                                                                           10,655
                                                                                                   ----------
                                                                                                       26,395
                                                                                                   ----------
            Total U.S. Treasury Securities (cost: $45,866)                                             48,283
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (5.4%)

            AIRPORT/PORT (0.1%)
$    2,000  College Park (INS)                                   5.76%         1/01/2015           $    2,079
     1,290  Riverside (INS)                                      5.19          8/01/2017                1,292
                                                                                                   ----------
                                                                                                        3,371
                                                                                                   ----------
            APPROPRIATED DEBT (0.8%)
     3,000  Baltimore City Board of School Commissioners         5.69         12/15/2025                3,668
     1,485  Escondido Joint Powers Financing Auth. (INS)         5.53          9/01/2018                1,527
     3,000  Kannapolis Ltd.                                      7.28          3/01/2027                3,329
     1,500  Kentucky State Property and Buildings Commission     4.08         11/01/2015                1,634
     5,000  Miami-Dade County School Board                       5.38          5/01/2031                5,839
     4,000  Palm Beach County School Board                       5.40          8/01/2025                4,724
                                                                                                   ----------
                                                                                                       20,721
                                                                                                   ----------
            CASINOS & GAMING (0.1%)
     1,000  Mashantucket (Western) Pequot Tribe, acquired
              7/29/2005; cost $1,000(a),(g),(j)                  5.91          9/01/2021                  395
       865  Seneca Nation of Indians Capital Improvements
              Auth.                                              6.75         12/01/2013                  862
                                                                                                   ----------
                                                                                                        1,257
                                                                                                   ----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
       865  American Eagle Northwest, LLC                        4.97         12/15/2018                  866
                                                                                                   ----------
            EDUCATION (1.3%)
     1,780  Austin Community College District                    5.20          2/01/2020                1,879
     3,430  Austin Community College District                    6.76          8/01/2030                4,598
     1,320  California State Univ. (INS)                         5.27         11/01/2017                1,376
     1,000  Colorado State Board of Governors Univ.
              Enterprise System                                  4.90          3/01/2021                1,112
     3,000  Los Alamitos USD No. 1                               6.19          2/01/2026                3,642
     3,000  Miami Univ. (A State Univ. of Ohio)                  6.67          9/01/2028                3,805
    10,000  New Jersey EDA                                       5.25          9/01/2026               11,828
     3,000  Rensselaer Polytechnic Institute                     5.60          9/01/2020                3,489
     1,000  Univ. of Oklahoma                                    5.25         11/01/2019                1,060
                                                                                                   ----------
                                                                                                       32,789
                                                                                                   ----------
            ELECTRIC/GAS UTILITIES (0.2%)
     2,000  American Municipal Power, Inc.                       3.82          2/15/2014                2,077
     2,000  Piedmont Municipal Power Agency                      4.34          1/01/2017                2,061
                                                                                                   ----------
                                                                                                        4,138
                                                                                                   ----------

================================================================================

40  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                           COUPON                                 VALUE
(000)       SECURITY                                              RATE         MATURITY                 (000)
-------------------------------------------------------------------------------------------------------------
            GENERAL OBLIGATION (1.0%)
$    1,250  Las Virgenes USD                                     5.54%         8/01/2025           $    1,451
     3,000  Long Beach USD                                       5.91          8/01/2025                3,846
     5,000  New York City                                        6.27         12/01/2037                6,857
     5,000  Washington                                           5.25          2/01/2036                5,882
     4,045  Will County, Illinois                                3.83         11/15/2016                4,375
     1,520  Will County, Illinois                                4.08         11/15/2017                1,684
     1,405  Will County, Illinois                                4.28         11/15/2018                1,597
                                                                                                   ----------
                                                                                                       25,692
                                                                                                   ----------
            HOSPITAL (0.2%)
     1,000  Medical Univ. (INS)                                  5.01          2/15/2015                1,026
     3,000  Novant Health, Inc.                                  5.35         11/01/2016                3,403
                                                                                                   ----------
                                                                                                        4,429
                                                                                                   ----------
            MISCELLANEOUS (0.0%)
       681  Keenan Dev. Association of Tennessee, LLC (INS)      5.02          7/15/2028                  752
                                                                                                   ----------
            MULTIFAMILY HOUSING (0.2%)
     5,000  New York State Mortgage Agency                       4.20         10/01/2027                5,147
                                                                                                   ----------
            NURSING/CCRC (0.1%)
     1,125  Statewide Communities Dev. Auth. (INS)               5.59          2/01/2015                1,128
                                                                                                   ----------
            PAPER PRODUCTS (0.1%)
     2,000  Georgetown County Environmental Improvement          6.25          9/01/2023                2,007
                                                                                                   ----------
            SALES TAX (0.2%)
     3,300  Miami-Dade County Transit System                     4.59          7/01/2021                3,767
                                                                                                   ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.9%)
     2,000  Florida State Department of Environmental Protection 5.76          7/01/2020                2,416
     1,745  Metropolitan Nashville Airport Auth. (INS)           5.14          7/01/2018                1,930
     3,000  MTA                                                  5.20         11/15/2018                3,470
     5,000  MTA                                                  6.73         11/15/2030                6,545
     3,000  New Jersey Transportation Trust Fund Auth.           5.75         12/15/2028                3,596
     2,500  New York City Transitional Finance Auth.             5.00          2/01/2035                2,884
                                                                                                   ----------
                                                                                                       20,841
                                                                                                   ----------
            WATER UTILITIES (0.1%)
     3,000  Connecticut Dev. Auth.                               5.50          4/01/2021                3,418
                                                                                                   ----------
            WATER/SEWER UTILITY (0.1%)
     2,500  Tohopekaliga Water Auth.                             5.25         10/01/2036                2,897
                                                                                                   ----------
            Total Municipal Bonds (cost: $115,211)                                                    133,220
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  41

================================================================================

---------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                                 MARKET
$(000)/                                                                                 VALUE
SHARES         SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (3.2%)

               CONSUMER STAPLES (0.5%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.5%)
      105,000  Dairy Farmers of America, Inc., 7.88%,
                 cumulative redeemable, perpetual(a)                               $   10,746
                                                                                   ----------
               FINANCIALS (1.3%)
               -----------------
               DIVERSIFIED BANKS (0.2%)
       50,000  HSBC Holdings plc, 6.20%, perpetual                                      1,265
        5,000  US Bancorp, 7.19%, perpetual                                             4,076
                                                                                   ----------
                                                                                        5,341
                                                                                   ----------
               LIFE & HEALTH INSURANCE (0.3%)
      297,887  Delphi Financial Group, Inc., 7.38%, perpetual                           7,401
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
      175,000  Citigroup Capital XIII Trust, 7.88%, cumulative redeemable               4,802
       36,000  ING Groep N.V., 7.20%, perpetual                                           895
       26,500  ING Groep N.V., 7.38%, perpetual                                           662
       57,500  ING Groep N.V., 8.50%, perpetual                                         1,492
                                                                                   ----------
                                                                                        7,851
                                                                                   ----------
               PROPERTY & CASUALTY INSURANCE (0.0%)
       $3,000  Security Capital Assurance Ltd., 6.88%, perpetual(k)                         -
                                                                                   ----------
               REGIONAL BANKS (0.1%)
            2  CoBank ACB, 6.11%, perpetual(a)                                          1,223
                                                                                   ----------
               REINSURANCE (0.2%)
        2,000  American Overseas Group Ltd., 7.50%, non-cumulative,
                 perpetual, acquired 1/23/2007 - 3/02/2007; cost $2,058*(g),(k)           500
       $5,000  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                  4,894
                                                                                   ----------
                                                                                        5,394
                                                                                   ----------
               REITs - INDUSTRIAL (0.0%)
       30,000  ProLogis, Inc., Series O, 7.00%, cumulative redeemable, perpetual          762
                                                                                   ----------
               REITs - OFFICE (0.2%)
      160,000  Commonwealth REIT, Series E, 7.25%, cumulative
                 redeemable, perpetual                                                  4,265
                                                                                   ----------
               Total Financials                                                        32,237
                                                                                   ----------
               INDUSTRIALS (0.6%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.6%)
       15,000  Pitney Bowes International Holdings, Series F, 6.13%,
                 cumulative redeemable, perpetual(a)                                   13,445
                                                                                   ----------

================================================================================

42  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

------------------------------------------------------------------------------------------
                                                                                    MARKET
NUMBER                                                                               VALUE
OF SHARES   SECURITY                                                                 (000)
------------------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   200,000  Qwest Corp., 7.38%, cumulative                                      $    5,500
                                                                                ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     4,000  Centaur Funding Corp., 9.08%(a)                                          4,805
                                                                                ----------
            Total Telecommunication Services                                        10,305
                                                                                ----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
    99,000  Southern California Edison, Series D, 6.50%,
              cumulative redeemable, perpetual                                      10,546
                                                                                ----------
            Total Preferred Securities (cost: $78,412)                              77,279
                                                                                ----------

------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                   COUPON
(000)                                                     RATE      MATURITY
------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (0.9%)

            COMMERCIAL PAPER (0.8%)

            MATERIALS (0.6%)
            ----------------
            PAPER PACKAGING (0.6%)
   $15,159  Sonoco Products Co.                           0.32%    8/01/2012        15,159
                                                                                ----------
            UTILITIES (0.2%)
            ----------------
            GAS UTILITIES (0.1%)
     2,306  Sempra Energy(a),(l)                          0.37     8/02/2012         2,306
                                                                                ----------
            MULTI-UTILITIES (0.1%)
     2,314  New York State Electric & Gas Corp.           0.35     8/01/2012         2,314
                                                                                ----------
            Total Utilities                                                          4,620
                                                                                ----------
            Total Commercial Paper                                                  19,779
                                                                                ----------
------------------------------------------------------------------------------------------
NUMBER
OF SHARES
------------------------------------------------------------------------------------------
            MONEY MARKET FUNDS (0.1%)
 1,980,000  State Street Institutional Liquid Reserve Fund, 0.19%(m)                 1,980
                                                                                ----------
            Total Money Market Instruments (cost: $21,759)                          21,759
                                                                                ----------

            TOTAL INVESTMENTS (COST: $2,309,030)                                $2,471,061
                                                                                ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  43

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                        UNREALIZED
NUMBER OF                                                              CONTRACT       APPRECIATION/
CONTRACTS                                                EXPIRATION     VALUE        (DEPRECIATION)
LONG/(SHORT)  SECURITY                                      DATE        (000)                 (000)
---------------------------------------------------------------------------------------------------
              FUTURES (2.3%)
        200   10YR U.S. Treasury Note Futures             9/19/2012     $26,931                $236
        200   30YR U.S. Treasury Note Futures             9/19/2012      30,206                 367
                                                                        -------                ----

              TOTAL FUTURES                                             $57,137                $603
                                                                        =======                ====

---------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                            (LEVEL 1)          (LEVEL 2)     (LEVEL 3)
                                        QUOTED PRICES  OTHER SIGNIFICANT   SIGNIFICANT
                                    IN ACTIVE MARKETS         OBSERVABLE  UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS             INPUTS        INPUTS        TOTAL
---------------------------------------------------------------------------------------------------
Bonds:
   Corporate Obligations                      $     -         $1,280,938          $  -   $1,280,938
   Eurodollar And Yankee Obligations                -            308,117             -      308,117
   Asset-Backed Securities                          -             67,959             -       67,959
   Commercial Mortgage Securities                   -            499,102             -      499,102
   U.S. Government Agency Issues                    -             34,404             -       34,404
   U.S. Treasury Securities                    48,283                  -             -       48,283
   Municipal Bonds                                  -            133,220             -      133,220
Equity Securities:
   Preferred Securities                         8,919             67,860           500       77,279
Money Market Instruments:
   Commercial Paper                                 -             19,779             -       19,779
   Money Market Funds                           1,980                  -             -        1,980
Futures                                           603                  -             -          603
---------------------------------------------------------------------------------------------------
Total                                         $59,785         $2,411,379          $500   $2,471,664
---------------------------------------------------------------------------------------------------

================================================================================

44  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------------------
                                                                        PREFERRED SECURITIES
--------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                           $    -
Purchases                                                                                  -
Sales                                                                                      -
Transfers into Level 3                                                                 1,100
Transfers out of Level 3                                                                   -
Net realized gain (loss)                                                                   -
Change in net unrealized appreciation/depreciation on investments                       (600)
--------------------------------------------------------------------------------------------
Balance as of July 31, 2012                                                           $  500
--------------------------------------------------------------------------------------------

For the period of August 1, 2011, through July 31, 2012, a preferred security with a fair value of $1,100,000 was transferred from Level 2 to Level 3. The fair value method included adjustments using recent tender offers related to the security. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  45

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

July 31, 2012

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 10.1% of net assets at July 31, 2012.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

================================================================================

46  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    EDA      Economic Development Authority
    MTA      Metropolitan Transportation Authority
    REIT     Real estate investment trust
    USD      Unified School District

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           AMBAC Assurance Corp., Assured Guaranty

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  47

================================================================================

           Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at July 31, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (c) At July 31, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2012.

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

48  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

    (f) At July 31, 2012, the aggregate market value of securities purchased on a delayed-delivery basis was $27,803,000 which included when-issued securities of $4,976,000.

    (g) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at July 31, 2012, was $6,074,000, which represented 0.2% of the Fund's net assets.

    (h) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

    (i) Securities with a value of $942,000 are segregated as collateral for initial margin requirements on open futures contracts.

    (j) Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  49

================================================================================

    (k) Security was fair valued at July 31, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (m) Rate represents the money market fund annualized seven-day yield at July 31, 2011.

     *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

50  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

July 31, 2012

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,309,030)          $2,471,061
  Cash                                                                          1,038
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 7)                                          111
        Nonaffiliated transactions                                              2,201
      USAA Asset Management Company (Note 6C)                                     448
      Dividends and interest                                                   26,272
      Securities sold                                                           5,430
  Variation margin on futures contracts                                           606
                                                                           ----------
         Total assets                                                       2,507,167
                                                                           ----------
LIABILITIES
  Payables:
     Securities purchased                                                      41,869
     Capital shares redeemed:
        Affiliated transactions (Note 7)                                            5
        Nonaffiliated transactions                                              1,656
        Dividends on capital shares                                               403
  Accrued management fees                                                         711
  Accrued transfer agent's fees                                                   147
  Other accrued expenses and payables                                             179
                                                                           ----------
        Total liabilities                                                      44,970
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,462,197
                                                                           ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                          $2,295,405
  Accumulated net realized gain on investments                                  4,158
  Net unrealized appreciation of investments and futures contracts            162,634
                                                                           ----------
           Net assets applicable to capital shares outstanding             $2,462,197
                                                                           ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $2,117,767/195,966
       shares outstanding)                                                 $    10.81
                                                                           ==========
     Institutional Shares (net assets of $336,501/31,139
       shares outstanding)                                                 $    10.81
                                                                           ==========
     Adviser Shares (net assets of $7,929/734 shares outstanding)          $    10.80
                                                                           ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  51

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Year ended July 31, 2012

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                $  4,248
  Interest                                                                  118,071
                                                                           --------
     Total income                                                           122,319
                                                                           --------
EXPENSES
  Management fees                                                             7,444
  Administration and servicing fees:
     Fund Shares                                                              2,836
     Institutional Shares                                                       234
     Adviser Shares                                                              10
  Transfer agent's fees:
     Fund Shares                                                              3,356
     Institutional Shares                                                       234
  Distribution and service fees (Note 6E):
     Adviser Shares                                                              17
  Custody and accounting fees:
     Fund Shares                                                                296
     Institutional Shares                                                        36
     Adviser Shares                                                               1
  Postage:
     Fund Shares                                                                135
  Shareholder reporting fees:
     Fund Shares                                                                 68
  Trustees' fees                                                                 14
  Registration fees:
     Fund Shares                                                                 91
     Institutional Shares                                                        12
     Adviser Shares                                                              25
  Professional fees                                                             130
  Other                                                                          36
                                                                           --------
     Total expenses                                                          14,975
  Expenses paid indirectly:
     Fund Shares                                                                 (1)
  Expenses reimbursed:
     Fund Shares                                                             (1,253)
     Adviser Shares                                                             (13)
                                                                           --------
           Net expenses                                                      13,708
                                                                           --------
NET INVESTMENT INCOME                                                       108,611
                                                                           --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
  Net realized gain on:
     Unaffiliated transactions                                               18,127
     Affiliated transactions (Note 8)                                           498
  Change in net unrealized appreciation/depreciation of:
     Investments                                                             31,887
     Futures contracts                                                          603
                                                                           --------
           Net realized and unrealized gain                                  51,115
                                                                           --------
  Increase in net assets resulting from operations                         $159,726
                                                                           ========

See accompanying notes to financial statements.

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52  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Years ended July 31,

--------------------------------------------------------------------------------

                                                                    2012              2011
------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                       $  108,611        $   88,263
  Net realized gain on investments                                18,625             5,274
  Change in net unrealized appreciation/depreciation of:
     Investments                                                  31,887            67,414
     Futures contracts                                               603                 -
                                                              ----------------------------
     Increase in net assets resulting from operations            159,726           160,951
                                                              ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                 (95,878)          (79,233)
     Institutional Shares                                        (12,408)           (8,678)
     Adviser Shares*                                                (325)             (249)
                                                              ----------------------------
        Distribution to Shareholders                            (108,611)          (88,160)
                                                              ----------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                    343,311           417,519
  Institutional Shares                                           133,464            71,465
  Adviser Shares*                                                  1,663             5,909
                                                              ----------------------------
     Total net increase in net assets from capital
        share transactions                                       478,438           494,893
                                                              ----------------------------
  Net increase in net assets                                     529,553           567,684
NET ASSETS
  Beginning of year                                            1,932,644         1,364,960
                                                              ----------------------------
  End of year                                                 $2,462,197        $1,932,644
                                                              ============================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  53

================================================================================

NOTES TO FINANCIAL STATEMENTS

July 31, 2012

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this annual report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income without undue risk to principal.

The Fund has three classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), and Intermediate-Term Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only through a USAA Managed Account Program or to a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

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54  | USAA INTERMEDIATE-TERM BOND FUND

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A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

       of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

   6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

56  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred securities and all bonds, except U.S. Treasuries, valued based on methods discussed in Note 1A1, and commercial paper, which are valued at amortized cost.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

   Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by tender offers. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

   FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is

================================================================================

58  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

   FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JULY 31, 2012* (IN THOUSANDS)

                                  ASSET DERIVATIVES                 LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------
                          STATEMENT OF                          STATEMENT OF
DERIVATIVES NOT           ASSETS AND                            ASSETS AND
ACCOUNTED FOR AS          LIABILITIES                           LIABILITIES
HEDGING INSTRUMENTS       LOCATION              FAIR VALUE      LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------
Interest rate contracts   Net unrealized            $603**         -                   $-
                          appreciation
                          of investments and
                          futures contracts
----------------------------------------------------------------------------------------------

   * For open derivative instruments as of July 31, 2012, see the portfolio of investments, which also is indicative of activity for the period ended July 31, 2012.

   ** Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

   THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2012 (IN THOUSANDS)

DERIVATIVES NOT                                                          CHANGE IN UNREALIZED
ACCOUNTED FOR            STATEMENT OF             REALIZED               APPRECIATION
AS HEDGING               OPERATIONS               GAIN (LOSS)            (DEPRECIATION)
INSTRUMENTS              LOCATION                 ON DERIVATIVES         ON DERIVATIVES
---------------------------------------------------------------------------------------------
Interest rate contracts  Net realized gain on        $-                       $603
                         investments and futures
                         transactions/Change
                         in net unrealized
                         appreciation/depreciation
                         of futures contracts
---------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  59

================================================================================

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded daily on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of July 31, 2012, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $27,422,000; of which $4,968,000 were when-issued securities.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended July 31, 2012, custodian and other bank credits reduced the Fund Shares, Institutional Shares, and Adviser Shares by $1,000, less than $500, and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

================================================================================

60  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

   exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended July 31, 2012, the Fund paid CAPCO facility fees of $13,000, which represents 4.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended July 31, 2012.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  61

================================================================================

to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended July 31, 2012, and 2011, was as follows:

                                        2012                             2011
                                    --------------------------------------------
Ordinary income*                    $108,611,000                     $88,160,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of July 31, 2012, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                        $    492,000
Undistributed long-term capital gains                                   4,832,000
Unrealized appreciation                                               161,960,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales adjustments.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

62  | USAA INTERMEDIATE-TERM BOND FUND

================================================================================

For the year ended July 31, 2012, the Fund utilized pre-enactment capital loss carryforwards of $14,396,000, to offset capital gains. At July 31,2012, the Fund had no capital loss carryforwards, for federal income tax purposes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended July 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of July 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2012, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2012, were $860,261,000 and $354,056,000, respectively.

As of July 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was $2,309,101,000.

Gross unrealized appreciation and depreciation of investments as of July 31, 2012, for federal income tax purposes, were $188,913,000 and $26,953,000, respectively, resulting in net unrealized appreciation of $161,960,000.

(5) CAPITAL SHARE TRANSACTIONS

At July 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  63

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated USAA fund-of-funds. Capital share transactions for all classes were as follows, in thousands:

------------------------------------------------------------------------------------------
                                             YEAR ENDED                   YEAR ENDED
                                             7/31/2012                    7/31/2011
------------------------------------------------------------------------------------------
                                       SHARES         AMOUNT         SHARES        AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            67,364       $ 707,672        72,983      $ 761,679
Shares issued from reinvested
  dividends                             8,637          90,924         7,107         74,275
Shares redeemed                       (43,353)       (455,285)      (40,147)      (418,435)
                                      ----------------------------------------------------
Net increase from
  capital share transactions           32,648       $ 343,311        39,943      $ 417,519
                                      ====================================================
INSTITUTIONAL SHARES:
Shares sold                            20,161       $ 212,037         7,443      $  77,445
Shares issued from
  reinvested dividends                  1,176          12,408           830          8,679
Shares redeemed                        (8,581)        (90,981)       (1,398)       (14,659)
                                      ----------------------------------------------------
Net increase from
  capital share transactions           12,756       $ 133,464         6,875      $  71,465
                                      ====================================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                               195       $   2,055           575      $   5,903
Shares issued from
  reinvested dividends                      8              79             1              6
Shares redeemed                           (45)           (471)            -              -
                                      ----------------------------------------------------
Net increase from capital
  share transactions                      158       $   1,663           576      $   5,909
                                      ====================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a

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64  | USAA INTERMEDIATE-TERM BOND FUND

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   percentage of the Fund's average net assets at annualized rates of 0.50% of the first $50 million of average net assets, 0.40% of that portion of average net assets over $50 million but not over $100 million, and 0.30% of that portion of average net assets over $100 million. For the year ended July 31, 2012, the Fund's effective annualized base fee was 0.31% of the Fund's average net assets for the same period.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Investment Grade Funds Index over the performance period. The Lipper Intermediate Investment Grade Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Investment Grade Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

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                                             NOTES TO FINANCIAL STATEMENTS |  65

================================================================================

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Investment Grade Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the year ended July 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $7,444,000, which included a performance adjustment for the Fund Shares, Institutional Shares, and Adviser Shares of $801,000, $75,000, and $2,000, respectively. For the Fund Shares, Institutional Shares, and Adviser Shares, the performance adjustments were 0.04%, 0.03%, and 0.03%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares and Adviser Shares, and 0.10% of average net assets of the Institutional Shares. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares. For the year ended July 31, 2012, the Fund Shares, Institutional Shares, and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,836,000, $234,000, and $10,000,
   respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended July 31, 2012, the Fund reimbursed the Manager $61,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Fund Shares and the Adviser

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66  | USAA INTERMEDIATE-TERM BOND FUND

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   Shares to 0.65% and 0.95%, respectively, of their average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Adviser Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the year ended July 31, 2012, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Adviser Shares of $1,253,000 and $13,000, respectively, of which $448,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out of pocket expenses. The Fund Shares and Adviser Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. Prior to September 1, 2011, the Manager received a fee accrued daily and paid monthly at an annualized rate of 0.05% of average net assets of the Institutional Shares, plus out-of-pocket expenses. For the year ended July 31, 2012, the Fund Shares, Institutional Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $3,356,000, $234,000, and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  67

================================================================================

   Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the year ended July 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $17,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of July 31, 2012, the Fund recorded a receivable for capital shares sold of $111,000 and a payable for capital shares redeemed of $5,000 for the USAA fund-of-funds' purchases and redemptions of Institutional Shares. As of July 31, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Cornerstone Conservative Fund                                       0.1%
USAA Target Retirement Income Fund                                       2.5
USAA Target Retirement 2020 Fund                                         3.1
USAA Target Retirement 2030 Fund                                         3.8

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At July 31, 2012, USAA and its affiliates owned 490,000 shares, which represent 66.8% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

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68  | USAA INTERMEDIATE-TERM BOND FUND

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(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended July 31, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                      COST TO       NET REALIZED
        SELLER                 PURCHASER             PURCHASER     GAIN TO SELLER
---------------------------------------------------------------------------------
USAA Intermediate-Term    USAA Short-Term
  Bond Fund                 Bond Fund               $37,320,000      $  498,000
USAA High Income Fund     USAA Intermediate-Term
                            Bond Fund                73,707,000       7,106,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  69

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             YEAR ENDED JULY 31,
                                     ----------------------------------------------------------------------
                                           2012            2011            2010          2009          2008
                                     ----------------------------------------------------------------------
Net asset value at
  beginning of period                $    10.60      $    10.12      $     8.93      $   9.32      $   9.85
                                     ----------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income                     .53             .56             .58           .58           .53
  Net realized and
    unrealized gain (loss)                  .21             .47            1.19          (.39)         (.53)
                                     ----------------------------------------------------------------------
Total from investment
  operations                                .74            1.03            1.77           .19           .00(a)
                                     ----------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.53)           (.55)           (.58)         (.58)         (.53)
                                     ----------------------------------------------------------------------
Net asset value at end
  of period                          $    10.81      $    10.60      $    10.12      $   8.93      $   9.32
                                     ======================================================================
Total return (%)*                          7.27           10.44           20.30          2.71          (.08)
Net assets at end of
  period (000)                       $2,117,767      $1,731,646      $1,248,509      $951,548      $966,308
Ratios to average net assets:**
  Expenses (%)(b)                           .65             .65             .65           .65           .65
  Expenses, excluding
    reimbursements (%)(b)                   .72             .72             .69           .70           .69
  Net investment income (%)                5.07            5.33            6.00          6.93          5.48
Portfolio turnover (%)                       17              16              37            49(c)         21

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2012, average net assets were $1,892,334,000.
(a) Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) Reflects increased trading activity due to market volatility.

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70  | USAA INTERMEDIATE-TERM BOND FUND

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(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:


                                                        YEAR ENDED JULY 31,            PERIOD ENDED
                                              --------------------------------------     JULY 31,
                                                  2012            2011          2010      2009***
                                              -----------------------------------------------------
Net asset value at beginning of period        $  10.60        $  10.12      $   8.93      $  9.32
                                              ---------------------------------------------------
Income (loss) from investment operations:
  Net investment income                            .54             .58           .60          .59
  Net realized and unrealized gain (loss)          .21             .48          1.19         (.39)
                                              ---------------------------------------------------
Total from investment operations                   .75            1.06          1.79          .20
                                              ---------------------------------------------------
Less distributions from:
  Net investment income                           (.54)           (.58)         (.60)        (.59)
                                              ---------------------------------------------------
  Net asset value at end of period            $  10.81        $  10.60      $  10.12      $  8.93
                                              ===================================================
Total return (%)*                                 7.37           10.66         20.53         2.86
Net assets at end of period (000)             $336,501        $194,889      $116,451      $46,888
Ratios to average net assets:**
  Expenses (%)(a)                                  .56             .45           .46          .46(b)
  Net investment income (%)                       5.13            5.53          6.15         7.28(b)
Portfolio turnover (%)                              17              16            37           49(c)

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2012, average net assets were $241,906,000.
*** Institutional Shares were initiated on August 1, 2008.
(a) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects increased trading activity due to market volatility.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  71

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       YEAR ENDED    PERIOD ENDED
                                                         JULY 31,      JULY 31,
                                                           2012         2011***
                                                       --------------------------
Net asset value at beginning of period                   $10.60          $10.11
                                                         ----------------------
Income from investment operations:
  Net investment income                                     .50             .52
  Net realized and unrealized gain                          .20             .49
                                                         ----------------------
Total from investment operations                            .70            1.01
                                                         ----------------------
Less distributions from:
  Net investment income                                    (.50)           (.52)
                                                         ----------------------
Net asset value at end of period                         $10.80          $10.60
                                                         ======================
Total return (%)*                                          6.86           10.19
Net assets at end of period (000)                        $7,929          $6,109
Ratios to average net assets:**
  Expenses (%)(b)                                           .95             .95(a)

  Expenses, excluding reimbursements (%)(b)                1.14            1.70(a)
  Net investment income (%)                                4.76            5.02(a)
Portfolio turnover (%)                                       17              16

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the year ended July 31, 2012, average net assets were $6,830,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

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72  | USAA INTERMEDIATE-TERM BOND FUND

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EXPENSE EXAMPLE

July 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2012, through July 31, 2012.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an

================================================================================

                                                           EXPENSE EXAMPLE |  73

================================================================================

assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                            EXPENSES PAID
                                   BEGINNING              ENDING            DURING PERIOD*
                                  ACCOUNT VALUE        ACCOUNT VALUE      FEBRUARY 1, 2011 -
                                 FEBRUARY 1, 2012      JULY 31, 2012        JULY 31, 2012
                                 -----------------------------------------------------------
FUND SHARES
Actual                             $1,000.00             $1,050.10               $3.31

Hypothetical
  (5% return before expenses)       1,000.00              1,021.63                3.27

INSTITUTIONAL SHARES
Actual                              1,000.00              1,050.50                2.91

Hypothetical
  (5% return before expenses)       1,000.00              1,022.03                2.87

ADVISER SHARES
Actual                              1,000.00              1,047.58                4.84

Hypothetical
  (5% return before expenses)       1,000.00              1,020.14                4.77

* Expenses are equal to the annualized expense ratio of 0.65% for Fund Shares, 0.57% for Institutional Shares, and 0.95% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 5.01% for Fund Shares, 5.05% for Institutional Shares, and 4.76% for Adviser Shares for the six-month period of February 1, 2012, through July 31, 2012.

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74  | USAA INTERMEDIATE-TERM BOND FUND

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ADVISORY AGREEMENT

July 31, 2012

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

                                                        ADVISORY AGREEMENT |  75

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust. The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement.

The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and

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76  | USAA INTERMEDIATE-TERM BOND FUND

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investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as other funds in the Trust. The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the expense group) and
(ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the expense universe). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment as well as any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data

================================================================================

                                                        ADVISORY AGREEMENT |  77

================================================================================

indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including any performance adjustment to such fee. The Board took into account the Manager's undertakings to maintain expense limitations for the Fund.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the performance universe). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2011, was in the top 1% of its performance universe for the three-year period ended December 31, 2011, and was in the top 25% of its performance universe for the five-year period ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax

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78  | USAA INTERMEDIATE-TERM BOND FUND

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expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints at specified asset levels, which allows the Fund to participate in any economies of scale. The Board took into account management's discussion of the current advisory fee structure. The Board also considered the fee waiver and expense reimbursement arrangements by the Manager. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager and its affiliates' level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

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                                                        ADVISORY AGREEMENT |  79

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TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees*. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Asset Management Company (AMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Independent Trustee reaches age 72 or an Interested Trustee reaches age 65. The Board may change or grant exceptions from this policy at any time without shareholder approval. A Trustee may resign or be removed by a vote of the other Trustees or the holders of a majority of the outstanding shares of the Trust at any time. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 50 individual funds. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

  * Effective August 1, 2012, Patrick Bannigan joined the Board of Trustees of the Trust.

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80  | USAA INTERMEDIATE-TERM BOND FUND

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If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

DANIEL S. MCNAMARA(2, 4)
Trustee, President, and Vice Chair of the Board of Trustees
Born: December 1966
Year of Election or Appointment: 2009

President and Director of AMCO (01/12-present); Senior Vice President of USAA Financial Planning Services Agency, Inc. (FPS) (04/11-present); President and Director, USAA Investment Management Company (IMCO) and USAA Shareholder Account Services (SAS) (10/09-present); President and Director of USAA Financial Advisors, Inc. (FAI) and FPS (10/09-04/11); President, Banc of America Investment Advisors (9/07-9/09); Managing Director Planning and Financial Products Group, Bank of America (09/01-09/09). Mr. McNamara brings to the Board extensive experience in the financial services industry, including experience as an officer of the Trust.

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

ROBERT L. MASON, PH.D.(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1946
Year of Election or Appointment: 1997(+)

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason brings to the Board particular experience with information technology matters, statistical analysis, and human resources as well as over 15 years' experience as a Board member of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  81

================================================================================

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2008

Academic Director, El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Business at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Business at Rice University (7/01-present). Dr. Ostdiek brings to the Board particular experience with financial investment management, education, and research as well as over four years' experience as a Board member of the USAA family of funds. Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr brings to the Board particular experience with organizational development, budgeting, finance, and capital markets as well as over 12 years' experience as a Board member of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

PATRICK BANNIGAN(3, 4, 5, 6)
Trustee
Born: November 1965
Year of Election or Appointment: 2012

Director, Rx Matters Foundation, Inc. (12/11-present), a nonprofit foundation established to receive, obtain, and distribute medicines and other health care items to people in need; Director, All-In to Fight Cancer

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82  | USAA INTERMEDIATE-TERM BOND FUND

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(7/10-present), a nonprofit organization founded to educate and raise money in the effort to treat and find a cure for cancer; Senior Vice President and General Manager, RiverSource Investments (10/06-6/10). Mr. Bannigan brings to the Board extensive experience in the financial services industry, including experience as an officer of various mutual fund companies as well as over 23 years' mutual fund board-related experience.

PAUL L. MCNAMARA(3, 4, 5, 6)
Trustee
Born: July 1948
Year of Election or Appointment: 2012

Director, Cantor Opportunistic Alternatives Fund, LLC (3/10-present), which is a closed-end fund of funds managed by Cantor Fitzgerald Investment Advisors L.P. Mr. McNamara retired from Lord Abbett & Co. LLC as an Executive Member on 9/30/09, a position he held since 10/02. He had been employed at Lord Abbett since 1996. Mr. McNamara brings to the Board extensive experience with the financial services industry and, in particular, institutional and retail mutual fund markets, including experience with mutual fund marketing, distribution, and risk management, as well as overall experience with compliance and corporate governance issues. Mr. McNamara also has experience serving as a fund director. Mr. McNamara holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds. Paul L. McNamara is no relation to Daniel S. McNamara.

    (1) Indicates the Trustee is an employee of AMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.
    (2) Member of Executive Committee
    (3) Member of Audit Committee
    (4) Member of Pricing and Investment Committee
    (5) Member of Corporate Governance Committee
    (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.
    (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.
    (+) Mr. Mason was elected as Chair of the Board in January 2012.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  83

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INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

R. MATTHEW FREUND
Vice President
Born: July 1963
Year of Appointment: 2010

Senior Vice President and Director of AMCO (01/12-present); Senior Vice President, Investment Portfolio Management, IMCO (02/10-01/12); Vice President, Fixed Income Investments, IMCO (02/04-02/10). Mr. Freund also serves as a director of SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, AMCO (01/12-present); Vice President, Equity Investments, IMCO (02/09-01/12); Managing Director, AIG Investments, (12/03-01/09).

ADYM W. RYGMYR
Secretary
Born: February 1969
Year of Appointment: 2012

Vice President, Financial Advice & Solutions Group General Counsel, USAA (03/12-present); Managing Director and General Counsel, TIAA-CREF (04/04-03/12). Mr. Rygmyr also holds the officer positions of Vice President and Secretary, IMCO, AMCO, and SAS.

JAMES G. WHETZEL
Assistant Secretary
Born: February 1978
Year of Appointment: 2010

Attorney, Financial Advice & Solutions Group General Counsel, USAA (11/08-present); Reed Smith, LLP, Associate (08/05-11/08). Mr. Whetzel also serves as Assistant Secretary of AMCO and SAS.

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84  | USAA INTERMEDIATE-TERM BOND FUND

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ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2008

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, IMCO, FAI, FPS, SAS and USAA Life (2/09-present); Vice President, Senior Financial Officer, USAA (2/07-present).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Investments Compliance, USAA (03/12-present); Assistant Vice President, Mutual Funds Compliance, USAA (09/04-02/12).

    (1) Indicates those Officers who are employees of AMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

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                                       TRUSTEES' AND OFFICERS' INFORMATION |  85

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TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
                                     Patrick Bannigan
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments," then
AT USAA.COM                          "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40050-0912                                (C)2012, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

On September 20, 2011, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 50 funds in all. Only 14 funds of the Registrant have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended
July 31,  2012 and 2011 were $391,388 and $391,388, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2012 and 2011 were $70,828 and $63,358, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended July 31, 2012 and 2011.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2012 and 2011.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, USAA Asset Management Company (AMCO), and the Funds' transfer agent, SAS, for July 31, 2012 and 2011 were $384,984 and $384,316, respectively.

(h) Ernst & Young LLP provided non-audit services to AMCO in 2012 and 2011 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to AMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and AMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for AMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on AMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and AMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and AMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and AMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, AMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and AMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other AMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, AMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

Approved and adopted by the Investment Code of Ethics Committee: August 31,
2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 22, 2010.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 20, 2011.

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended July 31, 2012

By:*     /s/ Adym Rygmyr
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:    9/27/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ Daniel S. McNamara
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    10/01/2012
         ------------------------------


By:*     /s/ Roberto Galindo, Jr.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    9/28/2012
         ------------------------------
*Print the name and title of each signing officer under his or her signature.